Vanguard Total International Stock Index Fund

Schedule of Investments (unaudited)
As of January 31, 2020

		Market
		Value
	Shares	($000)
Common Stocks (98.8%)1
Argentina (0.0%)
Ternium Argentina SA	390	—

Australia (4.8%)
Commonwealth Bank of Australia	28,901,158	1,636,317
CSL Ltd.	7,384,746	1,518,816
BHP Group Ltd.	48,096,759	1,233,393
Westpac Banking Corp.	58,269,059	973,763
National Australia Bank Ltd.	47,056,258	803,824
Australia & New Zealand Banking Group Ltd.	46,271,144	787,647
Woolworths Group Ltd.	20,536,688	570,385
Wesfarmers Ltd.	18,469,513	554,124
Macquarie Group Ltd.	5,229,782	499,709
Transurban Group	44,155,932	460,273
Rio Tinto Ltd.	6,062,942	393,416
Woodside Petroleum Ltd.	15,262,601	349,676
Goodman Group	29,083,856	287,929
Amcor plc	26,404,113	277,471
Newcrest Mining Ltd. (XASX)	12,477,630	249,803
Aristocrat Leisure Ltd.	10,405,888	248,173
Scentre Group	85,897,322	220,399
Brambles Ltd.	25,519,758	213,153
Coles Group Ltd.	18,485,974	202,848
QBE Insurance Group Ltd.	21,392,141	194,736
Fortescue Metals Group Ltd.	25,947,019	192,212
ASX Ltd.	3,165,883	179,113
Insurance Australia Group Ltd.	37,702,351	177,281
Suncorp Group Ltd.	20,595,731	175,943
Telstra Corp. Ltd.	67,971,945	173,326
Santos Ltd.	28,877,771	165,742
Sonic Healthcare Ltd.	7,725,011	161,922
Origin Energy Ltd.	28,685,416	155,179
James Hardie Industries plc	7,228,484	151,985
Dexus	17,891,311	150,970
Cochlear Ltd.	918,519	146,290
APA Group	19,255,044	144,579
Mirvac Group	63,986,191	144,351
AGL Energy Ltd.	10,595,523	140,616
South32 Ltd.	80,728,975	138,523
Ramsay Health Care Ltd.	2,515,770	132,336
Stockland	39,040,011	127,632
GPT Group	31,757,504	126,716
Lendlease Group	9,209,910	110,614
Aurizon Holdings Ltd.	30,781,046	110,335
Oil Search Ltd.	21,705,935	103,747
Treasury Wine Estates Ltd.	11,747,414	100,905
Sydney Airport	17,987,856	100,051
Northern Star Resources Ltd.	11,582,261	99,772
Magellan Financial Group Ltd.	2,228,768	98,154
Tabcorp Holdings Ltd.	30,924,074	96,259

Orica Ltd.	6,195,293	93,600
Computershare Ltd.	7,892,030	93,190
Caltex Australia Ltd.	4,069,067	92,791
Medibank Pvt Ltd.	45,124,804	92,720
Vicinity Centres	51,710,591	87,282
SEEK Ltd.	5,701,903	85,485
BlueScope Steel Ltd.	8,276,434	77,459
Atlas Arteria Ltd.	14,308,760	77,059
* Afterpay Ltd.	3,012,986	75,240
AMP Ltd.	56,126,852	67,728
Coca-Cola Amatil Ltd.	8,389,865	66,665
Charter Hall Group	7,609,326	64,926
Boral Ltd.	19,165,708	63,162
REA Group Ltd.	820,363	62,073
Alumina Ltd.	40,887,765	58,888
Incitec Pivot Ltd.	26,253,526	57,003
Bendigo & Adelaide Bank Ltd.	8,144,803	56,239
Challenger Ltd.	9,397,600	55,638
Worley Ltd.	5,217,406	52,151
ALS Ltd.	7,910,483	50,554
Beach Energy Ltd.	28,845,613	50,317
^ JB Hi-Fi Ltd.	1,843,563	48,482
* Saracen Mineral Holdings Ltd.	17,910,630	48,274
Downer EDI Ltd.	9,791,525	47,964
Qube Holdings Ltd.	20,649,869	47,070
Altium Ltd.	1,774,607	46,312
Ansell Ltd.	2,150,893	45,464
Crown Resorts Ltd.	5,732,910	44,566
Iluka Resources Ltd.	6,886,095	44,044
Evolution Mining Ltd.	17,248,902	43,533
Orora Ltd.	19,874,116	42,428
carsales.com Ltd.	3,532,632	40,210
Qantas Airways Ltd.	9,468,750	40,146
^ Reliance Worldwide Corp. Ltd.	13,042,106	38,799
Link Administration Holdings Ltd.	8,454,403	38,097
Star Entertainment Grp Ltd.	13,495,060	37,268
^ Domino's Pizza Enterprises Ltd.	983,746	35,763
AusNet Services	29,928,294	35,268
OZ Minerals Ltd.	5,239,403	34,997
Steadfast Group Ltd.	13,728,844	34,886
^ Bank of Queensland Ltd.	6,704,209	34,085
Cromwell Property Group	39,751,231	32,434
IGO Ltd.	7,886,232	31,850
CIMIC Group Ltd.	1,593,824	30,839
Shopping Centres Australasia Property Group	15,578,493	30,001
TPG Telecom Ltd.	6,018,581	29,921
Cleanaway Waste Management Ltd.	22,076,487	29,816
Nine Entertainment Co. Holdings Ltd.	24,076,546	29,780
Seven Group Holdings Ltd.	2,195,458	29,243
IOOF Holdings Ltd.	5,597,010	29,164
Appen Ltd.	1,764,794	29,096
* NEXTDC Ltd.	5,662,062	28,320
^ Harvey Norman Holdings Ltd.	9,776,624	27,436
nib holdings Ltd.	7,517,509	26,917
Charter Hall Long Wale REIT	7,006,706	26,531
Pendal Group Ltd.	4,522,842	26,468
Breville Group Ltd.	2,129,842	26,238

	CSR Ltd.	8,182,518	26,232
	IRESS Ltd.	2,830,313	26,152
	Metcash Ltd.	14,788,409	25,628
^	Mineral Resources Ltd.	2,274,565	25,573
	IDP Education Ltd.	2,140,227	24,915
	Flight Centre Travel Group Ltd.	923,479	24,053
	Regis Resources Ltd.	7,659,883	23,481
	Whitehaven Coal Ltd.	14,187,792	23,467
^	WiseTech Global Ltd.	1,352,740	22,105
	Washington H Soul Pattinson & Co. Ltd.	1,533,294	21,845
*	Vocus Group Ltd.	9,741,928	21,833
	BWP Trust	7,883,271	21,511
*	GrainCorp Ltd. Class A	3,799,479	21,089
	St. Barbara Ltd.	11,235,305	20,944
	Perpetual Ltd.	730,415	20,602
2	Viva Energy Group Ltd.	17,565,404	19,984
	Bapcor Ltd.	4,746,563	19,838
	Charter Hall Retail REIT	6,233,643	19,526
	Sims Ltd.	2,736,405	19,326
*	Nufarm Ltd.	5,169,350	18,855
	AP Eagers Ltd.	3,139,979	18,697
	Healius Ltd.	9,371,817	18,344
	Adelaide Brighton Ltd.	7,523,184	18,168
	National Storage REIT	12,591,393	18,049
	Credit Corp. Group Ltd.	763,176	17,935
	PolyNovo Ltd.	9,491,800	17,553
	Premier Investments Ltd.	1,327,677	17,459
*	Nanosonics Ltd.	3,797,336	17,312
^	InvoCare Ltd.	1,897,849	16,915
	Monadelphous Group Ltd.	1,462,502	16,899
^	Webjet Ltd.	2,112,470	16,381
*	Lynas Corp. Ltd.	11,212,731	16,284
^	Corporate Travel Management Ltd.	1,380,851	16,229
^	Platinum Asset Management Ltd.	5,093,768	15,955
	IPH Ltd.	2,608,513	15,791
	Abacus Property Group	5,934,982	14,937
*	Perseus Mining Ltd.	18,775,403	14,935
	Super Retail Group Ltd.	2,345,852	14,606
^	Bingo Industries Ltd.	7,895,349	14,580
*,^	Mesoblast Ltd.	7,465,766	14,577
	Ingenia Communities Group	4,467,641	14,234
	EML Payments Ltd.	4,103,545	14,222
	Technology One Ltd.	2,509,239	14,045
	Viva Energy REIT	7,518,418	13,871
	Silver Lake Resources Ltd.	12,472,706	13,820
*	Gold Road Resources Ltd.	14,077,926	13,558
	ARB Corp. Ltd.	1,073,469	13,200
	Growthpoint Properties Australia Ltd.	4,473,228	13,012
	Brickworks Ltd.	983,067	12,994
^	Blackmores Ltd.	217,405	12,893
	NRW Holdings Ltd.	6,106,529	12,561
^	Zip Co. Ltd.	4,777,522	12,523
	Aventus Group	6,182,854	12,351
	Avita Medical Ltd.	27,700,119	11,945
	Elders Ltd.	2,420,948	11,912
^	Clinuvel Pharmaceuticals Ltd.	649,517	11,869
	Centuria Metropolitan REIT	5,842,549	11,718

*	IMF Bentham Ltd.	3,719,412	11,711
^	Costa Group Holdings Ltd.	6,291,973	11,452
	Perenti Global Ltd.	11,138,552	11,291
	GUD Holdings Ltd.	1,408,749	11,203
	Pro Medicus Ltd.	686,980	10,830
*	Resolute Mining Ltd.	13,629,046	10,705
	Sandfire Resources Ltd.	2,847,962	10,460
	GWA Group Ltd.	4,205,804	9,989
^	Bega Cheese Ltd.	3,426,349	9,927
	Collins Foods Ltd.	1,739,961	9,895
	Domain Holdings Australia Ltd.	3,813,694	9,557
	G8 Education Ltd.	7,485,688	9,495
	Service Stream Ltd.	5,450,443	9,483
	Arena REIT	4,410,616	9,098
	Tassal Group Ltd.	3,137,677	8,974
	Ramelius Resources Ltd.	9,888,119	8,865
*	Cooper Energy Ltd.	23,696,110	8,834
	Select Harvests Ltd.	1,530,690	8,687
	Centuria Industrial REIT	3,536,511	8,612
	Genworth Mortgage Insurance Australia Ltd.	3,418,123	8,331
	Charter Hall Social Infrastructure REIT	3,525,425	8,196
*	Emeco Holdings Ltd. (XASX)	5,361,817	8,081
	oOh!media Ltd.	3,534,576	7,942
	McMillan Shakespeare Ltd.	915,297	7,827
	PointsBet Holdings Pty Ltd.	2,040,668	7,465
*	Mayne Pharma Group Ltd.	24,656,261	7,399
^	Inghams Group Ltd.	3,140,332	7,379
	Jumbo Interactive Ltd.	828,352	7,305
*	Westgold Resources Ltd.	4,841,014	7,201
*,^	Orocobre Ltd.	3,503,858	7,184
	Western Areas Ltd.	4,192,913	7,095
^	Netwealth Group Ltd.	1,328,987	7,089
	Sigma Healthcare Ltd.	17,581,058	7,014
	Southern Cross Media Group Ltd.	11,954,633	6,941
	GDI Property Group	6,470,871	6,678
^	Rural Funds Group	5,361,724	6,620
*,^	nearmap Ltd.	5,978,135	6,614
	FlexiGroup Ltd.	4,735,995	6,576
	Mount Gibson Iron Ltd.	10,888,296	6,532
	Lovisa Holdings Ltd.	870,655	6,416
^	Freedom Foods Group Ltd.	1,968,257	6,302
2	Coronado Global Resources Inc.	4,666,105	6,273
*,^	Pilbara Minerals Ltd.	31,836,640	6,136
	SmartGroup Corp. Ltd.	1,359,854	6,117
	Estia Health Ltd.	3,735,087	6,102
	Integral Diagnostics Ltd.	2,232,105	6,004
*	Pact Group Holdings Ltd.	3,218,783	5,898
	SeaLink Travel Group Ltd.	2,043,663	5,888
	Accent Group Ltd.	5,039,023	5,665
	Carnarvon Petroleum Ltd.	23,764,696	5,454
	Infigen Energy	10,162,475	5,335
	Australian Pharmaceutical Industries Ltd.	6,025,466	5,269
*,^	Eclipx Group Ltd.	4,913,981	5,211
	HUB24 Ltd.	712,074	5,111
	Hotel Property Investments	2,226,327	5,065
*	Australian Agricultural Co. Ltd.	6,728,471	5,001
	Cedar Woods Properties Ltd.	911,125	4,852

*,^	Karoon Energy Ltd.	6,295,105	4,826
^	BWX Ltd.	1,743,792	4,824
	AMA Group Ltd.	7,876,105	4,776
^	New Hope Corp. Ltd.	3,756,076	4,657
*	Starpharma Holdings Ltd.	5,505,630	4,373
	Village Roadshow Ltd.	1,600,307	4,306
*,^	Galaxy Resources Ltd.	6,284,419	4,224
^	HT&E Ltd.	3,651,104	4,150
*	Senex Energy Ltd.	19,945,587	4,129
*	Asaleo Care Ltd.	5,707,801	4,116
	Jupiter Mines Ltd.	20,532,345	3,950
	Navigator Global Investments Ltd.	1,835,146	3,915
	Aurelia Metals Ltd.	12,452,293	3,672
^	Bubs Australia Ltd.	6,673,797	3,564
	Data#3 Ltd.	1,166,130	3,496
*,^	Myer Holdings Ltd.	11,853,493	3,456
	OFX Group Ltd.	3,285,763	3,305
*	Dacian Gold Ltd.	3,348,597	3,212
	Regis Healthcare Ltd.	1,994,382	3,194
	Virtus Health Ltd.	956,277	2,749
	SG Fleet Group Ltd.	1,796,439	2,632
*,^	Superloop Ltd.	4,341,195	2,531
*,^	Syrah Resources Ltd.	7,177,798	2,379
	MACA Ltd.	3,707,414	2,368
^	Japara Healthcare Ltd.	3,536,604	2,279
*	Seven West Media Ltd.	13,567,493	2,233
	WPP AUNZ Ltd.	5,661,944	2,178
^	SpeedCast International Ltd.	3,739,468	1,947
	Vita Group Ltd.	1,984,961	1,564
	Electro Optic Systems Holdings Ltd.	199,689	1,391
*,^	Clean TeQ Holdings Ltd.	8,549,673	1,389
	Newcrest Mining Ltd. ADR	65,409	1,308
	Paradigm Biopharmaceuticals Ltd.	450,151	1,247
	Intega Group Ltd.	4,348,548	1,243
*,^	New Century Resources Ltd.	7,767,480	1,120
*	Ainsworth Game Technology Ltd.	1,821,479	890
*	Cardno Ltd.	3,382,801	890
*,^	Liquefied Natural Gas Ltd.	7,917,475	813
	Emeco Holdings Ltd.	521,072	799
	Decmil Group Ltd.	2,735,799	744
	MyState Ltd.	152,742	555
	Codan Ltd.	76,065	387
	Sims Ltd. ADR	57	—
*,§	SGH Energy Pty Ltd.	5,925,255	—
*,§	DSHE Holdings Ltd.	1,313,373	—
			19,599,998
Austria (0.2%)
	Erste Group Bank AG	4,702,497	172,664
	OMV AG	2,339,955	116,282
	Verbund AG	1,085,061	57,375
	Wienerberger AG	1,889,507	53,610
	Raiffeisen Bank International AG	2,180,448	49,669
	CA Immobilien Anlagen AG	1,118,812	49,226
2	BAWAG Group AG	1,074,031	46,421
	voestalpine AG	1,893,658	45,857
	ANDRITZ AG	1,160,104	45,646
	IMMOFINANZ AG	1,384,920	38,431

	Oesterreichische Post AG	540,600	20,522
	S IMMO AG	749,834	20,088
	UNIQA Insurance Group AG	1,848,267	17,479
	Telekom Austria AG	2,139,574	17,199
	Lenzing AG	213,709	16,891
	Vienna Insurance Group AG Wiener Versicherung Gruppe	618,202	16,687
	DO & CO AG	99,004	9,873
	EVN AG	434,804	8,579
	Schoeller-Bleckmann Oilfield Equipment AG	178,693	8,213
	Strabag SE	236,533	7,890
	Flughafen Wien AG	143,890	5,825
	Palfinger AG	153,180	4,745
*	Zumtobel Group AG	396,708	3,894
	Agrana Beteiligungs AG	145,375	3,091
^	Porr AG	134,314	2,341
	Kapsch TrafficCom AG	68,971	2,033
			840,531
Belgium (0.8%)
	Anheuser-Busch InBev SA/NV	12,568,020	948,135
	KBC Group NV	4,480,549	328,763
*	Galapagos NV	812,596	181,615
	UCB SA	1,970,647	181,344
	Ageas	3,024,673	166,786
	Umicore SA	3,344,699	154,002
	Groupe Bruxelles Lambert SA	1,207,923	121,389
	Solvay SA Class A	1,129,194	117,030
	Argenx SE	699,360	101,007
	Cofinimmo SA	426,654	68,009
	Proximus SADP	2,299,026	65,504
	Warehouses De Pauw CVA	2,061,547	58,919
	Ackermans & van Haaren NV	366,023	58,633
	Sofina SA	248,696	56,895
	Elia System Operator SA/NV	569,401	54,913
	Aedifica SA	403,969	54,646
	Colruyt SA	828,600	41,458
	Barco NV	158,409	39,388
	Telenet Group Holding NV	757,854	35,237
	KBC Ancora	572,133	28,497
	Euronav NV	2,620,329	26,036
	D'ieteren SA/NV	370,415	23,909
	Ontex Group NV	1,307,458	23,698
	Fagron	1,003,946	23,241
^	Melexis NV	296,316	21,059
	Befimmo SA	314,705	19,361
	Montea C.V.A	189,762	18,766
	Gimv NV	293,755	18,100
^	bpost SA	1,644,343	16,387
	Bekaert SA	574,307	14,580
*	Tessenderlo Chemie NV (Voting Shares)	426,277	14,342
*	AGFA-Gevaert NV	2,875,005	14,121
	Retail Estates NV	138,894	12,752
	Cie d'Entreprises CFE	112,605	12,279
	Kinepolis Group NV	196,319	12,107
	Orange Belgium SA	496,974	10,105
	Econocom Group SA/NV	2,123,474	6,037
*,^	Mithra Pharmaceuticals SA	212,205	5,745
	EVS Broadcast Equipment SA	218,076	4,926

* Ion Beam Applications	321,463	3,699
* Viohalco SA	887,034	3,547
Van de Velde NV	82,005	2,546
Wereldhave Belgium Comm VA	24,580	2,283
		3,171,796
Brazil (2.0%)
Vale SA	52,065,799	611,159
Itau Unibanco Holding SA Preference Shares	65,580,989	502,584
Banco Bradesco SA Preference Shares	61,235,590	470,284
Petroleo Brasileiro SA Preference Shares	68,052,360	452,083
B3 SA - Brasil Bolsa Balcao	32,311,516	363,661
Petroleo Brasileiro SA (Ordinary Shares)	49,183,378	348,554
Ambev SA (BVMF)	65,289,678	272,129
Itausa - Investimentos Itau SA Preference Shares	71,122,806	213,571
Lojas Renner SA	12,912,140	173,213
Banco do Brasil SA	13,665,798	154,891
IRB Brasil Resseguros S/A	13,561,256	141,958
Magazine Luiza SA	10,323,863	134,515
Notre Dame Intermedica Participacoes SA	7,291,376	119,537
Suzano SA	12,710,328	117,737
Localiza Rent a Car SA	9,249,777	115,833
WEG SA	12,033,717	110,739
Banco Bradesco SA (BVMF)	14,828,193	108,547
Raia Drogasil SA	3,701,758	107,372
JBS SA	15,827,653	101,930
* Rumo SA	18,136,814	98,252
Natura & Co. Holding SA	8,415,516	93,497
BB Seguridade Participacoes SA	11,015,960	89,463
Telefonica Brasil SA Preference Shares	6,063,926	84,093
Ultrapar Participacoes SA	13,870,506	81,812
Lojas Americanas SA Preference Shares	12,452,665	80,108
Equatorial Energia SA	13,943,935	77,622
CCR SA	18,222,952	77,613
Petrobras Distribuidora SA	11,166,092	75,091
Gerdau SA Preference Shares	15,540,814	72,758
Itau Unibanco Holding SA (XNYS)	9,559,137	72,745
Banco BTG Pactual SA	4,027,664	70,535
Cogna Educacao	24,179,578	65,607
Banco Santander Brasil SA	6,530,578	64,153
Cia de Saneamento Basico do Estado de Sao Paulo (BVMF)	4,342,361	61,851
* BRF SA (BVMF)	8,191,370	58,433
Klabin SA	11,926,075	57,784
Hypera SA	6,505,728	54,035
Sul America SA	3,605,590	53,041
BR Malls Participacoes SA	12,225,192	52,525
* B2W Cia Digital	3,124,141	51,940
Cosan SA	2,718,190	50,586
Centrais Eletricas Brasileiras SA (Ordinary Shares)	5,468,249	50,078
YDUQS Part	4,050,820	49,857
^ Banco Bradesco SA (XNYS)	6,366,258	48,575
Petroleo Brasileiro SA ADR Preference Shares	3,593,026	47,608
TIM Participacoes SA	12,171,712	47,606
Vale SA Class B ADR	3,908,564	45,848
* Embraer SA	10,455,139	44,285
TOTVS SA	2,526,579	44,041
* Azul SA Prior Preference Shares.	3,178,855	43,987
Cia Energetica de Minas Gerais Preference Shares	12,429,924	43,391

Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	2,056,785	40,861
Energisa SA	3,052,798	39,327
Qualicorp Consultoria e Corretora de Seguros SA	3,876,725	37,531
Multiplan Empreendimentos Imobiliarios SA	4,401,038	35,639
Engie Brasil Energia SA	2,802,833	34,065
2 Hapvida Participacoes e Investimentos SA	2,347,425	32,926
Centrais Eletricas Brasileiras SA Preference Shares	3,312,428	31,611
Bradespar SA Preference Shares	3,652,684	31,566
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,246,254	31,530
Cielo SA	18,204,457	30,053
Atacadao SA	5,432,505	28,656
CPFL Energia SA	3,063,300	27,374
Transmissora Alianca de Energia Eletrica SA	3,686,875	26,653
Cia de Saneamento do Parana	1,097,313	25,981
* Alpargatas SA Preference Shares	3,080,900	25,783
Fleury SA	3,480,876	25,197
EDP - Energias do Brasil SA	4,824,329	25,177
Porto Seguro SA	1,585,879	24,489
Cia Siderurgica Nacional SA	7,894,033	23,778
Metalurgica Gerdau SA Preference Shares Class A	10,596,518	23,580
MRV Engenharia e Participacoes SA	4,703,940	22,923
Ambev SA (XNYS)	5,315,464	22,112
Cia Energetica de Sao Paulo Preference Shares	2,940,360	21,840
Linx SA	2,641,897	21,048
Cia Paranaense de Energia Preference Shares	1,222,941	20,966
Neoenergia SA	3,411,700	20,498
* Via Varejo SA	6,142,213	20,079
* Marfrig Global Foods SA	7,709,684	19,749
Cia de Locacao das Americas	3,531,117	19,467
Braskem SA Preference Shares	2,640,183	19,450
Aliansce Sonae Shopping Centers SA	1,550,200	19,036
Odontoprev SA	4,376,271	18,046
Cia de Saneamento Basico do Estado de Sao Paulo (XNYS)	1,258,561	17,821
Lojas Americanas SA	3,239,622	17,573
Light SA	3,235,145	17,299
Iguatemi Empresa de Shopping Centers SA	1,370,021	17,051
Duratex SA	4,515,733	16,555
CVC Brasil Operadora e Agencia de Viagens SA	1,923,451	16,393
Cia de Saneamento de Minas Gerais-COPASA	1,030,701	16,221
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	3,117,042	16,158
Banco do Estado do Rio Grande do Sul SA Preference Shares	3,316,474	15,558
Sao Martinho SA	2,642,017	15,466
Ez Tec Empreendimentos e Participacoes SA	1,182,602	15,354
Itau Unibanco Holding SA (BVMF)	2,129,895	14,642
M Dias Branco SA	1,433,347	13,753
Usinas Siderurgicas de Minas Gerais SA Preference Shares	6,074,155	13,659
* EcoRodovias Infraestrutura e Logistica SA	3,208,971	13,285
Alupar Investimento SA	1,779,051	12,288
Eneva SA	1,180,272	12,052
Cia Hering	2,022,995	11,724
Iochpe Maxion SA	2,290,071	11,615
Grendene SA	4,143,001	11,096
Construtora Tenda SA	1,318,583	11,016
Movida Participacoes SA	2,166,092	10,647
Telefonica Brasil SA	752,488	10,445
Arezzo Industria e Comercio SA	722,827	10,178
* Gol Linhas Aereas Inteligentes SA Preference Shares	1,271,518	10,169

* Cosan Logistica SA	2,082,329	10,050
Marcopolo SA Preference Shares	8,833,628	9,983
BK Brasil Operacao e Assessoria a Restaurantes SA	2,587,772	9,886
Guararapes Confeccoes SA	1,458,324	9,882
Randon Participacoes SA Preference Shares	3,071,311	9,753
Cia Brasileira de Distribuicao ADR	487,223	9,686
* Minerva SA	3,399,543	9,470
Centrais Eletricas Brasileiras SA	1,029,249	9,426
AES Tiete Energia SA	2,620,921	9,333
Smiles Fidelidade SA	957,444	8,603
Grupo SBF SA	883,700	8,140
Cia Energetica de Minas Gerais (BVMF)	2,082,857	8,098
SLC Agricola SA	1,501,450	7,987
Omega Geracao SA	850,600	7,885
Cia Paranaense de Energia (XNYS)	458,424	7,830
Banco Inter SA	699,784	7,704
Centrais Eletricas Brasileiras SA ADR Preferrence Shares	812,480	7,678
Santos Brasil Participacoes SA	4,308,007	7,565
* BR Properties SA	1,973,854	7,176
^ Centrais Eletricas Brasileiras SA ADR	783,491	7,138
2 Ser Educacional SA	986,862	7,044
* Even Construtora e Incorporadora SA	1,778,058	6,946
* Embraer SA ADR	399,705	6,731
* BRF SA (XNYS)	919,974	6,541
Cia Energetica de Minas Gerais (XNYS)	1,789,362	6,191
Cia Siderurgica Nacional SA ADR	2,017,101	6,031
^ Gerdau SA ADR	1,255,620	5,876
Unipar Carbocloro SA Preference Shares	753,558	5,754
2 Banco Inter SA Preference Shares	1,530,700	5,705
Tupy SA	974,960	5,666
Cia Paranaense de Energia (BVMF)	308,564	5,656
Anima Holding SA	627,490	5,408
Instituto Hermes Pardini SA	707,542	4,841
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	1,169,559	4,798
Direcional Engenharia SA	1,242,436	4,735
Wiz Solucoes e Corretagem de Seguros SA	1,242,916	4,533
Enauta Participacoes SA	1,172,869	4,464
Camil Alimentos SA	2,093,326	4,394
Mahle-Metal Leve SA	585,664	4,253
Alliar Medicos A Frente SA	833,539	4,091
TIM Participacoes SA ADR	209,426	4,073
^ Suzano SA ADR	344,122	3,169
Petroleo Brasileiro SA ADR	222,453	3,139
Braskem SA ADR	211,718	3,112
LOG Commercial Properties e Participacoes SA	407,556	3,007
JHSF Participacoes SA	1,285,700	2,363
Gol Linhas Aereas Inteligentes SA ADR	143,523	2,301
Dimed SA Distribuidora da Medicamentos	11,890	1,562
Lojas Americanas SA (Preference Shares)	122,749	790
* Dommo Energia SA	1,561,524	664
Lojas Americanas SA (subscription rights)	31,772	172
		8,131,409
Canada (6.8%)
Royal Bank of Canada	23,561,730	1,861,936
Toronto-Dominion Bank	29,706,500	1,641,781
Enbridge Inc. (XTSE)	31,881,755	1,296,326

Canadian National Railway Co.	11,843,767	1,106,785
Bank of Nova Scotia	19,892,456	1,086,464
Brookfield Asset Management Inc. Class A	14,710,190	900,129
TC Energy Corp.	15,233,758	835,359
Bank of Montreal	10,411,200	794,017
Suncor Energy Inc.	25,209,130	770,522
Shopify Inc.	1,609,032	749,354
Manulife Financial Corp.	32,155,955	626,402
Canadian Pacific Railway Ltd.	2,241,413	595,412
Canadian Imperial Bank of Commerce	7,250,253	591,240
Canadian Natural Resources Ltd.	18,950,674	532,979
Alimentation Couche-Tard Inc.	13,912,798	464,986
Sun Life Financial Inc.	9,693,831	455,758
Nutrien Ltd.	9,353,664	399,266
Franco-Nevada Corp.	3,030,359	344,459
Barrick Gold Corp. (XTSE)	18,590,525	344,305
Constellation Software Inc.	325,355	341,987
Pembina Pipeline Corp.	8,910,246	341,221
National Bank of Canada	5,466,874	303,334
CGI Inc.	3,877,309	296,877
Fortis Inc. (XTSE)	6,765,934	295,096
Rogers Communications Inc. Class B	5,859,146	293,356
Thomson Reuters Corp.	3,211,509	258,178
Intact Financial Corp.	2,261,596	245,009
Waste Connections Inc. (XTSE)	2,511,218	242,033
Magna International Inc.	4,763,194	241,471
Agnico Eagle Mines Ltd.	3,888,329	240,339
Restaurant Brands International Inc. (XTSE)	3,791,710	231,330
BCE Inc.	4,873,413	229,640
Wheaton Precious Metals Corp.	7,277,946	214,258
Fairfax Financial Holdings Ltd.	437,227	195,642
Open Text Corp.	4,217,896	189,828
Dollarama Inc.	5,098,725	173,720
^ Emera Inc.	3,883,782	173,030
Barrick Gold Corp. (XLON)	9,008,462	168,287
Waste Connections Inc. (XNYS)	1,741,555	167,729
Metro Inc.	3,908,922	159,352
Loblaw Cos. Ltd.	2,974,935	155,648
* Bausch Health Cos. Inc.	5,644,981	154,881
Cenovus Energy Inc.	16,681,110	145,207
Shaw Communications Inc. Class B	7,320,206	143,041
Power Corp. of Canada	5,703,861	142,316
TELUS Corp.	3,243,749	130,029
CAE Inc.	4,353,431	129,116
^ Algonquin Power & Utilities Corp.	8,368,712	128,117
Kirkland Lake Gold Ltd.	3,042,274	124,758
WSP Global Inc.	1,710,819	121,583
Saputo Inc.	3,773,929	115,950
Canadian Apartment Properties REIT	2,616,025	111,884
^ Inter Pipeline Ltd.	6,702,612	111,676
Great-West Lifeco Inc.	4,247,414	110,053
RioCan REIT	5,222,859	107,188
2 Hydro One Ltd.	5,202,217	105,742
Teck Resources Ltd. Class B	8,023,359	103,672
* Kinross Gold Corp.	20,233,245	102,588
CCL Industries Inc. Class B	2,410,455	101,653
^ Canadian Tire Corp. Ltd. Class A	943,157	101,150

	Power Financial Corp.	3,723,910	96,657
	iA Financial Corp. Inc.	1,740,621	95,791
	George Weston Ltd.	1,186,252	95,598
	Gildan Activewear Inc.	3,285,353	91,034
^	Keyera Corp.	3,480,775	90,820
	Imperial Oil Ltd.	3,757,652	89,100
	First Quantum Minerals Ltd.	11,138,228	87,194
	Onex Corp.	1,345,935	86,346
	TMX Group Ltd.	911,683	84,355
	Parkland Fuel Corp.	2,374,059	82,609
	Allied Properties REIT	1,926,255	80,375
	Pan American Silver Corp.	3,349,419	76,991
	H&R REIT	4,744,285	76,681
	Ritchie Bros Auctioneers Inc.	1,762,658	74,414
*	Air Canada Class B	2,129,373	71,328
^	AltaGas Ltd.	4,428,224	71,305
	B2Gold Corp.	16,339,440	70,746
	Element Fleet Management Corp.	7,076,090	67,959
	Toromont Industries Ltd.	1,305,891	67,248
*,^	Canopy Growth Corp.	2,948,610	66,396
	Ovintiv Inc.	4,232,328	65,944
^	SNC-Lavalin Group Inc.	2,865,599	65,913
	Empire Co. Ltd.	2,796,153	64,865
^	Yamana Gold Inc.	15,413,639	62,777
	CI Financial Corp.	3,534,077	61,928
*	Descartes Systems Group Inc.	1,375,188	61,652
*	Stars Group Inc. (XTSE)	2,504,828	59,772
	Canadian Utilities Ltd. Class A	1,935,408	59,229
	Lundin Mining Corp.	10,454,830	54,826
^	Stantec Inc.	1,809,306	53,798
	Cameco Corp.	6,471,376	52,176
*	Detour Gold Corp.	2,864,010	51,290
	Boyd Group Services Inc.	323,729	50,878
^	SmartCentres REIT	2,143,208	50,868
	FirstService Corp.	501,291	49,322
*	BlackBerry Ltd.	8,058,263	49,078
	Granite REIT	899,732	48,617
	Atco Ltd.	1,241,300	48,418
	Gibson Energy Inc.	2,401,833	48,204
^	Choice Properties REIT	4,301,534	47,520
	Capital Power Corp.	1,730,845	47,358
	Finning International Inc.	2,695,613	46,624
	Quebecor Inc.	1,877,635	46,593
	Colliers International Group Inc.	573,597	46,507
	Restaurant Brands International Inc. (XNYS)	753,210	45,953
	Northland Power Inc.	1,895,531	42,669
	TFI International Inc.	1,314,444	42,093
	Tourmaline Oil Corp.	4,139,385	41,757
^	PrairieSky Royalty Ltd.	3,797,353	41,635
^	Cronos Group Inc.	5,599,789	40,325
	Methanex Corp.	1,238,726	40,164
	Alamos Gold Inc. Class A	6,345,752	40,039
	Premium Brands Holdings Corp.	535,534	39,435
	IGM Financial Inc.	1,362,975	39,414
	West Fraser Timber Co. Ltd.	969,014	38,822
	Chartwell Retirement Residences	3,556,908	37,843
*	SSR Mining Inc.	2,016,849	36,941

	First Capital REIT	2,237,577	36,639
*	Parex Resources Inc.	2,271,309	35,956
	Canadian Western Bank	1,447,855	35,797
*	NovaGold Resources Inc.	3,851,402	35,126
	TransAlta Corp.	4,693,726	35,042
*	Kinaxis Inc.	413,793	34,357
^	Cominar REIT	3,071,005	33,810
	Cott Corp.	2,166,356	33,148
^	Vermilion Energy Inc.	2,280,504	32,913
	Husky Energy Inc.	5,019,946	32,660
*	Pretium Resources Inc.	2,948,026	32,100
*	Bombardier Inc. Class B	34,420,866	31,992
	BRP Inc.	601,839	30,724
^	ARC Resources Ltd.	5,750,067	30,501
	Innergex Renewable Energy Inc.	2,088,437	29,668
	Crescent Point Energy Corp.	8,945,727	29,472
*,^	Canada Goose Holdings Inc.	961,386	28,797
*	Centerra Gold Inc.	3,536,546	28,327
^	Genworth MI Canada Inc.	639,629	28,226
*	Great Canadian Gaming Corp.	934,045	28,126
*	Ivanhoe Mines Ltd.	10,596,135	27,383
	Stella-Jones Inc.	938,443	26,563
*,^	First Majestic Silver Corp.	2,632,720	26,538
	Cineplex Inc.	1,023,897	26,127
*	Endeavour Mining Corp.	1,235,796	25,306
	Enghouse Systems Ltd.	637,735	25,261
	Maple Leaf Foods Inc.	1,281,565	25,101
*,^	Aurora Cannabis Inc.	13,284,795	25,096
	Linamar Corp.	756,331	24,918
	Whitecap Resources Inc.	6,708,612	24,434
	Norbord Inc.	808,604	23,750
^	Osisko Gold Royalties Ltd.	2,352,055	23,460
^	Laurentian Bank of Canada	721,982	23,431
^	Boardwalk REIT	641,830	22,901
*,^	Home Capital Group Inc. Class B	954,926	22,766
*	Alacer Gold Corp.	4,828,327	22,693
*	IAMGOLD Corp.	7,593,802	22,665
*	Seven Generations Energy Ltd. Class A	4,308,792	21,619
^	NFI Group Inc.	929,592	21,508
	OceanaGold Corp.	10,240,745	21,435
^	Dream Office REIT	854,336	21,013
*	MEG Energy Corp.	4,070,183	20,791
^	Superior Plus Corp.	2,350,808	20,517
	Northview Apartment REIT	848,135	19,681
^	TransAlta Renewables Inc.	1,573,494	19,678
	Artis REIT	2,160,712	19,249
*	Torex Gold Resources Inc.	1,398,704	19,246
^	Enerplus Corp.	3,715,263	18,950
*	Eldorado Gold Corp.	2,606,639	18,948
*	ATS Automation Tooling Systems Inc.	1,230,752	18,907
	Barrick Gold Corp. (XNYS)	998,659	18,495
	Winpak Ltd.	493,442	18,031
	Enbridge Inc. (XNYS)	441,043	17,937
	Russel Metals Inc.	1,052,307	17,080
*	Celestica Inc.	1,822,974	16,502
	North West Co. Inc.	786,343	16,376
	ECN Capital Corp.	3,799,976	16,080

*,^	Aphria Inc.	3,306,878	15,467
	Cogeco Communications Inc.	186,968	14,679
	Transcontinental Inc. Class A	1,227,229	14,429
	Aecon Group Inc.	1,054,616	13,715
	Hudson's Bay Co.	1,639,624	13,542
	Martinrea International Inc.	1,349,428	13,154
	Pason Systems Inc.	1,244,823	12,416
	Fortis Inc. (XNYS)	282,388	12,312
^	Corus Entertainment Inc. Class B	3,211,212	12,181
	Hudbay Minerals Inc.	3,874,681	11,887
*	SEMAFO Inc.	5,519,450	11,636
^	Mullen Group Ltd.	1,636,558	11,167
	Enerflex Ltd.	1,440,597	11,016
*	Turquoise Hill Resources Ltd.	15,850,645	10,300
*	Baytex Energy Corp.	8,781,752	9,555
	Lightspeed POS Inc.	293,076	9,523
*	Canfor Corp.	1,033,297	9,284
	Westshore Terminals Investment Corp.	750,622	9,120
	ShawCor Ltd.	1,142,032	9,078
	Cascades Inc.	1,054,462	9,012
	Secure Energy Services Inc.	2,457,211	8,448
^	TORC Oil & Gas Ltd.	2,444,050	7,092
*	Kelt Exploration Ltd.	2,451,694	7,040
	First National Financial Corp.	210,717	6,106
*,^	Paramount Resources Ltd. Class A	1,148,310	5,241
^	WPP plc (XLON)	53,870	3,349
*	Gran Tierra Energy Inc.	2,945,806	2,935
	Stars Group Inc. (XNGS)	118,851	2,836
	Just Energy Group Inc.	1,614,104	2,244
	Morguard REIT	229,229	2,181
	Aurinia Pharmaceuticals Inc.	74,500	1,368
*	Sunshine Oilsands Ltd.	27,577,446	142
*	Poseidon Concepts Corp.	320,721	—
*,^,§ Great Basin Gold Ltd.		2,279,068	—
			28,015,915
Chile (0.2%)
	Enel Americas SA	549,765,366	108,195
	Banco de Chile	741,682,996	73,038
	Empresas COPEC SA	8,015,258	71,505
	SACI Falabella	11,641,492	45,643
	Empresas CMPC SA	18,580,316	42,592
	Banco Santander Chile	818,634,193	40,522
	Enel Chile SA (XSGO)	403,304,881	38,229
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,236,962	34,496
	Latam Airlines Group SA (XSGO)	3,770,640	31,313
	Banco de Credito e Inversiones SA	733,507	30,625
	Cencosud SA	22,116,938	27,347
	Parque Arauco SA	9,591,971	21,927
	Cia Cervecerias Unidas SA	2,394,927	21,143
	Aguas Andinas SA	44,905,812	16,835
	Colbun SA	113,413,870	16,509
	Cencosud Shopping SA	7,727,919	15,833
*	Empresa Nacional de Telecomunicaciones SA	2,171,245	14,238
	Itau CorpBanca	2,624,121,195	12,759
	Banco Santander Chile ADR	538,005	10,782
	Enel Americas SA ADR	1,060,113	10,389
	Vina Concha y Toro SA	5,714,453	10,266

	Engie Energia Chile SA	7,111,317	9,948
	Sociedad Quimica y Minera de Chile SA	332,446	9,342
	Embotelladora Andina SA Preference Shares	3,393,219	8,857
	AES Gener SA	41,225,609	7,668
*	Cia Sud Americana de Vapores SA	231,800,673	7,287
	CAP SA	1,216,371	7,233
	Plaza SA	3,889,606	6,999
	Inversiones Aguas Metropolitanas SA	7,059,709	6,612
	SONDA SA	7,733,532	5,981
	SMU SA	32,184,489	5,585
	Enel Chile SA (XNYS)	926,334	4,372
	Ripley Corp. SA	9,105,203	4,250
	Inversiones La Construccion SA	443,003	4,040
	Salfacorp SA	4,942,048	2,565
	Besalco SA	3,154,215	1,558
	Forus SA	1,101,258	1,510
^	Latam Airlines Group SA (XNYS)	152,048	1,257
	Empresas Tricot SA	1,402,362	904
			790,154
China (8.3%)
*	Alibaba Group Holding Ltd. ADR	28,410,505	5,869,326
	Tencent Holdings Ltd.	93,152,981	4,442,485
	China Construction Bank Corp.	1,515,999,324	1,148,425
	Ping An Insurance Group Co. of China Ltd. (XHKG)	89,384,698	1,010,750
	Industrial & Commercial Bank of China Ltd. (XHKG)	1,276,078,436	847,027
	China Mobile Ltd.	86,329,897	709,602
*	Meituan Dianping	55,908,880	707,797
*	Baidu Inc.	4,525,623	559,186
*	JD.com Inc. ADR	13,021,914	490,796
	Bank of China Ltd. (XHKG)	1,247,839,199	482,698
	CNOOC Ltd.	259,222,836	388,066
	NetEase Inc.	1,167,979	374,641
	China Merchants Bank Co. Ltd. (XHKG)	62,601,796	301,838
	China Life Insurance Co. Ltd. (XHKG)	122,008,802	291,361
*	TAL Education Group	5,565,209	277,704
*	New Oriental Education & Technology Group Inc.	2,238,363	272,073
	Trip.com Group Ltd. ADR	7,268,274	233,530
	China Petroleum & Chemical Corp.	421,259,280	221,844
*,2	Xiaomi Corp.	148,902,652	218,227
	China Overseas Land & Investment Ltd.	62,555,022	201,079
	Agricultural Bank of China Ltd.	507,016,854	195,749
	China Resources Land Ltd.	44,913,094	186,835
	Sunac China Holdings Ltd.	36,879,458	177,872
	ANTA Sports Products Ltd.	19,516,071	169,911
	Sunny Optical Technology Group Co. Ltd.	10,629,778	168,912
	China Mengniu Dairy Co. Ltd.	43,704,487	160,288
2	China Tower Corp. Ltd.	761,079,752	157,322
	CSPC Pharmaceutical Group Ltd.	71,308,345	156,412
	Shenzhou International Group Holdings Ltd.	11,729,518	155,062
*,2	Wuxi Biologics Cayman Inc.	12,108,246	153,144
	Country Garden Holdings Co. Ltd.	119,974,892	151,721
	PetroChina Co. Ltd.	338,629,579	149,316
	ENN Energy Holdings Ltd.	12,343,911	143,497
	China Pacific Insurance Group Co. Ltd. (XHKG)	42,764,199	142,640
	ZTO Express Cayman Inc.	6,376,121	138,489
	Sino Biopharmaceutical Ltd.	104,116,885	137,494
	China Gas Holdings Ltd.	33,863,168	133,774

	Anhui Conch Cement Co. Ltd. (XHKG)	19,885,235	126,921
	Geely Automobile Holdings Ltd.	79,961,108	126,707
	Kweichow Moutai Co. Ltd.	855,932	125,833
	China Resources Beer Holdings Co. Ltd.	25,710,884	118,958
	China Conch Venture Holdings Ltd.	26,597,224	118,268
	PICC Property & Casualty Co. Ltd.	109,681,969	117,299
2	Longfor Group Holdings Ltd.	26,536,063	111,986
	China Shenhua Energy Co. Ltd.	56,599,006	99,464
	Guangdong Investment Ltd.	47,819,766	97,058
2	Postal Savings Bank of China Co. Ltd.	152,677,329	95,003
	China Vanke Co. Ltd. (XHKG)	26,156,332	92,211
	CITIC Ltd.	80,190,192	90,678
*	Semiconductor Manufacturing International Corp.	49,607,768	90,581
*	Vipshop Holdings Ltd.	7,038,256	89,597
*	58.com Inc.	1,599,145	88,944
	China Telecom Corp. Ltd.	226,729,576	88,217
*	Alibaba Health Information Technology Ltd.	62,676,627	87,320
	Hengan International Group Co. Ltd.	11,610,206	84,570
	Bank of Communications Co. Ltd. (XHKG)	129,337,222	82,849
	Ping An Insurance Group Co. of China Ltd. (XSSC)	7,209,413	82,643
	China Unicom Hong Kong Ltd.	96,707,310	80,675
*,^	iQIYI Inc.	3,619,361	80,495
	Li Ning Co. Ltd.	27,526,322	80,387
	Lenovo Group Ltd.	121,853,153	79,509
	AAC Technologies Holdings Inc.	11,183,891	78,666
	China Evergrande Group	35,094,318	77,547
	China Minsheng Banking Corp. Ltd. (XHKG)	108,735,248	75,911
	Want Want China Holdings Ltd.	89,597,722	73,958
	China CITIC Bank Corp. Ltd. (XHKG)	140,861,455	73,531
	CITIC Securities Co. Ltd. (XHKG)	36,822,914	70,745
	Sinopharm Group Co. Ltd.	21,463,900	69,842
	Shimao Property Holdings Ltd.	21,614,578	69,750
*	Autohome Inc.	908,493	69,482
	China Resources Gas Group Ltd.	13,074,649	68,911
2	Innovent Biologics Inc.	17,936,440	68,800
	China Merchants Bank Co. Ltd. Class A (XSSC)	13,289,859	67,984
	Country Garden Services Holdings Co. Ltd.	20,337,218	65,703
	China Jinmao Holdings Group Ltd.	95,472,419	63,825
*	Pinduoduo Inc. ADR	1,796,406	63,269
	China National Building Material Co. Ltd.	62,993,903	60,219
	Haier Electronics Group Co. Ltd.	20,000,451	60,076
^	BYD Co. Ltd.	11,188,123	58,243
	Huazhu Group Ltd.	1,684,714	58,123
	Weichai Power Co. Ltd.	31,551,699	55,239
	New China Life Insurance Co. Ltd. (XHKG)	14,264,492	53,209
	Haitong Securities Co. Ltd.	55,012,059	53,162
	JOYY Inc. ADR	864,000	52,298
	China Communications Construction Co. Ltd. (XHKG)	73,667,149	52,060
	Guangzhou Automobile Group Co. Ltd. (XHKG)	51,550,027	51,666
	Tingyi Cayman Islands Holding Corp.	30,391,248	51,272
	Momo Inc.	1,667,832	51,036
	Wharf Holdings Ltd.	20,101,158	49,655
*	China Biologic Products Holdings Inc.	426,713	49,456
	China Taiping Insurance Holdings Co. Ltd.	23,676,539	49,183
	Fosun International Ltd.	37,003,532	48,936
2	People's Insurance Co. Group of China Ltd.	133,467,929	47,755
*	GDS Holdings Ltd. ADR	902,111	46,648

^	NIO Inc. ADR	12,133,033	45,863
	Wuliangye Yibin Co. Ltd.	2,613,873	45,712
	China Oilfield Services Ltd.	31,099,604	45,125
	Shandong Weigao Group Medical Polymer Co. Ltd.	37,609,493	44,848
2	CGN Power Co. Ltd.	181,163,885	44,458
	Agricultural Bank of China Ltd. Class A	88,359,000	44,329
2	Huatai Securities Co. Ltd. (XHKG)	28,124,190	44,143
	CRRC Corp. Ltd. (XHKG)	66,160,919	43,623
	Yihai International Holding Ltd.	7,682,314	43,167
*	Kingsoft Corp. Ltd.	14,119,363	42,670
	Sun Art Retail Group Ltd.	35,753,174	42,480
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	51,959,898	42,229
	China Everbright International Ltd.	59,192,985	41,984
*	ZTE Corp. (XHKG)	13,062,655	41,852
	Zijin Mining Group Co. Ltd. (XHKG)	94,545,877	41,487
	China Resources Power Holdings Co. Ltd.	30,694,592	41,207
	China Resources Cement Holdings Ltd.	36,155,470	40,449
	Brilliance China Automotive Holdings Ltd.	44,949,373	39,839
	Beijing Enterprises Water Group Ltd.	88,700,226	39,447
	Xinyi Solar Holdings Ltd.	55,930,122	39,087
	Kingdee International Software Group Co. Ltd.	36,227,082	38,685
*	SINA Corp.	986,385	38,213
	Kunlun Energy Co. Ltd.	48,973,154	37,933
	CIFI Holdings Group Co. Ltd.	54,781,298	37,616
	Beijing Enterprises Holdings Ltd.	8,499,091	37,161
	Jiangsu Hengrui Medicine Co. Ltd.	2,983,325	37,123
	Zhongsheng Group Holdings Ltd.	10,085,550	37,118
	Industrial Bank Co. Ltd.	14,035,479	36,748
2	Hansoh Pharmaceutical Group Co. Ltd.	10,262,000	36,331
*,^	Weibo Corp. ADR	844,719	36,002
	Gree Electric Appliances Inc. of Zhuhai	4,028,218	35,967
	Dongfeng Motor Group Co. Ltd.	46,589,396	34,815
	China Railway Group Ltd.	61,981,481	33,995
	Tsingtao Brewery Co. Ltd. (XHKG)	6,127,530	33,892
	Huaneng Renewables Corp. Ltd.	82,119,550	33,589
	Great Wall Motor Co. Ltd.	50,719,375	33,513
	TravelSky Technology Ltd.	15,317,367	33,147
2	WuXi AppTec Co. Ltd.	2,712,723	32,857
	China Merchants Port Holdings Co. Ltd.	21,308,510	32,778
	China Longyuan Power Group Corp. Ltd.	54,973,346	32,504
*	Genscript Biotech Corp.	13,949,141	31,928
2	BOC Aviation Ltd.	3,459,690	31,896
	Hangzhou Hikvision Digital Technology Co. Ltd.	6,338,471	31,702
	Shanghai Pudong Development Bank Co. Ltd.	19,703,064	31,486
	Huaneng Power International Inc. (XHKG)	66,354,215	31,315
	China Railway Construction Corp. Ltd. (XHKG)	31,893,870	31,120
^,2	China International Capital Corp. Ltd.	17,916,949	31,029
	Kingboard Holdings Ltd.	11,759,904	30,945
	Far East Horizon Ltd.	34,364,637	30,362
	Agile Group Holdings Ltd.	22,968,424	30,225
*	Zai Lab Ltd. ADR	592,707	30,222
*	Alibaba Pictures Group Ltd.	211,732,793	29,952
2	China Galaxy Securities Co. Ltd.	59,564,265	29,544
	Shenzhen International Holdings Ltd.	14,701,418	29,367
*	51job Inc.	401,615	28,977
	China Cinda Asset Management Co. Ltd.	144,841,035	28,969
^	Seazen Group Ltd.	28,689,230	28,801

	GF Securities Co. Ltd.	25,605,523	27,968
	Ping An Bank Co. Ltd.	13,040,771	27,893
	Zhuzhou CRRC Times Electric Co. Ltd.	8,223,399	27,690
	China Aoyuan Group Ltd.	20,218,569	26,944
	China Medical System Holdings Ltd.	20,156,348	26,826
	KWG Group Holdings Ltd.	20,455,665	26,489
	China Communications Services Corp. Ltd.	39,081,276	26,231
	Guangzhou R&F Properties Co. Ltd.	16,923,894	25,529
	Shanghai Pharmaceuticals Holding Co. Ltd. (XHKG)	13,620,423	25,365
*,2	3SBio Inc.	19,813,757	25,167
	Air China Ltd. (XHKG)	30,617,059	25,127
	Logan Property Holdings Co. Ltd.	16,563,290	25,037
	China Vanke Co. Ltd. Class A (XSEC)	6,176,838	24,983
	Nine Dragons Paper Holdings Ltd.	25,735,188	24,320
2	Guotai Junan Securities Co. Ltd. (XHKG)	15,248,967	24,313
	Yanzhou Coal Mining Co. Ltd.	32,943,712	24,307
	Jiangsu Expressway Co. Ltd.	19,598,294	24,282
	Shanghai Fosun Pharmaceutical Group Co. Ltd. (XHKG)	9,109,854	24,224
^	BYD Electronic International Co. Ltd.	12,600,810	24,188
	China Molybdenum Co. Ltd. (XHKG)	65,444,781	24,004
	Bank of China Ltd. Class A (XSSC)	46,609,888	23,960
2	Dali Foods Group Co. Ltd.	33,786,215	23,761
	Beijing Capital International Airport Co. Ltd.	29,303,690	23,602
2	China Huarong Asset Management Co. Ltd.	179,306,742	23,540
	Tencent Music Entertainment Group ADR	1,852,676	23,510
	China Yangtze Power Co. Ltd. Class A	9,487,456	23,126
	China State Construction International Holdings Ltd.	29,037,666	23,080
2	China Resources Pharmaceutical Group Ltd.	27,388,784	22,915
2	Fuyao Glass Industry Group Co. Ltd. (XHKG)	7,961,374	22,782
	Jiangxi Copper Co. Ltd. (XHKG)	19,288,962	22,744
	GSX Techedu Inc. ADR	687,343	22,469
	Luxshare Precision Industry Co. Ltd.	3,602,050	22,427
*,^,2 Ping An Healthcare and Technology Co. Ltd.		2,619,640	22,275
^,2	Haidilao International Holding Ltd.	5,758,133	22,119
	SSY Group Ltd.	24,192,069	22,111
	CITIC Securities Co. Ltd. Class A (XSSC)	6,618,968	21,783
	Times China Holdings Ltd.	12,228,589	21,333
	China State Construction Engineering Corp. Ltd.	27,726,763	21,311
	China Everbright Ltd.	13,723,825	21,051
	SAIC Motor Corp. Ltd.	6,517,141	20,743
	Yuexiu Property Co. Ltd.	103,514,674	20,721
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	4,317,761	20,710
	United Energy Group Ltd.	116,726,630	20,591
	China Hongqiao Group Ltd.	41,801,181	20,541
	COSCO SHIPPING Ports Ltd.	28,932,722	20,464
	China Lesso Group Holdings Ltd.	15,702,293	20,184
	Haitian International Holdings Ltd.	9,276,765	20,056
	China Everbright Bank Co. Ltd. (XHKG)	49,771,389	19,967
	Zhaojin Mining Industry Co. Ltd.	16,741,357	19,288
*	Aluminum Corp. of China Ltd. (XHKG)	65,575,642	19,171
	Uni-President China Holdings Ltd.	18,655,304	18,988
	Zhejiang Expressway Co. Ltd.	23,233,672	18,967
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	3,804,900	18,947
2	Tongcheng-Elong Holdings Ltd.	13,535,929	18,939
*	Bilibili Inc. ADR	865,844	18,659
	Sinotruk Hong Kong Ltd.	10,840,177	18,613
	Anhui Gujing Distillery Co. Ltd. Class B	1,901,048	18,599

	Shenzhen Investment Ltd.	53,855,683	18,598
2	BAIC Motor Corp. Ltd.	37,585,494	18,526
	China Traditional Chinese Medicine Holdings Co. Ltd.	39,942,811	18,457
	China Agri-Industries Holdings Ltd.	34,471,566	18,412
^	Chinasoft International Ltd.	31,332,644	18,297
2	A-Living Services Co. Ltd.	5,465,110	18,093
*,^,2 ZhongAn Online P&C Insurance Co. Ltd.		5,586,778	18,032
	Chongqing Rural Commercial Bank Co. Ltd.	38,708,810	17,698
	Inner Mongolia Yili Industrial Group Co. Ltd.	4,057,300	17,452
	Kingboard Laminates Holdings Ltd.	17,069,070	17,439
	Sino-Ocean Group Holding Ltd.	48,179,150	17,326
^,2	Luye Pharma Group Ltd.	26,945,451	17,286
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	19,983,200	17,263
	Zoomlion Heavy Industry Science and Technology Co. Ltd. (XHKG)	23,341,461	17,137
	AviChina Industry & Technology Co. Ltd.	40,427,156	16,819
	Poly Developments and Holdings Group Co. Ltd.	7,857,776	16,742
	Yuzhou Properties Co. Ltd.	36,236,942	16,719
*,^	GOME Retail Holdings Ltd.	181,174,674	16,625
	Lee & Man Paper Manufacturing Ltd.	23,871,661	16,488
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	612,310	16,151
	Shenwan Hongyuan Group Co. Ltd.	23,399,668	15,991
	Chow Tai Fook Jewellery Group Ltd.	17,678,853	15,934
	Muyuan Foodstuff Co. Ltd.	1,395,968	15,897
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd.	16,893,541	15,855
	China Southern Airlines Co. Ltd. (XHKG)	28,515,338	15,756
2	China Merchants Securities Co. Ltd. (XHKG)	13,774,243	15,752
*,^	BEST Inc.	2,961,600	15,726
^	HUYA Inc. ADR	875,694	15,657
	Shenzhen Expressway Co. Ltd.	12,095,657	15,650
	China Everbright Bank Co. Ltd. Class A (XSSC)	27,226,409	15,456
	Sinopec Shanghai Petrochemical Co. Ltd. (XHKG)	60,613,134	15,411
	CRRC Corp. Ltd. Class A (XSSC)	16,136,228	15,411
2	Hua Hong Semiconductor Ltd.	6,423,863	15,334
	Wanhua Chemical Group Co. Ltd. Class A	2,084,738	15,182
^	Fanhua Inc. ADR	641,288	15,141
*	Canadian Solar Inc.	753,598	15,110
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.	1,007,600	15,091
	China Yongda Automobiles Services Holdings Ltd.	14,146,504	15,009
^	Greentown China Holdings Ltd.	12,604,306	14,971
	China International Travel Service Corp. Ltd.	1,296,670	14,938
	BOE Technology Group Co. Ltd.	22,613,700	14,842
2	Legend Holdings Corp.	7,949,324	14,776
	China Life Insurance Co. Ltd. (XSSC)	3,266,002	14,617
	China Reinsurance Group Corp.	102,810,251	14,599
	Inner Mongolia Yitai Coal Co. Ltd. Class B	18,632,366	14,587
*,^,2 China Literature Ltd.		3,504,955	14,509
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	2,136,800	14,490
	China SCE Group Holdings Ltd.	27,522,373	14,460
	Bank of Ningbo Co. Ltd.	3,789,915	14,401
	China United Network Communications Ltd. Class A	17,933,300	14,266
	Bosideng International Holdings Ltd.	43,010,029	14,140
^	Luckin Coffee Inc. ADR	432,878	14,064
*	COSCO SHIPPING Holdings Co. Ltd. (XHKG)	39,372,549	14,052
	Bank of Communications Co. Ltd. Class A (XSSC)	17,951,691	13,962
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	2,429,016	13,922
	China Power International Development Ltd.	71,947,907	13,917
	Shanghai Industrial Holdings Ltd.	7,868,874	13,860

	LexinFintech Holdings Ltd. ADR	1,040,288	13,836
	Kaisa Group Holdings Ltd.	33,072,208	13,714
	China Construction Bank Corp. Class A	13,864,801	13,697
*	China Eastern Airlines Corp. Ltd. (XHKG)	29,923,903	13,625
	Greentown Service Group Co. Ltd.	12,879,637	13,587
	China Oriental Group Co. Ltd.	39,073,924	13,422
	Yuexiu REIT	20,407,441	13,395
	China Petroleum & Chemical Corp. Class A	18,676,981	13,055
	China Overseas Grand Oceans Group Ltd.	19,714,288	12,881
2	Sinopec Engineering Group Co. Ltd.	23,702,780	12,772
	China Overseas Property Holdings Ltd.	20,964,808	12,711
	Powerlong Real Estate Holdings Ltd.	23,142,597	12,667
	China Merchants Shekou Industrial Zone Holdings Co. Ltd.	4,975,298	12,659
^	China Grand Pharmaceutical and Healthcare Holdings Ltd.	20,044,239	12,609
	Shanghai Electric Group Co. Ltd. (XHKG)	42,234,099	12,482
*	21Vianet Group Inc. ADR	1,340,640	12,388
	Bank of Shanghai Co. Ltd. Class A	9,794,253	12,378
2	Fu Shou Yuan International Group Ltd.	14,731,902	12,362
2	China East Education Holdings Ltd.	6,642,000	12,320
	Shanghai International Airport Co. Ltd.	1,259,952	12,295
	Shanghai Baosight Software Co. Ltd. Class B	5,817,623	12,278
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (XHKG)	3,824,597	12,250
	Poly Property Group Co. Ltd.	31,520,691	12,209
	Sany Heavy Industry Co. Ltd.	5,426,100	12,209
	Gemdale Properties & Investment Corp. Ltd.	90,122,627	12,159
	Huatai Securities Co. Ltd. Class A (XSSC)	4,610,400	12,076
2	China Railway Signal & Communication Corp. Ltd.	25,057,867	12,068
*,^	Baozun Inc.	400,583	12,062
^	China Water Affairs Group Ltd.	15,148,504	11,816
	Aier Eye Hospital Group Co. Ltd.	2,071,251	11,782
	Xinjiang Goldwind Science & Technology Co. Ltd. (XHKG)	11,216,878	11,753
	Alibaba Group Holding Ltd.	464,200	11,719
	China Coal Energy Co. Ltd.	34,304,267	11,670
	SOHO China Ltd.	30,604,276	11,668
	Huaxia Bank Co. Ltd.	11,042,536	11,627
	China CITIC Bank Corp. Ltd. Class A (XSSC)	13,997,684	11,531
	Daqin Railway Co. Ltd.	10,387,855	11,453
	China Merchants Securities Co. Ltd. Class A (XSSC)	4,263,279	11,204
	Luzhou Laojiao Co. Ltd.	976,156	11,197
	Bank of Beijing Co. Ltd.	14,521,441	11,183
	Lao Feng Xiang Co. Ltd.	3,430,927	11,101
2	CSC Financial Co. Ltd. (XHKG)	14,185,623	11,084
2	Qingdao Port International Co. Ltd.	16,901,551	10,964
	Haitong Securities Co. Ltd. Class A	5,529,300	10,910
2	China Yuhua Education Corp. Ltd.	15,657,276	10,843
	China Shipbuilding Industry Co. Ltd.	15,264,400	10,811
	Haier Smart Home Co. Ltd.	4,134,294	10,800
	Shui On Land Ltd.	53,046,422	10,575
	BBMG Corp. (XHKG)	39,501,494	10,553
	Shougang Fushan Resources Group Ltd.	53,599,182	10,552
	Hollysys Automation Technologies Ltd.	707,191	10,544
	Will Semiconductor Ltd. Class A	413,603	10,395
	Towngas China Co. Ltd.	16,749,098	10,376
	BYD Co. Ltd. Class A	1,231,874	10,369
	Pou Sheng International Holdings Ltd.	34,671,524	10,326
	Chongqing Changan Automobile Co. Ltd. Class B	17,542,145	10,238
	IGG Inc.	14,696,862	10,222

	LONGi Green Energy Technology Co. Ltd.	2,502,086	10,202
	Digital China Holdings Ltd.	19,811,782	10,057
	Vinda International Holdings Ltd.	4,116,987	9,954
	Foshan Haitian Flavouring & Food Co. Ltd.	653,234	9,931
	Ronshine China Holdings Ltd.	9,323,841	9,860
	Sinotrans Ltd.	31,872,377	9,753
	Baoshan Iron & Steel Co. Ltd.	12,675,544	9,699
	Tong Ren Tang Technologies Co. Ltd.	10,466,836	9,687
	Nexteer Automotive Group Ltd.	13,134,497	9,656
	Yunnan Baiyao Group Co. Ltd.	783,283	9,650
	Angang Steel Co. Ltd. (XHKG)	28,823,390	9,634
	ZTE Corp. Class A (XSEC)	1,804,164	9,633
	Contemporary Amperex Technology Co. Ltd.	523,410	9,566
^	Zhenro Properties Group Ltd.	15,324,494	9,475
	China Shenhua Energy Co. Ltd. Class A	3,857,466	9,448
*	JinkoSolar Holding Co. Ltd. ADR	505,046	9,444
	SF Holding Co. Ltd.	1,685,855	9,350
	Yuexiu Transport Infrastructure Ltd.	10,703,624	9,322
	NetDragon Websoft Holdings Ltd.	3,815,010	9,214
	DouYu International Holdings Ltd. ADR	1,119,788	9,059
	Huaxin Cement Co. Ltd. Class B	5,224,863	8,995
	Fufeng Group Ltd.	23,249,303	8,984
	East Money Information Co. Ltd.	4,343,000	8,920
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,343,721	8,907
2	Midea Real Estate Holding Ltd.	3,179,213	8,889
	COSCO SHIPPING Energy Transportation Co. Ltd.	20,325,088	8,838
	China Railway Construction Corp. Ltd. Class A (XSSC)	6,593,400	8,769
	Asia Cement China Holdings Corp.	6,964,906	8,744
^	China Maple Leaf Educational Systems Ltd.	24,399,880	8,697
	Sanan Optoelectronics Co. Ltd.	2,783,700	8,695
	Henan Shuanghui Investment & Development Co. Ltd.	2,119,476	8,692
	Skyworth Group Ltd.	32,430,356	8,658
	Suning.com Co. Ltd.	6,136,338	8,599
^	Zhongyu Gas Holdings Ltd.	9,439,202	8,509
*	GCL-Poly Energy Holdings Ltd.	222,456,886	8,455
	Huadian Power International Corp. Ltd. (XHKG)	25,564,944	8,432
	Gigadevice Semiconductor Beijing Inc.	211,300	8,429
	Livzon Pharmaceutical Group Inc. (XHKG)	2,437,893	8,359
*	MMG Ltd.	37,085,972	8,296
	Lingyi iTech Guangdong Co.	4,548,000	8,227
*	Q Technology Group Co. Ltd.	5,795,615	8,171
	Jiangxi Bank Co. Ltd.	15,469,882	8,144
	Lonking Holdings Ltd.	30,847,942	8,091
	Datang International Power Generation Co. Ltd.	46,310,343	8,066
	NARI Technology Co. Ltd.	3,125,116	8,058
	Comba Telecom Systems Holdings Ltd.	22,075,088	7,963
*,2	China Logistics Property Holdings Co. Ltd.	20,179,719	7,912
	Metallurgical Corp. of China Ltd. (XHKG)	40,414,700	7,870
	Xtep International Holdings Ltd.	17,353,990	7,857
	Dongyue Group Ltd.	17,272,577	7,850
	Huayu Automotive Systems Co. Ltd.	2,075,776	7,842
	Changchun High & New Technology Industry Group Inc.	110,497	7,818
	Focus Media Information Technology Co. Ltd.	9,491,272	7,797
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	3,203,400	7,757
	Hopson Development Holdings Ltd.	8,427,172	7,701
2	Genertec Universal Medical Group Co. Ltd.	11,244,349	7,684
	Mango Excellent Media Co. Ltd.	1,201,900	7,667

^	Shougang Concord International Enterprises Co. Ltd.	172,245,926	7,579
	China Zhongwang Holdings Ltd.	22,889,483	7,578
	Sihuan Pharmaceutical Holdings Group Ltd.	67,126,198	7,569
	China Education Group Holdings Ltd.	6,168,115	7,549
	Weichai Power Co. Ltd. Class A	3,984,000	7,539
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	578,653	7,530
	Zijin Mining Group Co. Ltd. Class A (XSSC)	12,249,767	7,501
	Yonyou Network Technology Co. Ltd. Class A	1,661,043	7,494
	Daqo New Energy Corp. ADR	147,523	7,462
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,721,317	7,408
2	Zhou Hei Ya International Holdings Co. Ltd.	15,030,825	7,377
	GF Securities Co. Ltd. Class A	3,565,700	7,320
	China Suntien Green Energy Corp. Ltd.	28,356,892	7,308
*	Bitauto Holdings Ltd. ADR	481,612	7,272
	Foxconn Industrial Internet Co. Ltd.	2,602,192	7,248
	Tianli Education International Holdings Ltd.	16,342,000	7,227
	Chongqing Zhifei Biological Products Co. Ltd.	853,300	7,214
^	China International Marine Containers Group Co. Ltd.	8,158,921	7,170
	New Hope Liuhe Co. Ltd.	2,823,999	7,158
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.	392,946	7,156
	Seazen Holdings Co. Ltd.	1,497,581	7,141
^	Qutoutiao Inc.	1,732,609	7,138
^,2	Red Star Macalline Group Corp. Ltd.	9,497,698	7,127
2	Orient Securities Co. Ltd. (XHKG)	12,768,292	7,027
	Tianneng Power International Ltd.	10,454,340	6,998
	GoerTek Inc.	2,120,886	6,986
	Iflytek Co. Ltd.	1,414,200	6,986
^	Greatview Aseptic Packaging Co. Ltd.	17,425,304	6,948
	Sany Heavy Equipment International Holdings Co. Ltd.	14,338,879	6,933
	Yonghui Superstores Co. Ltd.	6,444,481	6,883
	China Fortune Land Development Co. Ltd.	1,857,374	6,867
*	CAR Inc.	10,188,797	6,753
	Bank of Nanjing Co. Ltd.	5,772,000	6,734
^	Jiayuan International Group Ltd.	18,706,527	6,709
	China National Nuclear Power Co. Ltd. Class A	9,676,500	6,686
	Huadian Fuxin Energy Corp. Ltd.	38,204,617	6,532
	Shaanxi Coal Industry Co. Ltd. Class A	5,455,633	6,491
*,^,2 China Metal Resources Utilization Ltd.		15,485,900	6,470
	Hundsun Technologies Inc.	528,230	6,465
2	Shanghai Junshi Biosciences Co. Ltd.	2,118,000	6,465
*	Lifetech Scientific Corp.	35,923,719	6,434
^	COSCO SHIPPING Development Co. Ltd. (XHKG)	60,197,171	6,370
	Shenzhen Kangtai Biological Products Co. Ltd.	444,958	6,337
^	Hisense Home Appliances Group Co. Ltd. (XHKG)	6,172,259	6,278
	China Travel International Investment Hong Kong Ltd.	39,338,718	6,275
2	Maoyan Entertainment	3,972,000	6,237
*,^	Noah Holdings Ltd.	183,089	6,212
	Founder Securities Co. Ltd.	5,558,000	6,194
	Tongda Group Holdings Ltd.	58,846,615	6,188
	Road King Infrastructure Ltd.	3,661,490	6,147
2	Redco Properties Group Ltd.	13,875,960	6,105
	So-Young International Inc. ADR	501,422	6,092
*,^	COFCO Meat Holdings Ltd.	28,754,620	6,076
^	Beijing Capital Land Ltd.	23,230,465	6,075
	TCL Corp.	8,594,400	6,074
*,^,§ Superb Summit International Group Ltd.		32,112,957	6,037
	Jinchuan Group International Resources Co. Ltd.	72,104,840	5,976

	Guangshen Railway Co. Ltd.	21,330,909	5,900
	China BlueChemical Ltd.	27,507,479	5,834
^,2	Jinxin Fertility Group Ltd.	4,358,000	5,809
	China Dongxiang Group Co. Ltd.	56,288,984	5,785
	Orient Securities Co. Ltd.Class A (XSSC)	4,011,440	5,767
	Sinopec Kantons Holdings Ltd.	14,806,826	5,763
^	China Tian Lun Gas Holdings Ltd.	6,824,284	5,739
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,787,932	5,702
	Shenzhen Goodix Technology Co. Ltd. Class A	119,847	5,691
	BOE Technology Group Co. Ltd. Class B	14,884,075	5,679
^	Tiangong International Co. Ltd.	16,689,378	5,657
	Hangzhou Steam Turbine Co. Ltd.	5,554,436	5,648
	WuXi AppTec Co. Ltd. Class A	413,958	5,622
*,2	Meitu Inc.	29,302,658	5,605
	LVGEM China Real Estate Investment Co. Ltd.	16,560,000	5,597
	Gemdale Corp.	3,000,539	5,563
	Anhui Gujing Distillery Co. Ltd.	277,900	5,561
	West China Cement Ltd.	34,499,253	5,543
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,885,019	5,487
	Eve Energy Co. Ltd.	643,099	5,447
	Shandong Chenming Paper Holdings Ltd. (XSHE)	12,966,170	5,436
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	5,445,889	5,429
	Skyfame Realty Holdings Ltd.	41,626,327	5,394
	Lepu Medical Technology Beijing Co. Ltd.	1,183,660	5,364
	Zhejiang Sanhua Intelligent Controls Co. Ltd.	1,822,841	5,360
*	Sohu.com Ltd.	502,408	5,341
	SDIC Power Holdings Co. Ltd.	4,565,646	5,327
	Shanghai International Port Group Co. Ltd.	7,156,600	5,253
^,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	3,080,173	5,240
	Hithink RoyalFlush Information Network Co. Ltd.	359,600	5,234
^	Kasen International Holdings Ltd.	12,002,304	5,231
	China Harmony New Energy Auto Holding Ltd.	10,195,372	5,224
	Guangdong Provincial Expressway Development Co. Ltd.	6,786,256	5,211
	Guangdong Haid Group Co. Ltd.	1,073,701	5,207
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,498,700	5,203
	Zhejiang Dahua Technology Co. Ltd.	1,884,793	5,186
	Metallurgical Corp. of China Ltd. Class A (XSSC)	13,631,700	5,183
	Shengyi Technology Co. Ltd.	1,516,400	5,172
	Shanghai Electric Group Co. Ltd. Class A (XSSC)	7,524,035	5,153
	Hangzhou Tigermed Consulting Co. Ltd.	493,950	5,139
	Hengli Petrochemical Co. Ltd. Class A	2,130,320	5,136
*,§	SMI Holdings Group Ltd.	17,016,452	5,127
	CIMC Enric Holdings Ltd.	9,901,670	5,054
	Meinian Onehealth Healthcare Holdings Co. Ltd.	2,494,080	5,037
	Xinhua Winshare Publishing and Media Co. Ltd.	7,311,291	5,036
	Guosen Securities Co. Ltd.	2,912,129	4,990
*,^	Zhuguang Holdings Group Co. Ltd.	33,846,977	4,969
	Everbright Securities Co. Ltd. Class A (XSSC)	2,895,800	4,969
	AECC Aviation Power Co. Ltd.	1,618,500	4,960
^,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	4,663,677	4,958
	O-Net Technologies Group Ltd.	9,545,476	4,939
	Hualan Biological Engineering Inc.	962,266	4,938
	China Machinery Engineering Corp.	13,202,836	4,908
	NAURA Technology Group Co. Ltd.	297,100	4,876
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	15,031,256	4,828
	China Resources Medical Holdings Co. Ltd.	9,041,609	4,804
	China ZhengTong Auto Services Holdings Ltd.	17,947,544	4,775

	Zhejiang NHU Co. Ltd.	1,401,094	4,684
	CSC Financial Co. Ltd. (XSSC)	1,011,800	4,651
	Inner Mongolia BaoTou Steel Union Co. Ltd.	26,182,785	4,634
	Huaneng Power International Inc. Class A (XSSC)	5,981,876	4,622
	Wens Foodstuffs Group Co. Ltd.	1,003,046	4,618
	CSG Holding Co. Ltd. (XSHE)	15,218,293	4,607
	Dazhong Transportation Group Co. Ltd. Class B	10,997,624	4,590
	GD Power Development Co. Ltd.	14,479,300	4,584
	Zhejiang Huayou Cobalt Co. Ltd. Class A	693,050	4,563
^	Ruhnn Holding Ltd. ADR	506,468	4,503
	Shenzhen Inovance Technology Co. Ltd.	1,084,620	4,486
	Beijing Jingneng Clean Energy Co. Ltd.	28,171,244	4,477
	Power Construction Corp. of China Ltd.	7,632,209	4,417
	Yealink Network Technology Corp. Ltd.	381,110	4,413
	Greenland Hong Kong Holdings Ltd.	11,696,037	4,412
	Texhong Textile Group Ltd.	4,210,130	4,390
	China South City Holdings Ltd.	39,183,994	4,362
	Luthai Textile Co. Ltd.	4,550,005	4,360
	Ganfeng Lithium Co. Ltd. Class A	715,300	4,336
	Fantasia Holdings Group Co. Ltd.	24,290,975	4,334
*	Sinopec Oilfield Service Corp.	42,980,225	4,326
	PAX Global Technology Ltd.	9,308,538	4,314
	OFILM Group Co. Ltd. Class A	1,746,414	4,307
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd.
	Class A	927,600	4,291
	Walvax Biotechnology Co. Ltd.	1,054,265	4,273
	Glodon Co. Ltd.	770,358	4,256
	Huabao International Holdings Ltd.	13,185,878	4,251
	Canvest Environmental Protection Group Co. Ltd.	10,047,479	4,246
	COSCO SHIPPING Holdings Co. Ltd. (XSSC)	6,336,251	4,231
	Tianqi Lithium Corp.	968,000	4,191
	Bank of Chongqing Co. Ltd.	7,877,986	4,181
	Inner Mongolia Eerduosi Resources Co. Ltd.	5,142,933	4,169
2	Yadea Group Holdings Ltd.	16,176,270	4,168
	Consun Pharmaceutical Group Ltd.	8,121,741	4,160
	Greenland Holdings Corp. Ltd. Class A	4,496,700	4,143
	Beijing New Building Materials plc	1,124,513	4,132
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,364,634	4,102
	Sichuan Chuantou Energy Co. Ltd.	3,135,500	4,100
	AVIC Aircraft Co. Ltd.	1,720,100	4,094
	DHC Software Co. Ltd. Class A	2,054,600	4,084
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	764,516	4,078
	Industrial Securities Co. Ltd.	4,310,700	4,074
	Yunnan Energy New Material Co. Ltd.	485,480	4,074
*,^,2 Yixin Group Ltd.		19,348,612	4,049
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,096,494	4,033
	China Foods Ltd.	10,732,535	4,032
	China Lilang Ltd.	5,679,561	4,022
	Zhejiang Longsheng Group Co. Ltd.	2,145,700	4,007
	Tianjin Zhonghuan Semiconductor Co. Ltd.	1,810,700	3,979
	SDIC Capital Co. Ltd.	2,049,161	3,960
	China Merchants Energy Shipping Co. Ltd.	4,363,921	3,935
*	Hi Sun Technology China Ltd.	26,859,195	3,924
^	Maanshan Iron & Steel Co. Ltd. (XHKG)	11,064,000	3,913
	Beijing Tongrentang Co. Ltd.	1,002,295	3,910
*,^	HengTen Networks Group Ltd.	299,535,398	3,893
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	1,012,370	3,892

Inspur Electronic Information Industry Co. Ltd.	826,600	3,885
TCL Electronics Holdings Ltd.	8,653,515	3,876
^ E-House China Enterprise Holdings Ltd.	4,493,735	3,874
WUS Printed Circuit Kunshan Co. Ltd.	1,154,400	3,867
Shenzhen Sunway Communication Co. Ltd.	641,600	3,864
Concord New Energy Group Ltd.	84,752,078	3,842
Aisino Corp.	1,183,136	3,840
China Greatwall Technology Group Co. Ltd.	1,936,400	3,835
Avary Holding Shenzhen Co. Ltd. Class A	550,040	3,822
China Shineway Pharmaceutical Group Ltd.	4,405,696	3,811
* Wise Talent Information Technology Co. Ltd.	1,697,798	3,806
Jiangsu Hengli Hydraulic Co. Ltd.	534,687	3,804
Avic Capital Co. Ltd.	5,995,995	3,800
2 Shanghai Haohai Biological Technology Co. Ltd.	760,173	3,781
Songcheng Performance Development Co. Ltd.	977,700	3,775
Chaozhou Three-Circle Group Co. Ltd.	1,152,000	3,772
Beijing Shiji Information Technology Co. Ltd.	718,900	3,770
AVIC Shenyang Aircraft Co. Ltd.	903,852	3,759
China National Chemical Engineering Co. Ltd.	3,811,480	3,759
JNBY Design Ltd.	3,203,930	3,710
2 China Everbright Greentech Ltd.	7,865,584	3,705
Oriental Pearl Group Co. Ltd.	2,447,100	3,698
2 Ascletis Pharma Inc.	6,949,000	3,686
Guangdong Electric Power Development Co. Ltd. Class B	11,934,299	3,683
Jinke Properties Group Co. Ltd.	3,646,239	3,660
Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	1,358,567	3,653
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,034,386	3,623
^ NOVA Group Holdings Ltd.	18,002,192	3,616
Han's Laser Technology Industry Group Co. Ltd.	604,700	3,616
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,366,177	3,597
AVIC Jonhon Optronic Technology Co. Ltd.	669,180	3,584
Changjiang Securities Co. Ltd.	3,699,832	3,569
^ Anhui Expressway Co. Ltd.	6,364,227	3,559
Beijing Shunxin Agriculture Co. Ltd.	479,472	3,556
Jiangsu King's Luck Brewery JSC Ltd.	811,462	3,526
XCMG Construction Machinery Co. Ltd.	4,829,800	3,517
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,068,633	3,514
Perfect World Co. Ltd. Class A	522,000	3,507
Beijing Tiantan Biological Products Corp. Ltd.	782,300	3,503
China Northern Rare Earth Group High-Tech Co. Ltd.	2,375,300	3,495
China Jushi Co. Ltd.	2,469,030	3,454
Zhongliang Holdings Group Co. Ltd.	4,936,000	3,426
Shanghai Jin Jiang Capital Co. Ltd.	20,384,915	3,424
China National Software & Service Co. Ltd. Class A	332,500	3,412
HLA Corp. Ltd.	3,212,798	3,399
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	655,041	3,369
Weifu High-Technology Group Co. Ltd. Class B	2,025,142	3,361
RiseSun Real Estate Development Co. Ltd.	2,631,056	3,349
Bank of Changsha Co. Ltd. Class A	2,726,400	3,337
Sichuan Kelun Pharmaceutical Co. Ltd.	929,031	3,328
Zhejiang Supor Co. Ltd.	331,075	3,323
Huadong Medicine Co. Ltd.	1,126,893	3,320
Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSEC)	2,005,558	3,312
Sunwoda Electronic Co. Ltd.	956,900	3,304
Jiangsu Zhongnan Construction Group Co. Ltd.	2,534,630	3,298
Offshore Oil Engineering Co. Ltd.	3,224,600	3,280
Huangshan Tourism Development Co. Ltd. Class B	3,899,429	3,257

	360 Security Technology Inc. Class A	941,991	3,255
*,^	Sogou Inc. ADR	795,948	3,247
	Aluminum Corp. of China Ltd. (XSSC)	6,952,900	3,239
	Zhengzhou Yutong Bus Co. Ltd.	1,444,116	3,239
	Venustech Group Inc.	588,500	3,236
^	Anton Oilfield Services Group	35,018,155	3,234
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	475,258	3,231
	Topchoice Medical Corp. Class A	221,475	3,215
	Lomon Billions Group Co. Ltd.	1,382,500	3,208
	China National Accord Medicines Corp. Ltd. Class B	871,600	3,199
	Tongwei Co. Ltd.	1,665,784	3,199
^	Inspur International Ltd.	8,891,635	3,183
	FinVolution Group	1,568,281	3,168
	Ju Teng International Holdings Ltd.	13,764,531	3,165
	Sichuan Expressway Co. Ltd.	11,587,954	3,165
	Jiangxi Zhengbang Technology Co. Ltd.	1,602,702	3,155
2	IMAX China Holding Inc.	1,693,428	3,153
	China Spacesat Co. Ltd.	752,400	3,142
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	507,061	3,135
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,692,462	3,113
	Zhejiang Chint Electrics Co. Ltd.	815,897	3,111
	Bank of Jiangsu Co. Ltd. Class A	3,152,256	3,109
*,§,2 Tianhe Chemicals Group Ltd.		20,635,827	3,109
	Unigroup Guoxin Microelectronics Co. Ltd.	395,974	3,105
*,^	Truly International Holdings Ltd.	23,765,678	3,098
	China Enterprise Co. Ltd.	4,759,232	3,093
	Yantai Jereh Oilfield Services Group Co. Ltd.	596,373	3,081
	Shanghai Yuyuan Tourist Mart Group Co. Ltd.	2,812,968	3,051
	Central China Securities Co. Ltd.	15,837,320	3,042
	Xingda International Holdings Ltd.	11,190,290	3,030
	Dongxing Securities Co. Ltd.	1,798,122	3,026
	Tianma Microelectronics Co. Ltd.	1,286,371	3,014
	Zhongji Innolight Co. Ltd.	401,059	3,012
	Wasion Holdings Ltd.	7,640,748	3,012
	Wisdom Education International Holdings Co. Ltd.	7,981,256	3,006
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,384,343	3,001
	Western Securities Co. Ltd.	2,307,644	2,998
	Xinhu Zhongbao Co. Ltd.	6,026,948	2,997
	Tianfeng Securities Co. Ltd. Class A	3,534,482	2,994
	China Grand Automotive Services Group Co. Ltd.	5,742,994	2,981
	Wuchan Zhongda Group Co. Ltd.	4,166,085	2,969
	China Great Wall Securities Co. Ltd. Class A	1,579,200	2,956
	Jafron Biomedical Co. Ltd.	256,057	2,955
	Jointown Pharmaceutical Group Co. Ltd.	1,244,986	2,943
^	Shanghai Fudan Microelectronics Group Co. Ltd.	4,248,000	2,942
	Dawning Information Industry Co. Ltd.	510,000	2,933
	Times Neighborhood Holdings Ltd.	4,703,303	2,919
	Shenergy Co. Ltd.	3,686,500	2,909
	Chaowei Power Holdings Ltd.	8,770,642	2,900
^	China High Speed Transmission Equipment Group Co. Ltd.	4,842,545	2,894
	Shanghai Highly Group Co. Ltd.	4,285,008	2,889
	Glory Sun Financial Group Ltd.	61,364,000	2,885
	GCL System Integration Technology Co. Ltd.	3,426,000	2,885
^	Colour Life Services Group Co. Ltd.	6,165,970	2,884
	Beijing Enlight Media Co. Ltd.	1,932,080	2,879
	INESA Intelligent Tech Inc.	4,645,954	2,874
	Wuhan Guide Infrared Co. Ltd. Class A	630,750	2,831

	Unisplendour Corp. Ltd.	612,723	2,830
	China Communications Construction Co. Ltd. (XSSC)	2,396,618	2,825
	Hangzhou Robam Appliances Co. Ltd.	611,162	2,817
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd.	521,754	2,811
*	Harbin Electric Co. Ltd.	10,758,569	2,810
	Yango Group Co. Ltd.	2,805,593	2,790
	Guangdong HEC Technology Holding Co. Ltd. Class A	2,129,067	2,786
	Centre Testing International Group Co. Ltd.	1,203,800	2,781
	Guoyuan Securities Co. Ltd.	2,308,500	2,778
	STO Express Co. Ltd. Class A	1,018,893	2,778
*	Goodbaby International Holdings Ltd.	15,137,685	2,775
	NavInfo Co. Ltd.	1,266,719	2,773
	Shanghai Industrial Urban Development Group Ltd.	24,061,655	2,769
	Bank of Guiyang Co. Ltd. Class A	2,191,840	2,761
	Yunda Holding Co. Ltd. Class A	659,294	2,754
	Hubei Energy Group Co. Ltd. Class A	4,970,167	2,727
	Lens Technology Co. Ltd. Class A	948,900	2,712
	Hengtong Optic-electric Co. Ltd.	1,165,260	2,708
	Fiberhome Telecommunication Technologies Co. Ltd.	744,580	2,701
	Southwest Securities Co. Ltd. Class A	3,824,609	2,697
	Guangshen Railway Co. Ltd. Class A	6,568,600	2,694
	Fangda Carbon New Material Co. Ltd.	1,699,575	2,691
	Spring Airlines Co. Ltd.	487,092	2,690
	Shandong Hualu Hengsheng Chemical Co. Ltd.	1,021,674	2,682
	Dongfang Electric Corp. Ltd. (XHKG)	5,133,660	2,674
	Zhongjin Gold Corp. Ltd.	2,239,200	2,655
^,2	CGN New Energy Holdings Co. Ltd.	21,118,940	2,648
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	209,258	2,647
	Shandong Nanshan Aluminum Co. Ltd.	8,300,300	2,642
	Shandong Airlines Co. Ltd. Class B	2,268,651	2,635
	Hesteel Co. Ltd.	7,645,763	2,631
	China Southern Airlines Co. Ltd. Class A (XSSC)	2,986,800	2,630
	Shanghai Haixin Group Co. Class B	6,546,133	2,604
*	China Modern Dairy Holdings Ltd.	20,876,908	2,588
*,^	Qudian Inc. ADR	896,015	2,581
	Guanghui Energy Co. Ltd.	5,578,800	2,577
	Wuhu Token Science Co. Ltd.	1,455,621	2,575
	Nanyang Topsec Technologies Group Inc. Class A	834,000	2,568
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,649,900	2,551
	TongFu Microelectronics Co. Ltd. Class A	732,100	2,545
	Jiangxi Copper Co. Ltd. (XSSC)	1,209,001	2,543
	AVICOPTER plc	395,597	2,535
	BBMG Corp. Class A (XSSC)	5,263,291	2,533
	Hongfa Technology Co. Ltd.	516,982	2,532
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,096,715	2,527
	Bank of Hangzhou Co. Ltd. Class A	1,945,544	2,526
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	367,094	2,524
	Ajisen China Holdings Ltd.	8,968,703	2,523
	Ningbo Zhoushan Port Co. Ltd. Class A	4,875,500	2,520
	Guangzhou Haige Communications Group Inc. Co.	1,498,124	2,516
	China Gezhouba Group Co. Ltd.	2,808,367	2,515
	Financial Street Holdings Co. Ltd. Class A	2,331,266	2,504
	Livzon Pharmaceutical Group Inc. (XSEC)	459,743	2,495
	Zoomlion Heavy Industry Science and Technology Co. Ltd. (XSEC)	2,789,100	2,481
	AVIC Electromechanical Systems Co. Ltd.	2,548,900	2,471
*,^	Beijing Gas Blue Sky Holdings Ltd.	92,934,335	2,467
	Tongling Nonferrous Metals Group Co. Ltd.	7,852,906	2,459

*,2	Haichang Ocean Park Holdings Ltd.	26,870,549	2,457
	Sinofert Holdings Ltd.	25,211,479	2,453
	Xiamen C & D Inc. Class A	2,021,600	2,452
	Dongfang Electric Corp. Ltd. Class A (XSSC)	1,946,400	2,448
	Qingdao TGOOD Electric Co. Ltd. Class A	691,318	2,438
	Eastern Communications Co. Ltd.	4,614,859	2,437
	Beijing North Star Co. Ltd.	8,561,234	2,434
	Qingling Motors Co. Ltd.	10,397,822	2,428
*,^	Fullshare Holdings Ltd.	124,177,319	2,425
	Sinolink Securities Co. Ltd.	1,989,646	2,423
	Shanghai Tunnel Engineering Co. Ltd.	2,902,520	2,407
	Huadian Power International Corp. Ltd. Class A (XSSC)	4,786,100	2,407
	Shenzhen Energy Group Co. Ltd. Class A	2,857,916	2,405
	Beijing Originwater Technology Co. Ltd.	2,003,600	2,404
	NanJi E-Commerce Co. Ltd.	1,671,693	2,402
	Sichuan Swellfun Co. Ltd.	332,900	2,401
	Asymchem Laboratories Tianjin Co. Ltd. Class A	110,940	2,399
	SooChow Securities Co. Ltd.	1,929,500	2,397
	China Molybdenum Co. Ltd. Class A (XSSC)	4,201,800	2,396
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	3,792,653	2,393
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	1,551,440	2,391
	China Galaxy Securities Co. Ltd. Class A	1,545,100	2,389
	Shandong Chenming Paper Holdings Ltd. (XHKG)	6,127,312	2,389
	Fujian Sunner Development Co. Ltd.	813,900	2,387
	Tianshui Huatian Technology Co. Ltd.	1,810,145	2,374
	China Fangda Group Co. Ltd.	5,872,007	2,371
	Shanghai Construction Group Co. Ltd. Class A	4,914,700	2,371
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	2,609,134	2,357
	Chongqing Brewery Co. Ltd.	346,089	2,357
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd.	170,300	2,355
	Great Wall Motor Co. Ltd. Class A	2,008,794	2,355
	China South Publishing & Media Group Co. Ltd.	1,350,800	2,350
	Shanghai Bailian Group Co. Ltd.	2,874,795	2,348
	China Merchants Land Ltd.	15,665,717	2,341
*,^	HC Group Inc.	9,015,630	2,341
	Shanghai M&G Stationery Inc. Class A	330,000	2,333
	Huaxin Cement Co. Ltd.	766,581	2,328
	Rongsheng Petro Chemical Co. Ltd.	1,413,103	2,325
2	Everbright Securities Co. Ltd. (XHKG)	3,400,456	2,325
	Ninestar Corp. Class A	421,614	2,322
	Liaoning Cheng Da Co. Ltd.	1,029,300	2,317
	Zhejiang Huahai Pharmaceutical Co. Ltd.	930,800	2,316
	Yintai Gold Co. Ltd.	1,270,300	2,309
	G-bits Network Technology Xiamen Co. Ltd. Class A	43,600	2,309
	China Railway Hi-tech Industry Co. Ltd.	1,579,217	2,303
	Shandong Sinocera Functional Material Co. Ltd.	652,605	2,300
	Shanghai Electric Power Co. Ltd.	2,148,803	2,294
	Ningbo Joyson Electronic Corp.	752,020	2,292
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	659,230	2,292
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	322,940	2,290
	Guoxuan High-Tech Co. Ltd.	641,300	2,286
	Suzhou Gold Mantis Construction Decoration Co. Ltd.	1,847,750	2,268
	Hongta Securities Co. Ltd. Class A	870,000	2,267
	Chinese Universe Publishing and Media Group Co. Ltd.	1,112,880	2,262
	Sangfor Technologies Inc.	103,100	2,259
	Tonghua Dongbao Pharmaceutical Co. Ltd.	1,314,781	2,255
*,§	China Huiyuan Juice Group Ltd.	8,667,863	2,254

	Beijing Thunisoft Corp. Ltd. Class A	568,464	2,254
	Beijing Dabeinong Technology Group Co. Ltd.	2,791,800	2,253
	China Film Co. Ltd. Class A	1,163,900	2,251
	Guangzhou Kingmed Diagnostics Group Co. Ltd.	309,100	2,241
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	812,170	2,228
	Hefei Meiya Optoelectronic Technology Inc.	425,800	2,227
	Pangang Group Vanadium Titanium & Resources Co. Ltd.	5,993,400	2,226
	Ningxia Baofeng Energy Group Co. Ltd. Class A	1,717,300	2,225
	Chongqing Iron & Steel Co. Ltd. Class A	8,879,674	2,219
	TBEA Co. Ltd.	2,449,302	2,213
	Yuan Longping High-tech Agriculture Co. Ltd.	857,800	2,202
	Hanergy Thin Film Power Group Ltd.	84,704,000	2,200
	China Coal Energy Co. Ltd. Class A	3,289,730	2,198
	Winning Health Technology Group Co. Ltd.	990,900	2,195
	GRG Banking Equipment Co. Ltd.	1,527,043	2,192
	Shandong Sun Paper Industry JSC Ltd.	1,660,500	2,191
	China Avionics Systems Co. Ltd. Class A	1,074,421	2,186
	Grandjoy Holdings Group Co. Ltd.	2,405,546	2,175
	Tongkun Group Co. Ltd.	1,110,260	2,172
	Sealand Securities Co. Ltd.	3,383,900	2,165
	Jiangsu Expressway Co. Ltd. Class A	1,320,673	2,164
	Jinduicheng Molybdenum Co. Ltd. Class A	2,050,700	2,152
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	3,701,919	2,152
	Shanghai Diesel Engine Co. Ltd. Class B	4,825,115	2,151
	Angel Yeast Co. Ltd.	539,300	2,147
	Sinoma Science & Technology Co. Ltd. Class A	1,148,372	2,143
*	CSSC Offshore and Marine Engineering Group Co. Ltd.	3,299,622	2,140
	Shanxi Securities Co. Ltd. Class A	1,917,945	2,112
	Ovctek China Inc.	284,126	2,111
	China Resources Double Crane Pharmaceutical Co. Ltd.	1,077,654	2,110
	China National Medicines Corp. Ltd.	496,088	2,103
	Anhui Expressway Co. Ltd. Class A	2,628,400	2,101
	Huaibei Mining Holdings Co. Ltd. Class A	1,602,428	2,100
	Jinyu Bio-Technology Co. Ltd.	734,000	2,095
	Visionox Technology Inc.	962,272	2,093
	Weifu High-Technology Group Co. Ltd.	799,141	2,085
	Joyoung Co. Ltd. Class A	547,900	2,081
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,025,700	2,077
	Hangzhou Shunwang Technology Co. Ltd. Class A	493,500	2,075
	Beijing Kunlun Tech Co. Ltd. Class A	785,200	2,070
	Shenzhen Gas Corp. Ltd. Class A	2,020,400	2,067
	Dong-E-E-Jiao Co. Ltd.	425,200	2,059
	Henderson Investment Ltd.	25,878,388	2,058
^	Dawnrays Pharmaceutical Holdings Ltd.	11,020,425	2,055
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	5,954,772	2,042
	Wanxiang Qianchao Co. Ltd.	2,433,172	2,036
	Shenzhen Kaifa Technology Co. Ltd. Class A	970,850	2,025
	Hangzhou Silan Microelectronics Co. Ltd.	858,900	2,023
	CPMC Holdings Ltd.	5,331,365	2,016
	Siasun Robot & Automation Co. Ltd.	941,940	2,014
	IKD Co. Ltd. Class A	1,020,468	2,010
	Shanghai Huayi Group Co. Ltd. Class B	3,699,959	2,008
	GEM Co. Ltd.	2,470,920	2,007
*,^,§ National Agricultural Holdings Ltd.		13,075,708	2,003
	Jason Furniture Hangzhou Co. Ltd. Class A	307,500	2,003
	Shanying International Holding Co. Ltd.	4,219,600	2,003
	Addsino Co. Ltd. Class A	1,060,300	2,001

	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,117,216	1,998
	Beijing Capital Development Co. Ltd.	1,883,974	1,992
	Huagong Tech Co. Ltd. Class A	637,600	1,989
2	Shandong Gold Mining Co. Ltd. (XHKG)	802,000	1,988
^	Dongjiang Environmental Co. Ltd.	2,621,127	1,985
	China TransInfo Technology Co. Ltd.	623,200	1,985
	Thunder Software Technology Co. Ltd. Class A	241,300	1,976
	Tasly Pharmaceutical Group Co. Ltd.	894,451	1,972
	Weihai Guangwei Composites Co. Ltd.	296,340	1,971
	Jiangsu Yangnong Chemical Co. Ltd.	217,200	1,963
	Westone Information Industry Inc.	539,589	1,962
	Guorui Properties Ltd.	9,987,715	1,962
	China Satellite Communications Co. Ltd. Class A	1,011,600	1,949
	Guosheng Financial Holding Inc. Class A	1,223,100	1,947
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class
	A	1,647,054	1,944
	Shanghai Jahwa United Co. Ltd. Class A	477,555	1,931
	China National Accord Medicines Corp. Ltd.	273,289	1,931
	Sansteel Minguang Co. Ltd. Fujian	1,610,600	1,930
	Anxin Trust Co. Ltd.	3,873,478	1,929
	Laobaixing Pharmacy Chain JSC	184,724	1,927
	Joincare Pharmaceutical Group Industry Co. Ltd.	1,303,696	1,926
	Pacific Securities Co. Ltd. China Class A	3,950,626	1,926
	Tangshan Jidong Cement Co. Ltd.	889,500	1,923
	Shennan Circuits Co. Ltd.	78,596	1,922
	Zhejiang Wanfeng Auto Wheel Co. Ltd.	1,856,600	1,919
	Yunnan Copper Co. Ltd. Class A	1,153,700	1,918
	Fujian Star-net Communication Co. Ltd.	396,300	1,911
	Shenzhen YUTO Packaging Technology Co. Ltd.	445,320	1,911
	Guangzhou Wondfo Biotech Co. Ltd.	217,320	1,891
	Yifan Pharmaceutical Co. Ltd.	746,800	1,887
	CITIC Resources Holdings Ltd.	33,082,891	1,886
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	813,800	1,882
	Jiangsu Eastern Shenghong Co. Ltd. Class A	2,616,884	1,881
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	626,200	1,881
	Newland Digital Technology Co. Ltd.	715,097	1,880
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	2,173,567	1,878
	Shenzhen MTC Co. Ltd. Class A	3,387,500	1,877
	Sinochem International Corp.	2,540,980	1,876
*	Honghua Group Ltd.	34,252,737	1,874
	Zhejiang Weixing New Building Materials Co. Ltd.	1,054,140	1,868
	Datang International Power Generation Co. Ltd. Class A	5,590,101	1,864
*,§	Mingfa Group International Co. Ltd.	7,645,063	1,860
	Guangxi Guiguan Electric Power Co. Ltd. Class A	2,843,606	1,856
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	156,807	1,855
	Sichuan Expressway Co. Ltd. Class A	3,338,400	1,854
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	128,086	1,849
	Lee's Pharmaceutical Holdings Ltd.	3,437,768	1,848
	Zhejiang Dingli Machinery Co. Ltd.	188,675	1,844
	Huaan Securities Co. Ltd. Class A	1,913,400	1,843
	Oppein Home Group Inc. Class A	114,500	1,843
	Jiangsu Zhongtian Technology Co. Ltd.	1,582,100	1,841
*	Beijing Enterprises Clean Energy Group Ltd.	272,002,627	1,834
	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,113,000	1,827
	Shenzhen Sunlord Electronics Co. Ltd.	520,700	1,824
	Wuxi Taiji Industry Co. Ltd.	1,335,900	1,816
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,555,630	1,815

Luenmei Quantum Co. Ltd. Class A	995,165	1,799
Zhejiang Juhua Co. Ltd.	1,826,546	1,799
Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,133,100	1,799
Xiamen International Port Co. Ltd.	14,811,051	1,798
Air China Ltd. Class A (XSSC)	1,612,300	1,793
Nanjing Hanrui Cobalt Co. Ltd. Class A	155,400	1,791
Sinotrans Ltd. Class A	3,042,300	1,783
Wangsu Science & Technology Co. Ltd.	1,564,800	1,783
Leo Group Co. Ltd. Class A	4,191,500	1,782
Kuang-Chi Technologies Co. Ltd. Class A	1,478,700	1,781
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	2,260,820	1,777
Sinosoft Technology Group Ltd.	9,192,521	1,770
China Electronics Optics Valley Union Holding Co. Ltd.	30,497,668	1,770
Guizhou Panjiang Refined Coal Co. Ltd.	2,134,000	1,769
Beijing E-Hualu Information Technology Co. Ltd.	338,321	1,769
Chongqing Changan Automobile Co. Ltd.	1,273,296	1,764
Northeast Securities Co. Ltd.	1,484,700	1,763
Longshine Technology Co. Ltd.	477,497	1,759
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd.	4,886,576	1,757
Anhui Anke Biotechnology Group Co. Ltd. Class A	743,970	1,746
Beijing Yanjing Brewery Co. Ltd.	1,943,500	1,743
Hangjin Technology Co. Ltd.	437,500	1,732
Chengdu Xingrong Environment Co. Ltd.	2,729,200	1,728
Apeloa Pharmaceutical Co. Ltd. Class A	828,400	1,722
* China Silver Group Ltd.	17,599,484	1,719
Xiamen Tungsten Co. Ltd.	965,481	1,713
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	1,331,680	1,710
Autobio Diagnostics Co. Ltd. Class A	105,150	1,710
Huizhou Desay Sv Automotive Co. Ltd. Class A	348,499	1,708
Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,955,177	1,705
Beijing North Star Co. Ltd. Class A	3,891,681	1,704
Ningbo Tuopu Group Co. Ltd. Class A	515,774	1,701
MLS Co. Ltd.	867,100	1,698
Tianjin Port Development Holdings Ltd.	18,984,017	1,695
Hunan Valin Steel Co. Ltd.	2,720,240	1,690
Accelink Technologies Co. Ltd.	411,500	1,687
China Meheco Co. Ltd.	891,264	1,679
Guocheng Mining Co. Ltd.	843,164	1,678
Guangdong Tapai Group Co. Ltd.	1,066,509	1,672
Ourpalm Co. Ltd. Class A	1,925,875	1,671
* Kama Co. Ltd. Class B	3,600,102	1,671
Shenzhen Everwin Precision Technology Co. Ltd. Class A	590,054	1,670
Xinxing Ductile Iron Pipes Co. Ltd.	3,034,700	1,668
Jiajiayue Group Co. Ltd. Class A	510,800	1,667
Oceanwide Holdings Co. Ltd. Class A	2,576,500	1,662
* China First Capital Group Ltd.	51,644,360	1,659
Leyard Optoelectronic Co. Ltd.	1,577,100	1,655
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	1,987,900	1,648
Cinda Real Estate Co. Ltd.	3,153,901	1,647
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	624,027	1,644
Sinopec Oilfield Service Corp. Class A	4,964,200	1,644
* Grand Baoxin Auto Group Ltd.	10,261,470	1,642
Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	935,240	1,633
Zhejiang Crystal-Optech Co. Ltd. Class A	710,383	1,623
Hainan Poly Pharm Co. Ltd.	175,551	1,620
Central China Securities Co. Ltd. Class A	2,183,900	1,620
CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	778,120	1,616

	FAW CAR Co. Ltd. Class A	1,156,285	1,614
	Changsha Jingjia Microelectronics Co. Ltd. Class A	176,987	1,614
	Bank of Chengdu Co. Ltd.	1,310,927	1,612
*	Lifestyle China Group Ltd.	6,024,156	1,612
	Beijing Global Safety Technology Co. Ltd. Class A	231,750	1,611
	Heilongjiang Agriculture Co. Ltd. Class A	1,156,300	1,609
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	574,182	1,606
	YTO Express Group Co. Ltd. Class A	814,273	1,606
	Sinopec Shanghai Petrochemical Co. Ltd. (XSSC)	2,894,600	1,599
	Beijing Shougang Co. Ltd. Class A	3,336,195	1,598
	Tianjin Guangyu Development Co. Ltd. Class A	1,559,390	1,595
	Better Life Commercial Chain Share Co. Ltd. Class A	1,289,000	1,594
	Yang Quan Coal Industry Group Co. Ltd. Class A	2,213,100	1,591
	Jizhong Energy Resources Co. Ltd. Class A	3,269,176	1,590
	Chongqing Fuling Zhacai Group Co. Ltd.	476,600	1,589
	Phoenix Media Investment Holdings Ltd.	24,996,918	1,589
	KingClean Electric Co. Ltd. Class A	471,761	1,588
	Guangdong Hongda Blasting Co. Ltd.	466,100	1,577
	Xiamen Meiya Pico Information Co. Ltd. Class A	532,920	1,576
	Yunnan Tin Co. Ltd.	1,058,273	1,575
	Huaxi Securities Co. Ltd.	1,066,739	1,572
	Tunghsu Optoelectronic Technology Co. Ltd. Class A	3,516,000	1,570
	Shenzhen Airport Co. Ltd.	1,234,300	1,570
	Taiji Computer Corp. Ltd. Class A	268,300	1,566
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	643,703	1,554
	Jiangsu Guotai International Group Co. Ltd.	1,476,384	1,553
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	522,771	1,544
	TangShan Port Group Co. Ltd.	4,380,700	1,544
	Haining China Leather Market Co. Ltd.	2,606,149	1,544
	Chengzhi Co. Ltd.	821,800	1,542
	Dalian Port PDA Co. Ltd. Class A	5,510,365	1,542
	Bengang Steel Plates Co. Ltd. Class B	6,152,242	1,541
	Hangzhou First Applied Material Co. Ltd. Class A	223,600	1,540
	Inner Mongolia First Machinery Group Co. Ltd. Class A	1,019,400	1,535
	Wolong Electric Group Co. Ltd. Class A	922,100	1,532
	Wonders Information Co. Ltd. Class A	706,300	1,529
*,2	Tian Ge Interactive Holdings Ltd.	6,803,129	1,527
	Zhejiang Hailiang Co. Ltd. Class A	1,092,000	1,525
	Sichuan Languang Development Co. Ltd.	1,562,200	1,524
	NSFOCUS Information Technology Co. Ltd. Class A	545,684	1,523
	Shanghai Shyndec Pharmaceutical Co. Ltd.	1,100,773	1,516
	Suofeiya Home Collection Co. Ltd.	548,200	1,513
	Holitech Technology Co. Ltd.	1,757,000	1,512
	BTG Hotels Group Co. Ltd.	627,788	1,507
	Shandong Linglong Tyre Co. Ltd. Class A	482,016	1,506
	Shanghai Shimao Co. Ltd. Class A	2,587,872	1,506
	China Baoan Group Co. Ltd. Class A	1,673,664	1,503
	CECEP Wind-Power Corp. Class A	4,455,738	1,501
	Shanxi Zhangze Electric Power Co. Ltd.	4,416,301	1,496
	Shanghai Jinjiang International Hotels Co. Ltd.	404,900	1,496
	Montnets Rongxin Technology Group Co. Ltd. Class A	556,200	1,486
	Sungrow Power Supply Co. Ltd. Class A	927,608	1,482
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,353,633	1,482
	Navtech Inc. Class A	348,140	1,481
	Huafon Microfibre Shanghai Technology Co. Ltd.	1,152,893	1,480
	Shenzhen Jinjia Group Co. Ltd. Class A	948,700	1,480
	Sichuan Road & Bridge Co. Ltd. Class A	3,095,500	1,471

	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,420,275	1,470
	Zhejiang Wanliyang Co. Ltd. Class A	1,028,300	1,469
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,055,100	1,463
	Grandblue Environment Co. Ltd.	517,336	1,462
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,141,700	1,462
	Huafa Industrial Co. Ltd. Zhuhai Class A	1,428,000	1,459
	Weiqiao Textile Co.	5,636,653	1,458
	361 Degrees International Ltd.	9,304,466	1,458
	Wuhan Jingce Electronic Group Co. Ltd.	160,061	1,455
	C&S Paper Co. Ltd.	791,950	1,453
	Chacha Food Co. Ltd.	283,204	1,452
	Universal Scientific Industrial Shanghai Co. Ltd.	528,100	1,450
	Shenzhen SC New Energy Technology Corp.	184,500	1,450
*	New World Department Store China Ltd.	9,018,326	1,449
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	2,521,000	1,447
	Xiamen ITG Group Corp. Ltd. Class A	1,441,300	1,441
*	Shang Gong Group Co. Ltd. Class B	3,294,852	1,440
	CNOOC Energy Technology & Services Ltd. Class A	3,592,800	1,438
	Shanghai Bairun Investment Holding Group Co. Ltd.	374,681	1,438
	Gree Real Estate Co. Ltd.	2,173,189	1,428
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,538,200	1,422
	Shenzhen Yinghe Technology Co. Ltd.	254,483	1,422
	Sichuan Shuangma Cement Co. Ltd.	696,300	1,421
	Tianjin Capital Environmental Protection Group Co. Ltd.	4,412,869	1,414
*	GCL New Energy Holdings Ltd.	79,253,129	1,413
*	Beijing Enterprises Medical	62,885,504	1,410
	Zhejiang Conba Pharmaceutical Co. Ltd.	1,659,400	1,408
	Beijing Orient National Communication Science & Technology Co. Ltd. Class
	A	671,700	1,404
	Shandong Xinchao Energy Corp. Ltd.	4,831,900	1,404
*,^,2 Cogobuy Group		10,070,690	1,402
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,831,600	1,399
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	391,161	1,398
	Suzhou Anjie Technology Co. Ltd. Class A	412,000	1,396
	Jiangsu Yoke Technology Co. Ltd. Class A	291,100	1,396
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	1,237,204	1,396
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	631,900	1,394
	Quectel Wireless Solutions Co. Ltd. Class A	53,700	1,389
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	322,031	1,389
	Tian Di Science & Technology Co. Ltd.	3,143,545	1,387
	CECEP Solar Energy Co. Ltd. Class A	2,773,300	1,385
	Dian Diagnostics Group Co. Ltd. Class A	398,500	1,385
	Shanghai Weaver Network Co. Ltd. Class A	133,631	1,384
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	1,591,300	1,383
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	132,001	1,380
	Shanghai AJ Group Co. Ltd.	1,078,100	1,372
	Suning Universal Co. Ltd. Class A	2,829,371	1,368
	Beijing Jetsen Technology Co. Ltd. Class A	1,841,600	1,360
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	604,700	1,358
	Berry Genomics Co. Ltd. Class A	233,450	1,357
	PCI-Suntek Technology Co. Ltd. Class A	1,015,700	1,356
	An Hui Wenergy Co. Ltd.	2,180,421	1,355
	Bright Dairy & Food Co. Ltd. Class A	831,148	1,349
*,§	China Fiber Optic Network System Group Ltd.	14,959,600	1,348
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	620,300	1,347
	Dongjiang Environmental Co. Ltd. Class A	1,052,415	1,345
	Anhui Xinhua Media Co. Ltd.	1,803,400	1,343

	Haisco Pharmaceutical Group Co. Ltd. Class A	407,300	1,337
	Shenghe Resources Holding Co. Ltd.	1,135,400	1,335
	CCOOP Group Co. Ltd.	4,428,000	1,333
	Zhejiang Huafeng Spandex Co. Ltd. Class A	1,390,163	1,333
	China World Trade Center Co. Ltd. Class A	594,100	1,329
	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,928,600	1,329
	Shijiazhuang Yiling Pharmaceutical Co. Ltd.	572,562	1,328
	Shaanxi International Trust Co. Ltd. Class A	2,306,900	1,325
	Tahoe Group Co. Ltd.	1,669,645	1,324
	Shandong Hi-speed Co. Ltd. Class A	2,063,010	1,322
	Sunflower Pharmaceutical Group Co. Ltd.	613,395	1,322
	Hytera Communications Corp. Ltd.	1,143,700	1,320
	Dongguan Development Holdings Co. Ltd. Class A	1,165,100	1,319
	Greattown Holdings Ltd. Class A	1,491,400	1,317
	Dazhong Transportation Group Co. Ltd. Class A	2,351,640	1,312
	China Reform Health Management and Services Group Co. Ltd.	571,735	1,311
	Shandong Publishing & Media Co. Ltd. Class A	1,348,906	1,305
	Fangda Special Steel Technology Co. Ltd.	995,760	1,305
	Chengdu Kanghong Pharmaceutical Group Co. Ltd.	239,113	1,300
	Yantai Eddie Precision Machinery Co. Ltd. Class A	317,917	1,299
	Beijing Sanju Environmental Protection and New Material Co. Ltd.	1,482,361	1,297
	China Tianying Inc. Class A	1,658,000	1,296
	Zhejiang Runtu Co. Ltd. Class A	837,112	1,295
	Tianjin Development Holdings Ltd.	4,841,181	1,289
	Shenzhen Suntak Circuit Technology Co. Ltd.	492,000	1,282
	Shenzhen Huaqiang Industry Co. Ltd. Class A	640,010	1,281
	Huapont Life Sciences Co. Ltd. Class A	1,830,600	1,280
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	800,307	1,280
	Shanghai Huayi Group Co. Ltd. Class A	1,396,400	1,275
	Xuji Electric Co. Ltd.	772,400	1,274
	Ecovacs Robotics Co. Ltd. Class A	403,340	1,273
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,535,800	1,273
*,§	CT Environmental Group Ltd.	28,987,223	1,269
	CNHTC Jinan Truck Co. Ltd.	462,760	1,267
	China Aerospace Times Electronics Co. Ltd. Class A	1,442,200	1,262
	CSG Holding Co. Ltd. (XSEC)	1,941,632	1,258
	Beijing SL Pharmaceutical Co. Ltd.	622,500	1,255
	Shanghai Belling Co. Ltd.	464,300	1,253
	Victory Giant Technology Huizhou Co. Ltd.	412,600	1,252
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,252,696	1,248
	Shandong Humon Smelting Co. Ltd. Class A	620,200	1,246
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	110,200	1,239
	Sonoscape Medical Corp. Class A	316,861	1,239
	Anhui Jinhe Industrial Co. Ltd.	364,990	1,238
	Qingdao Port International Co. Ltd. Class A	1,344,600	1,232
	Shanghai Jinjiang International Travel Co. Ltd.	807,296	1,231
	Youzu Interactive Co. Ltd.	319,100	1,230
	Sichuan Hebang Biotechnology Co. Ltd.	5,916,200	1,230
	B-Soft Co. Ltd.	455,467	1,228
	Aerospace CH UAV Co. Ltd.	712,500	1,227
	Valiant Co. Ltd. Class A	555,900	1,223
	CITIC Guoan Information Industry Co. Ltd.	2,527,000	1,219
	China Merchants Port Group Co. Ltd. Class A	521,300	1,217
	Wangfujing Group Co. Ltd. Class A	633,300	1,212
	Sinoma International Engineering Co. Class A	1,348,700	1,209
	Blue Sail Medical Co. Ltd. Class A	594,103	1,208
*	Huadian Energy Co. Ltd.	10,284,593	1,205

	Quantum Hi-Tech China Biological Co. Ltd. Class A	625,946	1,204
	Huafu Fashion Co. Ltd.	1,133,374	1,204
	ADAMA Ltd. Class A	879,588	1,195
	Xinjiang Zhongtai Chemical Co. Ltd.	1,361,600	1,195
	BGI Genomics Co. Ltd.	106,990	1,195
	Sailun Group Co. Ltd.	1,775,500	1,195
	Huayi Brothers Media Corp.	1,991,700	1,194
	Shenzhen Sinovatio Technology Co. Ltd. Class A	62,565	1,193
	Minmetals Land Ltd.	7,731,606	1,192
	Long Yuan Construction Group Co. Ltd.	1,062,200	1,191
	Zhejiang Huace Film & TV Co. Ltd. Class A	1,090,600	1,189
	Zhejiang Kaishan Compressor Co. Ltd. Class A	823,949	1,188
*,^	China LNG Group Ltd.	22,552,263	1,187
	Fujian Longking Co. Ltd. Class A	854,893	1,186
	Harbin Pharmaceutical Group Co. Ltd. Class A	2,055,728	1,185
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	508,770	1,185
	Bestsun Energy Co. Ltd. Class A	1,357,260	1,180
	Yixintang Pharmaceutical Group Co. Ltd. Class A	368,085	1,178
	China High Speed Railway Technology Co. Ltd. Class A	2,416,813	1,177
	Luxi Chemical Group Co. Ltd.	866,000	1,176
	Guangdong Golden Dragon Development Inc. Class A	617,100	1,172
	Wuhan Department Store Group Co. Ltd. Class A	747,700	1,170
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	3,228,298	1,167
	Saurer Intelligent Technology Co. Ltd.	1,334,200	1,159
	Shenzhen Anche Technologies Co. Ltd.	153,540	1,158
	Jilin Power Share Co. Ltd. Class A	2,180,300	1,156
	Tus Environmental Science And Technology Development Co. Ltd.	936,400	1,151
	Maccura Biotechnology Co. Ltd. Class A	269,700	1,151
	Zhejiang Medicine Co. Ltd. Class A	615,200	1,150
	Datong Coal Industry Co. Ltd. Class A	1,963,400	1,148
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd.	352,700	1,148
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	1,176,100	1,147
	Guizhou Bailing Group Pharmaceutical Co. Ltd.	887,636	1,146
	Nanjing Iron & Steel Co. Ltd.	2,501,946	1,145
	Zhuzhou Kibing Group Co. Ltd.	1,489,000	1,145
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,326,800	1,145
	Guangzhou Restaurant Group Co. Ltd. Class A	301,500	1,142
	Jinyuan EP Co. Ltd. Class A	863,042	1,141
	Shenzhen Capchem Technology Co. Ltd. Class A	220,400	1,141
	Xiamen Kingdomway Group Co. Class A	387,031	1,137
	Maoye Commericial Co. Ltd.	1,788,570	1,137
	Chongqing Water Group Co. Ltd.	1,442,700	1,135
*	First Tractor Co. Ltd. (XHKG)	5,968,956	1,135
	Ningbo Sanxing Medical Electric Co. Ltd.	978,300	1,133
	Genimous Technology Co. Ltd. Class A	860,340	1,131
	Chengdu Hongqi Chain Co. Ltd. Class A	1,104,333	1,131
	CMST Development Co. Ltd.	1,596,478	1,129
	Chongqing Department Store Co. Ltd. Class A	293,700	1,128
	Anhui Kouzi Distillery Co. Ltd.	156,200	1,127
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	849,180	1,127
	Poly Culture Group Corp. Ltd.	1,713,588	1,126
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	300,101	1,123
	Sunward Intelligent Equipment Co. Ltd. Class A	1,383,708	1,121
	Lao Feng Xiang Co. Ltd. Class A	156,400	1,121
	Shenzhen Agricultural Products Group Co. Ltd.	1,510,000	1,120
	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,541,944	1,117
	Xinhuanet Co. Ltd. Class A	302,135	1,117

Nanjing Securities Co. Ltd. Class A	646,500	1,116
Bank of Zhengzhou Co. Ltd. Class A	1,753,272	1,113
Tech-Bank Food Co. Ltd.	789,000	1,111
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd.	553,347	1,110
Ming Yang Smart Energy Group Ltd. Class A	616,300	1,109
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	889,537	1,108
JiuGui Liquor Co. Ltd.	214,000	1,106
China Minmetals Rare Earth Co. Ltd.	654,700	1,101
Bank of Qingdao Co. Ltd. Class A	1,390,600	1,098
Shanghai Xinnanyang Only Education & Technology Co. Ltd. Class A	481,217	1,097
Easysight Supply Chain Management Co. Ltd. Class A	560,792	1,095
Shanghai Pudong Road & Bridge Construction Co. Ltd.	1,148,700	1,094
Xinyu Iron & Steel Co. Ltd.	1,634,800	1,093
Shenzhen Sunline Tech Co. Ltd.	320,700	1,089
Hangxiao Steel Structure Co. Ltd. Class A	2,208,440	1,088
Jiangsu Linyang Energy Co. Ltd.	1,485,500	1,084
Hubei Fuxing Science And Technology Co. Ltd.	1,265,235	1,082
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,060,800	1,079
Xinjiang Tianshan Cement Co. Ltd. Class A	710,900	1,078
Shanghai Flyco Electrical Appliance Co. Ltd. Class A	202,491	1,076
JC Finance & Tax Interconnect Holdings Ltd.	508,700	1,075
Shenzhen Kinwong Electronic Co. Ltd. Class A	155,100	1,074
Elion Clean Energy Co. Ltd. Class A	1,842,317	1,072
5I5J Holding Group Co. Ltd. Class A	1,866,268	1,069
Bluestar Adisseo Co. Class A	694,460	1,062
Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	691,100	1,061
ArtGo Holdings Ltd.	35,920,000	1,059
Hengdian Entertainment Co. Ltd.	473,752	1,059
Tecon Biology Co. Ltd.	687,443	1,058
China Wuyi Co. Ltd.	2,100,494	1,055
Xinyangfeng Agricultural Technology Co. Ltd.	978,900	1,053
Grinm Advanced Materials Co. Ltd. Class A	568,800	1,052
Shenzhen Fuanna Bedding and Furnishing Co. Ltd.	1,068,230	1,052
Shenzhen Infogem Technologies Co. Ltd. Class A	478,400	1,050
Shenzhen Centralcon Investment Holding Co. Ltd.	740,580	1,049
Betta Pharmaceuticals Co. Ltd.	99,700	1,049
Xinfengming Group Co. Ltd. Class A	628,265	1,048
Juneyao Airlines Co. Ltd. Class A	564,230	1,048
Harbin Boshi Automation Co. Ltd.	728,200	1,047
Beijing VRV Software Corp. Ltd.	1,002,800	1,046
Visual China Group Co. Ltd.	419,000	1,045
Loncin Motor Co. Ltd. Class A	2,041,949	1,042
Henan Pinggao Electric Co. Ltd. Class A	1,150,835	1,042
Luoniushan Co. Ltd.	722,800	1,041
Fujian Funeng Co. Ltd. Class A	852,237	1,041
ORG Technology Co. Ltd. Class A	1,558,300	1,041
Guangdong Shirongzhaoye Co. Ltd.	903,334	1,039
Yotrio Group Co. Ltd. Class A	1,532,400	1,038
Kunwu Jiuding Investment Holdings Co. Ltd.	282,716	1,038
CQ Pharmaceutical Holding Co. Ltd.	1,224,401	1,037
Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	489,263	1,036
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	465,000	1,035
Guangzhou Tinci Materials Technology Co. Ltd. Class A	295,940	1,035
China Aluminum International Engineering Corp. Ltd.	1,451,500	1,028
Jiangsu Guoxin Corp. Ltd.	986,500	1,028
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	1,320,700	1,027
Beijing Lanxum Technology Co. Ltd. Class A	583,718	1,026

Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	186,500	1,021
Yunnan Aluminium Co. Ltd. Class A	1,541,100	1,020
Alpha Group Class A	823,200	1,020
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	2,943,019	1,018
Red Avenue New Materials Group Co. Ltd.	395,800	1,018
Hainan Strait Shipping Co. Ltd. Class A	502,710	1,017
* Parkson Retail Group Ltd.	14,563,535	1,013
Chengtun Mining Group Co. Ltd.	1,441,600	1,013
Beijing Easpring Material Technology Co. Ltd. Class A	225,400	1,012
Hubei Kaile Science & Technology Co. Ltd.	560,220	1,010
Titan Wind Energy Suzhou Co. Ltd.	1,147,300	1,010
North Huajin Chemical Industries Co. Ltd. Class A	1,231,200	1,010
Foshan Electrical and Lighting Co. Ltd. (XSEC)	1,390,900	1,008
Liaoning Wellhope Agri-Tech JSC Ltd.	636,844	1,006
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	788,550	1,006
Toly Bread Co. Ltd.	184,525	1,005
Shenzhen H&T Intelligent Control Co. Ltd.	561,300	1,004
DaShenLin Pharmaceutical Group Co. Ltd. Class A	120,800	1,003
Guangdong Zhongsheng Pharmaceutical Co. Ltd.	482,300	998
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,409,900	996
Foshan Gas Group Co. Ltd. Class A	462,263	993
SGIS Songshan Co. Ltd. Class A	1,663,800	992
Inner Mongolia Yuan Xing Energy Co. Ltd.	3,151,400	992
Zhuzhou Hongda Electronics Corp. Ltd.	254,900	989
Lingyuan Iron & Steel Co. Ltd. Class A	2,739,612	988
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	1,505,300	988
Skyworth Digital Co. Ltd. Class A	486,357	987
Myhome Real Estate Development Group Co. Ltd.	2,553,905	985
Zhejiang Hangmin Co. Ltd. Class A	1,086,423	980
Xiamen Faratronic Co. Ltd.	126,213	979
2 Beijing Urban Construction Design & Development Group Co. Ltd.	3,372,891	977
CGN Nuclear Technology Development Co. Ltd. Class A	987,928	977
China Nonferrous Metal Industry's Foreign Engineering and Construction Co.
Ltd. Class A	1,365,400	973
Zhejiang Semir Garment Co. Ltd.	728,619	973
Hoshine Silicon Industry Co. Ltd. Class A	248,080	970
Jiangsu Hoperun Software Co. Ltd. Class A	540,100	970
Macrolink Culturaltainment Development Co. Ltd.	1,800,878	968
Shanghai Environment Group Co. Ltd. Class A	586,539	963
Juewei Food Co. Ltd. Class A	177,340	963
EVA Precision Industrial Holdings Ltd.	12,540,115	963
Zhejiang Jinke Culture Industry Co. Ltd. Class A	2,029,949	962
Fujian Dongbai Group Co. Ltd. Class A	1,277,300	960
CSSC Science & Technology Co. Ltd. Class A	498,200	957
Beibuwan Port Co. Ltd. Class A	790,600	957
Beijing Strong Biotechnologies Inc.	404,000	954
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	624,100	952
Shanghai Lansheng Corp.	600,000	949
Henan Zhongyuan Expressway Co. Ltd. Class A	1,583,302	949
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	955,586	944
^ BOE Varitronix Ltd.	3,239,989	943
YGSOFT Inc.	610,486	942
Huabao Flavours & Fragrances Co. Ltd. Class A	216,362	941
Zhejiang Yongtai Technology Co. Ltd.	581,264	940
Gansu Qilianshan Cement Group Co. Ltd.	571,200	939
LingNan Eco&Culture-Tourism Co. Ltd. Class A	1,079,250	937
Shanghai Kinetic Medical Co. Ltd.	419,500	936

Jiuzhitang Co. Ltd. Class A	699,786	935
Shanghai 2345 Network Holding Group Co. Ltd. Class A	2,091,921	934
Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	191,315	933
Shenzhen Megmeet Electrical Co. Ltd.	294,950	932
ENN Ecological Holdings Co. Ltd.	636,400	930
Inner Mongolia Xingye Mining Co. Ltd.	1,268,000	926
Sinosteel Engineering & Technology Co. Ltd. Class A	1,458,780	925
Dashang Co. Ltd.	246,926	924
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,232,116	922
Biem.L.Fdlkk Garment Co. Ltd.	258,214	921
Shunfa Hengye Corp.	2,276,991	919
China Harzone Industry Corp. Ltd.	566,575	916
PharmaBlock Sciences Nanjing Inc.	90,552	914
Shenzhen Tagen Group Co. Ltd.	1,286,945	914
Sumavision Technologies Co. Ltd.	961,500	913
CCS Supply Chain Management Co. Ltd.	961,724	913
Electric Connector Technology Co. Ltd.	163,239	912
Beijing United Information Technology Co. Ltd.	84,500	907
Yangzhou Yangjie Electronic Technology Co. Ltd.	268,200	907
Unilumin Group Co. Ltd.	591,777	905
Shanxi Blue Flame Holding Co. Ltd. Class A	665,943	903
Hunan Gold Corp. Ltd. Class A	805,920	902
Shenzhen Gongjin Electronics Co. Ltd.	495,200	902
Konfoong Materials International Co. Ltd. Class A	120,400	898
* Shanghai Phoenix Enterprise Group Co. Ltd.	2,063,810	897
Yantai Changyu Pioneer Wine Co. Ltd. Class A	230,468	896
Shanghai Zijiang Enterprise Group Co. Ltd.	1,698,503	894
§ Camsing International Holding Ltd.	5,979,097	893
Red Star Macalline Group Corp. Ltd. Class A	537,082	893
All Winner Technology Co. Ltd.	172,800	892
Zhefu Holding Group Co. Ltd. Class A	1,367,860	891
Guangdong Marubi Biotechnology Co. Ltd. Class A	91,400	890
Beijing UniStrong Science & Technology Co. Ltd.	588,211	887
Hubei Jumpcan Pharmaceutical Co. Ltd.	237,100	885
Hunan Dakang International Food & Agriculture Co. Ltd. Class A	3,599,400	883
Markor International Home Furnishings Co. Ltd. Class A	1,463,600	882
Shenzhen Desay Battery Technology Co.	134,800	882
Guangxi Liugong Machinery Co. Ltd.	948,800	882
Zhejiang Narada Power Source Co. Ltd. Class A	519,500	881
Maoye International Holdings Ltd.	13,736,523	877
Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	772,300	876
Zheshang Securities Co. Ltd. Class A	598,347	874
China Railway Tielong Container Logistics Co. Ltd.	1,100,229	873
Baosheng Science and Technology Innovation Co. Ltd.	1,591,980	872
Guangzhou Holike Creative Home Co. Ltd. Class A	394,766	871
Shandong Hi-Speed Road & Bridge Co. Ltd.	1,356,900	871
Anhui Construction Engineering Group Co. Ltd.	1,627,687	866
JSTI Group Class A	753,880	865
Liuzhou Iron & Steel Co. Ltd. Class A	1,172,450	861
Jiangxi Wannianqing Cement Co. Ltd.	553,290	856
Wuhan P&S Information Technology Co. Ltd.	794,500	854
Gosuncn Technology Group Co. Ltd. Class A	1,165,900	850
Beijing BDStar Navigation Co. Ltd.	225,800	850
Global Top E-Commerce Co. Ltd. Class A	859,800	849
Opple Lighting Co. Ltd.	221,956	848
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	513,900	847
Hubei Dinglong Co. Ltd. Class A	614,700	846

	Jack Sewing Machine Co. Ltd. Class A	262,571	846
	Yantai Tayho Advanced Materials Co. Ltd.	504,500	845
	China Union Holdings Ltd. Class A	1,502,740	844
	Chow Tai Seng Jewellery Co. Ltd. Class A	288,100	840
	Northeast Pharmaceutical Group Co. Ltd.	655,354	839
	Guizhou Gas Group Corp. Ltd. Class A	423,700	838
	Dalian Huarui Heavy Industry Group Co. Ltd.	1,892,279	836
	Keda Clean Energy Co. Ltd. Class A	1,259,500	834
	Hangzhou Century Co. Ltd.	489,500	834
	Beijing Hualian Department Store Co. Ltd.	2,712,759	834
	Zhuhai Orbita Aerospace Science & Technology Co. Ltd.	449,000	834
	Tongding Interconnection Information Co. Ltd. Class A	912,461	826
2	Ozner Water International Holding Ltd.	10,817,535	825
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	337,400	825
	Digital China Information Service Co. Ltd. Class A	361,002	823
	Hand Enterprise Solutions Co. Ltd.	586,200	819
^	Glory Sun Land Group Ltd.	8,110,000	818
	Hunan Aihua Group Co. Ltd. Class A	217,100	814
	Shanghai Mechanical and Electrical Industry Co. Ltd.	355,916	813
	Shanghai Industrial Development Co. Ltd. Class A	1,071,800	811
*,^	KuangChi Science Ltd.	26,785,605	809
	Lier Chemical Co. Ltd. Class A	431,402	806
	AECC Aero-Engine Control Co. Ltd.	438,400	804
	Henan Shenhuo Coal & Power Co. Ltd. Class A	1,171,900	803
	Sinocare Inc.	381,881	801
	Shenzhen World Union Group Inc. Class A	1,734,280	799
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	232,000	798
	Hebei Chengde Lolo Co.	759,428	797
	Guangdong Dongfang Precision Science & Technology Co. Ltd.	1,190,600	796
	Ningbo Huaxiang Electronic Co. Ltd. Class A	312,300	795
	Shenzhen SDG Information Co. Ltd.	554,640	793
	Renhe Pharmacy Co. Ltd.	776,000	792
	Camel Group Co. Ltd. Class A	559,717	787
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	378,800	786
*	PW Medtech Group Ltd.	4,798,189	786
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	996,200	782
	Zhejiang Wanma Co. Ltd.	613,700	778
	Caitong Securities Co. Ltd. Class A	520,500	773
	Vatti Corp. Ltd.	459,000	770
	Beijing GeoEnviron Engineering & Technology Inc. Class A	527,467	770
	Qianhe Condiment and Food Co. Ltd. Class A	274,980	767
	Tongyu Heavy Industry Co. Ltd.	3,027,843	766
*,§	Tech Pro Technology Development Ltd.	87,171,600	763
	Zhengzhou Coal Mining Machinery Group Co. Ltd.	827,000	762
	Hainan Ruize New Building Material Co. Ltd.	791,500	754
	Shede Spirits Co. Ltd. Class A	186,500	754
	Sichuan Yahua Industrial Group Co. Ltd. Class A	594,300	749
	Sichuan Haite High-tech Co. Ltd.	423,900	748
	Chongqing Dima Industry Co. Ltd. Class A	1,670,140	748
	Guizhou Space Appliance Co. Ltd.	207,200	743
	Chongqing Pharscin Pharmaceutical Co. Ltd.	291,200	743
	Beijing SuperMap Software Co. Ltd.	215,100	741
	Beijing Forever Technology Co. Ltd. Class A	393,800	741
	Jiangling Motors Corp. Ltd.	374,222	740
	Ningxia Jiaze New Energy Co. Ltd. Class A	1,460,536	739
	China West Construction Group Co. Ltd.	482,477	738
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	381,800	734

	ZJBC Information Technology Co. Ltd. Class A	567,299	732
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	247,300	731
*,^	Chongqing Iron & Steel Co. Ltd.	6,701,201	728
	China Oilfield Services Ltd. Class A	316,200	727
	Befar Group Co. Ltd.	1,039,940	722
	Beijing Ultrapower Software Co. Ltd. Class A	1,574,100	721
	Foshan Electrical and Lighting Co. Ltd. (XSHE)	2,038,812	718
	CNNC Hua Yuan Titanium Dioxide Co. Ltd.	1,182,600	716
	KPC Pharmaceuticals Inc.	473,000	714
	Guomai Technologies Inc.	637,100	712
	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	842,900	712
	Guangdong Vanward New Electric Co. Ltd.	547,886	711
	Jinneng Science&Technology Co. Ltd. Class A	486,980	710
	Shenzhen Heungkong Holding Co. Ltd.	2,223,052	705
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	568,300	702
	HC SemiTek Corp. Class A	682,700	700
	MYS Group Co. Ltd.	994,300	699
	Qinhuangdao Port Co. Ltd. Class A	1,597,200	698
	Eternal Asia Supply Chain Management Ltd. Class A	1,207,297	697
	Luolai Lifestyle Technology Co. Ltd.	555,320	690
	Shenzhen Das Intellitech Co. Ltd.	1,411,400	684
	Jointo Energy Investment Co. Ltd. Hebei	1,038,100	684
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,015,800	684
	Advanced Technology & Materials Co. Ltd.	687,300	682
	Zhejiang Jingxin Pharmaceutical Co. Ltd.	436,100	677
	China Bester Group Telecom Co. Ltd. Class A	235,300	677
	Xiamen Intretech Inc. Class A	86,800	676
2	Cosmo Lady China Holdings Co. Ltd.	5,222,212	673
	Sieyuan Electric Co. Ltd. Class A	323,500	671
	Inspur Software Co. Ltd.	224,900	669
	Do-Fluoride Chemicals Co. Ltd. Class A	400,500	668
*	Glorious Property Holdings Ltd.	30,109,396	666
*	China Minsheng Financial Holding Corp. Ltd.	51,927,573	665
	China CYTS Tours Holding Co. Ltd. Class A	413,930	665
	CSG Smart Science&Technology Co. Ltd. Class A	581,800	663
	HyUnion Holding Co. Ltd. Class A	696,200	662
	Shenzhen Selen Science & Technology Co. Ltd.	726,400	659
	Nanjing Redsun Co. Ltd.	547,100	658
	Tongyu Communication Inc.	172,500	656
	Telling Telecommunication Holding Co. Ltd.	765,800	655
	Zhejiang Meida Industrial Co. Ltd.	357,756	653
	Guangdong Ellington Electronics Technology Co. Ltd.	387,100	653
	Shenzhen Grandland Group Co. Ltd. Class A	1,072,400	646
	China Calxon Group Co. Ltd. Class A	799,871	644
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd.	832,239	640
	Norinco International Cooperation Ltd.	555,250	640
	China Zhonghua Geotechnical Engineering Group Co. Ltd.	1,179,800	639
	Xinhua Winshare Publishing and Media Co. Ltd. Class A	358,071	637
	Shinva Medical Instrument Co. Ltd.	265,479	636
	Shenzhen Danbond Technology Co. Ltd.	362,200	636
	First Capital Securities Co. Ltd. Class A	605,800	636
	Shanghai Maling Aquarius Co. Ltd.	615,000	635
	Shenzhen Aisidi Co. Ltd.	630,000	635
	Xiamen International Airport Co. Ltd.	208,986	634
*	China Water Industry Group Ltd.	11,523,573	633
	Sunsea AIoT Technology Co. Ltd.	238,000	632
	Zhejiang Communications Technology Co. Ltd.	808,501	632

	Rainbow Department Store Co. Ltd.	458,500	631
	Shanghai AtHub Co. Ltd.	113,800	631
	Transfar Zhilian Co. Ltd.	628,068	631
	Avic Heavy Machinery Co. Ltd.	462,400	631
	Guangxi Guidong Electric Power Co. Ltd. Class A	1,078,429	630
*	Huayi Tencent Entertainment Co. Ltd.	48,631,909	627
	Suzhou Victory Precision Manufacture Co. Ltd.	2,175,700	626
	Sino-Platinum Metals Co. Ltd.	297,900	622
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd.	289,300	621
	Bright Real Estate Group Co. Ltd.	1,328,234	621
	Hangzhou Zhongheng Electric Co. Ltd. Class A	355,500	621
	GCI Science & Technology Co. Ltd.	320,500	621
	Hubei Xingfa Chemicals Group Co. Ltd.	434,700	620
	Kingsignal Technology Co. Ltd.	427,335	615
	Jiangsu Huaxicun Co. Ltd. Class A	576,300	609
	Chongqing Zongshen Power Machinery Co. Ltd.	778,295	608
	Western Region Gold Co. Ltd. Class A	281,700	607
	Tangrenshen Group Co. Ltd.	583,500	604
	Dare Power Dekor Home Co. Ltd.	326,805	604
	Jiangsu Etern Co. Ltd. Class A	1,044,326	603
	Ningbo Yunsheng Co. Ltd.	670,500	601
*,§	Boshiwa International Holding Ltd.	2,777,000	601
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,116,700	600
	Misho Ecology & Landscape Co. Ltd.	393,900	597
	Goldcard Smart Group Co. Ltd.	258,914	596
	Ningbo Peacebird Fashion Co. Ltd. Class A	276,123	596
	Henan Rebecca Hair Products Co. Ltd.	1,246,400	592
	Fujian Aonong Biological Technology Group Inc. Ltd.	296,370	591
	Shenzhen Fenda Technology Co. Ltd.	813,664	591
	Guangdong Provincial Expressway Development Co. Ltd. Class A	508,926	591
	China Zhenhua Group Science & Technology Co. Ltd.	219,900	591
	Xiwang Foodstuffs Co. Ltd. Class A	950,000	590
	CPT Technology Group Co. Ltd.	1,675,400	590
	Nanjing Panda Electronics Co. Ltd.	444,700	587
	Tibet Tianlu Co. Ltd. Class A	596,904	585
	Goldenmax International Technology Ltd.	481,600	584
	Guizhou Broadcasting & TV Information Network Co. Ltd.	496,000	584
	Zhejiang Jingu Co. Ltd.	600,800	582
	Tibet Summit Resources Co. Ltd. Class A	377,100	582
	Changchun Faway Automobile Components Co. Ltd.	319,508	580
	Guangdong Highsun Group Co. Ltd.	1,694,068	576
	Estun Automation Co. Ltd. Class A	379,400	575
	Hexing Electrical Co. Ltd. Class A	248,800	574
	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A	1,149,100	574
	Zhejiang Yankon Group Co. Ltd.	911,300	569
	CTS International Logistics Corp. Ltd. Class A	663,200	566
	Rongan Property Co. Ltd.	1,429,200	565
	Everbright Jiabao Co. Ltd. Class A	1,064,586	564
	Konka Group Co. Ltd.	761,500	563
	Nanfang Zhongjin Environment Co. Ltd.	1,180,000	563
	Anhui Sun-Create Electronics Co. Ltd.	90,300	557
	Beijing Philisense Technology Co. Ltd.	924,100	557
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd.	314,791	557
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	123,860	555
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd.	870,400	554
	Beijing Water Business Doctor Co. Ltd.	603,100	551
	Qingdao Hanhe Cable Co. Ltd. Class A	1,313,200	550

Hakim Unique Internet Co. Ltd.	397,900	549
Realcan Pharmaceutical Group Co. Ltd. Class A	556,100	549
^ Launch Tech Co. Ltd.	2,345,584	548
Xinjiang Yilite Industry Co. Ltd.	259,200	543
Zhengzhou Sino Crystal Diamond Co. Ltd.	1,224,321	542
Shandong New Beiyang Information Technology Co. Ltd. Class A	325,300	541
IReader Technology Co. Ltd. Class A	228,300	540
Guangdong Dowstone Technology Co. Ltd.	270,500	539
Aerospace Hi-Tech Holdings Grp Ltd. Class A	324,100	538
Zhonglu Co. Ltd.	893,183	535
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	352,000	534
JL Mag Rare-Earth Co. Ltd.	99,600	534
Shanghai Shenda Co. Ltd.	597,468	530
Qingdao Eastsoft Communication Technology Co. Ltd.	227,100	529
Focused Photonics Hangzhou Inc.	255,800	527
Beijing Sports and Entertainment Industry Group Ltd.	16,967,379	526
Xinjiang Machinery Research Institute Co. Ltd. Class A	965,006	524
Hybio Pharmaceutical Co. Ltd.	652,830	523
FAWER Automotive Parts Co. Ltd.	787,400	522
Mayinglong Pharmaceutical Group Co. Ltd. Class A	210,900	516
Jiangxi Special Electric Motor Co. Ltd. Class A	1,065,479	514
* Capital Environment Holdings Ltd.	29,023,741	513
Shenzhen Noposion Agrochemicals Co. Ltd.	563,400	510
Shanghai Runda Medical Technology Co. Ltd. Class A	330,600	508
Zhejiang Xinan Chemical Industrial Group Co. Ltd.	389,600	506
* China Chengtong Development Group Ltd.	17,706,993	504
Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	630,000	502
Chengdu CORPRO Technology Co. Ltd. Class A	314,400	494
Sou Yu Te Group Co. Ltd. Class A	1,595,300	494
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	403,700	492
Henan Yuguang Gold & Lead Co. Ltd. Class A	763,200	488
Shenzhen Ysstech Info-tech Co. Ltd. Class A	296,200	484
Beijing Jingxi Culture & Tourism Co. Ltd. Class A	335,100	471
EGLS Co. Ltd.	1,040,800	463
Shandong Chenming Paper Holdings Ltd. Class A	659,200	462
Beijing WKW Automotive Parts Co. Ltd.	1,332,883	461
Zhejiang NetSun Co. Ltd.	145,969	458
Shenzhen Tellus Holding Co. Ltd. Class A	163,400	457
Gem-Year Industrial Co. Ltd.	566,362	450
Beijing Changjiu Logistics Corp. Class A	310,820	447
Cangzhou Mingzhu Plastic Co. Ltd. Class A	848,822	446
Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	141,300	446
Henan Senyuan Electric Co. Ltd. Class A	481,500	445
Jinzhou Port Co. Ltd.	1,468,504	443
Shenzhen New Nanshan Holding Group Co. Ltd.	1,062,043	437
Teamax Smart City Technology Corp. Ltd.	753,900	434
Square Technology Group Co. Ltd. Class A	237,673	433
China International Marine Containers Group Co. Ltd. Class A	328,500	432
* V1 Group Ltd.	18,059,824	431
Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd.	955,100	426
Kingnet Network Co. Ltd.	1,137,000	415
Tunghsu Azure Renewable Energy Co. Ltd.	803,600	412
Keda Group Co. Ltd. Class A	621,800	391
Netposa Technologies Ltd.	693,800	373
Kunshan Kersen Science & Technology Co. Ltd. Class A	219,700	372
Shandong Meichen Ecology & Environment Co. Ltd.	1,062,500	372
Zhejiang Yatai Pharmaceutical Co. Ltd.	360,800	361

	Bluedon Information Security Technology Co. Ltd. Class A	472,900	356
	First Tractor Co. Ltd. Class A (XSSC)	391,500	340
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	173,000	329
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	197,540	324
*,§	China Animal Healthcare Ltd.	4,917,000	319
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	215,500	314
*	SRE Group Ltd.	49,667,576	311
	Nanjing Huadong Electronics Information & Technology Co. Ltd. Class A	1,102,100	307
	Youngy Co. Ltd. Class A	100,504	307
	Zotye Automobile Co. Ltd. Class A	852,800	307
	Yip's Chemical Holdings Ltd.	953,396	300
	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,076,242	292
	Angang Steel Co. Ltd. (XSEC)	671,320	290
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	705,600	286
	Deppon Logistics Co. Ltd. Class A	181,400	278
	HY Energy Group Co. Ltd.	246,200	278
*	China Singyes Solar Technologies Holdings Ltd.	3,394,875	270
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	54,900	254
	Fang Holdings Ltd.	94,516	246
	China Merchants Port Group Co. Ltd. Class B	217,209	246
	Cangzhou Dahua Co. Ltd. Class A	167,400	223
*,§	China Lumena New Materials Corp.	13,488,000	217
	TianGuang ZhongMao Co. Ltd.	1,229,300	217
*	DIT Group Ltd.	11,888,437	214
	Changhong Meiling Co. Ltd. Class B	756,361	210
*,§	Hua Han Health Industry Holdings Ltd.	13,393,764	207
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	99,640	199
	Yihua Healthcare Co. Ltd.	310,220	188
*	Hybrid Kinetic Group Ltd.	80,709,924	156
*,§	Real Gold Mining Ltd.	1,345,000	145
*	Chiho Environmental Group Ltd.	1,800,199	112
	Nan Hai Corp. Ltd.	5,468,966	65
*	EverChina International Holdings Co. Ltd.	982,249	27
*	Technovator International Ltd.	242,570	17
^,§	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
§	Legend Holdings Corp. Rights	453,983	—
*,§	Anxin-China Holdings Ltd.	16,568,000	—
*,§	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,§	China Forestry Holdings Co. Ltd.	3,050,000	—
*,§	China Metal Recycling Holdings Ltd.	2,568,000	—
*,§	Trony Solar Holdings Co. Ltd.	1,562,000	—
*,§	China Longevity Group Co. Ltd.	1,027,000	—
			34,068,187
Colombia (0.1%)
	Bancolombia SA (XNYS)	1,696,048	88,992
	Ecopetrol SA (XBOG)	58,411,858	54,313
	Grupo de Inversiones Suramericana SA	4,228,586	39,566
	Interconexion Electrica SA ESP	6,784,091	37,293
	Bancolombia SA (XBOG)	2,945,353	36,550
	Bancolombia SA Preference Shares	2,224,269	29,071
	Grupo Argos SA	5,185,879	26,505
	Grupo Aval Acciones y Valores Preference Shares	59,103,590	25,058
	Banco Davivienda SA Preference Shares	1,603,215	21,554
	Ecopetrol SA (XNYS)	959,242	17,746
	Cementos Argos SA	8,270,934	15,720
	Corp Financiera Colombiana SA	1,627,674	15,468
	Grupo de Inversiones Suramericana SA Preference Shares	1,107,235	9,033

*	CEMEX Latam Holdings SA	2,307,473	2,827
	Grupo Aval Acciones y Valores SA	243,200	2,055
			421,751
Czech Republic (0.0%)
	CEZ AS	2,609,956	57,131
	Komercni banka AS	1,241,761	42,680
2	Moneta Money Bank AS	8,617,694	31,467
	O2 Czech Republic AS	894,746	9,214
	Philip Morris CR AS	8,638	5,858
			146,350
Denmark (1.2%)
	Novo Nordisk A/S Class B	26,984,851	1,642,614
	DSV PANALPINA A/S	3,257,433	353,656
2	Orsted A/S	3,074,303	335,320
	Vestas Wind Systems A/S	3,227,577	320,393
	Coloplast A/S Class B	2,163,877	272,824
	Carlsberg A/S Class B	1,688,897	246,636
*	Genmab A/S	957,034	220,300
	Danske Bank A/S	10,900,988	181,973
	Novozymes A/S	3,410,068	177,797
	AP Moller - Maersk A/S Class B	105,331	125,951
	Chr Hansen Holding A/S	1,674,559	124,625
	GN Store Nord A/S	2,124,866	105,394
	AP Moller - Maersk A/S Class A	71,653	80,518
	Royal Unibrew A/S	811,729	77,170
	Pandora A/S	1,457,781	75,245
	ISS A/S	3,022,404	73,210
	SimCorp A/S	650,718	72,136
	Tryg A/S	1,980,459	60,008
*	Demant A/S	1,759,738	57,065
^	Ambu A/S Class B	2,691,398	49,124
	H Lundbeck A/S	980,318	41,656
	Jyske Bank A/S	999,555	38,009
	Ringkjoebing Landbobank A/S	477,430	35,469
	Topdanmark A/S	695,762	32,908
*	ALK-Abello A/S	107,197	28,634
	FLSmidth & Co. A/S	817,444	27,914
	Rockwool International A/S Class B	104,765	24,425
*,2	Netcompany Group A/S	529,609	23,976
	Sydbank A/S	957,600	20,837
	Dfds A/S	492,505	20,683
	Drilling Co. of 1972 A/S	360,313	20,109
*,^	Bavarian Nordic A/S	533,285	18,507
	Schouw & Co. A/S	201,517	16,493
2	Scandinavian Tobacco Group A/S	1,064,783	13,924
	Spar Nord Bank A/S	1,252,373	12,130
	Alm Brand A/S	1,077,281	9,539
*	Nilfisk Holding A/S	433,375	9,333
*,^	NKT A/S	433,035	9,314
	D/S Norden A/S	430,641	5,801
	Matas A/S	551,642	5,207
	Solar A/S Class B	79,771	3,803
*	Bang & Olufsen A/S	492,894	2,949
*,§	OW Bunker A/S	129,331	—
			5,073,579

Egypt (0.1%)
Commercial International Bank Egypt SAE	21,935,726	118,169
Eastern Co. SAE	16,044,407	15,231
Egypt Kuwait Holding Co. SAE	11,678,105	14,836
Egyptian Financial Group-Hermes Holding Co.	10,439,149	10,642
ElSewedy Electric Co.	11,969,810	8,545
Talaat Moustafa Group	15,272,091	7,801
Orascom Construction plc	826,803	5,056
Telecom Egypt Co.	5,042,992	3,942
* Medinet Nasr Housing	10,394,076	3,103
Six of October Development & Investment	3,730,073	2,990
* Palm Hills Developments SAE	27,404,909	2,843
Oriental Weavers	3,947,984	2,597
* Heliopolis Housing	1,804,984	2,431
* Ezz Steel Co. SAE	3,653,048	2,081
Alexandria Mineral Oils Co.	8,936,437	2,060
* Pioneers Holding for Financial Investments SAE	6,761,084	1,995
* ORASCOM INVESTMENT HOLDING	35,063,724	1,221
Sidi Kerir Petrochemicals Co.	1,241,955	759
* Orascom Investment Holding GDR	1,590,133	221
		206,523
Finland (0.7%)
Kone Oyj Class B	6,376,229	411,505
Sampo Oyj Class A	8,013,293	362,740
Nokia Oyj	91,543,120	356,351
UPM-Kymmene Oyj	8,706,453	274,328
Neste Oyj	6,791,642	270,430
Fortum Oyj	7,036,028	170,272
Elisa Oyj	2,339,375	140,938
Stora Enso Oyj	9,382,690	121,792
Wartsila OYJ Abp	7,984,228	97,905
Orion Oyj Class B	1,670,023	78,904
Kesko Oyj	1,103,598	74,610
Huhtamaki Oyj	1,518,851	67,506
Metso Oyj	1,747,819	62,021
Nokian Renkaat Oyj	2,213,174	59,510
Valmet Oyj	2,175,596	47,062
^ TietoEVRY Oyj (XHEL)	1,234,767	40,267
Konecranes Oyj Class A	1,195,789	36,045
Cargotec Oyj Class B	801,428	29,651
Kemira Oyj	1,448,559	21,885
YIT Oyj	2,560,749	18,281
^ Outokumpu Oyj	4,958,011	17,031
Metsa Board Oyj	2,787,123	16,880
Sanoma Oyj	1,178,556	14,109
* Outotec Oyj	2,421,970	13,925
^ Citycon Oyj	1,255,587	13,284
Caverion Oyj	1,591,796	12,964
Uponor Oyj	841,968	11,392
TietoEVRY Oyj (XOSL)	322,882	10,496
Cramo Oyj	684,445	10,393
Ahlstrom-Munksjo Oyj	587,387	9,792
Raisio Oyj	1,880,968	7,672
* F-Secure Oyj	1,450,728	5,290
Finnair Oyj	853,761	4,984

	Oriola Oyj	1,803,660	4,288
			2,894,503
France (6.6%)
	TOTAL SA	39,356,217	1,916,289
	LVMH Moet Hennessy Louis Vuitton SE	4,061,796	1,768,805
	Sanofi	17,690,841	1,706,082
	Airbus SE	8,985,018	1,319,581
	BNP Paribas SA	17,651,027	936,699
	Safran SA	5,379,789	867,425
	Schneider Electric SE	8,547,963	852,461
	Vinci SA	7,576,767	839,426
	AXA SA	31,311,460	832,624
	Danone SA	9,759,997	781,041
	Kering SA	1,210,185	739,451
	EssilorLuxottica SA	4,795,085	709,956
	Pernod Ricard SA	3,451,860	597,647
	L'Oreal SA Loyalty Shares	1,731,904	481,723
	Orange SA	31,203,714	441,096
	Air Liquide SA Loyalty Shares	3,023,885	437,224
	Societe Generale SA	12,555,324	406,288
^	Hermes International	502,468	375,207
	Dassault Systemes SE	2,151,264	372,415
	Vivendi SA	13,167,830	360,132
	Legrand SA	4,351,367	348,161
	L'Oreal SA	1,211,073	336,856
	Air Liquide SA	2,321,180	335,619
	Cie Generale des Etablissements Michelin SCA	2,881,135	334,280
	Capgemini SE	2,531,812	314,429
	Cie de Saint-Gobain	7,951,954	300,015
	Unibail-Rodamco-Westfield	2,199,012	298,782
	STMicroelectronics NV (XPAR)	10,246,565	285,286
	Air Liquide SA Loyalty Shares 2021	1,862,243	269,262
	Credit Agricole SA	18,739,888	253,180
	Veolia Environnement SA	8,178,339	241,265
	Teleperformance	943,620	236,753
	L'Oreal SA Loyalty Shares 2021	807,587	224,628
	Edenred	3,973,773	214,591
	Engie SA	10,662,671	183,541
	Peugeot SA	8,882,006	182,883
	Thales SA	1,638,519	179,797
	Gecina SA	849,063	160,142
	Alstom SA	3,011,037	159,586
	Carrefour SA	9,343,890	158,115
	Publicis Groupe SA	3,512,665	155,714
	ArcelorMittal SA	9,793,472	143,847
	Engie	8,293,054	142,751
	Eiffage SA	1,217,076	141,076
	Bouygues SA	3,390,433	133,955
	Getlink SE	7,393,373	130,429
	Atos SE	1,546,613	128,259
	Accor SA	3,078,327	126,028
	Bureau Veritas SA	4,510,870	124,297
*,2	Worldline SA	1,730,050	121,910
	TechnipFMC plc	7,476,020	119,591
	Ingenico Group SA	1,010,882	117,559
	Renault SA	2,990,055	116,951
	Valeo SA	3,873,699	115,054

Engie Loyalty Shares 2021	6,576,726	113,208
* Ubisoft Entertainment SA	1,487,871	112,843
SCOR SE	2,569,169	109,198
Arkema SA	1,169,317	107,144
Klepierre SA	3,140,941	106,767
Orpea	798,951	104,019
^ Eurofins Scientific SE	183,821	98,869
Suez	6,005,599	98,557
Rubis SCA	1,496,076	92,409
Covivio	759,833	90,165
Aeroports de Paris	460,542	87,135
2 Euronext NV	999,878	86,673
2 Amundi SA	928,622	75,163
Sartorius Stedim Biotech	394,273	70,703
SES SA Class A	5,759,765	70,688
BioMerieux	676,721	67,072
Bollore SA	16,159,384	65,661
Wendel SA	452,872	60,420
Rexel SA	4,991,511	59,709
ICADE	526,328	58,788
Natixis SA	13,731,802	57,988
Alten SA	462,819	57,039
Faurecia SE	1,196,863	57,027
Elis SA (XPAR)	2,738,928	53,333
^ Iliad SA	390,216	51,213
Eurazeo SE	697,070	49,888
Air Liquide SA Loyalty Shares 2022	344,294	49,781
L'Oreal Loyalty Shares 2022	178,621	49,683
Electricite de France SA Loyalty Shares 2021	4,014,466	49,560
^ Sodexo SA	452,965	47,428
CNP Assurances	2,634,267	47,418
Dassault Aviation SA	38,090	46,334
Eutelsat Communications SA	3,052,788	45,756
Ipsen SA	566,185	42,017
^ Remy Cointreau SA	398,136	41,929
Sodexo SA Act. Loyalty Shares	391,943	41,038
SPIE SA	1,985,904	38,470
Korian SA	837,748	38,219
Sopra Steria Group	235,789	37,642
Electricite de France SA Loyalty Shares	3,000,381	37,041
Gaztransport Et Technigaz SA	363,205	36,714
^ Casino Guichard Perrachon SA	899,244	36,542
Lagardere SCA	1,922,896	36,500
Sodexo SA - French Loyalty Line	337,433	35,331
Nexity SA	700,793	33,833
* CGG SA	11,544,988	32,441
JCDecaux SA	1,207,348	32,269
* SOITEC	338,354	31,805
* Air France-KLM	3,137,914	29,070
Societe BIC SA	424,437	28,652
Imerys SA	606,964	26,202
Engie SA	1,468,757	25,282
2 Elior Group SA	1,727,570	24,221
Nexans SA	482,667	23,482
Cie Plastic Omnium SA	918,552	23,135
SEB SA (loyalty line 1)	176,850	22,707
APERAM SA	775,190	22,158

	IPSOS	605,325	19,613
2	ALD SA	1,306,920	19,077
	Altran Technologies SA	1,167,734	18,902
	Coface SA	1,450,639	17,875
	Sodexo Prime Fidelity Loyalty Shares 2022	168,646	17,658
	SEB SA	136,797	17,564
^	Elis SA (XLON)	871,981	17,031
*	Virbac SA	69,478	17,007
	Metropole Television SA	1,019,520	16,955
	Altarea SCA	69,253	15,872
	L'Occitane International SA	7,282,128	15,421
	Electricite de France SA	1,215,326	15,004
	SEB SA (loyalty line 2021) NEW	111,362	14,299
*	Fnac Darty SA	285,573	13,914
	Television Francaise 1	1,727,831	13,008
	Quadient	535,624	12,884
	Mercialys SA	1,006,433	12,692
^	Trigano SA	132,037	12,520
*,^	Vallourec SA	4,924,261	12,400
^	Akka Technologies	178,556	12,398
^,2	Neoen SA	362,315	12,158
	Rothschild & Co.	445,122	11,953
*,^	DBV Technologies SA	614,517	11,843
	Carmila SA	525,488	10,309
*,^	Genfit	586,656	10,050
	Vicat SA	237,984	9,927
^,2	Maisons du Monde SA	739,052	9,795
	FFP	78,938	8,393
	LISI	275,787	8,387
	Interparfums SA	203,809	8,172
	Tarkett SA	539,857	7,454
	Mersen SA	223,715	7,329
	Sodexo SA – Prime Fidelite 2023	66,772	6,991
^,2	Europcar Mobility Group	1,719,608	6,975
	Beneteau SA	630,727	6,765
^	Eramet	151,254	6,345
	Albioma ACT Loyalty Shares	170,241	5,668
	Bonduelle SCA	232,115	5,536
	Derichebourg SA	1,454,170	5,274
*,2	X-Fab Silicon Foundries SE	840,847	4,889
	GL Events	198,857	4,665
^	Pharmagest Inter@ctive	68,355	4,576
	Vilmorin & Cie SA	88,580	4,294
	Albioma SA	127,453	4,244
^	Rallye SA	428,271	4,172
*,^	Technicolor SA	5,841,729	4,045
	Manitou BF SA	216,447	3,963
*,^,2 SMCP SA		421,058	3,643
	Groupe Crit	42,091	3,211
	Albioma	96,242	3,204
	Synergie SA	99,300	3,149
	Guerbet	79,179	3,059
	Jacquet Metal Service SA	188,377	2,941
	AKWEL	117,941	2,447
	SEB SA Common Stcok	17,789	2,284
	STMicroelectronics NV (MTAA)	80,847	2,252
	Etablissements Maurel et Prom SA	723,034	2,029

	Boiron SA	53,076	2,020
*,^,§ Bourbon Corp.		250,625	1,022
	Union Financiere de France BQE SA	43,563	985
*	Esso SA Francaise	32,716	739
	Albioma SA (Loyalty Shares 2022)	17,175	572
			27,290,326
Germany (5.5%)
	SAP SE	15,810,050	2,058,969
	Allianz SE	6,765,728	1,615,280
*	Siemens AG	12,354,793	1,523,822
	Bayer AG	15,238,117	1,222,947
	BASF SE	14,923,639	1,007,300
	adidas AG	3,150,485	995,917
	Deutsche Telekom AG	52,611,520	852,088
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,345,773	691,631
	Daimler AG	13,151,644	609,016
	Deutsche Post AG	15,888,120	554,337
	Volkswagen AG Preference Shares	2,909,526	522,008
	Vonovia SE	8,860,851	505,745
	Deutsche Boerse AG	2,995,477	486,238
	Infineon Technologies AG	20,343,018	437,029
	E.ON SE	35,372,314	400,804
	Bayerische Motoren Werke AG	5,288,461	376,706
	Fresenius SE & Co. KGaA	6,633,340	338,702
	RWE AG	9,350,406	324,153
	Deutsche Bank AG	33,372,900	305,328
	Henkel AG & Co. KGaA Preference Shares	2,850,560	289,910
^	Wirecard AG	1,862,342	273,171
	Merck KGaA	2,110,989	270,692
	Fresenius Medical Care AG & Co. KGaA	3,414,961	262,560
	MTU Aero Engines AG	844,242	255,692
	Deutsche Wohnen SE	5,838,199	247,016
	Symrise AG Class A	2,059,212	211,595
	Continental AG	1,761,905	201,064
	Hannover Rueck SE	979,934	190,271
	Beiersdorf AG	1,630,568	184,864
	Porsche Automobil Holding SE Preference Shares	2,514,221	169,537
	HeidelbergCement AG	2,424,418	163,506
	Henkel AG & Co. KGaA	1,653,657	152,361
*,2	Delivery Hero SE	1,839,568	141,543
	LEG Immobilien AG	1,131,184	139,521
	Aroundtown SA	14,474,143	137,025
	Brenntag AG	2,531,085	130,984
	Sartorius AG Preference Shares	558,212	129,904
2	Scout24 AG	1,774,764	121,988
*	QIAGEN NV	3,574,109	119,378
2	Covestro AG	2,774,847	116,940
*,2	Zalando SE	2,433,101	116,497
	Volkswagen AG	598,596	109,606
	Puma SE	1,338,536	107,181
	Uniper SE	3,194,663	104,660
2	Siemens Healthineers AG	2,123,554	99,797
	Commerzbank AG	16,992,108	97,509
^	thyssenkrupp AG	7,600,141	93,452
	Knorr-Bremse AG	786,647	85,810
	Evonik Industries AG	3,119,021	85,473
	LANXESS AG	1,361,690	81,665

	GEA Group AG	2,711,839	81,200
	Rheinmetall AG	702,624	75,143
	Carl Zeiss Meditec AG	597,217	72,914
	KION Group AG	1,150,791	72,030
	Bechtle AG	447,736	64,603
*	MorphoSys AG	514,600	64,178
	United Internet AG	1,896,598	61,315
	OSRAM Licht AG	1,213,256	61,001
	Nemetschek SE	886,782	60,152
	CTS Eventim AG & Co. KGaA	964,189	59,957
	Deutsche Lufthansa AG	3,843,647	58,553
*,^	Evotec SE	2,174,774	58,284
	Fuchs Petrolub SE Preference Shares	1,290,337	57,186
	TAG Immobilien AG	2,079,238	54,800
	HelloFresh SE	2,277,167	54,206
	alstria office REIT-AG	2,651,874	52,611
^	TLG Immobilien AG	1,519,071	51,939
*	Dialog Semiconductor plc	1,171,111	51,443
^	HUGO BOSS AG	1,016,939	48,042
	Bayerische Motoren Werke AG Preference Shares	845,724	47,142
	Freenet AG	2,123,392	47,104
	Grand City Properties SA	1,829,328	46,886
	Fraport AG Frankfurt Airport Services Worldwide	579,333	43,089
^	GRENKE AG	426,879	42,532
	ProSiebenSat.1 Media SE	3,148,749	41,685
	Rational AG	54,710	41,029
^	Gerresheimer AG	514,132	40,670
	METRO AG	2,779,488	38,674
	HOCHTIEF AG	329,387	38,099
	Siltronic AG	340,894	36,516
^,2	Hapag-Lloyd AG	440,385	36,163
	Hella GmbH & Co. KGaA	726,616	34,150
	Telefonica Deutschland Holding AG	11,162,197	33,785
2	Deutsche Pfandbriefbank AG	2,067,966	33,308
	Fielmann AG	406,499	32,331
	Aareal Bank AG	984,781	32,250
	CANCOM SE	540,926	32,183
	Stroeer SE & Co. KGaA	405,126	32,156
	Aurubis AG	590,154	32,110
	Talanx AG	633,054	31,592
^	K&S AG	3,111,762	30,198
	RTL Group SA	637,473	28,965
^	Sixt SE	269,266	27,135
	Software AG	806,071	26,873
*,2	Rocket Internet SE	1,072,966	25,081
	CompuGroup Medical SE	371,874	24,463
	Stabilus SA	396,684	24,099
	Duerr AG	804,313	24,080
	Deutsche EuroShop AG	882,379	24,057
	Jenoptik AG	841,037	23,115
*	Hypoport AG	64,348	22,699
2	DWS Group GmbH & Co. KGaA	566,126	22,491
^	S&T AG	817,903	21,957
	Suedzucker AG	1,282,492	21,674
2	Befesa SA	546,353	21,135
	Traton SE	822,599	20,917
*,^	Varta AG	229,571	19,469

	Norma Group SE	512,362	18,679
^	Encavis AG	1,556,795	18,649
	1&1 Drillisch AG	751,122	18,415
^	Krones AG	243,749	18,406
*,^	AIXTRON SE	1,737,748	18,240
^	Wacker Chemie AG	247,884	17,790
	Pfeiffer Vacuum Technology AG	106,565	17,704
	Jungheinrich AG Preference Shares	789,409	17,333
	PATRIZIA AG	700,081	16,712
	Bilfinger SE	455,474	16,067
	FUCHS PETROLUB SE	383,708	15,573
*	CECONOMY AG	2,904,795	15,015
2	ADO Properties SA	477,680	14,769
	New Work SE	44,937	14,699
*,^	Nordex SE	1,120,000	14,493
^	RIB Software SE	677,758	14,235
	DIC Asset AG	739,960	13,864
	Sixt SE Preference Shares	199,322	13,826
	TUI AG (XETR)	1,278,422	13,019
	Schaeffler AG Preference Shares	1,244,278	12,413
	Indus Holding AG	298,343	12,151
^	Salzgitter AG	632,141	10,584
	Deutz AG	1,988,399	10,385
^	Isra Vision AG	258,000	9,660
	KWS Saat SE & Co. KGaA	154,521	9,542
	Washtec AG	165,730	9,345
	Hamburger Hafen und Logistik AG	368,257	9,063
*,^	Zooplus AG	97,677	8,776
	Hornbach Holding AG & Co. KGaA	128,912	8,144
	Dermapharm Holding SE	181,910	7,610
	Kloeckner & Co. SE	1,195,755	7,594
^	Corestate Capital Holding SA	172,788	7,580
	Deutsche Beteiligungs AG	176,344	7,425
^	Vossloh AG	152,828	6,736
^	Wacker Neuson SE	416,035	6,680
	Wuestenrot & Wuerttembergische AG	312,080	6,619
	RHOEN-KLINIKUM AG	369,657	6,468
	Takkt AG	482,368	6,333
*,^	Leoni AG	527,071	6,154
	BayWa AG	200,747	5,899
^	Koenig & Bauer AG	217,928	5,777
	Draegerwerk AG & Co. KGaA Preference Shares	98,484	5,742
*	SMA Solar Technology AG	146,550	5,393
*,^	Heidelberger Druckmaschinen AG	4,428,004	4,370
^	Bertrandt AG	70,337	4,072
*,^	SGL Carbon SE	778,201	3,466
*,^	ElringKlinger AG	488,803	3,321
	CropEnergies AG	279,274	3,118
	Draegerwerk AG & Co. KGaA	49,252	2,243
	Eckert & Ziegler Strahlen- und Medizintechnik AG	789	150
			22,600,912
Greece (0.1%)
	Hellenic Telecommunications Organization SA (XATH)	3,319,885	49,581
*	Alpha Bank AE	22,744,862	45,523
	OPAP SA	3,138,191	39,077
	Eurobank Ergasias SA	42,256,378	38,771
	JUMBO SA	1,676,788	34,103

*	National Bank of Greece SA	8,973,006	28,483
	Motor Oil Hellas Corinth Refineries SA	901,320	19,139
	Mytilineos SA	1,704,466	17,465
*	Piraeus Bank SA	4,795,226	17,029
	Titan Cement International SA	669,480	13,705
	Hellenic Telecommunications Organization SA	1,457,156	10,983
*	GEK Terna Holding Real Estate Construction SA	1,189,379	10,780
*	LAMDA Development SA	1,008,273	9,019
*	Public Power Corp. SA	1,841,187	8,523
	Hellenic Petroleum SA	835,866	7,301
*	Terna Energy SA	633,718	5,700
	Fourlis Holdings SA	842,643	5,306
	Sarantis SA	509,349	5,020
	Holding Co. ADMIE IPTO SA	1,963,714	5,017
	Hellenic Exchanges SA	924,574	4,784
*	Ellaktor SA	2,016,523	3,805
	Aegean Airlines SA	403,659	3,742
*,§	FF Group	455,279	2,424
	Piraeus Port Authority SA	3,701	89
*,§	Cyprus Popular Bank PCL	12,597,118	—
			385,369
Hong Kong (2.1%)
	AIA Group Ltd.	197,481,502	1,956,834
	Hong Kong Exchanges & Clearing Ltd.	20,539,565	674,877
	CK Hutchison Holdings Ltd.	43,742,581	386,497
	Link REIT	34,426,593	348,139
	Sun Hung Kai Properties Ltd.	23,205,840	323,266
	Hong Kong & China Gas Co. Ltd.	160,903,037	307,917
	CK Asset Holdings Ltd.	43,896,239	280,451
	CLP Holdings Ltd.	26,813,851	278,852
	Hang Seng Bank Ltd.	11,853,035	239,589
	Galaxy Entertainment Group Ltd.	34,932,091	228,616
	BOC Hong Kong Holdings Ltd.	58,740,691	194,172
	Jardine Matheson Holdings Ltd.	3,478,690	193,909
	Sands China Ltd.	39,200,291	189,036
	Techtronic Industries Co. Ltd.	20,356,419	162,426
	Power Assets Holdings Ltd.	22,424,734	161,893
	MTR Corp. Ltd.	23,376,039	131,108
2	WH Group Ltd.	137,293,114	129,207
	New World Development Co. Ltd.	93,571,081	116,883
	Wharf Real Estate Investment Co. Ltd.	19,847,012	102,495
	Hongkong Land Holdings Ltd.	19,014,824	100,930
	Henderson Land Development Co. Ltd.	21,293,333	95,600
	Jardine Strategic Holdings Ltd.	2,967,512	90,807
	Swire Pacific Ltd. Class A	10,303,010	90,468
*	BeiGene Ltd.	542,388	82,638
	Wheelock & Co. Ltd.	13,512,889	82,255
	Sino Land Co. Ltd.	52,448,300	71,478
	CK Infrastructure Holdings Ltd.	10,167,101	70,934
	Hang Lung Properties Ltd.	33,267,331	69,493
	ASM Pacific Technology Ltd.	5,004,694	67,437
2	Budweiser Brewing Co. APAC Ltd.	19,175,700	57,985
	Swire Properties Ltd.	17,329,647	53,798
	Wynn Macau Ltd.	23,708,186	49,210
^	Vitasoy International Holdings Ltd.	13,017,108	46,920
	Bank of East Asia Ltd.	20,455,324	44,122
	Xinyi Glass Holdings Ltd.	32,901,794	41,235

	PCCW Ltd.	69,258,395	40,791
2	Samsonite International SA	21,200,384	39,589
	Hysan Development Co. Ltd.	10,228,457	38,183
	Hang Lung Group Ltd.	14,333,177	35,419
	Minth Group Ltd.	11,325,736	34,642
	NagaCorp Ltd.	24,532,648	34,605
	SJM Holdings Ltd.	30,758,831	34,293
	Yue Yuen Industrial Holdings Ltd.	11,397,672	31,691
	NWS Holdings Ltd.	23,216,356	29,832
	Kerry Properties Ltd.	9,963,268	27,791
	Melco International Development Ltd.	12,814,633	27,675
	Dairy Farm International Holdings Ltd.	4,938,901	25,373
	VTech Holdings Ltd.	2,637,214	23,837
	SITC International Holdings Co. Ltd.	19,875,555	23,412
	HKBN Ltd.	12,694,272	21,998
	Champion REIT	33,009,607	19,808
	MGM China Holdings Ltd.	12,271,173	17,135
	Shangri-La Asia Ltd.	18,131,389	16,713
	Man Wah Holdings Ltd.	24,138,014	16,642
	Kerry Logistics Network Ltd.	9,394,313	14,987
	Luk Fook Holdings International Ltd.	5,460,476	14,790
^	Cathay Pacific Airways Ltd.	10,255,548	12,933
	Shun Tak Holdings Ltd.	30,129,962	12,917
	Johnson Electric Holdings Ltd.	5,541,799	12,237
	Haitong International Securities Group Ltd.	42,354,915	12,184
	Cafe de Coral Holdings Ltd.	5,371,002	12,051
	Pacific Basin Shipping Ltd.	67,098,839	12,035
^	Ausnutria Dairy Corp. Ltd.	9,661,251	11,723
	First Pacific Co. Ltd.	36,706,379	11,521
^	Health & Happiness H&H International Holdings Ltd.	2,510,785	10,525
	Sunlight REIT	15,909,974	10,106
*,2	Razer Inc.	64,213,810	10,104
	Stella International Holdings Ltd.	6,806,000	9,431
	K Wah International Holdings Ltd.	18,744,761	9,137
	Dah Sing Financial Holdings Ltd.	2,380,441	8,558
	Li & Fung Ltd.	96,770,879	8,474
	Guotai Junan International Holdings Ltd.	48,283,636	8,165
	Value Partners Group Ltd.	15,000,568	8,068
	CITIC Telecom International Holdings Ltd.	23,292,811	8,042
	Lifestyle International Holdings Ltd.	7,796,138	7,797
*,^	FIH Mobile Ltd.	49,689,566	7,697
^	Microport Scientific Corp.	6,960,022	7,567
2	CStone Pharmaceuticals	5,320,500	7,389
	Prosperity REIT	18,366,105	6,985
^	Suncity Group Holdings Ltd.	34,158,708	6,788
^	Oshidori International Holdings Ltd.	62,521,524	6,434
	Television Broadcasts Ltd.	4,139,223	6,337
	Far East Consortium International Ltd.	14,457,174	6,221
	Dah Sing Banking Group Ltd.	4,869,124	6,201
	SUNeVision Holdings Ltd.	9,209,430	6,094
*,^	Leyou Technologies Holdings Ltd.	17,489,351	5,610
^	China Tobacco International HK Co. Ltd.	2,882,000	5,460
*	Esprit Holdings Ltd.	28,673,182	5,119
	Pacific Textiles Holdings Ltd.	7,684,428	4,969
	Chinese Estates Holdings Ltd.	6,981,392	4,926
^	United Laboratories International Holdings Ltd.	7,522,572	4,924
	Giordano International Ltd.	18,498,309	4,728

	VSTECS Holdings Ltd.	9,726,295	4,682
^,§	Town Health International Medical Group Ltd.	51,896,341	4,594
	Chow Sang Sang Holdings International Ltd.	3,928,179	4,587
^	CMBC Capital Holdings Ltd.	280,196,810	4,437
	SmarTone Telecommunications Holdings Ltd.	5,722,643	4,193
	Lai Sun Development Co. Ltd.	3,319,703	3,927
	Hutchison Telecommunications Hong Kong Holdings Ltd.	21,630,218	3,919
*,^	Hong Kong Television Network Ltd.	7,292,849	3,903
	Swire Pacific Ltd. Class B	2,513,347	3,554
	Sun Hung Kai & Co. Ltd.	7,580,244	3,387
2	Crystal International Group Ltd.	9,176,771	3,198
*,§	Convoy Global Holdings Ltd.	147,589,460	3,174
2	Regina Miracle International Holdings Ltd.	5,080,009	3,028
*,^	We Solutions Ltd.	56,773,707	3,013
^	SA Sa International Holdings Ltd.	16,697,114	2,944
*	Macau Legend Development Ltd.	20,423,139	2,591
*	Digital Domain Holdings Ltd.	293,458,250	2,511
*	Landing International Development Ltd.	21,932,901	2,334
	Liu Chong Hing Investment Ltd.	1,697,991	2,183
*	G-Resources Group Ltd.	301,615,472	2,014
	HKR International Ltd.	4,593,754	1,937
	Singamas Container Holdings Ltd.	20,606,477	1,902
*,^	NewOcean Energy Holdings Ltd.	12,583,172	1,780
	Texwinca Holdings Ltd.	8,077,457	1,708
	Emperor Capital Group Ltd.	51,470,624	1,143
*	China Financial International Investments Ltd.	75,328,292	1,060
^	Agritrade Resources Ltd.	35,222,125	927
	Emperor Watch & Jewellery Ltd.	46,844,218	859
*	Future World Financial Holdings Ltd.	172,277,090	760
^	Shenwan Hongyuan HK Ltd.	5,211,709	715
*,§	Brightoil Petroleum Holdings Ltd.	25,187,768	649
	Global Brands Group Holding Ltd.	9,958,037	633
	Smartac Group China Holdings Ltd.	27,785,202	487
	Chong Hing Bank Ltd.	255,334	405
*,§	China Baoli Technologies Holdings Ltd.	26,288,361	335
*	China Strategic Holdings Ltd.	75,099,671	297
*	Mei Ah Entertainment Group Ltd.	4,515,496	86
	Guotai Junan International Holdings Ltd. Rights Exp. 02/24/20	16,094,545	—
			8,473,996
Hungary (0.1%)
	OTP Bank Nyrt	3,734,425	172,986
	MOL Hungarian Oil & Gas plc	7,120,341	60,378
	Richter Gedeon Nyrt	2,296,464	49,366
	Magyar Telekom Telecommunications plc	5,481,984	8,173
*,^	Opus Global Nyrt	3,612,328	3,349
			294,252
India (2.5%)
	Reliance Industries Ltd.	50,757,742	1,001,168
	Housing Development Finance Corp. Ltd.	28,136,414	950,900
	Infosys Ltd.	60,473,938	660,403
	Tata Consultancy Services Ltd.	14,707,346	428,967
	Hindustan Unilever Ltd.	11,576,446	329,318
	Axis Bank Ltd.	32,169,322	328,363
*	Bharti Airtel Ltd.	28,461,430	197,943
	Maruti Suzuki India Ltd.	1,970,858	190,327
	Bajaj Finance Ltd.	2,935,092	178,906

	ITC Ltd.	48,079,006	158,271
	HCL Technologies Ltd.	17,639,390	146,221
	Asian Paints Ltd.	4,695,972	118,003
*	State Bank of India	24,671,693	109,696
	UltraTech Cement Ltd.	1,759,714	108,729
	Sun Pharmaceutical Industries Ltd.	17,881,547	108,727
	Larsen & Toubro Ltd.	5,495,858	105,273
	Bharat Petroleum Corp. Ltd.	16,297,937	104,542
	Tech Mahindra Ltd.	7,601,899	84,803
2	SBI Life Insurance Co. Ltd.	6,080,095	84,428
	Titan Co. Ltd.	5,079,726	84,142
	Bajaj Finserv Ltd.	623,907	82,253
	Nestle India Ltd.	379,314	81,536
	ICICI Bank Ltd.	10,497,510	77,350
2	HDFC Life Insurance Co. Ltd.	9,043,956	75,827
	Mahindra & Mahindra Ltd.	9,550,359	75,753
	Oil & Natural Gas Corp. Ltd.	49,384,759	75,144
	JSW Steel Ltd.	19,406,628	67,650
	UPL Ltd.	8,732,321	64,250
	Bajaj Auto Ltd.	1,423,197	63,249
	Eicher Motors Ltd.	218,379	61,884
	NTPC Ltd.	38,631,934	61,107
	Dabur India Ltd.	8,772,432	60,849
	Coal India Ltd.	23,762,969	60,309
	Adani Ports & Special Economic Zone Ltd.	11,200,030	57,838
	Grasim Industries Ltd.	5,294,403	57,709
*,2	Avenue Supermarts Ltd.	1,911,021	57,076
	Godrej Consumer Products Ltd.	6,048,778	56,966
	Hero MotoCorp Ltd.	1,608,369	56,180
	Zee Entertainment Enterprises Ltd.	14,688,032	55,330
	Indian Oil Corp. Ltd.	34,779,947	55,244
2	ICICI Lombard General Insurance Co. Ltd.	2,973,127	54,937
	Wipro Ltd.	15,800,030	52,553
	Vedanta Ltd. (XNSE)	25,747,329	49,312
	Dr Reddy's Laboratories Ltd.	1,126,607	49,302
	Bharti Infratel Ltd.	14,025,741	48,851
	Shree Cement Ltd.	137,521	44,299
	Britannia Industries Ltd.	952,417	42,614
	Pidilite Industries Ltd.	2,001,053	42,361
*	United Spirits Ltd.	4,870,450	42,188
	Info Edge India Ltd.	998,219	39,794
2	Bandhan Bank Ltd.	6,296,213	39,624
	Shriram Transport Finance Co. Ltd.	2,753,530	39,281
*	Tata Motors Ltd.	15,831,730	38,829
	Hindalco Industries Ltd.	14,676,820	38,721
	Lupin Ltd.	3,653,092	36,667
	Ambuja Cements Ltd.	12,820,215	36,656
2	ICICI Prudential Life Insurance Co. Ltd.	5,000,096	35,728
	Divi's Laboratories Ltd.	1,305,581	35,641
	DLF Ltd.	9,715,004	35,343
2	AU Small Finance Bank Ltd.	2,340,297	34,832
	Apollo Hospitals Enterprise Ltd.	1,488,397	34,530
	Havells India Ltd.	3,949,063	33,325
	Cipla Ltd.	5,299,405	33,100
	Marico Ltd.	7,468,841	32,990
	Petronet LNG Ltd.	8,793,936	32,798
	Piramal Enterprises Ltd. (Ordinary Shares)	1,515,388	32,739

Hindustan Petroleum Corp. Ltd.	10,024,088	32,685
Jubilant Foodworks Ltd.	1,179,929	31,186
Federal Bank Ltd.	24,161,096	30,841
2 InterGlobe Aviation Ltd.	1,568,928	30,270
Berger Paints India Ltd.	3,838,686	30,100
GAIL India Ltd.	17,838,005	30,076
* Siemens Ltd.	1,420,298	29,810
Aurobindo Pharma Ltd.	4,337,623	29,224
Motherson Sumi Systems Ltd.	15,414,540	28,641
Page Industries Ltd.	80,119	27,409
Crompton Greaves Consumer Electricals Ltd.	6,853,046	27,321
Container Corp. Of India Ltd.	3,425,344	27,251
Mindtree Ltd.	2,177,185	27,057
Tata Steel Ltd.	4,412,663	26,891
2 HDFC Asset Management Co. Ltd.	570,924	25,307
Mahindra & Mahindra Financial Services Ltd.	4,837,980	24,939
Wipro Ltd. ADR	6,805,390	24,704
LIC Housing Finance Ltd.	4,046,372	24,702
Indiabulls Housing Finance Ltd.	5,369,731	23,004
2 RBL Bank Ltd.	5,108,918	22,677
Rajesh Exports Ltd.	2,243,205	22,626
Bosch Ltd.	115,174	22,376
Ashok Leyland Ltd.	19,313,726	22,156
* IDFC Bank	38,861,741	22,109
REC Ltd.	10,965,915	22,031
Power Grid Corp. of India Ltd.	8,336,376	21,805
Bharat Forge Ltd.	3,108,173	21,334
Bajaj Holdings & Investment Ltd.	422,004	20,401
Alkem Laboratories Ltd.	605,595	20,331
* State Bank of India GDR	456,735	20,248
GlaxoSmithKline Consumer Healthcare Ltd.	163,272	20,179
Colgate-Palmolive India Ltd.	1,084,636	20,164
NMDC Ltd.	12,244,901	20,003
Tata Global Beverages Ltd.	3,722,108	19,968
* Adani Transmission Ltd.	4,297,674	19,904
PI Industries Ltd.	902,580	19,711
United Breweries Ltd.	1,113,518	19,696
Biocon Ltd.	4,753,301	19,555
* Fortis Healthcare Ltd.	8,707,209	18,707
Torrent Pharmaceuticals Ltd.	673,834	18,196
* Power Finance Corp. Ltd.	10,642,308	17,347
Whirlpool of India Ltd.	501,390	17,339
MRF Ltd.	17,527	17,084
Yes Bank Ltd.	30,770,875	16,857
Muthoot Finance Ltd.	1,577,410	16,817
Voltas Ltd.	1,691,152	16,418
* Jindal Steel & Power Ltd.	6,672,534	16,269
* Bank of Baroda	12,507,493	16,177
ACC Ltd.	764,094	16,083
* Max Financial Services Ltd.	2,239,384	15,871
* Future Retail Ltd.	3,436,214	15,834
Indraprastha Gas Ltd.	2,194,586	15,584
Mphasis Ltd.	1,181,248	15,364
City Union Bank Ltd.	4,730,029	15,291
Cadila Healthcare Ltd.	4,099,532	15,230
Castrol India Ltd.	8,055,840	15,215
Indian Hotels Co. Ltd.	7,627,304	15,194

* Godrej Properties Ltd.	996,077	15,041
Cholamandalam Investment and Finance Co. Ltd.	3,244,120	14,884
ABB India Ltd.	810,173	14,856
Adani Enterprises Ltd.	4,464,344	14,330
Embassy Office Parks REIT	2,459,400	14,292
Kansai Nerolac Paints Ltd.	1,991,020	13,942
* Oracle Financial Services Software Ltd.	337,083	13,870
NHPC Ltd.	40,285,825	13,836
Bata India Ltd.	548,154	13,824
AIA Engineering Ltd.	555,003	13,789
2 Dr Lal PathLabs Ltd.	545,182	13,503
NIIT Technologies Ltd.	490,619	13,329
* Adani Power Ltd.	15,559,220	13,281
* Punjab National Bank	15,564,865	13,141
Manappuram Finance Ltd.	4,979,911	13,081
Tata Power Co. Ltd.	16,036,320	13,013
L&T Finance Holdings Ltd.	7,929,765	12,977
2 Larsen & Toubro Infotech Ltd.	475,148	12,922
Aditya Birla Capital Ltd.	9,139,432	12,675
TVS Motor Co. Ltd.	1,922,480	12,537
Ipca Laboratories Ltd.	711,558	12,496
Bharat Electronics Ltd.	9,818,623	12,460
SRF Ltd.	230,966	12,253
Natco Pharma Ltd.	1,373,903	12,181
2 Nippon Life India Asset Management Ltd.	2,392,103	12,135
Balkrishna Industries Ltd.	782,978	11,694
Varun Beverages Ltd.	1,088,433	11,683
PVR Ltd.	424,186	11,593
Oberoi Realty Ltd.	1,459,693	11,149
Gujarat Gas Ltd.	2,749,490	11,084
Escorts Ltd.	973,544	10,941
Mahanagar Gas Ltd.	663,324	10,881
Ramco Cements Ltd.	992,163	10,844
CESC Ltd.	1,076,743	10,691
Steel Authority of India Ltd.	16,461,210	10,652
Supreme Industries Ltd.	544,332	10,617
* Hindustan Zinc Ltd.	3,821,137	10,360
Phoenix Mills Ltd.	838,643	10,316
Gillette India Ltd.	116,135	10,166
Astral Poly Technik Ltd.	592,090	10,162
Apollo Tyres Ltd.	4,329,751	10,086
* Vodafone Idea Ltd.	134,704,999	10,027
Glenmark Pharmaceuticals Ltd.	2,307,787	10,016
Prestige Estates Projects Ltd.	1,836,028	9,865
Exide Industries Ltd.	3,536,209	9,755
Jubilant Life Sciences Ltd.	1,194,487	9,708
Pfizer Ltd.	166,321	9,649
Aarti Industries Ltd.	699,596	9,646
* Aditya Birla Fashion and Retail Ltd.	2,907,765	9,502
Cummins India Ltd.	1,146,178	9,227
Sun TV Network Ltd.	1,379,617	9,159
Coromandel International Ltd.	1,001,009	8,866
Dr Reddy's Laboratories Ltd. ADR	202,410	8,841
Dalmia Bharat Ltd.	711,687	8,725
Kajaria Ceramics Ltd.	1,074,560	8,714
3M India Ltd.	26,601	8,561
Torrent Power Ltd.	1,961,438	8,508

	Bharat Heavy Electricals Ltd.	14,198,553	8,480
	Sundaram Finance Ltd.	360,722	8,283
2	L&T Technology Services Ltd.	350,643	8,239
	Aavas Financiers Ltd.	294,785	8,228
	Relaxo Footwears Ltd.	785,925	8,108
	Oil India Ltd.	4,461,270	8,077
*	GMR Infrastructure Ltd.	24,731,471	7,904
	Sanofi India Ltd.	84,184	7,813
*,2	Quess Corp. Ltd.	886,369	7,755
	IIFL Finance Ltd.	3,272,838	7,685
	Edelweiss Financial Services Ltd.	5,778,605	7,678
	Emami Ltd.	1,838,327	7,580
	Gujarat State Petronet Ltd.	2,101,413	7,460
*	Canara Bank	2,607,460	7,370
	Hexaware Technologies Ltd.	1,426,491	7,272
	DCB Bank Ltd.	2,774,729	6,925
	Bayer CropScience Ltd.	117,815	6,808
	Godrej Industries Ltd.	1,167,039	6,744
	Tata Communications Ltd.	1,109,497	6,452
*	Tata Motors Ltd. Class A	6,100,461	6,320
	Thermax Ltd.	422,550	6,319
	Ajanta Pharma Ltd.	403,508	6,250
	Amara Raja Batteries Ltd.	572,118	6,148
2	Syngene International Ltd.	1,387,916	6,107
	Motilal Oswal Financial Services Ltd.	543,835	6,028
	WABCO India Ltd.	61,084	5,828
	Indiabulls Ventures Ltd.	2,344,888	5,813
	KRBL Ltd.	1,574,363	5,805
2	Endurance Technologies Ltd.	378,079	5,771
	Polycab India Ltd.	413,479	5,721
	Vakrangee Ltd.	8,140,708	5,697
*	Just Dial Ltd.	706,209	5,541
	Persistent Systems Ltd.	561,622	5,494
	Alembic Pharmaceuticals Ltd.	618,277	5,466
*	TeamLease Services Ltd.	148,709	5,383
	Vinati Organics Ltd.	172,108	5,354
	Cholamandalam Financial Holdings Ltd.	691,938	5,311
	NCC Ltd.	6,884,720	5,266
	National Aluminium Co. Ltd.	8,816,821	5,243
	V-Guard Industries Ltd.	1,636,620	5,158
	Balrampur Chini Mills Ltd.	2,207,533	5,115
	Strides Pharma Science Ltd.	787,089	5,114
	Radico Khaitan Ltd.	921,274	5,110
	Redington India Ltd.	3,090,610	4,976
	Minda Industries Ltd.	904,107	4,967
	Avanti Feeds Ltd.	531,278	4,917
	Welspun Corp. Ltd.	1,965,134	4,707
	Century Textiles & Industries Ltd.	518,960	4,672
	Sundram Fasteners Ltd.	640,175	4,599
	Ceat Ltd.	324,942	4,555
*	Union Bank of India	6,468,020	4,505
	Graphite India Ltd.	1,075,805	4,477
	JSW Energy Ltd.	5,039,654	4,438
*	Bank of India	4,652,428	4,407
	JM Financial Ltd.	2,965,156	4,371
	Adani Gas Ltd.	1,853,916	4,308
	Piramal Enterprises Ltd.	198,369	4,296

	Bombay Burmah Trading Co.	268,162	4,251
2	Godrej Agrovet Ltd.	519,951	4,069
2	PNB Housing Finance Ltd.	647,823	3,950
	Symphony Ltd.	231,719	3,942
	Sobha Ltd.	623,260	3,915
	EIH Ltd.	1,983,221	3,896
	Multi Commodity Exchange of India Ltd.	220,029	3,833
*	Sun Pharma Advanced Research Co. Ltd.	1,400,486	3,814
	Gujarat Pipavav Port Ltd.	3,087,228	3,776
	Chambal Fertilizers and Chemicals Ltd.	1,491,938	3,772
2	Laurus Labs Ltd.	615,834	3,713
	Tata Chemicals Ltd.	352,878	3,710
	NBCC India Ltd.	7,670,971	3,615
	HEG Ltd.	235,015	3,511
	Welspun India Ltd.	5,486,885	3,307
	V-Mart Retail Ltd.	118,416	3,301
	Vedanta Ltd. (XNYS)	415,087	3,279
	Karur Vysya Bank Ltd.	4,855,868	3,260
*	Wockhardt Ltd.	660,430	3,249
*,2	Eris Lifesciences Ltd.	440,105	3,241
	TTK Prestige Ltd.	39,868	3,238
	Engineers India Ltd.	2,495,453	3,197
	Care Ratings Ltd.	348,853	3,189
*	IRB Infrastructure Developers Ltd.	2,136,939	3,171
2	Dilip Buildcon Ltd.	552,291	3,168
*	Equitas Holdings Ltd.	2,074,776	3,163
*	Mahindra CIE Automotive Ltd.	1,292,304	3,145
*	Syndicate Bank	8,788,090	3,019
	Great Eastern Shipping Co. Ltd.	694,540	2,961
	Jindal Saw Ltd.	2,241,047	2,817
	Kaveri Seed Co. Ltd.	410,304	2,721
	Finolex Cables Ltd.	488,716	2,720
	Gujarat Fluorochemicals Ltd.	314,441	2,708
	Birlasoft Ltd.	2,394,156	2,663
	Sterlite Technologies Ltd.	1,528,290	2,659
*	Indiabulls Real Estate Ltd.	1,722,420	2,556
	India Cements Ltd.	2,215,460	2,541
	IDFC Ltd.	5,228,049	2,537
	Karnataka Bank Ltd.	2,457,527	2,533
§	Hemisphere Properties India Ltd.	1,109,497	2,516
	DCM Shriram Ltd.	462,982	2,404
	Raymond Ltd.	259,874	2,335
*	Bajaj Consumer Care Ltd.	719,578	2,256
*	TV18 Broadcast Ltd.	6,201,623	2,235
	PTC India Ltd.	2,731,661	2,230
	Sadbhav Engineering Ltd.	1,195,265	2,177
	eClerx Services Ltd.	243,709	2,152
	South Indian Bank Ltd.	14,605,728	2,136
*	Indian Bank	1,400,119	2,024
	Repco Home Finance Ltd.	432,228	2,013
	Rain Industries Ltd.	1,310,542	1,993
*	Oriental Bank of Commerce	2,828,033	1,989
*	Hindustan Construction Co. Ltd.	12,967,528	1,971
	Mangalore Refinery & Petrochemicals Ltd.	2,928,142	1,888
	GE T&D India Ltd.	805,935	1,881
*	Corp Bank	5,655,429	1,857
	Future Consumer Ltd.	5,210,571	1,741

§	ABB Power Products & Systems India Ltd.	162,034	1,669
	Gateway Distriparks Ltd.	822,382	1,607
	GE Power India Ltd.	161,283	1,559
	Arvind Ltd.	2,424,142	1,448
*	Tata Motors Ltd. ADR	115,867	1,405
*	Suzlon Energy Ltd.	41,397,557	1,379
*	Dish TV India Ltd.	7,396,282	1,337
*	Jammu & Kashmir Bank Ltd.	3,415,883	1,307
*	Central Bank of India	4,757,757	1,197
*	VA Tech Wabag Ltd.	379,313	1,138
*	Allahabad Bank	4,495,931	1,103
	Thomas Cook India Ltd.	1,260,919	988
*	IFCI Ltd.	10,795,959	962
*	CG Power and Industrial Solutions Ltd.	6,783,725	913
	APL Apollo Tubes Ltd.	32,056	880
	Gujarat Mineral Development Corp. Ltd.	1,000,049	856
*	Indian Overseas Bank	5,395,206	768
*	Andhra Bank	3,410,876	766
*	PC Jeweller Ltd.	1,990,969	622
	GFL Ltd.	301,326	593
*	Dewan Housing Finance Corp. Ltd.	3,002,531	544
*	Reliance Infrastructure Ltd.	1,591,068	482
	Jain Irrigation Systems Ltd.	4,607,782	461
	Srei Infrastructure Finance Ltd.	3,180,515	440
*	RattanIndia Power Ltd.	15,518,469	412
*	Bajaj Hindusthan Sugar Ltd.	3,801,459	337
*	Shree Renuka Sugars Ltd.	2,434,490	262
*	Reliance Capital Ltd.	1,688,436	215
*	UCO Bank	914,894	199
*	Housing Development & Infrastructure Ltd.	4,833,917	173
	Aarti Surfactants Ltd.	31,910	95
*	Jaiprakash Associates Ltd.	1,399,954	37
	Navin Fluorine International Ltd.	1,805	29
	Honeywell Automation India Ltd.	60	24
*,§	Chennai Super Kings Cricket Ltd.	951,110	—
			10,252,087
Indonesia (0.5%)
	Bank Central Asia Tbk PT	157,332,877	371,781
	Bank Rakyat Indonesia Persero Tbk PT	863,387,200	280,692
	Telekomunikasi Indonesia Persero Tbk PT	757,661,039	210,158
	Bank Mandiri Persero Tbk PT	302,676,343	165,502
	Astra International Tbk PT	330,034,527	152,356
	Bank Negara Indonesia Persero Tbk PT	121,513,305	63,665
	Charoen Pokphand Indonesia Tbk PT	117,907,513	57,149
	Unilever Indonesia Tbk PT	93,964,390	54,579
	Indofood Sukses Makmur Tbk PT	72,634,384	41,619
	Semen Indonesia Persero Tbk PT	47,727,753	41,579
	United Tractors Tbk PT	24,710,247	34,530
	Kalbe Farma Tbk PT	305,856,496	31,905
	Indofood CBP Sukses Makmur Tbk PT	37,621,784	31,219
	Gudang Garam Tbk PT	7,580,102	30,885
*	Barito Pacific Tbk PT	307,765,653	29,338
	Indocement Tunggal Prakarsa Tbk PT	21,479,647	25,741
	Hanjaya Mandala Sampoerna Tbk PT	142,861,037	21,508
	Perusahaan Gas Negara Tbk PT	170,291,062	21,106
	Indah Kiat Pulp & Paper Corp. Tbk PT	42,516,703	20,845
	Adaro Energy Tbk PT	209,854,786	18,651

*	Lippo Karawaci Tbk PT	967,165,176	16,256
	Ciputra Development Tbk PT	223,854,788	14,544
	Ace Hardware Indonesia Tbk PT	113,318,672	14,256
	Pakuwon Jati Tbk PT	374,365,933	14,209
	Tower Bersama Infrastructure Tbk PT	164,986,615	13,972
	Pabrik Kertas Tjiwi Kimia Tbk PT	19,925,998	13,219
*	XL Axiata Tbk PT	58,388,061	12,332
	Japfa Comfeed Indonesia Tbk PT	110,859,700	12,109
	Jasa Marga Persero Tbk PT	35,220,402	11,808
	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	36,441,800	11,737
	Summarecon Agung Tbk PT	176,363,056	10,897
	Bukit Asam Tbk PT	67,564,254	10,855
	Surya Citra Media Tbk PT	95,832,441	10,033
*	Bumi Serpong Damai Tbk PT	120,186,446	9,745
	Media Nusantara Citra Tbk PT	81,544,298	9,441
	Bank Tabungan Negara Persero Tbk PT	59,459,999	8,093
	Mitra Adiperkasa Tbk PT	112,182,696	7,881
	Matahari Department Store Tbk PT	36,670,534	7,877
*	Vale Indonesia Tbk PT	33,636,610	7,730
*	Kresna Graha Investama Tbk PT	217,276,530	7,619
	Aneka Tambang Tbk	138,401,241	7,272
	Wijaya Karya Persero Tbk PT	52,713,574	7,252
*	Medco Energi Internasional Tbk PT	132,126,176	6,759
	AKR Corporindo Tbk PT	26,052,755	6,288
	Waskita Karya Persero Tbk PT	68,495,588	6,143
	Astra Agro Lestari Tbk PT	5,749,269	4,988
	Indo Tambangraya Megah Tbk PT	6,429,717	4,708
*	Panin Financial Tbk PT	234,941,224	4,469
	Bank Pan Indonesia Tbk PT	52,380,700	4,434
	PP Persero Tbk PT	40,048,881	4,016
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	43,311,456	3,719
	Smartfren Telecom Tbk PT	490,231,400	3,688
	Ramayana Lestari Sentosa Tbk PT	42,327,005	3,308
*	Global Mediacom Tbk PT	118,040,414	2,936
*	Sentul City Tbk PT	685,930,945	2,906
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	39,266,728	2,826
	Surya Semesta Internusa Tbk PT	58,871,944	2,819
*	Siloam International Hospitals Tbk PT	4,930,881	2,379
	Bank Danamon Indonesia Tbk PT	9,051,911	2,299
	Adhi Karya Persero Tbk PT	28,749,669	2,160
*	Alam Sutera Realty Tbk PT	148,135,969	2,143
	Timah Tbk PT	41,015,153	2,121
*,§	Trada Alam Minera Tbk PT	537,807,334	1,963
*	Eagle High Plantations Tbk PT	153,695,023	1,290
*	Agung Podomoro Land Tbk PT	119,276,722	1,252
	Totalindo Eka Persada Tbk PT	89,677,700	1,180
	Bekasi Fajar Industrial Estate Tbk PT	79,182,946	966
*	Krakatau Steel Persero Tbk PT	45,034,917	894
*	Salim Ivomas Pratama Tbk PT	32,574,679	878
*	Sampoerna Agro Tbk PT	1,039,998	184
*,§	Berlian Laju Tanker Tbk PT	18,926,000	69
			2,027,730
Ireland (0.3%)
	Kerry Group plc	2,382,150	304,480
	CRH plc (XDUB)	6,844,276	256,982
	CRH plc (XLON)	6,128,130	230,762
	Kingspan Group plc	2,451,979	151,228

	Flutter Entertainment plc	1,248,954	141,626
	Smurfit Kappa Group plc	3,875,896	134,149
	Bank of Ireland Group plc	15,026,778	73,184
	Glanbia plc	3,241,250	37,760
	AIB Group plc	12,805,531	37,544
	Hibernia REIT plc	11,285,554	17,148
	Dalata Hotel Group plc	3,071,005	15,505
	Irish Continental Group plc	2,704,150	14,040
	Cairn Homes plc (XDUB)	1,651,096	2,243
*	Permanent TSB Group Holdings plc	1,652,446	1,813
*,§	Irish Bank Resolution Corp. Ltd.	698,992	—
			1,418,464
Israel (0.4%)
*	Nice Ltd.	1,017,064	175,305
	Bank Leumi Le-Israel BM	24,006,606	172,606
*	Teva Pharmaceutical Industries Ltd.	15,939,052	164,313
	Bank Hapoalim BM	17,834,053	153,117
	Israel Discount Bank Ltd.	19,149,798	86,856
	Elbit Systems Ltd.	400,459	61,151
	Mizrahi Tefahot Bank Ltd.	2,148,477	58,485
	Israel Chemicals Ltd.	11,266,574	47,324
	Azrieli Group Ltd.	602,740	44,420
*	Tower Semiconductor Ltd.	1,744,112	39,169
	Industrial Buildings Corp. Ltd.	11,038,669	31,266
	Alony Hetz Properties & Investments Ltd.	1,747,039	28,871
*	Bezeq The Israeli Telecommunication Corp. Ltd.	33,478,380	25,715
	First International Bank Of Israel Ltd.	870,603	24,344
*	Airport City Ltd.	1,207,806	21,237
	Paz Oil Co. Ltd.	170,611	20,693
	Strauss Group Ltd.	682,257	20,028
	Melisron Ltd.	273,437	17,954
	Reit 1 Ltd.	2,932,370	17,940
	Gazit-Globe Ltd.	1,459,645	16,893
*	Nova Measuring Instruments Ltd.	433,532	16,630
	Amot Investments Ltd.	2,187,984	15,915
	Shikun & Binui Ltd.	3,233,589	15,843
	Electra Ltd.	26,594	13,986
	Harel Insurance Investments & Financial Services Ltd.	1,907,018	13,032
	Shapir Engineering and Industry Ltd.	1,723,832	12,264
	Shufersal Ltd.	1,849,079	11,540
	Oil Refineries Ltd.	25,230,761	11,108
	Fattal Holdings 1998 Ltd.	73,916	11,037
	Delek Group Ltd.	84,862	10,881
	Phoenix Holdings Ltd.	1,924,289	10,544
*	Israel Corp. Ltd.	60,825	10,517
	Matrix IT Ltd.	499,671	10,422
	Sapiens International Corp. NV	381,731	9,945
	Sella Capital Real Estate Ltd.	2,835,895	8,922
	Hilan Ltd.	210,225	8,548
*	Clal Insurance Enterprises Holdings Ltd.	664,696	8,412
	Formula Systems 1985 Ltd.	115,733	8,370
*	AFI Properties Ltd.	188,594	7,645
	FIBI Holdings Ltd.	228,033	7,483
	Isracard Ltd.	1,965,600	7,241
	Bayside Land Corp.	9,008	7,208
	AudioCodes Ltd.	323,354	7,179
	Big Shopping Centers Ltd.	59,338	6,679

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	105,243	6,081
* Partner Communications Co. Ltd.	1,370,536	6,077
Kenon Holdings Ltd.	229,100	4,727
Menora Mivtachim Holdings Ltd.	329,945	4,382
Gilat Satellite Networks Ltd.	453,218	4,235
* Brack Capital Properties NV	42,553	4,106
* Allot Ltd.	423,413	4,102
Migdal Insurance & Financial Holdings Ltd.	4,958,055	4,009
IDI Insurance Co. Ltd.	118,520	3,975
Norstar Holdings Inc.	154,707	3,549
Delta Galil Industries Ltd.	126,104	3,302
Delek Automotive Systems Ltd.	534,377	3,172
* Cellcom Israel Ltd. (Registered)	814,595	2,935
* Kamada Ltd.	434,772	2,835
* Naphtha Israel Petroleum Corp. Ltd.	464,665	2,425
Property & Building Corp. Ltd.	13,355	1,465
Enlight Renewable Energy Ltd.	526,896	805
* Teva Pharmaceutical Industries Ltd. ADR	77,137	802
Energix-Renewable Energies Ltd.	173,878	612
* Cellcom Israel Ltd.	96,578	343
		1,542,977
Italy (1.7%)
Enel SPA	126,797,727	1,105,213
Intesa Sanpaolo SPA (Registered)	243,375,913	604,430
Eni SPA	40,744,599	570,735
UniCredit SPA	36,462,407	487,041
Assicurazioni Generali SPA	20,926,417	407,766
Ferrari NV	2,003,786	338,143
Fiat Chrysler Automobiles NV	17,978,318	234,208
Snam SPA	37,137,652	199,046
Atlantia SPA	8,022,757	196,864
Terna Rete Elettrica Nazionale SPA	22,990,199	160,387
CNH Industrial NV	16,111,648	153,464
Mediobanca Banca di Credito Finanziario SPA	13,115,126	130,832
Moncler SPA	2,976,364	128,110
EXOR NV	1,699,071	125,202
FinecoBank Banca Fineco SPA	9,932,643	116,218
Prysmian SPA	4,068,639	90,251
* Telecom Italia SPA (Registered)	166,067,532	89,163
Davide Campari-Milano SPA	9,043,706	87,417
2 Poste Italiane SPA	7,445,377	85,287
Leonardo SPA	6,335,630	77,840
Tenaris SA	7,149,324	73,885
2 Nexi SPA	4,877,532	69,162
Recordati SPA	1,574,948	67,393
Hera SPA	13,329,440	60,628
Telecom Italia SPA (Bearer)	106,498,326	55,994
Amplifon SPA	1,944,484	55,291
Italgas SPA	7,996,972	53,158
* Banco BPM SPA	24,554,712	50,205
A2A SPA	25,109,403	50,160
Azimut Holding SPA	1,954,333	47,949
Unione di Banche Italiane SPA	15,641,555	46,813
DiaSorin SPA	365,671	44,958
Banca Mediolanum SPA	4,721,433	42,583
2 Infrastrutture Wireless Italiane SPA	3,933,428	40,883
Unipol Gruppo SPA	7,907,824	40,264

*	Saipem SPA	9,106,216	37,751
	Interpump Group SPA	1,312,434	37,007
	Iren SPA	10,819,943	36,090
2	Pirelli & C SPA	7,035,190	34,072
	PRADA SPA	8,352,386	32,025
	ASTM SPA	1,048,513	30,627
	Banca Generali SPA	932,580	29,645
	BPER Banca	6,427,777	29,523
	Cerved Group SPA	2,988,769	29,297
	Buzzi Unicem SPA	1,187,558	27,734
	Freni Brembo SPA	2,400,017	27,451
	Reply SPA	331,213	25,993
2	Enav SPA	4,007,492	25,877
	UnipolSai Assicurazioni SPA	9,619,788	25,758
2	Technogym SPA	1,821,989	22,632
	IMA Industria Macchine Automatiche SPA	338,834	22,110
2	Anima Holding SPA	4,571,734	21,670
	ERG SPA	899,742	21,264
	Societa Cattolica di Assicurazioni SC	2,620,977	20,726
	Autogrill SPA	2,122,596	20,634
	Salvatore Ferragamo SPA	1,107,684	20,437
	Brunello Cucinelli SPA	548,534	19,890
	De' Longhi SPA	1,038,976	19,578
	ACEA SPA	706,913	16,486
	Banca Popolare di Sondrio SCPA	7,108,572	15,309
*,^	Mediaset SPA	5,053,098	13,345
	MARR SPA	594,247	12,715
	Saras SPA	9,280,042	12,453
	Falck Renewables SPA	1,905,682	12,399
	Tamburi Investment Partners SPA	1,633,827	12,317
2	Banca Farmafactoring SPA	1,860,573	11,441
*,^	Juventus Football Club SPA	8,131,761	10,246
2	doValue SPA	724,870	9,484
2	RAI Way SPA	1,452,555	9,472
^	Tod's SPA	211,633	8,555
2	Carel Industries SPA	644,027	8,353
*,^	Banca Monte dei Paschi di Siena SPA	4,426,264	8,283
	Piaggio & C SPA	2,764,231	7,554
	Buzzi Unicem SPA Saving Shares	518,377	7,279
^	Fincantieri SPA	7,680,349	6,973
	Banca IFIS SPA	437,158	6,932
	Zignago Vetro SPA	457,570	6,841
^	Maire Tecnimont SPA	2,475,296	6,384
	Danieli & C Officine Meccaniche SPA	384,567	6,302
	Credito Emiliano SPA	1,140,895	6,005
^	Datalogic SPA	322,342	5,584
*,^	Salini Impregilo SPA	3,380,478	5,474
	CIR-Compagnie Industriali Riunite SPA	4,310,813	5,313
*,^,2 OVS SPA		2,770,240	5,272
	Italmobiliare SPA	187,907	5,228
	Cementir Holding NV	707,173	5,020
	Tenaris SA ADR	209,323	4,331
	Immobiliare Grande Distribuzione SIIQ SPA	644,947	4,287
	Biesse SPA	221,028	3,888
	Danieli & C Officine Meccaniche SPA Saving Shares	387,431	3,873
*	Arnoldo Mondadori Editore SPA	1,771,526	3,631
	Cairo Communication SPA	959,477	2,531

	DeA Capital SPA	1,211,993	1,917
	Rizzoli Corriere Della Sera Mediagroup SPA	1,704,117	1,726
^	Geox SPA	979,539	1,163
*	Credito Valtellinese SPA	3,625,152	254
*,§	Gemina SPA CVR Exp. 12/31/2049	315,232	—
			7,079,354
Japan (16.5%)
	Toyota Motor Corp.	40,117,812	2,789,299
	Sony Corp.	20,029,009	1,400,567
	SoftBank Group Corp.	26,425,853	1,066,932
	Mitsubishi UFJ Financial Group Inc.	203,456,787	1,044,673
	Keyence Corp.	2,938,850	987,915
	Takeda Pharmaceutical Co. Ltd.	23,184,497	890,364
	KDDI Corp.	27,887,043	842,721
	Recruit Holdings Co. Ltd.	20,873,207	813,560
	Sumitomo Mitsui Financial Group Inc.	21,169,938	744,323
	Shin-Etsu Chemical Co. Ltd.	6,494,108	742,691
	Honda Motor Co. Ltd.	28,404,694	726,461
	Daiichi Sankyo Co. Ltd.	10,365,765	700,488
	Nintendo Co. Ltd.	1,737,990	639,330
	Mizuho Financial Group Inc.	414,024,917	613,970
	Kao Corp.	7,666,099	611,426
	Daikin Industries Ltd.	4,321,795	608,973
	Tokio Marine Holdings Inc.	10,736,706	582,802
	Central Japan Railway Co.	2,944,190	577,891
	Hitachi Ltd.	15,083,908	574,509
	Hoya Corp.	5,996,239	573,873
	FANUC Corp.	3,132,885	570,592
	Astellas Pharma Inc.	30,821,033	544,612
	Tokyo Electron Ltd.	2,429,970	534,462
	NTT DOCOMO Inc.	18,728,707	532,128
	Murata Manufacturing Co. Ltd.	9,297,585	526,381
	East Japan Railway Co.	5,887,151	518,373
	ITOCHU Corp.	22,152,311	517,500
	Mitsubishi Corp.	20,074,670	514,627
	Nippon Telegraph & Telephone Corp.	19,758,560	503,785
	Mitsui & Co. Ltd.	27,608,492	491,034
	Seven & i Holdings Co. Ltd.	12,578,011	482,283
	Nidec Corp.	3,792,137	476,940
	Fast Retailing Co. Ltd.	836,222	449,784
	Mitsubishi Electric Corp.	32,191,727	446,343
	Canon Inc.	16,494,990	432,570
	Japan Tobacco Inc.	19,303,035	408,152
	Shiseido Co. Ltd.	6,331,819	407,646
	Mitsui Fudosan Co. Ltd.	15,322,806	405,832
	SMC Corp.	935,523	403,837
	Oriental Land Co. Ltd.	3,068,850	399,672
	Terumo Corp.	10,558,086	380,046
	Mitsubishi Estate Co. Ltd.	18,909,827	370,339
	Chugai Pharmaceutical Co. Ltd.	3,527,672	361,335
	Softbank Corp.	26,149,895	358,753
	ORIX Corp.	20,930,723	353,572
	Panasonic Corp.	34,785,097	345,695
	Daiwa House Industry Co. Ltd.	10,592,989	333,493
	Bridgestone Corp.	9,402,405	333,024
	Fujitsu Ltd.	3,122,039	330,102
	Kyocera Corp.	5,013,751	329,435

Komatsu Ltd.	14,891,668	329,270
Eisai Co. Ltd.	4,310,122	324,818
Suzuki Motor Corp.	7,011,116	320,799
Denso Corp.	7,412,068	304,059
Otsuka Holdings Co. Ltd.	6,837,879	303,775
FUJIFILM Holdings Corp.	5,899,886	293,015
Kirin Holdings Co. Ltd.	13,146,561	288,732
Asahi Group Holdings Ltd.	6,212,726	288,010
Kubota Corp.	17,922,992	280,667
Olympus Corp.	17,207,935	278,033
Secom Co. Ltd.	3,160,818	277,370
Sumitomo Corp.	18,302,609	272,245
Shionogi & Co. Ltd.	4,574,212	272,047
Dai-ichi Life Holdings Inc.	17,877,698	265,326
Nomura Holdings Inc.	51,282,328	262,535
MS&AD Insurance Group Holdings Inc.	7,898,430	262,328
West Japan Railway Co.	2,969,083	251,214
Subaru Corp.	9,985,498	249,762
Sumitomo Realty & Development Co. Ltd.	6,442,455	237,182
Aeon Co. Ltd.	11,418,473	233,548
Toshiba Corp.	7,201,748	230,171
Sysmex Corp.	3,086,567	220,814
Sumitomo Mitsui Trust Holdings Inc.	5,968,080	220,043
Unicharm Corp.	6,293,551	215,388
JXTG Holdings Inc.	48,939,633	208,149
Sompo Holdings Inc.	5,558,200	207,676
Asahi Kasei Corp.	20,287,394	207,507
TDK Corp.	1,956,151	207,109
Sekisui House Ltd.	9,410,015	202,336
M3 Inc.	6,882,420	200,315
Japan Post Holdings Co. Ltd.	21,622,690	196,695
Shimano Inc.	1,274,084	195,352
Nitori Holdings Co. Ltd.	1,209,707	187,990
Bandai Namco Holdings Inc.	3,178,107	184,675
Nippon Steel Corp.	13,305,149	184,615
Marubeni Corp.	25,642,401	184,256
NEC Corp.	4,072,781	181,293
Omron Corp.	3,096,705	177,333
Nissan Motor Co. Ltd.	31,466,350	170,746
Mitsubishi Heavy Industries Ltd.	4,660,190	169,992
Advantest Corp.	3,232,028	168,617
Z Holdings Corp.	42,366,258	168,276
Sumitomo Electric Industries Ltd.	12,272,473	163,612
Toray Industries Inc.	24,699,622	161,617
Ono Pharmaceutical Co. Ltd.	6,991,865	161,001
Japan Exchange Group Inc.	8,768,177	157,138
Chubu Electric Power Co. Inc.	11,410,423	154,961
Kintetsu Group Holdings Co. Ltd.	2,925,060	154,160
MEIJI Holdings Co. Ltd.	2,189,173	154,060
Makita Corp.	3,978,087	152,160
Tokyo Gas Co. Ltd.	6,903,247	151,775
Mitsubishi Chemical Holdings Corp.	20,769,296	150,099
Obic Co. Ltd.	1,089,306	148,430
Resona Holdings Inc.	35,678,834	147,134
Kikkoman Corp.	2,987,954	144,789
Hankyu Hanshin Holdings Inc.	3,566,319	144,693
Yaskawa Electric Corp.	4,217,389	144,369

NTT Data Corp.	10,245,980	143,928
Tokyu Corp.	8,035,697	141,608
Toyota Industries Corp.	2,607,118	141,013
Nitto Denko Corp.	2,533,427	140,828
Inpex Corp.	14,877,956	138,873
Pan Pacific International Holdings Corp.	8,284,779	133,690
Kansai Electric Power Co. Inc.	11,845,348	132,938
Yamaha Corp.	2,581,771	131,895
MINEBEA MITSUMI Inc.	6,778,809	131,685
Ajinomoto Co. Inc.	7,993,033	131,644
Taisei Corp.	3,270,402	130,567
Dai Nippon Printing Co. Ltd.	4,733,672	130,529
Toyota Tsusho Corp.	3,648,525	126,137
Ricoh Co. Ltd.	11,099,179	125,936
Daiwa Securities Group Inc.	24,717,300	125,002
Daito Trust Construction Co. Ltd.	1,054,254	124,187
Shimadzu Corp.	4,395,414	123,357
Obayashi Corp.	11,002,922	120,669
Nippon Paint Holdings Co. Ltd.	2,515,878	120,262
Tobu Railway Co. Ltd.	3,358,879	118,323
Dentsu Group Inc.	3,556,368	117,855
MISUMI Group Inc.	4,539,706	112,645
Odakyu Electric Railway Co. Ltd.	4,971,360	110,272
Sumitomo Metal Mining Co. Ltd.	3,853,998	109,571
Osaka Gas Co. Ltd.	6,440,789	108,990
Santen Pharmaceutical Co. Ltd.	5,813,161	108,419
Keio Corp.	1,873,928	107,189
Sumitomo Chemical Co. Ltd.	24,720,799	105,044
Disco Corp.	453,142	104,378
Rohm Co. Ltd.	1,434,464	103,189
AGC Inc.	3,007,989	101,394
Yakult Honsha Co. Ltd.	2,007,036	100,945
* Tokyo Electric Power Co. Holdings Inc.	25,489,248	100,935
Rakuten Inc.	12,865,302	99,249
JFE Holdings Inc.	8,364,353	99,050
Trend Micro Inc.	1,895,207	99,025
Idemitsu Kosan Co. Ltd.	3,876,565	96,752
TOTO Ltd.	2,361,739	95,968
Kyowa Kirin Co. Ltd.	4,060,072	95,449
T&D Holdings Inc.	8,908,862	94,962
Daifuku Co. Ltd.	1,575,974	94,891
Sekisui Chemical Co. Ltd.	5,683,030	94,653
Kajima Corp.	7,404,534	93,937
Aisin Seiki Co. Ltd.	2,818,397	93,825
Nagoya Railroad Co. Ltd.	3,179,494	93,281
Yamato Holdings Co. Ltd.	5,802,608	92,919
Shimizu Corp.	9,039,387	92,716
Nomura Research Institute Ltd.	4,203,682	92,505
Nissan Chemical Corp.	2,236,972	92,441
* Nexon Co. Ltd.	6,737,753	91,249
Toppan Printing Co. Ltd.	4,490,248	89,491
Hikari Tsushin Inc.	361,640	88,893
Hamamatsu Photonics KK	2,095,548	88,602
Suntory Beverage & Food Ltd.	2,053,023	86,921
Kyushu Railway Co.	2,623,566	85,841
SBI Holdings Inc.	3,688,210	85,495
Yamaha Motor Co. Ltd.	4,582,334	85,037

Nissin Foods Holdings Co. Ltd.	1,129,207	84,757
Asahi Intecc Co. Ltd.	3,046,004	83,925
FamilyMart Co. Ltd.	3,761,608	82,267
Keisei Electric Railway Co. Ltd.	2,273,335	82,243
Isuzu Motors Ltd.	8,329,934	81,612
Kobayashi Pharmaceutical Co. Ltd.	1,013,481	81,604
Koito Manufacturing Co. Ltd.	1,867,050	81,023
Marui Group Co. Ltd.	3,406,197	78,778
Hoshizaki Corp.	855,885	78,735
Lion Corp.	4,139,122	78,630
Mazda Motor Corp.	9,295,062	78,021
TIS Inc.	1,293,668	77,719
Kansai Paint Co. Ltd.	3,147,733	75,350
Hitachi High-Technologies Corp.	1,051,680	75,195
Keikyu Corp.	4,062,019	74,773
Brother Industries Ltd.	3,852,478	74,400
Nippon Shinyaku Co. Ltd.	835,636	74,086
* Renesas Electronics Corp.	11,638,809	73,223
Oji Holdings Corp.	14,410,055	73,212
SG Holdings Co. Ltd.	3,460,653	73,170
Keihan Holdings Co. Ltd.	1,609,190	72,769
Tsuruha Holdings Inc.	592,918	72,574
NGK Insulators Ltd.	4,319,578	72,425
Tohoku Electric Power Co. Inc.	7,709,459	72,261
Nisshin Seifun Group Inc.	4,214,021	71,954
LIXIL Group Corp.	4,293,574	71,391
Hulic Co. Ltd.	5,873,203	71,210
NH Foods Ltd.	1,615,378	70,910
Tokyu Fudosan Holdings Corp.	9,878,594	69,638
Concordia Financial Group Ltd.	18,362,720	69,220
Hirose Electric Co. Ltd.	556,295	68,997
Yokogawa Electric Corp.	3,957,574	68,862
Toho Co. Ltd.	1,853,110	68,266
Kuraray Co. Ltd.	5,642,562	67,826
Hitachi Chemical Co. Ltd.	1,616,146	67,657
Nikon Corp.	5,583,541	67,421
Takeda Pharmaceutical Co. Ltd. ADR	3,480,280	66,926
* PeptiDream Inc.	1,400,046	66,275
Tosoh Corp.	4,658,433	65,707
Otsuka Corp.	1,664,824	64,920
Sojitz Corp.	20,610,250	64,873
Yamada Denki Co. Ltd.	12,841,558	64,725
Seiko Epson Corp.	4,412,850	64,525
Casio Computer Co. Ltd.	3,474,254	64,397
Ryohin Keikaku Co. Ltd.	3,825,526	63,957
USS Co. Ltd.	3,450,240	62,621
Kyushu Electric Power Co. Inc.	7,598,064	62,568
Mitsui Chemicals Inc.	2,843,674	62,451
CyberAgent Inc.	1,565,872	62,399
Toyo Suisan Kaisha Ltd.	1,485,305	62,228
Japan Post Bank Co. Ltd.	6,713,396	62,139
Chugoku Electric Power Co. Inc.	4,695,436	61,971
Pigeon Corp.	1,755,665	61,961
Square Enix Holdings Co. Ltd.	1,258,466	61,777
Stanley Electric Co. Ltd.	2,395,838	61,705
Nippon Express Co. Ltd.	1,176,171	61,289
Electric Power Development Co. Ltd.	2,698,605	60,857

Kose Corp.	471,462	60,706
Lasertec Corp.	1,238,858	60,650
Nihon M&A Center Inc.	2,106,987	60,275
NSK Ltd.	7,213,162	60,166
Coca-Cola Bottlers Japan Holdings Inc.	2,282,532	60,078
Konami Holdings Corp.	1,543,239	59,766
Fuji Electric Co. Ltd.	2,038,316	59,686
Haseko Corp.	4,562,253	59,482
Shizuoka Bank Ltd.	8,358,118	58,677
Alps Alpine Co. Ltd.	3,267,186	58,655
Azbil Corp.	2,173,712	58,618
SUMCO Corp.	3,814,608	58,331
Hisamitsu Pharmaceutical Co. Inc.	1,153,358	58,325
Taiyo Yuden Co. Ltd.	2,014,703	58,094
Sohgo Security Services Co. Ltd.	1,107,144	57,462
Alfresa Holdings Corp.	2,856,803	57,400
Sony Financial Holdings Inc.	2,487,536	57,273
ANA Holdings Inc.	1,828,291	57,105
Toho Gas Co. Ltd.	1,473,244	56,914
NGK Spark Plug Co. Ltd.	3,235,550	56,853
Skylark Holdings Co. Ltd.	3,081,804	56,441
Kakaku.com Inc.	2,147,792	56,110
Miura Co. Ltd.	1,604,109	55,563
Showa Denko KK	2,319,948	55,476
Hakuhodo DY Holdings Inc.	3,904,892	55,329
Chiba Bank Ltd.	10,079,195	54,655
Nabtesco Corp.	1,900,149	54,448
Seibu Holdings Inc.	3,492,146	54,434
Amada Holdings Co. Ltd.	5,213,521	54,298
Teijin Ltd.	3,035,935	54,279
COMSYS Holdings Corp.	1,865,911	53,979
Japan Airlines Co. Ltd.	1,877,782	52,823
Taiheiyo Cement Corp.	1,961,029	52,781
Kurita Water Industries Ltd.	1,798,172	52,585
JSR Corp.	2,945,659	52,465
Aozora Bank Ltd.	1,942,288	52,337
Tokyo Tatemono Co. Ltd.	3,232,862	52,235
Mitsubishi Materials Corp.	2,056,540	51,723
Taiyo Nippon Sanso Corp.	2,341,938	51,333
JGC Holdings Corp.	3,529,463	50,705
Japan Post Insurance Co. Ltd.	2,998,634	50,598
MediPal Holdings Corp.	2,376,337	50,355
Taisho Pharmaceutical Holdings Co. Ltd.	711,088	50,235
Hitachi Metals Ltd.	3,236,113	49,737
Matsumotokiyoshi Holdings Co. Ltd.	1,243,694	49,731
Persol Holdings Co. Ltd.	2,738,136	48,953
IHI Corp.	2,049,499	48,539
Shinsei Bank Ltd.	3,166,392	48,481
J Front Retailing Co. Ltd.	4,021,450	48,406
Sumitomo Heavy Industries Ltd.	1,843,017	48,281
Bank of Kyoto Ltd.	1,201,980	48,038
Suzuken Co. Ltd.	1,245,016	47,734
Kawasaki Heavy Industries Ltd.	2,401,952	47,354
Sumitomo Dainippon Pharma Co. Ltd.	2,726,413	46,803
Fukuoka Financial Group Inc.	2,696,120	46,722
Itochu Techno-Solutions Corp.	1,578,279	46,478
Nankai Electric Railway Co. Ltd.	1,793,592	46,296

Hitachi Construction Machinery Co. Ltd.	1,722,536	46,160
THK Co. Ltd.	1,850,242	46,128
Nomura Real Estate Holdings Inc.	1,871,301	46,083
Oracle Corp. Japan	530,694	45,936
MonotaRO Co. Ltd.	1,907,531	45,757
Relo Group Inc.	1,711,708	45,709
Lawson Inc.	786,680	45,532
Ito En Ltd.	937,475	45,524
Isetan Mitsukoshi Holdings Ltd.	5,825,199	45,478
Mitsubishi Gas Chemical Co. Inc.	2,991,370	45,289
Park24 Co. Ltd.	1,802,134	45,256
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,160,070	44,848
Konica Minolta Inc.	7,342,626	44,820
Welcia Holdings Co. Ltd.	813,903	44,694
Rohto Pharmaceutical Co. Ltd.	1,595,473	44,164
Sega Sammy Holdings Inc.	3,226,526	43,936
Mitsui OSK Lines Ltd.	1,808,977	43,497
^ Anritsu Corp.	2,242,867	43,128
Daicel Corp.	4,540,548	42,982
Rinnai Corp.	599,334	42,722
Ebara Corp.	1,547,107	42,672
Nichirei Corp.	1,760,296	42,554
Toyo Seikan Group Holdings Ltd.	2,489,961	42,124
* LINE Corp.	851,818	41,974
Nippon Yusen KK	2,630,340	41,885
GMO Payment Gateway Inc.	649,311	41,753
Kyowa Exeo Corp.	1,665,638	41,581
Capcom Co. Ltd.	1,469,460	41,577
Sawai Pharmaceutical Co. Ltd.	638,209	41,474
Asics Corp.	2,818,847	41,182
Hino Motors Ltd.	4,375,143	40,969
^ Ibiden Co. Ltd.	1,775,155	40,889
Calbee Inc.	1,244,535	40,697
Credit Saison Co. Ltd.	2,524,761	40,500
Sankyu Inc.	815,347	40,202
Yamazaki Baking Co. Ltd.	2,089,171	39,758
JTEKT Corp.	3,732,653	39,581
Iida Group Holdings Co. Ltd.	2,345,971	39,539
Horiba Ltd.	632,331	39,112
TechnoPro Holdings Inc.	588,506	38,969
Denka Co. Ltd.	1,432,444	38,697
Mitsubishi Motors Corp.	10,354,397	38,578
Tokyo Century Corp.	757,477	38,532
House Foods Group Inc.	1,207,073	38,274
Kewpie Corp.	1,795,076	37,437
Kinden Corp.	2,194,752	37,398
SCSK Corp.	689,969	36,980
Nifco Inc.	1,410,340	36,959
Mebuki Financial Group Inc.	16,633,762	36,862
NOF Corp.	1,126,231	36,661
Sundrug Co. Ltd.	1,077,765	36,523
Nihon Kohden Corp.	1,234,052	36,168
Ezaki Glico Co. Ltd.	847,282	36,154
K's Holdings Corp.	2,915,127	35,398
DIC Corp.	1,348,520	35,351
Zenkoku Hosho Co. Ltd.	823,786	35,245
Kamigumi Co. Ltd.	1,649,317	35,242

^ Goldwin Inc.	579,200	35,144
Japan Airport Terminal Co. Ltd.	754,702	34,784
Sushiro Global Holdings Ltd.	412,028	34,576
Sanwa Holdings Corp.	3,259,123	34,283
Air Water Inc.	2,493,547	34,249
Ube Industries Ltd.	1,698,987	34,100
Sotetsu Holdings Inc.	1,272,261	34,002
Sharp Corp.	2,506,321	33,999
SCREEN Holdings Co. Ltd.	638,613	33,169
Sumitomo Rubber Industries Ltd.	3,001,125	32,974
^ Maeda Road Construction Co. Ltd.	973,361	32,900
Daiichikosho Co. Ltd.	672,594	32,673
Zensho Holdings Co. Ltd.	1,537,632	32,561
Nippon Kayaku Co. Ltd.	2,768,211	32,461
Aeon Mall Co. Ltd.	1,946,020	32,336
Seven Bank Ltd.	10,751,988	32,154
Seino Holdings Co. Ltd.	2,507,769	32,055
Amano Corp.	1,108,415	32,010
Kagome Co. Ltd.	1,296,907	31,962
Nihon Unisys Ltd.	1,045,070	31,869
Benesse Holdings Inc.	1,154,418	31,712
Sumitomo Forestry Co. Ltd.	2,265,257	31,456
Cosmos Pharmaceutical Corp.	142,676	31,335
Morinaga & Co. Ltd.	649,846	31,195
^ SHO-BOND Holdings Co. Ltd.	761,097	31,073
Nippon Shokubai Co. Ltd.	529,678	31,056
Mabuchi Motor Co. Ltd.	831,542	30,299
Justsystems Corp.	555,639	30,242
AEON Financial Service Co. Ltd.	1,907,903	29,806
Tsumura & Co.	1,096,640	29,785
Acom Co. Ltd.	6,335,627	29,677
Yokohama Rubber Co. Ltd.	1,732,893	29,454
Sugi Holdings Co. Ltd.	586,561	29,388
Kaken Pharmaceutical Co. Ltd.	555,813	29,309
Fancl Corp.	1,122,163	29,295
Kaneka Corp.	943,345	28,922
Ship Healthcare Holdings Inc.	643,614	28,858
Ulvac Inc.	798,858	28,818
DeNA Co. Ltd.	1,746,824	28,728
Nishi-Nippon Railroad Co. Ltd.	1,233,363	28,504
^ Tokai Carbon Co. Ltd.	3,151,110	28,479
Tokuyama Corp.	1,114,039	28,253
Maruichi Steel Tube Ltd.	1,017,887	28,244
Mitsubishi Logistics Corp.	1,102,863	27,942
Hachijuni Bank Ltd.	7,306,174	27,906
Ain Holdings Inc.	455,723	27,856
Aica Kogyo Co. Ltd.	885,521	27,643
Toyoda Gosei Co. Ltd.	1,212,202	27,503
Penta-Ocean Construction Co. Ltd.	4,649,130	27,459
ABC-Mart Inc.	427,583	27,432
Ushio Inc.	1,871,114	27,378
Dowa Holdings Co. Ltd.	757,111	27,234
Shimamura Co. Ltd.	361,210	27,139
Pola Orbis Holdings Inc.	1,239,191	26,847
Infomart Corp.	3,386,022	26,785
Chugoku Bank Ltd.	2,824,211	26,772
Kyushu Financial Group Inc.	6,377,230	26,627

Hazama Ando Corp.	3,242,509	26,531
ZOZO Inc.	1,590,268	26,487
Bic Camera Inc.	2,435,282	26,407
Nippon Electric Glass Co. Ltd.	1,340,259	25,891
Morinaga Milk Industry Co. Ltd.	673,456	25,753
Open House Co. Ltd.	967,876	25,729
Tokyo Ohka Kogyo Co. Ltd.	619,998	25,687
Nippon Paper Industries Co. Ltd.	1,576,064	25,649
Takara Holdings Inc.	2,880,438	25,398
Mani Inc.	1,011,858	25,397
Takashimaya Co. Ltd.	2,372,306	25,365
Sankyo Co. Ltd.	754,721	25,356
Koei Tecmo Holdings Co. Ltd.	965,647	25,353
Sapporo Holdings Ltd.	1,047,858	25,336
NOK Corp.	1,894,484	25,232
Glory Ltd.	882,429	25,170
Zeon Corp.	2,369,669	25,163
Wacoal Holdings Corp.	939,646	25,012
Rengo Co. Ltd.	3,556,457	24,920
GS Yuasa Corp.	1,262,186	24,904
Nagase & Co. Ltd.	1,796,789	24,720
Toda Corp.	3,842,479	24,643
PALTAC Corp.	523,790	24,509
Unizo Holdings Co. Ltd.	481,668	24,494
Sumitomo Osaka Cement Co. Ltd.	586,444	23,843
ADEKA Corp.	1,645,162	23,775
^ Yoshinoya Holdings Co. Ltd.	1,049,024	23,722
Iyo Bank Ltd.	4,591,054	23,693
Miraca Holdings Inc.	897,624	23,592
Yamaguchi Financial Group Inc.	3,917,192	23,582
Topcon Corp.	1,708,574	23,536
Nippon Suisan Kaisha Ltd.	4,315,901	23,536
Meitec Corp.	413,326	23,496
Furukawa Electric Co. Ltd.	1,009,013	23,429
TS Tech Co. Ltd.	844,560	23,211
FP Corp.	382,421	23,199
Toagosei Co. Ltd.	2,062,818	23,064
Pilot Corp.	585,680	22,865
Iwatani Corp.	682,332	22,738
DMG Mori Co. Ltd.	1,638,289	22,568
Shochiku Co. Ltd.	165,240	22,372
Tokyo Seimitsu Co. Ltd.	641,587	22,323
Kobe Steel Ltd.	4,884,809	22,306
Nipro Corp.	1,953,859	22,245
NET One Systems Co. Ltd.	1,347,844	22,223
Daido Steel Co. Ltd.	581,106	22,222
OKUMA Corp.	487,233	22,199
Inaba Denki Sangyo Co. Ltd.	886,420	22,178
Nichias Corp.	926,289	22,079
Hiroshima Bank Ltd.	4,909,175	22,041
Citizen Watch Co. Ltd.	4,553,971	22,016
Shikoku Electric Power Co. Inc.	2,588,031	21,948
OSG Corp.	1,293,337	21,771
NHK Spring Co. Ltd.	2,694,438	21,694
Gunma Bank Ltd.	6,698,991	21,533
Jafco Co. Ltd.	515,838	21,453
* Hokuriku Electric Power Co.	2,865,629	21,317

Nippo Corp.	864,336	21,206
Kokuyo Co. Ltd.	1,433,788	21,193
Izumi Co. Ltd.	668,808	21,080
Mitsui Mining & Smelting Co. Ltd.	889,300	20,955
Fujitec Co. Ltd.	1,281,968	20,881
Maeda Corp.	2,186,725	20,873
Toyo Tire Corp.	1,663,117	20,790
Hokuhoku Financial Group Inc.	2,161,727	20,722
Fujitsu General Ltd.	924,682	20,673
Fuji Corp.	1,311,617	20,614
Cosmo Energy Holdings Co. Ltd.	1,062,660	20,497
Hitachi Transport System Ltd.	709,509	20,368
SMS Co. Ltd.	822,034	20,361
en-japan Inc.	510,767	20,293
Kotobuki Spirits Co. Ltd.	307,283	20,289
Toyobo Co. Ltd.	1,475,090	20,138
Nikkon Holdings Co. Ltd.	870,111	20,076
Ariake Japan Co. Ltd.	292,992	20,025
JCR Pharmaceuticals Co. Ltd.	233,458	20,025
Nisshinbo Holdings Inc.	2,320,964	19,957
Mizuho Leasing Co. Ltd.	669,360	19,955
Shimachu Co. Ltd.	693,328	19,791
Jeol Ltd.	614,213	19,772
Fuyo General Lease Co. Ltd.	313,670	19,565
Duskin Co. Ltd.	709,967	19,562
Shiga Bank Ltd.	813,562	19,531
Nippon Gas Co. Ltd.	614,606	19,435
^ Sanrio Co. Ltd.	984,136	19,417
Nishimatsu Construction Co. Ltd.	870,434	19,306
Sumitomo Bakelite Co. Ltd.	535,672	19,254
Digital Garage Inc.	527,205	19,225
Hitachi Capital Corp.	709,427	19,203
Fuji Oil Holdings Inc.	739,155	19,158
NSD Co. Ltd.	1,184,162	19,080
^ Nitto Boseki Co. Ltd.	457,114	18,966
Kyudenko Corp.	655,933	18,931
Nippon Light Metal Holdings Co. Ltd.	9,921,207	18,930
Systena Corp.	1,128,096	18,927
GMO internet Inc.	984,889	18,880
^ Colowide Co. Ltd.	929,235	18,842
cocokara fine Inc.	305,015	18,783
Takasago Thermal Engineering Co. Ltd.	1,079,439	18,746
Japan Steel Works Ltd.	1,033,287	18,496
NTN Corp.	6,976,996	18,489
Heiwa Corp.	892,412	18,446
TOKAI Holdings Corp.	1,921,929	18,312
Menicon Co. Ltd.	406,965	18,226
Lintec Corp.	842,533	18,213
77 Bank Ltd.	1,190,990	18,046
Toho Holdings Co. Ltd.	874,665	17,963
As One Corp.	197,512	17,899
Canon Marketing Japan Inc.	746,258	17,787
* Kawasaki Kisen Kaisha Ltd.	1,345,839	17,746
Kenedix Inc.	3,522,696	17,720
Yaoko Co. Ltd.	345,076	17,655
Milbon Co. Ltd.	313,948	17,569
Fukuyama Transporting Co. Ltd.	528,147	17,554

Resorttrust Inc.	1,108,200	17,390
Mirait Holdings Corp.	1,162,482	17,361
JINS Holdings Inc.	245,943	17,296
Kanematsu Corp.	1,348,011	17,284
Oki Electric Industry Co. Ltd.	1,386,771	17,266
Daiseki Co. Ltd.	641,698	17,233
Tsubakimoto Chain Co.	554,913	17,076
Kumagai Gumi Co. Ltd.	598,156	17,075
Kureha Corp.	304,293	17,068
Kansai Mirai Financial Group Inc.	2,953,718	17,039
Benefit One Inc.	973,848	17,024
Nishi-Nippon Financial Holdings Inc.	2,573,475	16,969
Daishi Hokuetsu Financial Group Inc.	687,250	16,923
Sakata Seed Corp.	522,868	16,711
Fujikura Ltd.	4,536,323	16,627
Sangetsu Corp.	940,357	16,596
Heiwa Real Estate Co. Ltd.	562,204	16,569
Keihin Corp.	707,748	16,544
Showa Corp.	800,107	16,512
Megmilk Snow Brand Co. Ltd.	705,730	16,505
Daiwabo Holdings Co. Ltd.	294,068	16,371
Katitas Co. Ltd.	405,816	16,305
Nihon Parkerizing Co. Ltd.	1,567,499	16,257
Kandenko Co. Ltd.	1,722,250	16,218
Mochida Pharmaceutical Co. Ltd.	431,706	16,161
Mitsubishi Logisnext Co. Ltd.	1,069,904	16,114
Daio Paper Corp.	1,215,291	15,954
Okumura Corp.	602,998	15,941
Tadano Ltd.	1,889,070	15,926
Kyoritsu Maintenance Co. Ltd.	393,916	15,763
Tomy Co. Ltd.	1,457,008	15,759
Kusuri no Aoki Holdings Co. Ltd.	260,190	15,666
Toshiba TEC Corp.	399,948	15,662
Asahi Holdings Inc.	621,956	15,617
Taikisha Ltd.	455,070	15,561
Toei Co. Ltd.	112,526	15,539
BayCurrent Consulting Inc.	220,707	15,410
Create Restaurants Holdings Inc.	738,083	15,381
NS Solutions Corp.	523,136	15,366
DTS Corp.	661,245	15,325
Trusco Nakayama Corp.	656,790	15,279
DCM Holdings Co. Ltd.	1,575,339	15,054
Matsui Securities Co. Ltd.	1,822,109	14,865
Autobacs Seven Co. Ltd.	1,018,815	14,846
Outsourcing Inc.	1,639,704	14,843
Orient Corp.	9,644,717	14,821
Nomura Co. Ltd.	1,293,453	14,690
EDION Corp.	1,416,726	14,646
^ Zojirushi Corp.	736,487	14,638
Toyota Boshoku Corp.	1,013,479	14,632
Fuji Seal International Inc.	695,695	14,570
Kiyo Bank Ltd.	1,019,343	14,563
Maruha Nichiro Corp.	606,012	14,493
Hanwa Co. Ltd.	599,696	14,462
Central Glass Co. Ltd.	660,695	14,357
NEC Networks & System Integration Corp.	382,564	14,299
Hokkaido Electric Power Co. Inc.	3,024,417	14,184

Yamato Kogyo Co. Ltd.	585,324	14,181
Tokai Rika Co. Ltd.	834,121	14,176
Kissei Pharmaceutical Co. Ltd.	501,979	14,126
Sumitomo Mitsui Construction Co. Ltd.	2,509,741	14,116
Takara Bio Inc.	751,919	14,018
CKD Corp.	882,807	13,970
Ichibanya Co. Ltd.	267,215	13,959
Toyo Ink SC Holdings Co. Ltd.	623,885	13,909
Japan Material Co. Ltd.	952,717	13,906
San-In Godo Bank Ltd.	2,529,251	13,871
Paramount Bed Holdings Co. Ltd.	335,056	13,870
Senko Group Holdings Co. Ltd.	1,734,100	13,865
^ Tokyo Dome Corp.	1,470,311	13,796
Elecom Co. Ltd.	339,950	13,706
Mandom Corp.	599,529	13,573
Itoham Yonekyu Holdings Inc.	2,154,288	13,543
Fuji Soft Inc.	337,662	13,534
Takuma Co. Ltd.	1,235,739	13,472
Kobe Bussan Co. Ltd.	351,854	13,469
Japan Aviation Electronics Industry Ltd.	754,918	13,382
Awa Bank Ltd.	607,171	13,352
Nisshin Oillio Group Ltd.	396,954	13,282
H2O Retailing Corp.	1,462,307	13,255
Ogaki Kyoritsu Bank Ltd.	641,200	13,200
* Aiful Corp.	4,847,761	13,151
Fuji Kyuko Co. Ltd.	372,574	13,062
Shinko Electric Industries Co. Ltd.	1,105,408	12,975
Japan Lifeline Co. Ltd.	1,090,635	12,975
Makino Milling Machine Co. Ltd.	344,437	12,884
Nissin Kogyo Co. Ltd.	636,937	12,876
^ Atom Corp.	1,371,903	12,853
Funai Soken Holdings Inc.	506,692	12,741
Okinawa Electric Power Co. Inc.	690,102	12,712
Meidensha Corp.	683,036	12,681
Okamura Corp.	1,314,505	12,631
Totetsu Kogyo Co. Ltd.	432,563	12,595
Prestige International Inc.	1,388,870	12,589
Shinmaywa Industries Ltd.	966,814	12,564
Internet Initiative Japan Inc.	447,827	12,458
Iriso Electronics Co. Ltd.	328,876	12,449
Nippon Soda Co. Ltd.	460,898	12,403
Nippon Signal Company Ltd.	983,365	12,400
KH Neochem Co. Ltd.	574,765	12,370
Nippon Flour Mills Co. Ltd.	818,607	12,348
Japan Petroleum Exploration Co. Ltd.	502,556	12,342
Ichigo Inc.	3,285,271	12,326
Kumiai Chemical Industry Co. Ltd.	1,595,088	12,235
Nikkiso Co. Ltd.	983,444	12,224
Kanamoto Co. Ltd.	496,466	12,223
Starts Corp. Inc.	504,759	12,188
Hogy Medical Co. Ltd.	353,563	12,123
San-A Co. Ltd.	295,098	12,067
HIS Co. Ltd.	522,384	12,001
Nanto Bank Ltd.	502,379	11,892
Nippon Steel Trading Corp.	262,085	11,861
^ Japan Elevator Service Holdings Co. Ltd.	528,870	11,816
Tokyo Steel Manufacturing Co. Ltd.	1,574,914	11,799

	Takara Standard Co. Ltd.	686,857	11,784
*,^	Suruga Bank Ltd.	2,978,692	11,734
	Taiyo Holdings Co. Ltd.	277,093	11,722
	FCC Co. Ltd.	578,551	11,696
	KYORIN Holdings Inc.	650,651	11,682
	Noevir Holdings Co. Ltd.	256,206	11,668
	Max Co. Ltd.	620,360	11,600
	Anicom Holdings Inc.	322,966	11,552
^	Toshiba Machine Co. Ltd.	377,793	11,550
	Earth Corp.	216,129	11,549
	United Arrows Ltd.	433,586	11,530
	Valor Holdings Co. Ltd.	655,840	11,461
	Macnica Fuji Electronics Holdings Inc.	766,070	11,440
	Kadokawa Corp.	683,406	11,427
	Sumitomo Warehouse Co. Ltd.	879,175	11,391
	Seiko Holdings Corp.	466,565	11,373
	ZERIA Pharmaceutical Co. Ltd.	641,768	11,368
	ASKUL Corp.	346,831	11,327
	GungHo Online Entertainment Inc.	617,057	11,226
	Tokai Tokyo Financial Holdings Inc.	3,741,329	11,135
	KOMEDA Holdings Co. Ltd.	557,541	11,133
	Transcosmos Inc.	430,605	11,121
	Nachi-Fujikoshi Corp.	302,349	11,107
^	MOS Food Services Inc.	399,825	11,045
	Fuji Media Holdings Inc.	811,582	11,035
	Joyful Honda Co. Ltd.	970,028	10,966
	Nippon Densetsu Kogyo Co. Ltd.	518,652	10,964
	Topre Corp.	722,003	10,959
	TKC Corp.	221,163	10,950
	Hokkoku Bank Ltd.	372,133	10,894
	Nichiha Corp.	452,263	10,871
	Prima Meat Packers Ltd.	490,187	10,835
*,^	Leopalace21 Corp.	3,767,657	10,827
	Juroku Bank Ltd.	524,661	10,825
	Dip Corp.	337,616	10,747
	Sato Holdings Corp.	377,127	10,715
	Raito Kogyo Co. Ltd.	756,925	10,604
	Descente Ltd.	651,233	10,579
	Onward Holdings Co. Ltd.	1,835,044	10,541
	Ohsho Food Service Corp.	174,994	10,500
	Tokyo Broadcasting System Holdings Inc.	606,990	10,498
	Koshidaka Holdings Co. Ltd.	739,688	10,441
	Gunze Ltd.	261,474	10,425
	Nippon Seiki Co. Ltd.	707,321	10,391
	Nojima Corp.	526,464	10,385
	Bank of Okinawa Ltd.	325,601	10,365
	Eizo Corp.	315,768	10,308
	Hokuetsu Corp.	2,219,109	10,229
	JCU Corp.	359,354	10,195
	Hosiden Corp.	922,655	10,113
	Create SD Holdings Co. Ltd.	404,884	10,072
	Komeri Co. Ltd.	467,230	10,071
*	Mitsui E&S Holdings Co. Ltd.	1,204,799	10,062
	Aeon Delight Co. Ltd.	292,559	10,038
	Arcs Co. Ltd.	570,211	10,032
	Hitachi Zosen Corp.	2,666,998	10,006
	Giken Ltd.	226,888	9,960

Ai Holdings Corp.	585,483	9,956
Eiken Chemical Co. Ltd.	500,880	9,951
Aoyama Trading Co. Ltd.	775,710	9,944
Strike Co. Ltd.	232,679	9,921
Towa Pharmaceutical Co. Ltd.	433,314	9,894
Daihen Corp.	316,958	9,893
Kato Sangyo Co. Ltd.	318,218	9,869
Maruwa Co. Ltd.	135,595	9,854
Mitsubishi Pencil Co. Ltd.	671,213	9,812
Showa Sangyo Co. Ltd.	354,736	9,775
Royal Holdings Co. Ltd.	445,751	9,744
UACJ Corp.	475,802	9,696
Exedy Corp.	467,658	9,678
Financial Products Group Co. Ltd.	1,034,686	9,672
Inabata & Co. Ltd.	721,531	9,657
Infocom Corp.	347,238	9,630
Nichi-iko Pharmaceutical Co. Ltd.	817,652	9,611
Round One Corp.	1,027,057	9,568
Takeuchi Manufacturing Co. Ltd.	566,487	9,559
Japan Wool Textile Co. Ltd.	1,000,973	9,551
Hyakugo Bank Ltd.	3,165,337	9,481
Kintetsu World Express Inc.	593,140	9,459
Shima Seiki Manufacturing Ltd.	489,190	9,436
Jaccs Co. Ltd.	398,914	9,417
BML Inc.	331,613	9,391
Morita Holdings Corp.	597,739	9,391
OBIC Business Consultants Co. Ltd.	244,108	9,348
North Pacific Bank Ltd.	4,659,069	9,331
Sekisui Jushi Corp.	425,783	9,317
Saizeriya Co. Ltd.	425,188	9,303
Daibiru Corp.	753,781	9,279
Nissan Shatai Co. Ltd.	976,226	9,268
Seiren Co. Ltd.	722,418	9,222
Sanken Electric Co. Ltd.	364,734	9,198
Relia Inc.	688,796	9,190
Yokogawa Bridge Holdings Corp.	488,663	9,166
Sanki Engineering Co. Ltd.	673,788	9,158
Okasan Securities Group Inc.	2,608,866	9,148
Nichicon Corp.	1,012,262	9,146
Kitz Corp.	1,319,428	9,128
Nissin Electric Co. Ltd.	764,161	9,121
Yamazen Corp.	983,579	9,113
Heiwado Co. Ltd.	519,483	9,077
Keiyo Bank Ltd.	1,714,186	9,060
Chudenko Corp.	391,245	9,041
Kohnan Shoji Co. Ltd.	413,262	9,011
* KYB Corp.	334,674	9,004
Shibuya Corp.	322,722	8,958
Maxell Holdings Ltd.	681,290	8,943
^ Aruhi Corp.	548,018	8,916
Nitto Kogyo Corp.	430,332	8,909
Kisoji Co. Ltd.	328,087	8,886
Arata Corp.	213,642	8,837
Uchida Yoko Co. Ltd.	134,954	8,804
NichiiGakkan Co. Ltd.	637,058	8,793
Pacific Industrial Co. Ltd.	737,875	8,792
Fujimi Inc.	323,072	8,775

	Kameda Seika Co. Ltd.	196,114	8,744
*	euglena Co. Ltd.	1,130,350	8,685
	Ryosan Co. Ltd.	374,226	8,655
	Adastria Co. Ltd.	439,056	8,626
	Fuso Chemical Co. Ltd.	305,775	8,601
	Tocalo Co. Ltd.	861,186	8,579
	SKY Perfect JSAT Holdings Inc.	1,989,466	8,558
	SAMTY Co. Ltd.	504,560	8,554
	Kura Sushi Inc.	169,375	8,514
*,^	RENOVA Inc.	706,064	8,472
^	United Super Markets Holdings Inc.	948,500	8,470
	Wacom Co. Ltd.	2,320,156	8,452
	Musashi Seimitsu Industry Co. Ltd.	720,072	8,411
^	Miroku Jyoho Service Co. Ltd.	304,607	8,408
	San-Ai Oil Co. Ltd.	838,337	8,368
	Noritake Co. Ltd.	209,706	8,336
	Nippon Sheet Glass Co. Ltd.	1,537,812	8,300
	T-Gaia Corp.	336,633	8,278
	Doutor Nichires Holdings Co. Ltd.	436,781	8,255
^	COLOPL Inc.	796,270	8,255
	Tokyu Construction Co. Ltd.	1,168,840	8,156
	Sanyo Chemical Industries Ltd.	174,001	8,145
	Information Services International-Dentsu Ltd.	194,850	8,123
	Unipres Corp.	636,360	8,117
	Cybozu Inc.	463,666	8,104
	Yokowo Co. Ltd.	305,538	8,101
	Senshu Ikeda Holdings Inc.	4,419,450	8,068
^	Toridoll Holdings Corp.	353,590	8,051
	Idec Corp.	451,736	8,037
	Chugoku Marine Paints Ltd.	862,139	8,013
	Osaka Soda Co. Ltd.	301,506	8,008
	Nagaileben Co. Ltd.	371,897	7,992
^	Ringer Hut Co. Ltd.	353,512	7,978
	Raiznext Corp.	687,122	7,971
	Hirata Corp.	137,618	7,953
	Token Corp.	114,707	7,934
	Nitta Corp.	282,214	7,897
	Tsubaki Nakashima Co. Ltd.	669,453	7,842
	Okamoto Industries Inc.	224,502	7,814
	Shoei Co. Ltd.	171,520	7,801
	Sakai Moving Service Co. Ltd.	138,286	7,703
	Solasto Corp.	735,775	7,656
	Musashino Bank Ltd.	488,305	7,655
^	ARTERIA Networks Corp.	436,779	7,621
	IR Japan Holdings Ltd.	154,900	7,582
	Hiday Hidaka Corp.	416,280	7,532
	Keihanshin Building Co. Ltd.	558,889	7,531
	Bell System24 Holdings Inc.	534,337	7,491
	Yuasa Trading Co. Ltd.	232,941	7,474
	Ricoh Leasing Co. Ltd.	200,001	7,472
	Nohmi Bosai Ltd.	335,479	7,451
	eRex Co. Ltd.	488,474	7,415
	Computer Engineering & Consulting Ltd.	392,446	7,345
	Yodogawa Steel Works Ltd.	408,361	7,304
	Tokyotokeiba Co. Ltd.	248,022	7,290
	Hamakyorex Co. Ltd.	241,914	7,276
	LIXIL VIVA Corp.	355,561	7,274

	Belc Co. Ltd.	136,337	7,272
	Toppan Forms Co. Ltd.	639,671	7,258
	Aida Engineering Ltd.	903,377	7,241
	Nishio Rent All Co. Ltd.	269,387	7,238
	TOMONY Holdings Inc.	2,176,338	7,227
	Tsugami Corp.	800,037	7,224
*,^	Chiyoda Corp.	2,550,927	7,218
	Yellow Hat Ltd.	453,337	7,217
	Bank of Nagoya Ltd.	247,489	7,203
	Argo Graphics Inc.	228,596	7,189
	Broadleaf Co. Ltd.	1,297,822	7,173
	Konoike Transport Co. Ltd.	507,753	7,170
	Modec Inc.	324,909	7,167
	Yondoshi Holdings Inc.	329,967	7,167
	Mizuno Corp.	297,196	7,164
	Sanyo Denki Co. Ltd.	146,281	7,121
	Nippon Ceramic Co. Ltd.	320,105	7,106
	Zenrin Co. Ltd.	526,219	7,090
	S Foods Inc.	294,522	7,082
	Life Corp.	296,814	7,073
	METAWATER Co. Ltd.	183,677	7,067
	Sakata INX Corp.	676,863	7,064
	TPR Co. Ltd.	431,489	7,063
	Tamura Corp.	1,202,684	7,024
	Kanto Denka Kogyo Co. Ltd.	760,510	7,016
	Optex Group Co. Ltd.	531,818	6,998
	Fujimori Kogyo Co. Ltd.	227,720	6,994
	Digital Arts Inc.	150,735	6,993
^	Monex Group Inc.	2,938,927	6,991
	Star Micronics Co. Ltd.	546,402	6,986
	TV Asahi Holdings Corp.	365,834	6,978
	MCJ Co. Ltd.	1,016,780	6,973
	Teikoku Sen-I Co. Ltd.	310,179	6,965
	Comture Corp.	357,304	6,946
	Axial Retailing Inc.	206,234	6,941
	Saibu Gas Co. Ltd.	322,409	6,909
	T Hasegawa Co. Ltd.	334,495	6,862
	Tsukishima Kikai Co. Ltd.	518,442	6,854
	FULLCAST Holdings Co. Ltd.	324,039	6,848
	Shizuoka Gas Co. Ltd.	849,051	6,833
	Organo Corp.	108,762	6,813
	Bunka Shutter Co. Ltd.	852,283	6,813
	Ryobi Ltd.	419,728	6,798
	Marudai Food Co. Ltd.	351,135	6,795
	Plenus Co. Ltd.	372,881	6,788
	Torii Pharmaceutical Co. Ltd.	199,982	6,787
	Restar Holdings Corp.	399,632	6,754
	Maeda Kosen Co. Ltd.	352,911	6,752
	Noritz Corp.	547,481	6,746
	Komori Corp.	741,506	6,739
^	Maruwa Unyu Kikan Co. Ltd.	326,862	6,722
	Hyakujushi Bank Ltd.	371,759	6,685
	Gree Inc.	1,590,548	6,678
	Nippon Koei Co. Ltd.	201,781	6,645
	Siix Corp.	570,847	6,623
	Trancom Co. Ltd.	93,115	6,611
	Shoei Foods Corp.	196,700	6,595

	Mitsuuroko Group Holdings Co. Ltd.	645,643	6,554
	S-Pool Inc.	919,905	6,522
	Dexerials Corp.	763,469	6,495
	TOC Co. Ltd.	802,342	6,444
	Aomori Bank Ltd.	261,268	6,421
	Nippon Television Holdings Inc.	475,047	6,418
	World Co. Ltd.	291,946	6,399
*,^	Japan Display Inc.	10,129,036	6,372
^	Nishimatsuya Chain Co. Ltd.	744,330	6,366
*	M&A Capital Partners Co. Ltd.	204,188	6,361
	Piolax Inc.	359,010	6,350
	Daiho Corp.	255,210	6,341
	Furukawa Co. Ltd.	523,602	6,296
	Kyoei Steel Ltd.	358,749	6,292
	Futaba Corp.	532,084	6,249
	KFC Holdings Japan Ltd.	226,927	6,238
	TSI Holdings Co. Ltd.	1,324,021	6,224
	Monogatari Corp.	77,298	6,208
	Mitsui-Soko Holdings Co. Ltd.	379,718	6,204
	V Technology Co. Ltd.	140,346	6,200
	Central Security Patrols Co. Ltd.	113,395	6,192
	ESPEC Corp.	305,624	6,188
	Denki Kogyo Co. Ltd.	183,707	6,169
^	Rorze Corp.	167,172	6,159
	Takara Leben Co. Ltd.	1,380,787	6,152
^	ValueCommerce Co. Ltd.	263,800	6,138
	Wakita & Co. Ltd.	661,859	6,122
	Japan Securities Finance Co. Ltd.	1,326,060	6,073
	Tokai Corp.	250,476	6,059
^	Sourcenext Corp.	1,349,839	6,043
	Micronics Japan Co. Ltd.	519,205	5,986
	Pack Corp.	169,469	5,966
	Oiles Corp.	426,747	5,954
	DyDo Group Holdings Inc.	158,261	5,952
	Riso Kagaku Corp.	348,448	5,941
	Tosei Corp.	459,078	5,925
	EPS Holdings Inc.	496,951	5,919
	Chubu Shiryo Co. Ltd.	382,698	5,916
	JVCKenwood Corp.	2,590,083	5,897
	Pressance Corp.	529,386	5,894
	Optim Corp.	160,445	5,889
	Fukushima Galilei Co. Ltd.	163,604	5,862
	Nissha Co. Ltd.	648,412	5,855
	Mitsui High-Tec Inc.	393,168	5,854
	Yokohama Reito Co. Ltd.	671,745	5,845
	Toho Bank Ltd.	2,542,191	5,843
	Mitsubishi Shokuhin Co. Ltd.	202,236	5,840
	Daikyonishikawa Corp.	854,915	5,836
	Kurabo Industries Ltd.	273,945	5,835
	Obara Group Inc.	183,780	5,831
	Avex Inc.	520,889	5,790
	Tanseisha Co. Ltd.	514,809	5,787
*	Vision Inc.	442,680	5,782
	Seikagaku Corp.	542,300	5,756
	Sintokogio Ltd.	672,058	5,734
	Futaba Industrial Co. Ltd.	950,065	5,708
	Joshin Denki Co. Ltd.	259,571	5,686

Japan Pulp & Paper Co. Ltd.	152,769	5,652
Toyo Construction Co. Ltd.	1,188,647	5,631
Kanematsu Electronics Ltd.	173,926	5,630
Itochu Enex Co. Ltd.	663,738	5,629
^ Nippon Carbon Co. Ltd.	164,987	5,606
eGuarantee Inc.	463,446	5,602
Kaga Electronics Co. Ltd.	268,623	5,558
Kyokuto Kaihatsu Kogyo Co. Ltd.	429,250	5,547
Bank of Iwate Ltd.	228,305	5,546
Bank of the Ryukyus Ltd.	574,828	5,519
^ Kitanotatsujin Corp.	978,807	5,485
Meisei Industrial Co. Ltd.	695,950	5,467
Mimasu Semiconductor Industry Co. Ltd.	257,353	5,430
Canon Electronics Inc.	285,306	5,415
Ichikoh Industries Ltd.	866,059	5,388
VT Holdings Co. Ltd.	1,316,642	5,386
Macromill Inc.	586,174	5,365
^ Nextage Co. Ltd.	568,831	5,361
Yamagata Bank Ltd.	424,073	5,358
Fujio Food System Co. Ltd.	332,600	5,349
Sanshin Electronics Co. Ltd.	347,481	5,346
Shikoku Chemicals Corp.	486,611	5,331
Sanyo Special Steel Co. Ltd.	392,787	5,324
LIFULL Co. Ltd.	1,035,114	5,315
Aichi Steel Corp.	164,929	5,269
Maruzen Showa Unyu Co. Ltd.	196,301	5,239
Hokuto Corp.	294,786	5,219
Mitsuboshi Belting Ltd.	305,602	5,214
^ Taiko Pharmaceutical Co. Ltd.	137,152	5,200
Sankyo Tateyama Inc.	399,464	5,199
Fujicco Co. Ltd.	294,397	5,177
Fujibo Holdings Inc.	159,150	5,176
Tamron Co. Ltd.	243,595	5,174
AOKI Holdings Inc.	527,413	5,146
Gakken Holdings Co. Ltd.	77,830	5,144
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	192,294	5,107
Sodick Co. Ltd.	657,188	5,106
Takamatsu Construction Group Co. Ltd.	211,125	5,097
Mitsui Sugar Co. Ltd.	259,795	5,090
Future Corp.	293,615	5,088
Ines Corp.	350,650	5,087
Daito Pharmaceutical Co. Ltd.	157,426	5,068
Konishi Co. Ltd.	361,341	5,063
Sun Frontier Fudousan Co. Ltd.	453,135	5,060
Oita Bank Ltd.	217,918	5,044
Shin-Etsu Polymer Co. Ltd.	593,072	5,040
Geo Holdings Corp.	442,815	5,033
Sumitomo Densetsu Co. Ltd.	208,359	5,017
Doshisha Co. Ltd.	321,507	4,952
Sogo Medical Holdings Co. Ltd.	263,105	4,944
Zuken Inc.	217,640	4,940
Matsuyafoods Holdings Co. Ltd.	113,367	4,906
^ Ryoyo Electro Corp.	289,719	4,906
^ Noritsu Koki Co. Ltd.	338,227	4,899
Koa Corp.	462,021	4,884
Taihei Dengyo Kaisha Ltd.	233,936	4,875
PAL GROUP Holdings Co. Ltd.	165,072	4,861

	Tachi-S Co. Ltd.	416,527	4,851
	Ishihara Sangyo Kaisha Ltd.	575,857	4,827
	Riken Keiki Co. Ltd.	247,656	4,808
	Hosokawa Micron Corp.	104,793	4,807
	Valqua Ltd.	227,359	4,807
	Insource Co. Ltd.	162,100	4,801
	SBS Holdings Inc.	288,578	4,799
	Qol Holdings Co. Ltd.	366,273	4,795
	Tsurumi Manufacturing Co. Ltd.	289,638	4,794
	Nippon Road Co. Ltd.	70,638	4,793
	San ju San Financial Group Inc.	328,939	4,742
	Fixstars Corp.	345,655	4,720
	Riso Kyoiku Co. Ltd.	1,427,210	4,717
	EM Systems Co. Ltd.	567,000	4,710
	Chofu Seisakusho Co. Ltd.	221,708	4,705
	Tosho Co. Ltd.	241,720	4,704
	Takasago International Corp.	217,969	4,703
^	J Trust Co. Ltd.	1,243,676	4,698
	Fuji Co. Ltd.	279,589	4,688
	Hibiya Engineering Ltd.	267,334	4,687
	Chiyoda Co. Ltd.	348,625	4,685
	Pacific Metals Co. Ltd.	249,657	4,674
	Press Kogyo Co. Ltd.	1,419,811	4,674
	Inageya Co. Ltd.	347,874	4,658
	IDOM Inc.	867,324	4,648
	Foster Electric Co. Ltd.	312,631	4,646
	Asahi Diamond Industrial Co. Ltd.	849,265	4,645
	Tekken Corp.	183,003	4,631
	Nippon Kanzai Co. Ltd.	260,134	4,631
	YAMABIKO Corp.	474,004	4,628
	Goldcrest Co. Ltd.	268,907	4,623
	Tonami Holdings Co. Ltd.	100,952	4,606
	Bando Chemical Industries Ltd.	617,990	4,602
	Sinfonia Technology Co. Ltd.	412,171	4,602
	Ehime Bank Ltd.	446,838	4,587
	Miyazaki Bank Ltd.	204,541	4,582
	Topy Industries Ltd.	280,840	4,554
	Sinko Industries Ltd.	292,431	4,541
	Okuwa Co. Ltd.	337,949	4,537
	Okabe Co. Ltd.	571,340	4,488
	Shikoku Bank Ltd.	512,463	4,482
	Parco Co. Ltd.	266,119	4,481
	Enplas Corp.	166,810	4,478
	Dynam Japan Holdings Co. Ltd.	3,505,380	4,465
	Sakai Chemical Industry Co. Ltd.	219,680	4,463
	Hioki EE Corp.	125,335	4,456
	Nippon Thompson Co. Ltd.	1,071,678	4,456
^	Nippon Yakin Kogyo Co. Ltd.	233,874	4,445
	Toyo Tanso Co. Ltd.	238,236	4,430
	Key Coffee Inc.	213,583	4,426
*,^	Vector Inc.	389,232	4,425
	Arcland Service Holdings Co. Ltd.	244,217	4,422
^	Kamakura Shinsho Ltd.	302,838	4,404
	Starzen Co. Ltd.	111,346	4,394
	Vital KSK Holdings Inc.	461,128	4,385
	Tokushu Tokai Paper Co. Ltd.	120,335	4,384
	Hoosiers Holdings	693,249	4,371

Megachips Corp.	277,807	4,324
Kappa Create Co. Ltd.	319,051	4,323
G-Tekt Corp.	301,048	4,323
Belluna Co. Ltd.	758,909	4,312
Fukui Bank Ltd.	284,711	4,298
Rheon Automatic Machinery Co. Ltd.	319,710	4,298
Daido Metal Co. Ltd.	694,433	4,298
LEC Inc.	387,214	4,287
Optorun Co. Ltd.	163,648	4,283
ZIGExN Co. Ltd.	957,702	4,260
St. Marc Holdings Co. Ltd.	203,548	4,259
Tayca Corp.	247,018	4,259
Nissei ASB Machine Co. Ltd.	125,987	4,254
SWCC Showa Holdings Co. Ltd.	338,946	4,206
Alpen Co. Ltd.	280,064	4,199
J-Oil Mills Inc.	111,542	4,194
Mie Kotsu Group Holdings Inc.	772,399	4,193
Marusan Securities Co. Ltd.	877,857	4,177
Tokyo Kiraboshi Financial Group Inc.	363,618	4,165
Kenko Mayonnaise Co. Ltd.	185,646	4,160
Daiwa Industries Ltd.	393,781	4,150
Dai-Dan Co. Ltd.	170,931	4,144
Sumitomo Riko Co. Ltd.	526,284	4,131
Stella Chemifa Corp.	150,074	4,131
Riken Corp.	127,807	4,118
OSAKA Titanium Technologies Co. Ltd.	324,137	4,104
KAWADA TECHNOLOGIES Inc.	70,326	4,092
Anest Iwata Corp.	449,589	4,090
^ Yamashin-Filter Corp.	590,221	4,090
^ Toa Corp.	285,997	4,071
^ BrainPad Inc.	72,100	4,062
OSJB Holdings Corp.	1,645,170	4,059
^ RPA Holdings Inc.	426,103	4,030
Toho Titanium Co. Ltd.	526,224	4,029
Yonex Co. Ltd.	625,142	4,022
Intage Holdings Inc.	497,447	4,006
Advan Co. Ltd.	337,210	3,965
Amuse Inc.	153,470	3,951
Union Tool Co.	139,221	3,945
Tachibana Eletech Co. Ltd.	241,365	3,939
ES-Con Japan Ltd.	458,062	3,925
Akita Bank Ltd.	215,034	3,920
Krosaki Harima Corp.	66,053	3,918
Sanyo Electric Railway Co. Ltd.	202,538	3,914
Pasona Group Inc.	307,592	3,892
Arcland Sakamoto Co. Ltd.	353,583	3,888
Yorozu Corp.	295,383	3,880
Toho Zinc Co. Ltd.	226,424	3,876
Akatsuki Inc.	84,771	3,868
Riken Vitamin Co. Ltd.	107,668	3,868
Tsukui Corp.	741,360	3,866
JAC Recruitment Co. Ltd.	252,183	3,851
Aichi Bank Ltd.	124,893	3,844
Shindengen Electric Manufacturing Co. Ltd.	125,592	3,828
Nippon Chemi-Con Corp.	253,177	3,827
Alconix Corp.	313,382	3,823
Denyo Co. Ltd.	200,944	3,816

	Nichiden Corp.	203,824	3,811
*,^	W-Scope Corp.	462,406	3,781
	Daiken Corp.	221,185	3,780
	Neturen Co. Ltd.	488,800	3,773
	Daiichi Jitsugyo Co. Ltd.	118,504	3,769
	Yamanashi Chuo Bank Ltd.	415,512	3,762
	Dai Nippon Toryo Co. Ltd.	365,933	3,753
	Sagami Holdings Corp.	296,707	3,748
	Godo Steel Ltd.	143,551	3,722
*,^	KLab Inc.	521,104	3,716
	Elan Corp.	240,900	3,714
	Fujiya Co. Ltd.	185,159	3,710
	Matsuya Co. Ltd.	553,268	3,699
	Toyo Corp.	323,351	3,687
	Iino Kaiun Kaisha Ltd.	1,133,917	3,673
	Poletowin Pitcrew Holdings Inc.	442,558	3,653
	Furuno Electric Co. Ltd.	371,960	3,651
	CI Takiron Corp.	577,955	3,632
	Cosel Co. Ltd.	351,891	3,632
	Arakawa Chemical Industries Ltd.	262,036	3,622
	Sumitomo Seika Chemicals Co. Ltd.	127,107	3,621
	Nippon Prologis REIT Inc.	1,255	3,608
	Towa Corp.	397,877	3,587
	CMK Corp.	760,079	3,586
	Eagle Industry Co. Ltd.	403,097	3,585
	Cawachi Ltd.	183,451	3,576
	Shinko Shoji Co. Ltd.	465,928	3,563
	Tenma Corp.	196,911	3,539
	OPT Holding Inc.	251,915	3,531
	Oyo Corp.	277,967	3,524
	CONEXIO Corp.	240,805	3,510
	Kyosan Electric Manufacturing Co. Ltd.	688,289	3,494
	Xebio Holdings Co. Ltd.	328,037	3,490
	Mitsubishi Research Institute Inc.	87,913	3,450
	Nitto Kohki Co. Ltd.	159,616	3,442
	Fukui Computer Holdings Inc.	112,766	3,434
	YAKUODO Holdings Co. Ltd.	169,449	3,394
	Mitsuba Corp.	577,430	3,387
	Nittetsu Mining Co. Ltd.	83,176	3,381
*	Istyle Inc.	789,380	3,379
*	Unitika Ltd.	852,780	3,355
^	Link And Motivation Inc.	699,721	3,344
	WATAMI Co. Ltd.	284,558	3,331
	GLOBERIDE Inc.	155,523	3,325
	Achilles Corp.	208,580	3,305
	Nihon Chouzai Co. Ltd.	93,927	3,304
	Rock Field Co. Ltd.	250,205	3,295
^	Sanoh Industrial Co. Ltd.	348,786	3,272
	PIA Corp.	82,372	3,272
^	BRONCO BILLY Co. Ltd.	138,594	3,271
	Gurunavi Inc.	402,469	3,269
^	Change Inc.	117,946	3,256
	Towa Bank Ltd.	442,129	3,231
	ASKA Pharmaceutical Co. Ltd.	287,087	3,228
	Toa Corp.	313,410	3,228
	Honeys Holdings Co. Ltd.	257,827	3,227
	Katakura Industries Co. Ltd.	283,884	3,222

Juki Corp.	463,658	3,205
Kamei Corp.	314,350	3,191
Nihon Nohyaku Co. Ltd.	624,018	3,179
Sumida Corp.	324,712	3,172
Icom Inc.	137,187	3,168
Feed One Co. Ltd.	1,921,852	3,162
Kyokuyo Co. Ltd.	121,905	3,162
Aisan Industry Co. Ltd.	489,374	3,154
Osaki Electric Co. Ltd.	549,809	3,147
Riken Technos Corp.	707,439	3,145
Kintetsu Department Store Co. Ltd.	94,956	3,107
Shinnihon Corp.	373,102	3,106
Toenec Corp.	85,710	3,094
BeNEXT Group Inc.	301,180	3,081
JDC Corp.	562,700	3,070
Moriroku Holdings Co. Ltd.	153,400	3,063
Nippon Parking Development Co. Ltd.	2,306,092	3,035
^ Ministop Co. Ltd.	213,432	3,013
Yurtec Corp.	500,618	3,003
Hochiki Corp.	214,891	2,990
Fudo Tetra Corp.	196,964	2,973
Chori Co. Ltd.	149,943	2,940
^ RS Technologies Co. Ltd.	114,770	2,940
Nichiban Co. Ltd.	186,269	2,933
^ Tri Chemical Laboratories Inc.	30,700	2,914
Warabeya Nichiyo Holdings Co. Ltd.	176,364	2,908
Kasai Kogyo Co. Ltd.	392,286	2,908
Tatsuta Electric Wire and Cable Co. Ltd.	551,918	2,906
JSP Corp.	165,467	2,884
Nagatanien Holdings Co. Ltd.	145,466	2,875
Komatsu Matere Co. Ltd.	419,725	2,862
Ichiyoshi Securities Co. Ltd.	514,530	2,858
Hodogaya Chemical Co. Ltd.	84,223	2,854
Industrial & Infrastructure Fund Investment Corp.	1,855	2,846
Fukuda Corp.	64,229	2,844
Itochu-Shokuhin Co. Ltd.	61,699	2,834
Teikoku Electric Manufacturing Co. Ltd.	223,851	2,803
SB Technology Corp.	127,900	2,800
^ Shinwa Co. Ltd.	138,567	2,786
GCA Corp.	328,099	2,774
Koatsu Gas Kogyo Co. Ltd.	379,296	2,772
^ YA-MAN Ltd.	460,391	2,746
Iseki & Co. Ltd.	207,420	2,718
Kurimoto Ltd.	141,387	2,718
Chukyo Bank Ltd.	132,941	2,718
Nisso Corp.	294,798	2,717
Itoki Corp.	621,625	2,716
Japan Transcity Corp.	616,644	2,712
WDB Holdings Co. Ltd.	111,089	2,704
Kyodo Printing Co. Ltd.	99,441	2,704
* Nippon Sharyo Ltd.	99,128	2,699
Marvelous Inc.	420,282	2,670
Chiyoda Integre Co. Ltd.	142,891	2,669
Toyo Kanetsu KK	133,244	2,657
Aiphone Co. Ltd.	170,492	2,641
* Nippon Denko Co. Ltd.	1,802,909	2,641
Keiyo Co. Ltd.	535,020	2,638

^	Dai-ichi Seiko Co. Ltd.	119,166	2,620
	Studio Alice Co. Ltd.	148,173	2,616
	Nihon Tokushu Toryo Co. Ltd.	221,017	2,608
	Fuji Pharma Co. Ltd.	206,763	2,602
	ASAHI YUKIZAI Corp.	168,079	2,596
	Roland DG Corp.	142,895	2,584
	Kanagawa Chuo Kotsu Co. Ltd.	69,470	2,575
*	Akebono Brake Industry Co. Ltd.	1,256,824	2,563
*,^	Gunosy Inc.	232,543	2,560
	NS United Kaiun Kaisha Ltd.	140,452	2,560
^	Genky DrugStores Co. Ltd.	141,363	2,558
	Kanaden Corp.	210,632	2,557
	Tochigi Bank Ltd.	1,404,572	2,556
	Hisaka Works Ltd.	307,831	2,544
^	Taki Chemical Co. Ltd.	63,146	2,533
	Sparx Group Co. Ltd.	1,053,100	2,532
	Japan Meat Co. Ltd.	122,100	2,520
	Melco Holdings Inc.	104,489	2,516
	Elematec Corp.	223,611	2,513
	Kato Works Co. Ltd.	168,592	2,511
	F@N Communications Inc.	611,474	2,480
^	Kourakuen Holdings Corp.	144,793	2,468
	Michinoku Bank Ltd.	193,349	2,455
	K&O Energy Group Inc.	167,509	2,452
*,^	Open Door Inc.	201,512	2,447
	Ryoden Corp.	162,826	2,446
	CMIC Holdings Co. Ltd.	155,380	2,444
	Tsukuba Bank Ltd.	1,291,375	2,428
	Meiko Network Japan Co. Ltd.	276,767	2,423
	Nihon Trim Co. Ltd.	60,598	2,420
	Nippon Beet Sugar Manufacturing Co. Ltd.	140,228	2,419
^	Onoken Co. Ltd.	195,513	2,410
	PC Depot Corp.	448,815	2,407
	CTS Co. Ltd.	373,184	2,371
	FIDEA Holdings Co. Ltd.	2,126,568	2,364
	Halows Co. Ltd.	94,231	2,357
	Yahagi Construction Co. Ltd.	308,151	2,349
	Shimizu Bank Ltd.	125,672	2,349
	Shibusawa Warehouse Co. Ltd.	121,888	2,346
	Yomiuri Land Co. Ltd.	59,737	2,343
	Alpha Systems Inc.	90,849	2,341
	JP-Holdings Inc.	805,049	2,326
	Nissin Corp.	151,049	2,324
	Happinet Corp.	192,256	2,313
	Aichi Corp.	352,677	2,309
	Sekisui Plastics Co. Ltd.	326,560	2,299
	Yushin Precision Equipment Co. Ltd.	271,460	2,286
	ST Corp.	151,184	2,284
^	Airtrip Corp.	154,074	2,278
	Mars Group Holdings Corp.	126,872	2,277
	Shin Nippon Air Technologies Co. Ltd.	120,591	2,276
	Weathernews Inc.	64,311	2,256
	Aeon Fantasy Co. Ltd.	105,724	2,253
	Hito Communications Holdings Inc.	136,888	2,251
	Maezawa Kasei Industries Co. Ltd.	211,667	2,242
	World Holdings Co. Ltd.	147,153	2,224
	Wowow Inc.	88,708	2,198

	Hokkan Holdings Ltd.	123,517	2,195
	Sankyo Seiko Co. Ltd.	405,575	2,187
	Japan Best Rescue System Co. Ltd.	247,936	2,185
	Space Value Holdings Co. Ltd.	435,708	2,181
*	COOKPAD Inc.	726,794	2,179
	CAC Holdings Corp.	167,620	2,172
^	Daikokutenbussan Co. Ltd.	65,975	2,154
^	Asahi Co. Ltd.	178,620	2,148
	Bank of Saga Ltd.	151,498	2,146
	France Bed Holdings Co. Ltd.	245,327	2,140
	Jimoto Holdings Inc.	2,207,154	2,134
	SMK Corp.	74,776	2,130
	Daisyo Corp.	139,564	2,114
*	Sanden Holdings Corp.	351,014	2,095
	Matsuda Sangyo Co. Ltd.	147,577	2,094
	Maezawa Kyuso Industries Co. Ltd.	98,844	2,093
	Fujita Kanko Inc.	86,522	2,092
	Osaka Steel Co. Ltd.	142,741	2,059
	Pronexus Inc.	187,137	2,043
	SRA Holdings	87,688	2,038
	Kyokuto Securities Co. Ltd.	298,613	2,034
	Kitagawa Corp.	101,592	2,027
	Hakuto Co. Ltd.	174,148	2,021
^	Pepper Food Service Co. Ltd.	228,298	2,018
	MTI Ltd.	320,141	2,016
	Central Sports Co. Ltd.	71,615	2,016
	Hokkaido Gas Co. Ltd.	134,361	2,010
	Japan Cash Machine Co. Ltd.	265,007	1,995
	Tomoku Co. Ltd.	117,704	1,991
	Sinanen Holdings Co. Ltd.	106,780	1,990
	Torishima Pump Manufacturing Co. Ltd.	249,034	1,981
	Tokyo Individualized Educational Institute Inc.	301,192	1,975
	Mitsui Matsushima Holdings Co. Ltd.	186,734	1,963
	Rokko Butter Co. Ltd.	131,550	1,959
	Nissin Sugar Co. Ltd.	106,209	1,943
	Chiba Kogyo Bank Ltd.	605,436	1,937
	Kansai Super Market Ltd.	208,163	1,933
	Corona Corp. Class A	205,621	1,929
*,^	Medical Data Vision Co. Ltd.	261,874	1,929
	Tokyo Energy & Systems Inc.	236,862	1,908
	NEC Capital Solutions Ltd.	81,979	1,864
	Artnature Inc.	258,437	1,849
	Chuetsu Pulp & Paper Co. Ltd.	131,026	1,848
	Taisei Lamick Co. Ltd.	71,125	1,838
	Jamco Corp.	147,759	1,827
*	KNT-CT Holdings Co. Ltd.	151,575	1,821
	Sac's Bar Holdings Inc.	230,758	1,808
^	CHIMNEY Co. Ltd.	84,529	1,800
*	FDK Corp.	215,887	1,794
	Tsutsumi Jewelry Co. Ltd.	92,571	1,794
	Zuiko Corp.	46,215	1,791
^	Shin Nippon Biomedical Laboratories Ltd.	318,231	1,767
	Kojima Co. Ltd.	366,775	1,765
*,^	Toa Oil Co. Ltd.	84,268	1,744
	Fujitsu Frontech Ltd.	141,187	1,739
^	Tokyo Rope Manufacturing Co. Ltd.	172,923	1,737
*	Toyo Engineering Corp.	336,319	1,734

^	Sanei Architecture Planning Co. Ltd.	126,502	1,730
	Namura Shipbuilding Co. Ltd.	779,503	1,726
^	Toho Co. Ltd.	103,261	1,695
	Kita-Nippon Bank Ltd.	86,793	1,694
	Seika Corp.	138,796	1,625
*	Sanyo Shokai Ltd.	142,536	1,620
^	Ohara Inc.	146,575	1,607
	Okura Industrial Co. Ltd.	99,172	1,588
	Chuo Spring Co. Ltd.	57,028	1,583
^	Tokyo Rakutenchi Co. Ltd.	28,776	1,581
	Media Do Holdings Co. Ltd.	54,200	1,567
	Tokyo Electron Device Ltd.	67,313	1,551
^	Linical Co. Ltd.	157,320	1,544
	Tv Tokyo Holdings Corp.	72,015	1,534
	Yushiro Chemical Industry Co. Ltd.	120,366	1,490
	T RAD Co. Ltd.	88,693	1,485
	Fuji Oil Co. Ltd.	715,197	1,475
	Mitsui Fudosan Logistics Park Inc.	302	1,464
*	Remixpoint Inc.	932,862	1,442
	Cleanup Corp.	232,828	1,434
	Mitsubishi Paper Mills Ltd.	340,939	1,416
	Fuso Pharmaceutical Industries Ltd.	77,596	1,378
	Toli Corp.	502,795	1,354
	Takaoka Toko Co. Ltd.	128,864	1,327
*,^	Funai Electric Co. Ltd.	221,600	1,318
	Nippon Coke & Engineering Co. Ltd.	1,820,854	1,315
	Raksul Inc.	42,000	1,309
	Gun-Ei Chemical Industry Co. Ltd.	57,964	1,280
	Mitsubishi Steel Manufacturing Co. Ltd.	139,514	1,270
*,^	Tokyo Base Co. Ltd.	271,806	1,264
	Wellnet Corp.	209,500	1,259
	Kitano Construction Corp.	54,578	1,254
	Fujikura Kasei Co. Ltd.	253,903	1,251
^	Ateam Inc.	144,104	1,222
	Gecoss Corp.	121,738	1,188
	Inaba Seisakusho Co. Ltd.	93,742	1,169
	Japan Medical Dynamic Marketing Inc.	54,500	1,153
	Takamiya Co. Ltd.	196,632	1,149
*,^	Tateru Inc.	607,232	1,145
	Taiho Kogyo Co. Ltd.	169,769	1,121
	Atsugi Co. Ltd.	152,197	1,104
	Daikoku Denki Co. Ltd.	73,852	1,085
	Nihon Yamamura Glass Co. Ltd.	96,693	1,075
*	Aplus Financial Co. Ltd.	1,233,355	1,060
	Shimojima Co. Ltd.	101,235	1,046
	Airport Facilities Co. Ltd.	207,259	1,040
^	Takihyo Co. Ltd.	58,777	1,020
	Nakayama Steel Works Ltd.	202,414	911
	Paris Miki Holdings Inc.	280,897	889
*,^	Laox Co. Ltd.	377,859	859
	Fields Corp.	166,891	851
^	Right On Co. Ltd.	150,295	817
	Sumitomo Precision Products Co. Ltd.	26,951	790
	TechMatrix Corp.	29,900	712
	G-7 Holdings Inc.	27,200	616
	Proto Corp.	48,900	614
	Atrae Inc.	17,000	563

Maxvalu Tokai Co. Ltd.	8,100	172
		68,099,700
Kuwait (0.2%)
National Bank of Kuwait SAKP	99,304,311	342,439
Kuwait Finance House KSCP	59,311,071	163,219
Ahli United Bank BSC	76,371,745	85,291
Mobile Telecommunications Co. KSC	34,538,715	65,435
Agility Public Warehousing Co. KSC	15,191,268	42,369
Gulf Bank KSCP	29,241,046	29,980
Boubyan Bank KSCP	13,644,893	29,004
Humansoft Holding Co. KSC	1,579,095	16,158
Boubyan Petrochemicals Co. KSCP	6,148,866	13,673
National Industries Group Holding SAK	16,531,532	13,257
* Warba Bank KSCP	13,697,656	12,553
Burgan Bank SAK	11,699,396	11,721
Kuwait International Bank KSCP	9,696,778	8,989
Kuwait Projects Co. Holding KSCP	9,129,385	6,309
Alimtiaz Investment Group KSC	11,632,821	4,966
Integrated Holding Co. KCSC	2,389,630	4,400
Mezzan Holding Co. KSCC	1,883,221	3,000
		852,763
Luxembourg (0.0%)
2 B&S Group Sarl	374,754	3,797

Malaysia (0.6%)
Public Bank Bhd. (Local)	50,802,345	229,735
Malayan Banking Bhd.	98,862,013	202,888
Tenaga Nasional Bhd.	64,026,429	193,824
CIMB Group Holdings Bhd.	115,317,030	138,288
Axiata Group Bhd.	72,960,735	76,202
Sime Darby Plantation Bhd.	58,794,192	72,467
Petronas Chemicals Group Bhd.	46,656,203	70,189
IHH Healthcare Bhd.	48,936,477	67,773
DiGi.Com Bhd.	60,509,680	62,122
Dialog Group Bhd.	74,530,980	59,232
IOI Corp. Bhd.	52,491,838	57,848
Maxis Bhd.	44,626,161	57,518
Genting Bhd.	37,765,520	50,523
PPB Group Bhd.	11,048,045	50,055
Petronas Gas Bhd.	12,757,993	49,756
MISC Bhd.	23,820,559	44,500
Kuala Lumpur Kepong Bhd.	7,756,731	43,011
Hong Leong Bank Bhd.	10,474,475	40,742
Top Glove Corp. Bhd.	27,765,258	39,542
RHB Bank Bhd.	27,702,369	38,475
Press Metal Aluminium Holdings Bhd.	31,172,294	36,946
Nestle Malaysia Bhd.	1,032,370	36,287
Hartalega Holdings Bhd.	24,413,038	35,198
Genting Malaysia Bhd.	45,998,919	33,720
Gamuda Bhd.	35,628,617	33,401
Sime Darby Bhd.	58,061,774	30,762
AMMB Holdings Bhd.	31,424,520	28,269
IJM Corp. Bhd.	50,777,521	26,085
Petronas Dagangan Bhd.	4,734,640	25,584
QL Resources Bhd.	11,872,443	24,024
Malaysia Airports Holdings Bhd.	14,666,362	24,018

HAP Seng Consolidated Bhd.	8,959,481	21,254
Telekom Malaysia Bhd.	18,836,277	17,689
Carlsberg Brewery Malaysia Bhd.	2,132,881	16,973
Westports Holdings Bhd.	17,350,541	16,653
YTL Corp. Bhd.	71,847,497	15,646
Inari Amertron Bhd.	36,641,917	15,491
Hong Leong Financial Group Bhd.	3,722,732	14,651
Genting Plantations Bhd.	5,375,503	13,687
Fraser & Neave Holdings Bhd.	1,697,808	13,608
IGB REIT	27,509,833	12,871
Kossan Rubber Industries	10,070,843	12,004
Sunway REIT	26,742,314	11,869
Yinson Holdings Bhd.	7,677,813	11,568
Bursa Malaysia Bhd.	8,324,608	11,234
Sunway Bhd.	25,191,740	11,028
Sime Darby Property Bhd.	57,546,024	10,914
Alliance Bank Malaysia Bhd.	18,084,653	10,756
Serba Dinamik Holdings Bhd.	18,006,996	9,843
TIME dotCom Bhd.	4,211,528	9,508
My EG Services Bhd.	37,357,321	9,403
* FGV Holdings Bhd.	31,820,250	9,320
UMW Holdings Bhd.	9,625,636	9,175
AirAsia Group Bhd.	26,288,654	9,132
Sapura Energy Bhd.	147,822,568	8,771
Frontken Corp. Bhd.	15,304,300	8,653
IOI Properties Group Bhd.	29,973,995	8,510
KPJ Healthcare Bhd.	33,210,767	7,927
DRB-Hicom Bhd.	14,211,317	7,817
Malakoff Corp. Bhd.	37,598,813	7,492
Berjaya Sports Toto Bhd.	11,424,506	7,031
2 Astro Malaysia Holdings Bhd.	23,520,464	6,856
SP Setia Bhd Group	21,388,278	6,805
VS Industry Bhd.	20,719,898	6,766
British American Tobacco Malaysia Bhd.	2,346,169	6,730
Scientex Bhd.	3,028,508	6,687
Magnum Bhd.	10,737,290	6,669
Malaysian Resources Corp. Bhd.	38,999,801	6,336
Supermax Corp. Bhd.	13,804,244	5,961
Malaysia Building Society Bhd.	30,204,884	5,850
* Velesto Energy Bhd.	61,563,712	5,149
Pavilion REIT	11,381,425	4,743
Bermaz Auto Bhd.	10,488,901	4,720
* Bumi Armada Bhd.	54,863,505	4,704
2 Lotte Chemical Titan Holding Bhd.	8,609,847	4,299
* Malayan Cement Bhd.	5,193,107	4,044
Padini Holdings Bhd.	4,959,745	4,002
Cahya Mata Sarawak Bhd.	7,493,570	3,928
AEON Credit Service M Bhd.	1,118,838	3,541
* WCT Holdings Bhd.	16,288,421	3,027
* Berjaya Corp. Bhd.	51,156,355	2,980
Sunway Construction Group Bhd.	6,745,934	2,971
* UEM Sunrise Bhd.	20,092,955	2,922
Leong Hup International Bhd.	13,935,200	2,600
Muhibbah Engineering M Bhd.	5,505,045	2,272
Unisem M Bhd.	3,971,527	2,146
Pos Malaysia Bhd.	5,817,990	2,030
YTL Power International Bhd.	9,811,469	1,791

*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	4,140,150	748
*	AirAsia X Bhd.	23,707,796	747
	Pentamaster Corp. Bhd.	388,500	461
	Serba Dinamik Holdings Bhd. Warrants Exp. 05/12/2024	5,144,856	421
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	12,999,819	365
*	Sunway Bhd. Warrants Exp. 12/31/2024	2,118,838	204
	Mega First Corp. Bhd.	105,300	133
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	2,634,201	129
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	741,960	41
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	1,716,558	8
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	1,594,005	4
*	KNM Group Bhd. Warrants Exp. 04/21/2020	1,085,088	3
*,§	AirAsia X Bhd. Warrants Exp. 06/08/2020	1,955,625	2
*,§	Mah Sing Group Warrants Exp. 01/15/2026	895,021	1
*,§	RHB CAPITAL Bhd.	9,155,400	—
			2,453,258
Malta (0.0%)
*,§	BGP Holdings PLC Rights	17,449,685	—

Mexico (0.7%)
	America Movil SAB de CV	447,876,329	371,897
	Fomento Economico Mexicano SAB de CV	34,276,506	309,052
	Grupo Financiero Banorte SAB de CV	45,912,855	282,079
	Wal-Mart de Mexico SAB de CV	84,065,674	244,026
	Grupo Mexico SAB de CV	58,555,646	156,372
	Cemex SAB de CV	230,011,165	92,513
	Fibra Uno Administracion SA de CV	49,491,651	81,222
	Grupo Televisa SAB	35,330,819	78,214
	Grupo Elektra SAB DE CV	1,047,066	76,645
	Grupo Bimbo SAB de CV Class A	38,561,454	68,999
	Grupo Aeroportuario del Sureste SAB de CV Class B	3,320,047	63,793
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,129,292	63,396
	Coca-Cola Femsa SAB de CV	8,500,566	51,708
	Grupo Financiero Inbursa SAB de CV	36,910,621	41,979
	Grupo Aeroportuario del Centro Norte SAB de CV	5,256,652	40,024
	Infraestructura Energetica Nova SAB de CV	8,448,231	39,685
	Orbia Advance Corp. SAB de CV	16,814,779	39,342
	Alfa SAB de CV Class A	49,711,604	37,201
	Arca Continental SAB de CV	6,440,729	36,475
	Promotora y Operadora de Infraestructura SAB de CV	3,333,721	35,967
	Gruma SAB de CV Class B	3,301,747	35,087
	Kimberly-Clark de Mexico SAB de CV Class A	13,726,969	28,310
	Grupo Carso SAB de CV	7,750,068	27,944
	Regional SAB de CV	3,779,294	21,643
	Industrias Penoles SAB de CV	2,018,561	21,085
*	Alsea SAB de CV	8,598,460	20,823
	Gentera SAB de CV	18,304,896	20,615
	PLA Administradora Industrial S de RL de CV	12,465,410	20,240
2	Banco del Bajio SA	11,535,207	19,022
	Megacable Holdings SAB de CV	5,020,408	18,681
	Corp Inmobiliaria Vesta SAB de CV	9,366,872	17,162
	Becle SAB de CV	8,947,013	16,591
2	Macquarie Mexico Real Estate Management SA de CV	12,167,508	16,485
	El Puerto de Liverpool SAB de CV	3,110,349	16,434
	Bolsa Mexicana de Valores SAB de CV	6,971,267	16,056
*	Controladora Vuela Cia de Aviacion SAB de CV	11,655,106	15,205

*	Telesites SAB de CV	20,286,515	14,923
*	Genomma Lab Internacional SAB de CV	11,981,251	14,191
	Qualitas Controladora SAB de CV	3,082,297	13,852
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
	Santander	9,561,042	13,707
	Grupo Cementos de Chihuahua SAB de CV	2,589,395	13,419
	Prologis Property Mexico SA de CV	5,390,785	11,928
	Industrias Bachoco SAB de CV	2,636,508	10,575
2	GMexico Transportes SAB de CV	6,799,275	9,957
*	La Comer SAB de CV	7,869,856	9,904
	Grupo Lala SAB de CV	9,169,882	8,221
	Grupo Aeroportuario del Pacifico SAB de CV ADR	64,766	8,010
	Cemex SAB de CV ADR	1,660,129	6,707
	Grupo Herdez SAB de CV	3,289,782	6,527
	Grupo Comercial Chedraui SA de CV	4,658,646	6,132
	Concentradora Fibra Danhos SA de CV	3,931,165	6,035
	Alpek SAB de CV	6,292,720	5,901
	Credito Real SAB de CV SOFOM ER	3,866,513	4,829
*	Hoteles City Express SAB de CV	5,609,956	4,168
*	Axtel SAB de CV	24,073,505	4,077
2	Nemak SAB de CV	9,171,726	3,801
*	Grupo GICSA SAB de CV	8,330,498	3,051
	Unifin Financiera SAB de CV	1,548,222	2,367
	Consorcio ARA SAB de CV	10,355,204	2,280
	Promotora y Operadora de Infraestructura SAB de CV Class L	274,290	2,066
	Grupo Rotoplas SAB de CV	2,398,639	2,010
			2,730,610
Netherlands (2.3%)
	ASML Holding NV	6,530,884	1,832,816
	Unilever NV	23,686,292	1,382,152
	ING Groep NV	63,583,956	690,346
	Koninklijke Philips NV	14,736,090	674,877
	Prosus NV	7,051,004	508,616
	Heineken NV	3,841,062	417,936
	Koninklijke Ahold Delhaize NV	16,671,932	409,155
*,2	Adyen NV	431,618	396,618
	Koninklijke DSM NV	2,863,221	348,471
	RELX plc (XAMS)	12,762,039	337,824
	Wolters Kluwer NV	4,309,806	323,847
	Akzo Nobel NV	3,406,531	321,467
	NN Group NV	5,509,203	191,217
	Heineken Holding NV	1,722,219	169,256
	Koninklijke KPN NV	53,946,508	151,150
2	ABN AMRO Bank NV	6,753,146	117,542
	Aegon NV	28,739,089	116,391
2	Takeaway.com NV (XLON)	1,131,342	105,558
	Randstad NV	1,792,989	102,983
	ASM International NV	796,150	96,754
	ASR Nederland NV	2,277,835	84,756
	IMCD NV	859,607	74,226
	Aalberts NV	1,578,452	68,916
2	Signify NV	2,067,210	68,894
*	Altice Europe NV	9,897,227	63,611
*,^,2 Takeaway.com NV (XAMS)		630,707	59,369
	Koninklijke Vopak NV	1,084,970	58,096
	BE Semiconductor Industries NV	1,178,022	49,874
	SBM Offshore NV	2,665,259	45,852

	TKH Group NV	687,291	36,334
	Corbion NV	937,613	32,475
^	Boskalis Westminster	1,356,267	31,722
*	OCI NV	1,571,483	27,071
	Arcadis NV	1,173,575	26,658
2	Intertrust NV	1,403,404	24,975
2	GrandVision NV	789,197	24,178
*,2	Basic-Fit NV	558,697	20,670
	Eurocommercial Properties NV	778,995	19,481
	Sligro Food Group NV	528,374	15,103
^	PostNL NV	7,580,187	13,985
	NSI NV	250,899	13,698
*,^	Fugro NV	1,296,228	13,614
^	Wereldhave NV	685,600	12,597
	TomTom NV	1,135,833	12,328
	Accell Group NV	387,606	11,986
	Koninklijke BAM Groep NV	4,092,255	11,268
^	AMG Advanced Metallurgical Group NV	494,969	11,255
2	Flow Traders	454,585	10,617
	Koninklijke Volkerwessels NV	409,463	9,928
	Vastned Retail NV	269,379	7,257
2	NIBC Holding NV	498,887	4,566
	ForFarmers NV	536,044	3,504
^	Brunel International NV	291,106	2,670
	Pharming Group NV	1,016,044	1,488
*	Altice Europe NV Class B	66	—
*,^,§ SRH NV		672,039	—
			9,667,998
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	9,299,314	139,107
*	a2 Milk Co. Ltd.	11,896,889	113,986
	Spark New Zealand Ltd.	30,443,201	91,182
	Auckland International Airport Ltd.	15,527,083	86,426
*	Xero Ltd.	1,508,336	85,022
	Ryman Healthcare Ltd.	6,753,505	71,599
	Meridian Energy Ltd.	20,214,349	69,466
	Contact Energy Ltd.	11,810,247	56,531
	Fletcher Building Ltd. (XNZE)	13,298,453	47,466
	Mercury NZ Ltd.	11,060,210	37,261
	Mainfreight Ltd.	1,271,500	33,944
	Chorus Ltd.	7,207,917	30,309
	Goodman Property Trust	17,736,239	26,522
	Infratil Ltd.	7,339,607	25,627
	SKYCITY Entertainment Group Ltd.	10,808,349	25,320
	Kiwi Property Group Ltd.	23,030,627	23,219
	EBOS Group Ltd.	1,498,691	23,004
	Summerset Group Holdings Ltd.	3,482,925	19,974
	Z Energy Ltd.	5,988,034	17,149
	Precinct Properties New Zealand Ltd.	14,081,791	17,053
	Genesis Energy Ltd.	7,952,718	16,127
	Air New Zealand Ltd.	8,211,077	14,914
	Freightways Ltd.	2,427,651	13,465
	Metlifecare Ltd.	2,866,940	12,709
	Argosy Property Ltd.	12,466,127	11,488
	Vital Healthcare Property Trust	5,874,383	10,534
^	Pushpay Holdings Ltd.	3,216,776	9,289
	Vector Ltd.	3,655,828	8,583

*	Synlait Milk Ltd.	1,490,990	8,418
	Heartland Group Holdings Ltd.	6,007,000	7,231
	Kathmandu Holdings Ltd.	3,679,474	7,071
*	Restaurant Brands New Zealand Ltd.	731,568	6,303
	Scales Corp. Ltd.	1,526,975	4,677
^	Tourism Holdings Ltd.	2,184,289	4,196
	SKY Network Television Ltd.	6,519,670	2,905
	New Zealand Refining Co. Ltd.	2,457,757	2,582
^	Fletcher Building Ltd. (XASX)	374,222	1,326
			1,181,985
Norway (0.5%)
	DNB ASA	17,052,545	298,122
	Equinor ASA	16,065,314	289,940
	Telenor ASA	10,573,084	191,067
	Mowi ASA	6,943,600	165,617
	Orkla ASA	12,489,403	120,570
	Yara International ASA	2,841,988	103,208
	Norsk Hydro ASA	21,841,863	68,263
	Gjensidige Forsikring ASA	2,739,808	59,712
	Storebrand ASA	7,682,000	59,019
	Bakkafrost P/F	753,539	53,614
	TOMRA Systems ASA	1,787,309	52,609
	Aker BP ASA	1,772,822	49,936
	TGS NOPEC Geophysical Co. ASA	1,902,511	48,358
	Schibsted ASA Class A	1,574,410	47,409
2	Entra ASA	2,753,511	46,991
	Adevinta ASA	3,597,624	43,895
	SALMAR ASA	855,959	41,866
	Subsea 7 SA	3,819,300	40,832
	Schibsted ASA Class B	1,310,993	37,031
	SpareBank 1 SR-Bank ASA	2,821,210	30,014
	Leroy Seafood Group ASA	4,234,315	27,473
*	Norwegian Finans Holding ASA	2,553,604	26,093
2	Scatec Solar ASA	1,494,112	25,457
	Aker ASA	398,377	21,971
	SpareBank 1 SMN	1,975,835	21,797
	Veidekke ASA	1,727,517	21,756
	Kongsberg Gruppen ASA	1,199,377	18,613
	Atea ASA	1,283,043	16,653
	Borregaard ASA	1,656,902	15,844
*	Nordic Semiconductor ASA	2,377,781	15,151
	Austevoll Seafood ASA	1,450,360	14,141
	Grieg Seafood ASA	891,543	13,662
	Frontline Ltd.	1,265,513	11,442
2	BW LPG Ltd.	1,311,727	10,559
	DNO ASA	10,320,907	10,243
2	Elkem ASA	4,066,601	10,179
*,^	PGS ASA	5,230,263	10,009
2	Sbanken ASA	1,223,411	9,297
	BW Offshore Ltd.	1,490,779	8,130
	Norway Royal Salmon ASA	270,926	6,904
^	Borr Drilling Ltd.	1,285,205	6,652
	Stolt-Nielsen Ltd.	445,284	5,745
	Sparebank 1 Oestlandet	529,984	5,612
*,2	Aker Solutions ASA	2,485,889	5,020
	Wallenius Wilhelmsen ASA	1,758,633	4,647
	Ocean Yield ASA	804,307	4,042

	NEL ASA	3,112,360	3,081
*,^	Norwegian Air Shuttle ASA	657,572	2,782
*	Akastor ASA	2,215,574	2,198
*,^,2 XXL ASA		1,616,645	2,061
	Hoegh LNG Holdings Ltd.	605,902	1,810
^	Seadrill Ltd.	1,044,876	1,398
§	XXL ASA Rights Exp.	177,595	44
			2,208,539
Other (0.2%)3
4	Vanguard FTSE Emerging Markets ETF	15,759,336	662,050

Pakistan (0.0%)
	Engro Corp. Ltd.	5,254,212	11,580
	Habib Bank Ltd.	10,934,799	11,553
	Pakistan Petroleum Ltd.	11,887,854	10,942
	Oil & Gas Development Co. Ltd.	12,146,036	10,816
	MCB Bank Ltd.	7,871,748	10,703
*	Hub Power Co. Ltd.	16,701,740	10,524
	Lucky Cement Ltd.	3,211,309	9,872
	Pakistan State Oil Co. Ltd.	5,994,213	8,063
	Bank Alfalah Ltd.	22,050,210	7,133
	Pakistan Oilfields Ltd.	2,480,278	6,788
	Fauji Fertilizer Co. Ltd.	9,913,629	6,737
	United Bank Ltd.	5,550,532	6,108
	Engro Fertilizers Ltd.	7,713,116	3,376
	Nishat Mills Ltd.	4,271,454	3,078
	SUI Northern Gas Pipeline	5,450,904	2,751
	Searle Co. Ltd.	1,531,484	1,888
	DG Khan Cement Co. Ltd.	3,680,911	1,779
*	National Bank of Pakistan	6,135,281	1,741
	Millat Tractors Ltd.	360,033	1,700
*	SUI Southern Gas Co. Ltd.	12,921,366	1,671
	Kot Addu Power Co. Ltd.	7,047,009	1,311
	Fauji Cement Co. Ltd.	7,436,507	800
	Pakistan Telecommunication Co. Ltd.	1,174,000	74
			130,988
Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	3,178,811	41,102
	Cia de Minas Buenaventura SAA	289,871	3,596
			44,698
Philippines (0.3%)
	SM Investments Corp.	7,922,557	150,679
	SM Prime Holdings Inc.	148,182,270	112,979
	BDO Unibank Inc.	32,286,403	93,763
	Ayala Land Inc.	113,784,806	92,621
	JG Summit Holdings Inc.	46,338,477	63,572
	Ayala Corp.	4,068,752	57,941
	Bank of the Philippine Islands	29,128,441	47,229
	International Container Terminal Services Inc.	17,774,492	45,315
	Universal Robina Corp.	14,329,957	40,832
	PLDT Inc.	1,876,601	36,508
	Metropolitan Bank & Trust Co.	29,245,240	32,938
	Security Bank Corp.	7,390,978	25,638
	Jollibee Foods Corp.	6,697,124	25,129
	GT Capital Holdings Inc.	1,607,341	21,309
	Manila Electric Co.	4,154,185	20,927

	Globe Telecom Inc.	475,834	17,702
	Robinsons Land Corp.	32,299,042	16,156
	Aboitiz Power Corp.	24,202,190	15,417
	San Miguel Corp.	5,596,550	15,347
	Megaworld Corp.	192,499,641	15,295
	San Miguel Food and Beverage Inc.	10,562,386	15,095
	Robinsons Retail Holdings Inc.	9,726,581	14,786
	Metro Pacific Investments Corp.	229,811,700	14,477
*	Alliance Global Group Inc.	65,669,248	13,930
	Puregold Price Club Inc.	14,875,855	11,140
	Bloomberry Resorts Corp.	55,359,144	9,784
	Vista Land & Lifescapes Inc.	65,221,423	8,987
	Wilcon Depot Inc.	23,641,492	8,765
	LT Group Inc.	43,634,676	8,431
	DMCI Holdings Inc.	68,708,463	8,219
	Semirara Mining & Power Corp.	17,684,935	7,629
	First Gen Corp.	19,023,834	7,586
	D&L Industries Inc.	32,938,302	5,710
	Manila Water Co. Inc.	19,288,657	4,610
	Filinvest Land Inc.	156,945,968	4,493
	Cebu Air Inc.	2,830,448	4,173
	Century Pacific Food Inc.	13,777,987	4,062
	Nickel Asia Corp.	47,213,285	2,653
*,2	CEMEX Holdings Philippines Inc.	75,788,319	2,110
§	Altus San Nicolas Corp.	622,128	64
*,§	Energy Development Corp.	41,300	6
			1,104,007
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	13,928,340	122,749
	Polski Koncern Naftowy ORLEN SA	5,062,673	98,775
	Powszechny Zaklad Ubezpieczen SA	9,164,557	94,952
	CD Projekt SA	1,019,512	73,985
	Bank Polska Kasa Opieki SA	2,572,322	65,616
*	KGHM Polska Miedz SA	2,228,254	52,377
	Santander Bank Polska SA	485,396	35,918
*,2	Dino Polska SA	789,863	33,067
	Grupa Lotos SA	1,618,454	32,119
	LPP SA	13,824	30,125
	Cyfrowy Polsat SA	4,268,614	29,920
	Polskie Gornictwo Naftowe i Gazownictwo SA	28,620,903	26,565
*	PGE Polska Grupa Energetyczna SA	11,912,429	21,147
*	mBank SA	207,778	19,910
*	Orange Polska SA	10,702,187	19,310
2	PLAY Communications SA	1,992,517	18,285
*	Bank Millennium SA	9,728,259	14,908
	Asseco Poland SA	890,080	14,658
*,^	AmRest Holdings SE	1,138,324	14,161
	CCC SA	462,915	11,543
	KRUK SA	260,103	10,989
*	Alior Bank SA	1,507,312	10,307
	Kernel Holding SA	774,168	9,388
	Budimex SA	178,646	8,501
	Bank Handlowy w Warszawie SA	558,012	8,116
	EPP NV	6,225,432	7,153
*	Enea SA	3,405,255	6,301
^	Eurocash SA	1,254,597	6,297
*	ENERGA SA	3,281,526	6,068

*	Tauron Polska Energia SA	14,893,802	5,713
	Warsaw Stock Exchange	458,296	4,943
*	Grupa Azoty SA	743,244	4,766
^	Jastrzebska Spolka Weglowa SA	861,450	4,166
*	Ciech SA	381,744	3,819
	PKP Cargo SA	421,189	1,926
	Lubelski Wegiel Bogdanka SA	153,317	1,179
*,§	getBACK SA	560,985	543
			930,265
Portugal (0.1%)
	EDP - Energias de Portugal SA	41,165,680	206,444
	Galp Energia SGPS SA	8,408,450	127,057
	Jeronimo Martins SGPS SA	3,962,096	68,180
	EDP Renovaveis SA	2,353,456	31,272
	Banco Comercial Portugues SA	128,663,626	27,292
	NOS SGPS SA	3,656,830	18,980
	REN - Redes Energeticas Nacionais SGPS SA	6,032,143	18,278
	Navigator Co. SA	4,590,363	16,473
	Sonae SGPS SA	15,312,304	14,244
	Altri SGPS SA	1,240,552	7,657
	CTT-Correios de Portugal SA	2,321,421	7,535
	Corticeira Amorim SGPS SA	617,892	7,410
	Semapa-Sociedade de Investimento e Gestao	336,492	4,688
	Mota-Engil SGPS SA	1,458,618	2,732
*	Banco Espirito Santo SA	19,970,703	50
			558,292
Qatar (0.3%)
	Qatar National Bank QPSC	72,725,410	406,701
	Industries Qatar QSC	32,606,459	88,954
	Qatar Islamic Bank SAQ	19,185,463	87,854
	Masraf Al Rayan QSC	61,292,335	69,185
	Qatar Fuel QSC	7,921,478	48,043
	Commercial Bank PSQC	32,690,342	42,841
	Mesaieed Petrochemical Holding Co.	69,807,835	41,899
	Qatar Electricity & Water Co. QSC	7,968,891	35,098
	Qatar International Islamic Bank QSC	12,159,927	31,233
	Barwa Real Estate Co.	30,438,014	29,483
	Qatar Gas Transport Co. Ltd.	44,869,980	29,241
	Ooredoo QPSC	13,444,863	25,599
	Qatar Insurance Co. SAQ	25,405,631	22,050
	DOHA BANK QPSC	24,662,507	18,521
	United Development Co. QSC	28,266,334	11,765
	Qatar Aluminum Manufacturing Co.	44,848,270	9,553
	Vodafone Qatar QSC	26,130,001	8,807
*	Gulf International Services QSC	13,944,390	5,945
	Al Meera Consumer Goods Co. QSC	1,234,536	5,340
	Medicare Group	2,190,660	5,004
*	Ezdan Holding Group QSC	25,000,150	4,255
			1,027,371
Russia (1.0%)
	Sberbank of Russia PJSC (Ordinary Shares)	165,836,384	653,472
	LUKOIL PJSC	6,153,893	629,110
	Gazprom PJSC	150,964,594	533,529
	Novatek PJSC	14,059,163	253,668
	MMC Norilsk Nickel PJSC	780,309	252,971
	Tatneft PJSC (Ordinary Shares)	19,488,008	231,121

Rosneft Oil Co. PJSC	16,380,757	122,861
Polymetal International plc	5,040,675	85,515
Surgutneftegas PJSC (Ordinary Shares)	105,325,868	75,643
Gazprom PJSC ADR	10,227,300	71,690
Surgutneftegas OAO Preference Shares	124,975,384	70,522
Lukoil PJSC ADR	657,030	66,849
AK Transneft OAO Preference Shares	25,347	65,331
Novatek PJSC GDR	351,116	63,189
Tatneft PJSC ADR	869,860	62,457
Inter RAO UES PJSC	574,607,531	51,838
VTB Bank PJSC (MISX)	70,216,177,211	50,854
Mobile TeleSystems PJSC ADR	4,964,735	50,591
Alrosa PJSC	39,898,047	49,986
Magnit PJSC (XLON)	3,058,191	41,436
Moscow Exchange MICEX-RTS PJSC	23,704,325	40,712
Polyus PJSC GDR	652,480	39,843
Severstal PJSC	2,441,263	34,737
Magnit PJSC (MISX)	594,127	34,575
Mobile TeleSystems PJSC	5,123,483	26,131
Tatneft PAO Preference Shares	2,161,963	24,219
MMC Norilsk Nickel PJSC ADR	692,269	22,325
Novolipetsk Steel PJSC (XLON)	973,567	21,032
RusHydro PJSC	1,940,145,672	20,882
Magnitogorsk Iron & Steel Works PJSC	29,295,810	20,523
Rostelecom PJSC	14,152,772	19,434
PhosAgro PJSC GDR	1,531,312	19,425
Rosneft Oil Co. PJSC GDR	2,567,294	19,212
Polyus PJSC	125,032	15,289
Novolipetsk Steel PJSC (MISX)	7,035,442	15,166
Aeroflot PJSC	8,910,733	14,937
Federal Grid Co. Unified Energy System PJSC	4,314,937,542	14,771
ROSSETI PJSC	516,945,133	12,921
VTB Bank PJSC (XLON)	7,803,248	11,110
M.Video PJSC	1,304,245	10,610
Surgutneftegas PJSC ADR (XLON)	1,216,980	8,613
Severstal PJSC GDR	611,612	8,600
Unipro PJSC	174,176,678	8,002
Safmar Financial Investment	1,045,497	7,827
Sistema PJSFC (XLON)	1,269,938	7,277
2 Detsky Mir PJSC	3,842,968	6,908
Bashneft PJSC	215,214	6,685
Sistema PJSFC (MISX)	21,963,641	6,272
* RussNeft PJSC	606,819	5,033
TMK PJSC	4,827,936	4,197
Mosenergo PJSC	108,651,956	3,920
PhosAgro PJSC	86,518	3,339
RASPADSKAYA OJSC	1,968,332	3,214
Mechel PJSC Preference Shares	1,821,704	3,051
OGK-2 PJSC	326,283,407	2,973
ENEL RUSSIA PJSC	176,188,090	2,705
Sberbank of Russia PJSC ADR	164,740	2,626
Sberbank of Russia PJSC ADR (XLON)	156,312	2,493
* Mechel PJSC (MISX)	1,476,960	2,261
Lenenergo PJSC Preference Shares	997,707	2,243
TGC-1 PJSC	10,518,536,259	2,167
* Mechel PJSC (XNYS)	692,138	2,083
Bashneft PAO Preference Shares	61,552	1,692

Tatneft PJSC ADR	3,534	254
		4,024,922
Saudi Arabia (0.5%)
Al Rajhi Bank	14,984,422	264,494
Saudi Basic Industries Corp.	11,001,415	256,073
National Commercial Bank	16,560,606	206,702
Saudi Telecom Co.	7,341,956	177,938
2 Saudi Arabian Oil Co.	15,360,670	139,810
Riyad Bank	17,993,004	112,872
Samba Financial Group	11,998,916	96,529
Alinma Bank	8,966,823	61,884
Saudi Arabian Mining Co.	5,003,747	57,090
Saudi Electricity Co.	9,596,456	50,770
Saudi Arabian Fertilizer Co.	2,448,262	48,841
Yanbu National Petrochemical Co.	2,862,446	40,015
Almarai Co. JSC	3,080,154	38,910
Etihad Etisalat Co.	4,677,684	32,845
Bank AlBilad	4,513,489	32,793
Jarir Marketing Co.	716,933	30,716
Savola Group	3,204,758	30,479
Saudi Kayan Petrochemical Co.	8,895,325	23,482
Bupa Arabia for Cooperative Insurance Co.	755,842	20,689
Sahara International Petrochemical Co.	4,375,218	20,088
Bank Al-Jazira	5,021,649	20,072
Advanced Petrochemical Co.	1,345,754	17,216
Saudi Industrial Investment Group	2,720,648	17,067
Dar Al Arkan Real Estate Development Co.	6,416,157	16,773
Saudi Cement Co.	906,742	16,296
Co for Cooperative Insurance	745,178	14,872
Rabigh Refining & Petrochemical Co.	2,644,105	14,051
Emaar Economic City	5,157,298	13,736
National Industrialization Co.	3,968,958	13,510
Saudi Airlines Catering Co.	470,151	12,865
Abdullah Al Othaim Markets Co.	536,802	12,743
Southern Province Cement Co.	686,538	12,729
Mouwasat Medical Services Co.	576,932	12,382
Mobile Telecommunications Co. Saudi Arabia	3,554,188	12,275
Seera Group Holding	1,828,738	11,358
Saudi Ground Services Co.	1,108,701	10,876
Qassim Cement Co.	520,087	10,675
Yanbu Cement Co.	960,502	10,425
Arabian Centres Co. Ltd.	1,186,726	9,650
National Petrochemical Co.	1,400,128	9,427
Yamama Cement Co.	1,237,509	9,293
Saudi Research & Marketing Group	394,699	7,999
Saudia Dairy & Foodstuff Co.	191,895	7,424
United Electronics Co.	304,766	6,689
Arabian Cement Co.	625,138	6,567
Fawaz Abdulaziz Al Hokair & Co.	833,509	6,540
Aldrees Petroleum and Transport Services Co.	363,967	6,283
City Cement Co.	1,166,613	6,230
Eastern Province Cement Co.	538,254	5,775
Saudi Pharmaceutical Industries & Medical Appliances Corp.	717,777	5,446
Leejam Sports Co. JSC	253,997	5,355
Arriyadh Development Co.	1,082,064	4,528
Al Hammadi Co. for Development and Investment	717,494	4,463
Dallah Healthcare Co.	352,720	4,364

United International Transportation Co.	417,409	4,172
Northern Region Cement Co.	1,166,370	4,144
National Gas & Industrialization Co.	468,043	3,944
Najran Cement Co.	1,126,745	3,928
Saudi Real Estate Co.	1,056,520	3,891
Saudi Public Transport Co.	755,130	3,864
Saudi Ceramic Co.	377,118	3,854
Middle East Healthcare Co.	426,171	3,803
National Agriculture Development Co.	530,261	3,800
Dur Hospitality Co.	521,081	3,786
National Medical Care Co.	277,368	3,632
Herfy Food Services Co.	262,731	3,588
Saudi Chemical Co. Holding	500,880	3,348
Al Jouf Cement Co.	1,024,423	3,125
Hail Cement Co.	784,795	2,963
Tabuk Cement Co.	617,672	2,675
Mediterranean & Gulf Insurance & Reinsurance Co.	407,587	2,488
Zamil Industrial Investment Co.	444,323	2,440
Astra Industrial Group	504,892	2,273
Abdul Mohsen Al-Hokair Tourism and Development Co.	434,875	2,107
Aseer Trading Tourism & Manufacturing Co.	681,150	1,858
AlAbdullatif Industrial Investment Co.	510,561	1,754
Bawan Co.	387,646	1,698
Saudi Marketing Co.	313,464	1,581
Methanol Chemicals Co.	658,177	1,517
Red Sea International Co.	361,223	1,402
Saudi Arabian Amiantit Co.	199,392	868
		2,177,477
Singapore (0.9%)
DBS Group Holdings Ltd.	29,345,267	540,571
Oversea-Chinese Banking Corp. Ltd.	56,224,978	442,440
United Overseas Bank Ltd.	20,975,669	391,241
Singapore Telecommunications Ltd.	121,199,312	291,637
Keppel Corp. Ltd.	23,380,906	113,639
Ascendas REIT	48,428,721	111,509
CapitaLand Ltd.	41,063,660	108,210
Wilmar International Ltd.	31,748,700	90,407
Singapore Exchange Ltd.	13,419,400	85,138
Singapore Technologies Engineering Ltd.	24,941,417	74,704
CapitaLand Mall Trust	39,208,163	72,086
CapitaLand Commercial Trust	41,184,596	61,982
Mapletree Commercial Trust	35,570,340	61,086
Genting Singapore Ltd.	94,911,296	59,399
City Developments Ltd.	7,633,405	58,833
Mapletree Logistics Trust	41,754,062	56,192
ComfortDelGro Corp. Ltd.	33,745,094	53,379
Singapore Airlines Ltd.	8,424,237	52,517
Venture Corp. Ltd.	4,336,062	51,202
Mapletree Industrial Trust	25,125,786	51,070
UOL Group Ltd.	8,201,053	47,641
Suntec REIT	33,522,108	45,033
Singapore Press Holdings Ltd.	26,319,880	38,674
NetLink NBN Trust	48,214,857	35,677
Jardine Cycle & Carriage Ltd.	1,633,061	34,723
SATS Ltd.	10,387,868	34,576
Keppel DC REIT	19,996,712	33,000
Mapletree North Asia Commercial Trust	34,963,468	30,386

	Fortune REIT	26,358,460	30,048
	Keppel REIT	32,724,694	29,023
	Ascott Residence Trust	29,320,226	27,073
	Manulife US REIT	23,748,292	25,158
	Frasers Centrepoint Trust	11,716,962	24,709
	Frasers Logistics & Industrial Trust	27,339,610	24,411
	Sembcorp Industries Ltd.	15,441,429	23,806
	Yangzijiang Shipbuilding Holdings Ltd.	34,621,210	23,765
	Keppel Infrastructure Trust	58,622,640	22,504
	Golden Agri-Resources Ltd.	105,670,066	16,159
	Ascendas India Trust	13,553,537	15,659
	Singapore Post Ltd.	23,679,012	15,488
	ESR-REIT	37,318,494	14,918
	Parkway Life REIT	5,693,522	14,909
	CDL Hospitality Trusts	12,690,158	14,498
	Hutchison Port Holdings Trust	80,989,835	12,927
	CapitaLand Retail China Trust	11,314,277	12,810
	Frasers Commercial Trust	10,718,081	12,782
	OUE Commercial REIT	30,092,144	12,010
	Starhill Global REIT	21,451,526	11,528
*	Sembcorp Marine Ltd.	13,656,293	11,489
	Olam International Ltd.	8,358,995	10,989
	StarHub Ltd.	9,908,714	10,449
	Raffles Medical Group Ltd.	13,339,194	10,164
	First Resources Ltd.	7,937,383	9,858
	Yanlord Land Group Ltd.	11,374,060	9,512
	AIMS APAC REIT	8,507,801	9,079
	Cache Logistics Trust	16,255,085	8,338
	Wing Tai Holdings Ltd.	5,310,957	7,770
	SIA Engineering Co. Ltd.	3,671,158	7,019
	Far East Hospitality Trust	13,691,752	6,804
	Sheng Siong Group Ltd.	7,332,718	6,602
	First REIT	8,016,027	5,922
	Frasers Property Ltd.	4,626,915	5,765
	GuocoLand Ltd.	4,243,526	5,683
	Eagle Hospitality Trust	11,214,400	5,600
	Frasers Hospitality Trust	11,018,238	5,563
	Accordia Golf Trust	11,503,186	5,550
	Soilbuild Business Space REIT	14,623,984	5,407
	Sabana Shari'ah Compliant Industrial REIT	15,667,373	5,338
	SPH REIT	6,838,511	5,306
	Lippo Malls Indonesia Retail Trust	29,753,586	4,664
§	Best World International Ltd.	4,538,331	4,483
	OUE Ltd.	4,226,924	4,452
	Thomson Medical Group Ltd.	89,912,234	3,999
*	Yoma Strategic Holdings Ltd.	17,021,590	3,903
	Silverlake Axis Ltd.	11,706,621	3,205
	Asian Pay Television Trust	21,785,549	2,663
*	COSCO Shipping International Singapore Co. Ltd.	13,368,594	2,661
	Bumitama Agri Ltd.	4,262,315	2,126
*,^,§ Hyflux Ltd.		7,030,168	1,082
*,^,§ Noble Group Ltd.		13,223,534	785
*,^,§ China Fishery Group Ltd.		9,033,000	503
*,^,§ Ezra Holdings Ltd.		20,298,532	164
*,§	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	3,136,323	2
*,^,§ Midas Holdings Ltd.		16,595,800	—
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	12,879,086	—

		3,704,036
South Africa (1.2%)
Naspers Ltd.	7,049,850	1,143,461
Standard Bank Group Ltd.	20,880,242	217,797
FirstRand Ltd.	51,748,686	198,324
MTN Group Ltd.	29,426,672	157,532
Sasol Ltd.	9,109,381	144,712
Sanlam Ltd.	28,507,599	139,590
AngloGold Ashanti Ltd.	6,768,428	138,084
Bid Corp. Ltd.	5,414,411	119,452
* Impala Platinum Holdings Ltd.	11,939,587	112,192
Absa Group Ltd.	11,801,754	107,398
Remgro Ltd.	8,453,403	102,142
* Sibanye Gold Ltd.	35,337,315	91,016
Gold Fields Ltd.	13,238,652	85,703
Nedbank Group Ltd.	6,545,456	84,964
Anglo American Platinum Ltd.	983,919	78,499
Capitec Bank Holdings Ltd.	873,614	78,045
Bidvest Group Ltd.	5,533,305	76,127
Vodacom Group Ltd.	9,752,019	75,805
Growthpoint Properties Ltd.	48,740,603	68,296
Clicks Group Ltd.	4,114,625	66,387
Shoprite Holdings Ltd.	8,009,770	62,168
RMB Holdings Ltd.	12,356,662	60,492
MultiChoice Group	6,944,877	49,367
* Aspen Pharmacare Holdings Ltd.	6,249,653	48,107
NEPI Rockcastle plc	5,846,051	47,787
* Northam Platinum Ltd.	5,688,356	47,545
Mr Price Group Ltd.	4,084,552	46,021
Woolworths Holdings Ltd.	15,624,649	45,792
Discovery Ltd.	5,898,735	45,780
Redefine Properties Ltd.	93,139,635	44,421
SPAR Group Ltd.	3,163,276	40,249
PSG Group Ltd.	2,685,111	38,242
Life Healthcare Group Holdings Ltd.	22,757,666	37,988
Tiger Brands Ltd.	2,722,551	35,604
Foschini Group Ltd.	3,788,893	34,702
Exxaro Resources Ltd.	4,084,255	33,080
^ Netcare Ltd.	23,492,167	31,296
Investec Ltd.	4,993,361	27,676
AVI Ltd.	5,152,333	26,409
* Harmony Gold Mining Co. Ltd.	7,383,703	24,925
Pick n Pay Stores Ltd.	5,666,933	24,457
* Sappi Ltd.	8,905,088	22,563
Rand Merchant Investment Holdings Ltd.	12,273,495	22,120
Fortress REIT Ltd. Class A	17,917,921	22,069
Momentum Metropolitan Holdings	16,552,179	22,052
Barloworld Ltd.	3,534,196	21,840
Truworths International Ltd.	7,010,238	20,468
Resilient REIT Ltd.	4,593,702	19,893
Kumba Iron Ore Ltd.	837,209	19,358
African Rainbow Minerals Ltd.	1,724,004	19,310
Pioneer Foods Group Ltd.	2,257,218	16,339
Vukile Property Fund Ltd.	13,238,963	15,778
Motus Holdings Ltd.	2,838,799	15,198
Hyprop Investments Ltd.	4,096,620	14,588
Liberty Holdings Ltd.	2,014,666	14,084

	Old Mutual Ltd. (XJSE)	11,265,361	12,946
^,2	Pepkor Holdings Ltd.	11,563,260	12,579
	Coronation Fund Managers Ltd.	4,357,402	12,095
	Santam Ltd.	632,645	11,860
	AECI Ltd.	1,673,802	11,634
2	Dis-Chem Pharmacies Ltd.	6,412,045	10,948
	KAP Industrial Holdings Ltd.	43,346,576	10,649
	Reunert Ltd.	2,565,064	10,404
	Telkom SA SOC Ltd.	4,796,816	10,230
	Distell Group Holdings Ltd.	1,175,268	10,217
	JSE Ltd.	1,325,852	9,640
	Imperial Logistics Ltd.	2,835,895	9,538
*	Super Group Ltd.	5,342,152	8,874
	Fortress REIT Ltd. Class B	17,237,023	8,571
	Assore Ltd.	531,603	8,564
	Astral Foods Ltd.	610,830	8,142
	Equites Property Fund Ltd.	5,963,816	7,894
	Attacq Ltd.	10,209,613	7,769
	SA Corporate Real Estate Ltd.	39,330,737	7,579
	DataTec Ltd.	3,192,825	7,089
	Wilson Bayly Holmes-Ovcon Ltd.	800,758	6,953
	Investec Property Fund Ltd.	7,059,152	6,550
	Famous Brands Ltd.	1,333,090	6,440
	Massmart Holdings Ltd.	1,703,421	6,026
	Tsogo Sun Gaming Ltd.	8,054,986	5,816
	Emira Property Fund Ltd.	6,788,797	5,773
*	Omnia Holdings Ltd.	2,571,774	5,705
	Advtech Ltd.	7,739,171	5,524
	Allied Electronics Corp. Ltd.	3,424,713	5,176
	Hosken Consolidated Investments Ltd.	825,470	4,839
	Metair Investments Ltd.	2,952,144	4,547
	Zeder Investments Ltd.	13,732,917	4,317
	DRDGOLD Ltd.	6,605,057	4,225
	Cashbuild Ltd.	320,502	4,222
	Alexander Forbes Group Holdings Ltd.	11,662,925	4,062
*	Sun International Ltd.	1,728,742	4,003
	Adcock Ingram Holdings Ltd.	1,152,820	3,891
	Raubex Group Ltd.	2,359,427	3,728
*	PPC Ltd.	22,121,368	3,384
	Peregrine Holdings Ltd.	2,644,322	3,353
*	Long4Life Ltd.	12,752,208	3,169
*	Nampak Ltd.	9,695,298	3,147
	Arrowhead Properties Ltd. Class B	11,599,681	2,928
*,^	Brait SE	5,201,637	2,833
	Hudaco Industries Ltd.	403,057	2,721
	Murray & Roberts Holdings Ltd.	3,838,613	2,721
	Curro Holdings Ltd.	2,545,131	2,714
	City Lodge Hotels Ltd.	500,865	2,372
	Grindrod Ltd.	6,882,770	2,205
	Lewis Group Ltd.	1,083,310	2,127
*,^	Steinhoff International Holdings NV (XJSE)	34,025,353	2,039
	Tsogo Sun Hotels Ltd.	8,054,960	1,994
*	Blue Label Telecoms Ltd.	9,263,682	1,688
*,§	Tongaat Hulett Ltd.	1,616,659	1,423
	Brait SE Rights Exp. 02/14/2020	8,775,161	918
*	EOH Holdings Ltd.	1,655,618	900
	Delta Property Fund Ltd.	6,630,698	297

*	Ascendis Health Ltd.	3,658,766	243
*,^	Steinhoff International Holdings NV (XETR)	1,089,227	69
*	Rebosis Property Fund Ltd.	47,698	1
			4,735,559
South Korea (3.0%)
	Samsung Electronics Co. Ltd.	76,598,691	3,549,049
	SK Hynix Inc.	8,428,802	641,317
	Samsung Electronics Co. Ltd. Preference Shares	13,490,602	527,358
	NAVER Corp.	2,174,619	324,298
	Hyundai Motor Co.	2,359,503	244,945
*,^	Celltrion Inc.	1,679,493	228,786
	KB Financial Group Inc. (XKRX)	6,075,212	223,479
	Shinhan Financial Group Co. Ltd. (XKRX)	6,844,340	223,354
	LG Chem Ltd.	751,358	209,508
	Hyundai Mobis Co. Ltd.	1,063,870	203,437
	POSCO (XKRX)	1,084,072	196,400
	Samsung SDI Co. Ltd.	856,563	194,987
	LG Household & Health Care Ltd.	146,290	153,008
	NCSoft Corp.	272,464	144,337
	KT&G Corp.	1,800,301	143,059
	Kia Motors Corp.	4,186,032	142,379
	Hana Financial Group Inc.	4,832,825	133,558
	Samsung C&T Corp.	1,363,692	122,719
	Kakao Corp.	842,049	110,998
	SK Holdings Co. Ltd.	539,679	105,502
	SK Innovation Co. Ltd.	930,158	100,110
	LG Electronics Inc.	1,776,372	96,864
	Samsung Fire & Marine Insurance Co. Ltd.	537,209	94,584
	Samsung Electro-Mechanics Co. Ltd.	908,943	93,192
*,2	Samsung Biologics Co. Ltd.	216,760	87,120
	LG Corp.	1,469,159	86,337
	Samsung SDS Co. Ltd.	520,093	83,829
	Amorepacific Corp.	529,585	81,971
	Woori Financial Group Inc.	8,821,660	74,473
*	Korea Electric Power Corp.	3,507,259	74,196
	Woongjin Coway Co. Ltd.	914,041	67,065
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	702,114	66,160
	Samsung Life Insurance Co. Ltd.	1,038,787	60,110
	Korea Zinc Co. Ltd.	161,128	51,115
*	Celltrion Healthcare Co. Ltd.	1,077,978	50,696
	SK Telecom Co. Ltd. (XKRX)	256,864	49,206
	Hyundai Motor Co. 2nd Preference Shares	701,274	47,058
*	LG Display Co. Ltd.	3,679,144	46,603
	Mirae Asset Daewoo Co. Ltd.	7,710,225	43,818
*,^	HLB Inc.	558,952	42,392
	S-Oil Corp.	668,242	42,071
	Kangwon Land Inc.	1,744,484	40,159
	Industrial Bank of Korea	4,462,041	39,974
*	Samsung Heavy Industries Co. Ltd.	7,113,256	39,166
	Hyundai Heavy Industries Holdings Co. Ltd.	170,994	38,914
	Lotte Chemical Corp.	240,212	37,678
	Hyundai Engineering & Construction Co. Ltd.	1,191,604	37,619
	Hyundai Glovis Co. Ltd.	304,730	37,378
*	Samsung Engineering Co. Ltd.	2,562,976	36,463
	Hotel Shilla Co. Ltd.	501,957	36,257
	LG Uplus Corp.	3,167,207	35,056
	Korea Investment Holdings Co. Ltd.	623,092	34,270

	GS Holdings Corp.	845,418	32,224
^	Fila Holdings Corp.	850,412	31,135
	Samsung Securities Co. Ltd.	1,044,411	30,511
	Orion Corp.	355,275	30,345
	E-MART Inc.	326,719	30,117
	Daelim Industrial Co. Ltd.	445,611	29,942
	Hankook Tire & Technology Co. Ltd.	1,228,053	29,305
	Hyundai Steel Co.	1,248,696	29,290
	LG Innotek Co. Ltd.	230,030	28,667
	AMOREPACIFIC Group	471,291	28,191
	BNK Financial Group Inc.	4,901,009	27,643
	Yuhan Corp.	152,162	27,604
^	Hanmi Pharm Co. Ltd.	118,072	27,477
	DB Insurance Co. Ltd.	774,421	27,411
	Korea Aerospace Industries Ltd.	1,070,337	26,762
	CJ CheilJedang Corp.	130,182	25,692
	Shinsegae Inc.	112,212	24,886
	S-1 Corp.	317,242	24,221
	Hanon Systems	2,642,642	23,157
	SK Telecom Co. Ltd. (XNYS)	1,089,718	23,113
	GS Engineering & Construction Corp.	969,712	22,503
	Douzone Bizon Co. Ltd.	293,693	22,011
*,^,2 Netmarble Corp.		285,971	21,206
	Cheil Worldwide Inc.	1,131,596	20,006
	NH Investment & Securities Co. Ltd.	2,092,631	19,063
^	KMW Co. Ltd.	463,486	18,783
*,^	Helixmith Co. Ltd.	295,431	18,776
	Medy-Tox Inc.	69,056	18,536
	Hanwha Solutions Corp.	1,333,267	18,498
	Hyundai Marine & Fire Insurance Co. Ltd.	986,186	18,092
	CJ ENM Co. Ltd.	157,141	17,974
	Lotte Shopping Co. Ltd.	186,030	17,861
	LG Household & Health Care Ltd. Preference Shares	27,974	17,713
^	WONIK IPS Co. Ltd.	590,701	16,703
	Hanwha Corp.	927,358	16,662
^	POSCO Chemical Co. Ltd.	349,370	16,519
^	Hanjin Kal Corp.	479,899	16,434
*	Shinhan Financial Group Co. Ltd. (XNYS)	506,226	16,397
	Hyundai Department Store Co. Ltd.	250,110	16,234
	LG Chem Ltd. Preference Shares	107,206	15,992
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	773,110	15,862
*	Hanwha Aerospace Co. Ltd.	580,848	15,707
	Kumho Petrochemical Co. Ltd.	288,914	15,642
^	Koh Young Technology Inc.	202,702	15,461
*,^	Pearl Abyss Corp.	101,003	15,258
	Samsung Card Co. Ltd.	480,833	15,251
	Mando Corp.	545,497	15,165
	Korean Air Lines Co. Ltd.	772,764	15,150
*	CJ Logistics Corp.	122,410	14,873
	Meritz Securities Co. Ltd.	4,848,482	14,727
	GS Retail Co. Ltd.	434,843	14,406
	DGB Financial Group Inc.	2,650,992	14,353
	BGF retail Co. Ltd.	103,751	14,280
	CJ Corp.	204,369	14,081
	OCI Co. Ltd.	302,032	13,944
*,^	GemVax & Kael Co. Ltd.	524,333	13,837
*,^	Korea Electric Power Corp. ADR	1,276,528	13,493

	Com2uSCorp	157,393	13,286
	Hyundai Elevator Co. Ltd.	264,717	13,284
^	SKC Co. Ltd.	307,694	13,273
*	Hugel Inc.	36,132	13,166
	DB HiTek Co. Ltd.	584,502	13,087
	KCC Corp.	77,735	13,027
	Lotte Corp.	436,079	12,796
*	Hanall Biopharma Co. Ltd.	607,220	12,751
	Hite Jinro Co. Ltd.	501,342	12,529
*,^	Hyundai Merchant Marine Co. Ltd.	4,324,127	12,478
	Youngone Corp.	483,145	12,459
	Hansol Chemical Co. Ltd.	135,217	12,291
^	Eo Technics Co. Ltd.	139,105	12,086
	Hyundai Mipo Dockyard Co. Ltd.	348,504	11,965
	Korea Gas Corp.	440,607	11,939
	Meritz Fire & Marine Insurance Co. Ltd.	901,837	11,835
*,^	HLB Life Science CO Ltd.	626,672	11,520
	Hyundai Motor Co. Preference Shares	187,712	11,445
^	KIWOOM Securities Co. Ltd.	194,569	11,386
§,2	Orange Life Insurance Ltd.	536,669	11,297
	KEPCO Plant Service & Engineering Co. Ltd.	360,436	11,293
*,^	Iljin Materials Co. Ltd.	284,420	11,254
	Posco International Corp.	785,339	10,999
*,^	Mezzion Pharma Co. Ltd.	80,396	10,981
	Innocean Worldwide Inc.	183,786	10,891
	Soulbrain Co. Ltd.	133,912	10,882
	Korean Reinsurance Co.	1,496,915	10,789
*	Daewoo Engineering & Construction Co. Ltd.	2,983,470	10,782
	LS Industrial Systems Co. Ltd.	245,772	10,742
*,^	Celltrion Pharm Inc.	309,857	10,679
	Kolon Industries Inc.	304,751	10,678
	NongShim Co. Ltd.	54,161	10,418
^	Paradise Co. Ltd.	739,531	10,376
*	Pan Ocean Co. Ltd.	3,104,132	10,235
	Doosan Bobcat Inc.	393,420	10,116
	SFA Engineering Corp.	297,693	10,060
*	NHN Corp.	158,911	9,985
^	SK Materials Co. Ltd.	76,137	9,917
	SK Networks Co. Ltd.	2,363,752	9,764
	LEENO Industrial Inc.	143,370	9,700
	JB Financial Group Co. Ltd.	2,236,748	9,539
*	KB Financial Group Inc. (XNYS)	259,873	9,493
	LS Corp.	285,969	9,437
*,^	Hyundai Rotem Co. Ltd.	804,368	9,428
*,^	Doosan Infracore Co. Ltd.	2,307,603	9,399
^	Hanssem Co. Ltd.	158,252	9,375
	Amorepacific Corp. Preference Shares	134,469	9,331
	Green Cross Corp.	89,413	9,170
	Hyundai Wia Corp.	257,642	9,142
*,^	SillaJen Inc.	854,669	9,121
	LOTTE Fine Chemical Co. Ltd.	281,250	9,101
*	Doosan Heavy Industries & Construction Co. Ltd.	2,006,481	9,083
	JYP Entertainment Corp.	443,929	9,053
*,^	Genexine Co. Ltd.	211,464	8,869
^	Hyosung Corp.	148,600	8,813
^	Kolmar Korea Co. Ltd.	250,193	8,754
^	HDC Hyundai Development Co-Engineering & Construction	500,513	8,677

	F&F Co. Ltd.	102,625	8,632
	Ottogi Corp.	20,314	8,581
	Chong Kun Dang Pharmaceutical Corp.	110,431	8,532
	NICE Information Service Co. Ltd.	565,385	7,870
	Hanwha Life Insurance Co. Ltd.	4,597,947	7,831
*	SM Entertainment Co. Ltd.	285,681	7,740
^	Ssangyong Cement Industrial Co. Ltd.	1,864,433	7,683
^	Taeyoung Engineering & Construction Co. Ltd.	658,829	7,548
	Daewoong Pharmaceutical Co. Ltd.	75,084	7,353
	Chabiotech Co. Ltd.	659,860	7,294
^	SKCKOLONPI Inc.	225,064	7,235
	Seoul Semiconductor Co. Ltd.	605,540	7,177
*,^	G-treeBNT Co. Ltd.	321,794	7,081
	Green Cross Holdings Corp.	410,033	6,995
^	Dongjin Semichem Co. Ltd.	484,055	6,988
*,^	Kumho Tire Co. Inc.	2,180,343	6,961
^	HS Industries Co. Ltd.	740,508	6,959
^	SK Chemicals Co. Ltd.	143,826	6,933
*	Yungjin Pharmaceutical Co. Ltd.	1,492,359	6,891
	Hyundai Greenfood Co. Ltd.	794,444	6,825
^	Bukwang Pharmaceutical Co. Ltd.	593,100	6,754
*,^	Studio Dragon Corp.	98,482	6,699
	Taekwang Industrial Co. Ltd.	8,417	6,554
*,^	BH Co. Ltd.	376,409	6,520
	Dongsuh Cos. Inc.	477,977	6,490
*,^	Komipharm International Co. Ltd.	583,721	6,476
^	Hyosung TNC Co. Ltd.	47,069	6,475
*,^	Medipost Co. Ltd.	234,766	6,314
^	Cosmax Inc.	111,144	6,283
	DoubleUGames Co. Ltd.	159,330	6,242
^	Shinsegae International Inc.	36,453	6,174
*	Asiana Airlines Inc.	1,612,092	6,085
^	Partron Co. Ltd.	652,790	6,008
^	Ecopro BM Co. Ltd.	137,434	5,982
	Daeduck Electronics Co.	788,720	5,953
^	Hanmi Science Co. ltd	221,796	5,929
	Lotte Chilsung Beverage Co. Ltd.	57,372	5,926
*	Seegene Inc.	235,611	5,879
*,^	CrystalGenomics Inc.	569,268	5,877
*	Osstem Implant Co. Ltd.	166,640	5,860
*,^	Foosung Co. Ltd.	833,083	5,803
	Daou Technology Inc.	387,806	5,766
*,^	Oscotec Inc.	363,134	5,720
	Hyundai Home Shopping Network Corp.	91,099	5,718
*	SFA Semicon Co. Ltd.	1,231,087	5,681
	Huchems Fine Chemical Corp.	347,357	5,659
*,^	Pharmicell Co. Ltd.	876,756	5,637
	Daesang Corp.	322,769	5,630
	NICE Holdings Co. Ltd.	303,042	5,618
^	ABLBio Inc.	375,972	5,434
*	DIO Corp.	172,027	5,422
	Dong-A ST Co. Ltd.	69,205	5,420
^	Lotte Tour Development Co. Ltd.	506,171	5,406
	DongKook Pharmaceutical Co. Ltd.	73,988	5,400
^	Samwha Capacitor Co. Ltd.	120,316	5,375
^	Hana Tour Service Inc.	144,092	5,374
*,^	CMG Pharmaceutical Co. Ltd.	1,819,243	5,370

^	NEPES Corp.	276,493	5,366
	Hanjin Transportation Co. Ltd.	195,094	5,363
2	FIT Hon Teng Ltd.	17,413,159	5,349
^	Sam Chun Dang Pharm Co. Ltd.	222,644	5,301
*,^	Amicogen Inc.	270,996	5,272
^	Ahnlab Inc.	96,059	5,233
	IS Dongseo Co. Ltd.	214,649	5,139
	JW Pharmaceutical Corp.	210,548	5,122
^	Poongsan Corp.	301,102	5,118
^	Doosan Co. Ltd.	97,639	5,101
	HDC Holdings Co. Ltd.	610,857	5,093
	GS Home Shopping Inc.	46,571	5,075
*,^	Ananti Inc.	675,400	5,054
	Grand Korea Leisure Co. Ltd.	328,525	5,004
^	TES Co. Ltd.	255,649	4,966
^	AfreecaTV Co. Ltd.	109,923	4,913
^	Hyundai Bioscience Co. Ltd.	505,856	4,910
*,^	Enzychem Lifesciences Corp.	102,369	4,898
^	Ecopro Co. Ltd.	287,987	4,855
	Handsome Co. Ltd.	212,181	4,845
*	Duk San Neolux Co. Ltd.	206,728	4,824
	POSCO (XNYS)	108,611	4,823
^	Advanced Process Systems Corp.	195,832	4,799
^	Silicon Works Co. Ltd.	156,866	4,790
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	37,910	4,782
	Dawonsys Co. Ltd.	345,731	4,769
	Chongkundang Holdings Corp.	49,271	4,604
^	L&F Co. Ltd.	243,125	4,585
	LG Electronics Inc. Preference Shares	208,973	4,562
*,^	Telcon RF Pharmaceutical Inc.	1,125,967	4,524
^	Hyundai Construction Equipment Co. Ltd.	203,648	4,483
	CJ CGV Co. Ltd.	205,330	4,469
	Daishin Securities Co. Ltd.	500,021	4,420
*	LegoChem Biosciences Inc.	125,998	4,400
^	YG Entertainment Inc.	165,036	4,306
	LOTTE Himart Co. Ltd.	193,289	4,303
	Dentium Co. Ltd.	103,507	4,194
§	Caregen Co. Ltd.	64,786	4,126
	Ilyang Pharmaceutical Co. Ltd.	203,219	4,064
*,^	Sangsangin Co. Ltd.	603,833	4,026
*,^	Hyosung Advanced Materials Corp.	48,587	4,021
^	LIG Nex1 Co. Ltd.	172,576	4,007
*,^	Feelux Co. Ltd.	769,792	3,960
^	Halla Holdings Corp.	112,415	3,932
*	Innox Advanced Materials Co. Ltd.	100,284	3,926
	LG International Corp.	385,829	3,888
^	Doosan Solus Co. Ltd.	179,829	3,866
	LG Hausys Ltd.	94,311	3,847
	Orion Holdings Corp.	297,157	3,839
	Mcnex Co. Ltd.	131,756	3,824
	Young Poong Corp.	7,292	3,820
	Samyang Holdings Corp.	82,176	3,816
*,^	iNtRON Biotechnology Inc.	390,464	3,773
*	Dongkuk Steel Mill Co. Ltd.	923,559	3,770
	Korea Petrochemical Ind Co. Ltd.	48,772	3,767
*,^	Cafe24 Corp.	92,436	3,762
*,^	KH Vatec Co. Ltd.	227,580	3,736

	Korea Real Estate Investment & Trust Co. Ltd.	2,225,022	3,730
	S&T Motiv Co. Ltd.	114,172	3,722
	Mirae Asset Life Insurance Co. Ltd.	1,061,980	3,722
^	Daea TI Co. Ltd.	962,627	3,720
	Huons Co. Ltd.	92,316	3,664
	Maeil Dairies Co. Ltd.	47,854	3,625
	LF Corp.	285,962	3,573
	Hankook Technology Group Co. Ltd.	319,303	3,542
	SL Corp.	252,266	3,516
^	Wemade Co. Ltd.	133,335	3,506
*,^	Naturecell Co. Ltd.	716,961	3,505
	ST Pharm Co. Ltd.	152,183	3,479
	Vieworks Co. Ltd.	115,614	3,437
*	Webzen Inc.	283,851	3,427
	Binggrae Co. Ltd.	77,194	3,415
^	Kumho Industrial Co. Ltd.	433,284	3,413
	Korea Electric Terminal Co. Ltd.	106,437	3,389
	Sebang Global Battery Co. Ltd.	120,323	3,369
	Meritz Financial Group Inc.	377,155	3,367
*,^	CUROCOM Co. Ltd.	1,445,393	3,362
^	Hansae Co. Ltd.	266,607	3,358
	Dong-A Socio Holdings Co. Ltd.	42,748	3,352
	Hyosung Chemical Corp.	33,936	3,331
	SK Discovery Co. Ltd.	171,011	3,313
^	Jeil Pharma Holdings Inc.	247,315	3,304
	KEPCO Engineering & Construction Co. Inc.	195,964	3,203
^	Dongsung Pharmaceutical Co. Ltd.	274,517	3,199
	Nexen Tire Corp.	470,535	3,187
^	Dongwon F&B Co. Ltd.	18,177	3,179
*,^	Hansol Technics Co. Ltd.	435,620	3,152
	Green Cross Cell Corp.	101,150	3,146
	InBody Co. Ltd.	178,274	3,105
	Jusung Engineering Co. Ltd.	544,164	3,098
^	Eutilex Co. Ltd.	71,949	3,090
^	Jeil Pharmaceutical Co. Ltd.	117,867	3,087
	Posco ICT Co. Ltd.	754,872	3,087
*	Korea Line Corp.	178,335	3,036
*,^	Insun ENT Co. Ltd.	497,451	3,034
	Kwang Dong Pharmaceutical Co. Ltd.	562,444	3,008
	Alteogen Inc.	57,479	3,003
*,^	Inscobee Inc.	1,278,808	2,982
	Daewoong Co. Ltd.	309,185	2,951
	Lock&Lock Co. Ltd.	253,620	2,946
^	Toptec Co. Ltd.	339,915	2,933
^	KC Tech Co. Ltd.	172,305	2,916
	Hansol Paper Co. Ltd.	243,945	2,904
*	Hyundai Electric & Energy System Co. Ltd.	352,685	2,867
	Dongwon Industries Co. Ltd.	16,963	2,867
^	Kuk-il Paper Manufacturing Co. Ltd.	660,427	2,842
	Modetour Network Inc.	232,289	2,836
*,^	Aprogen pharmaceuticals Inc.	2,592,566	2,835
	Songwon Industrial Co. Ltd.	260,147	2,828
^	Aekyung Industrial Co. Ltd.	112,965	2,821
*,^	Samsung Pharmaceutical Co. Ltd.	846,734	2,735
*,^	STCUBE	336,209	2,733
*,^	Vidente Co. Ltd.	422,874	2,717
^	ICD Co. Ltd.	209,214	2,692

*	Neowiz	187,808	2,665
	Youngone Holdings Co. Ltd.	76,041	2,637
	i-SENS Inc.	136,397	2,612
^	Cuckoo Homesys Co. Ltd.	81,935	2,601
	JW Holdings Corp.	568,987	2,590
	OptoElectronics Solutions Co. Ltd.	72,347	2,528
	iMarketKorea Inc.	317,921	2,468
^	Anterogen Co. Ltd.	88,598	2,458
	Yuyang DNU Co. Ltd.	722,603	2,446
*,^	Peptron Inc.	217,704	2,439
*,^	NKMax Co. Ltd.	307,897	2,437
*	Yuanta Securities Korea Co. Ltd.	1,083,742	2,426
^	Daishin Securities Co. Ltd. Preference Shares	341,235	2,421
	Tongyang Inc.	2,622,735	2,388
	Lotte Confectionery Co. Ltd.	20,576	2,363
	Harim Holdings Co. Ltd.	360,803	2,332
*	KONA I Co. Ltd.	180,584	2,308
*,^	Able C&C Co. Ltd.	284,919	2,307
*	Seobu T&D	373,804	2,292
^	SK Securities Co. Ltd.	4,648,403	2,245
*	Wonik Holdings Co. Ltd.	509,506	2,207
*	Binex Co. Ltd.	366,370	2,202
	Samsung Electronics Co. Ltd. GDR	1,874	2,183
	SPC Samlip Co. Ltd.	33,950	2,158
	Samchully Co. Ltd.	32,206	2,117
	Namyang Dairy Products Co. Ltd.	6,093	2,100
	KCC Glass Corp.	73,043	2,090
^	Doosan Fuel Cell Co. Ltd.	335,425	2,069
	GOLFZON Co. Ltd.	43,919	2,066
^	Youlchon Chemical Co. Ltd.	197,380	2,058
	Hancom Inc.	222,030	2,049
	Hanil Cement Co. Ltd.	31,138	2,004
	Namhae Chemical Corp.	309,890	1,995
	Hanwha General Insurance Co. Ltd.	1,017,257	1,984
*,^	Interflex Co. Ltd.	177,700	1,941
	Korea Asset In Trust Co. Ltd.	786,023	1,929
	AK Holdings Inc.	76,189	1,922
*	Taihan Electric Wire Co. Ltd.	3,843,791	1,915
*,^	Hyosung Heavy Industries Corp.	102,278	1,914
	Sungwoo Hitech Co. Ltd.	635,592	1,908
	Hankook Shell Oil Co. Ltd.	7,597	1,905
	Kolmar Korea Holdings Co. Ltd.	107,261	1,890
^	BGF Co. Ltd.	425,100	1,812
	Sung Kwang Bend Co. Ltd.	229,084	1,804
*	Lutronic Corp.	289,706	1,797
	LG HelloVision Co. Ltd.	418,958	1,783
*	Hanwha Investment & Securities Co. Ltd.	1,087,838	1,745
	Samyang Corp.	49,428	1,741
	SK Gas Ltd.	27,329	1,721
^	Huons Global Co. Ltd.	68,119	1,720
	Lotte Food Co. Ltd.	5,680	1,707
	KT Skylife Co. Ltd.	231,378	1,677
	INTOPS Co. Ltd.	180,507	1,656
*	Gamevil Inc.	71,162	1,650
	Kyobo Securities Co. Ltd.	227,801	1,650
	CJ CheilJedang Corp. Preference Shares	19,037	1,635
*,^	Esmo Corp.	1,427,158	1,616

	Shinyoung Securities Co. Ltd.	36,080	1,603
^	Cuckoo Holdings Co. Ltd.	18,059	1,593
	TK Corp.	188,198	1,579
	Seah Besteel Corp.	146,284	1,570
^	NS Shopping Co. Ltd.	213,314	1,562
	KISWIRE Ltd.	103,506	1,552
*,^	Coreana Cosmetics Co. Ltd.	394,424	1,525
	Daekyo Co. Ltd.	317,571	1,515
*,^	Agabang&Company	422,993	1,507
	KC Co. Ltd.	109,904	1,464
*,^	Homecast Co. Ltd.	449,092	1,460
	Dae Hwa Pharmaceutical Co. Ltd.	158,443	1,458
	Eugene Investment & Securities Co. Ltd.	747,626	1,450
^	Muhak Co. Ltd.	210,792	1,448
	Hyundai Corp.	109,504	1,438
	Kolon Corp.	111,659	1,423
*,^	Woongjin Thinkbig Co. Ltd.	768,433	1,423
*,^,§ Cellumed Co. Ltd.		278,259	1,396
^	CJ Freshway Corp.	63,650	1,364
	E1 Corp.	36,346	1,350
*,^	Lumens Co. Ltd.	671,176	1,341
	Tongyang Life Insurance Co. Ltd.	436,665	1,309
^	Dae Han Flour Mills Co. Ltd.	11,314	1,283
*	Hansol Holdings Co. Ltd.	431,641	1,259
	Humedix Co. Ltd.	73,996	1,233
*	Eusu Holdings Co. Ltd.	233,584	1,215
	S&T Dynamics Co. Ltd.	221,389	1,213
	Hyundai Livart Furniture Co. Ltd.	130,989	1,210
*	GNCO Co. Ltd.	956,149	1,099
	Sindoh Co. Ltd.	38,198	1,085
*	KTB Investment & Securities Co. Ltd.	596,367	1,060
	KISCO Corp.	289,193	1,050
*,^	COSON Co. Ltd.	214,941	1,024
	Cell Biotech Co. Ltd.	72,304	1,007
	Sam Young Electronics Co. Ltd.	142,933	993
	Interpark Holdings Corp.	571,987	959
*,^	SBS Media Holdings Co. Ltd.	561,659	959
	It's Hanbul Co. Ltd.	58,492	855
*,^	Ssangyong Motor Co.	502,923	815
	SeAH Steel Corp.	18,142	795
	Byucksan Corp.	557,959	779
*,^	Humax Co. Ltd.	197,853	753
^	Hanil Holdings Co. Ltd.	22,911	727
*	Jenax Inc.	96,275	713
*,^	Taewoong Co. Ltd.	114,591	706
	DB Financial Investment Co. Ltd.	211,514	682
	COSMAX NBT Inc.	116,676	644
*	Leaders Cosmetics Co. Ltd.	152,509	628
	HDC Hyundai Development Co-Engineering & Construction Rights Exp.
	03/06/2020	250,310	578
	SeAH Steel Holdings Corp.	16,856	571
	Cosmax BTI Inc	47,305	465
*,§	Tera Resource Co. Ltd.	209,223	8
*,§	CNK International Co. Ltd.	259,916	—
			12,449,301
Spain (1.8%)
*	Iberdrola SA	96,096,770	1,051,431

	Banco Santander SA (XMAD)	259,032,811	1,020,824
	Industria de Diseno Textil SA	17,122,070	575,767
	Banco Bilbao Vizcaya Argentaria SA	108,110,369	559,646
	Amadeus IT Group SA	6,637,132	520,393
	Telefonica SA (XMAD)	74,047,503	500,837
*	Repsol SA	22,191,248	305,414
*	Ferrovial SA	7,870,503	250,011
^,2	Cellnex Telecom SA	4,402,143	218,942
2	Aena SME SA	1,140,377	211,062
	CaixaBank SA	58,661,984	171,456
	Grifols SA	5,103,479	171,402
	Endesa SA	5,150,514	141,419
	Red Electrica Corp. SA	7,032,312	140,691
*	ACS Actividades de Construccion y Servicios SA	3,894,924	129,495
	Naturgy Energy Group SA	4,879,521	128,697
	Enagas SA	4,071,102	109,691
	Banco de Sabadell SA	93,052,113	83,845
	Merlin Properties Socimi SA	5,431,572	77,039
	Bankinter SA	11,294,441	73,240
	Inmobiliaria Colonial Socimi SA	5,379,166	72,079
	Siemens Gamesa Renewable Energy SA	3,663,675	58,394
	Bolsas y Mercados Espanoles SHMSF SA	1,248,342	48,425
	Mapfre SA	16,318,528	41,762
	Acciona SA	339,438	38,529
	Banco Santander SA (XMEX)	9,179,183	38,426
	Bankia SA	19,932,002	36,223
	Viscofan SA	644,589	34,314
*	Masmovil Ibercom SA	1,384,455	28,961
	Applus Services SA	2,351,060	27,281
	Acerinox SA	2,796,754	27,228
	Ebro Foods SA	1,229,595	25,418
	Faes Farma SA	4,524,571	24,657
	Cia de Distribucion Integral Logista Holdings SA	1,041,263	23,365
*	Indra Sistemas SA	2,028,388	23,294
	Zardoya Otis SA	2,958,232	22,289
	CIE Automotive SA	901,718	19,787
	Iberdrola SA (Foreign)	1,765,814	19,329
	Corp Financiera Alba SA	339,817	17,257
*	Almirall SA	1,158,118	17,129
	Prosegur Cia de Seguridad SA	4,268,925	16,835
*	Sacyr SA Interim line	5,798,985	16,623
*	Fomento de Construcciones y Contratas SA	1,198,034	14,912
	Melia Hotels International SA	1,837,126	14,754
2	Euskaltel SA	1,562,673	14,726
	Mediaset Espana Comunicacion SA	2,521,634	13,806
*,2	Neinor Homes SA	1,216,700	13,273
	Construcciones y Auxiliar de Ferrocarriles SA	295,154	13,118
2	Unicaja Banco SA	13,107,273	13,108
*	Pharma Mar SA	2,660,233	12,203
*	Tecnicas Reunidas SA	500,683	12,187
*	Fluidra SA	984,232	12,097
2	Gestamp Automocion SA	2,605,187	10,654
2	Prosegur Cash SA	6,134,719	10,449
	Grifols SA Preference Shares	427,996	9,736
*	Promotora de Informaciones SA	6,370,964	9,637
^	Ence Energia y Celulosa SA	2,038,777	8,248
	Lar Espana Real Estate Socimi SA	1,026,069	7,595

*,2	Aedas Homes SA	322,375	7,300
2	Metrovacesa SA	699,931	7,038
	Liberbank SA	21,187,074	7,002
*,2	Global Dominion Access SA	1,827,655	6,691
	Atresmedia Corp. de Medios de Comunicacion SA	1,399,586	4,749
*,^	Distribuidora Internacional de Alimentacion SA	32,668,960	3,686
^	NH Hotel Group SA	333,052	1,910
	Sacyr SA	127,012	365
	Audax Renovables SA	72,735	187
	Telefonica SA (XNYS)	1,995	13
*,^,§ Let's GOWEX SA		155,449	—
			7,348,351
Sweden (2.1%)
	Investor AB Class B	8,213,972	449,756
	Volvo AB Class B	24,401,270	417,109
	Telefonaktiebolaget LM Ericsson Class B	48,815,098	383,805
	Nordea Bank Abp (XSTO)	48,220,505	380,381
	Atlas Copco AB Class A	10,439,536	369,497
	Assa Abloy AB	14,965,084	355,216
	Sandvik AB	17,562,109	320,538
	Essity AB Class B	9,907,357	314,518
	Hennes & Mauritz AB Class B	14,295,648	313,644
	Swedbank AB Class A	16,358,439	251,163
	Skandinaviska Enskilda Banken AB Class A	23,700,728	234,209
	Svenska Handelsbanken AB Class A	23,879,777	233,955
	Hexagon AB	4,112,250	223,557
	Atlas Copco AB	5,946,212	184,829
	Telia Co. AB	42,444,318	181,511
	Swedish Match AB	2,710,593	153,252
	Skanska AB Class B	5,816,521	134,633
	Tele2 AB	8,696,273	131,201
	Alfa Laval AB	5,114,978	127,686
	Epiroc AB Class A	10,127,238	117,157
	SKF AB	6,219,134	113,839
	Castellum AB	4,408,758	108,307
	Boliden AB	4,469,554	106,108
	Svenska Cellulosa AB SCA Class B	10,108,261	101,135
	Kinnevik AB	3,914,041	94,439
	Electrolux AB Class B	3,899,010	92,496
	Lundin Petroleum AB	2,845,254	86,537
	Nibe Industrier AB	4,891,732	84,780
	Securitas AB Class B	5,050,669	79,494
*	Fastighets AB Balder Class B	1,579,682	74,941
	Industrivarden AB	3,128,341	73,740
	Fabege AB	4,301,548	73,736
	Industrivarden AB Class A	3,010,535	72,777
	Investor AB Class A	1,308,962	71,387
	Epiroc AB Class B	6,107,207	69,022
	Elekta AB Class B	5,860,152	67,121
	Trelleborg AB Class B	3,971,866	65,213
	Getinge AB	3,652,618	62,205
2	Evolution Gaming Group AB	2,001,838	61,821
	ICA Gruppen AB	1,262,344	55,505
	Indutrade AB	1,533,734	55,241
	L E Lundbergforetagen AB	1,217,251	52,843
	AAK AB	2,781,033	52,258
*	Swedish Orphan Biovitrum AB	2,883,359	51,320

	Husqvarna AB	6,648,203	50,106
^	Saab AB Class B	1,521,816	49,410
	Holmen AB	1,579,014	46,751
	Loomis AB Class B	1,239,136	44,871
2	Dometic Group AB	4,829,882	43,925
	Lifco AB	743,392	43,842
	Wihlborgs Fastigheter AB	2,184,887	41,849
	Sweco AB	1,075,139	41,517
2	Thule Group AB	1,707,748	40,305
	AF Poyry AB	1,583,813	40,228
	BillerudKorsnas AB	2,893,239	37,178
	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	15,014,486	37,017
	Hexpol AB	4,084,082	36,818
	Axfood AB	1,749,701	36,280
	Hufvudstaden AB Class A	1,786,726	35,398
	JM AB	1,139,148	34,806
	Wallenstam AB	2,632,105	34,467
	Nordea Bank Abp (XHEL)	4,367,105	34,424
^	Intrum AB	1,208,675	33,487
	Kungsleden AB	3,114,631	33,196
^	Investment AB Latour	1,987,655	33,177
	Peab AB Class B	3,276,514	32,893
	Pandox AB Class B	1,471,266	32,806
	Nordic Entertainment Group AB Class B	1,056,851	32,069
	Beijer Ref AB	1,033,429	31,086
2	Bravida Holding AB	3,281,233	29,910
	NCC AB Class B	1,521,969	28,432
^	SSAB AB Class B	9,419,103	27,114
*	Nyfosa AB	2,619,464	25,641
	AddTech AB	757,043	23,169
	Klovern AB	9,129,454	22,897
^	MYCRONIC AB	1,127,985	21,954
	Vitrolife AB	1,023,038	21,448
	Avanza Bank Holding AB	1,989,609	19,493
	Bure Equity AB	839,292	18,688
	Atrium Ljungberg AB	752,111	18,184
	Catena AB	396,683	17,174
^	Sectra AB Class B	415,083	17,081
	Arjo AB	3,543,571	16,975
	Nolato AB Class B	281,330	16,299
	Bilia AB	1,259,641	13,827
	Nobia AB	1,863,785	13,742
2	Resurs Holding AB	2,357,477	13,048
^	SSAB AB Class A	4,177,025	12,834
	Lindab International AB	1,133,661	12,829
2	Scandic Hotels Group AB	1,159,578	12,299
	Cloetta AB	3,341,074	11,777
	Bonava AB Class B	1,300,602	11,634
	Ratos AB	3,164,394	11,117
*	Modern Times Group MTG AB Class B	1,067,323	10,638
	Concentric AB	607,005	9,698
	Svenska Handelsbanken AB	908,695	9,479
2	Attendo AB	1,696,414	9,333
	Betsson AB	1,994,042	8,551
*,2	Munters Group AB	1,584,291	8,234
	Klovern AB Preference Shares	199,056	7,897
	Adapteo Oyj	666,312	7,788

	Investment AB Oresund	549,141	7,611
	NETENT AB	2,949,703	7,552
	SkiStar AB	637,793	7,018
^	Clas Ohlson AB	639,045	6,774
	Sagax AB	1,528,899	5,812
*	Mekonomen AB	659,857	5,509
*	SAS AB	3,151,721	4,524
*,^	Hansa Biopharma AB	538,489	4,014
	Samhallsbyggnadsbolaget i Norden AB	1,015,211	3,752
	Telefonaktiebolaget LM Ericsson Class A	400,273	3,369
	NCC AB	106,485	1,980
*,^	Collector AB	577,128	1,814
	Sagax AB Preference Shares	319,745	1,302
	Skandinaviska Enskilda Banken AB	81,783	864
	Bonava AB	73,624	701
			8,633,568
Switzerland (5.9%)
	Nestle SA	47,170,127	5,202,521
	Roche Holding AG	11,291,204	3,787,845
	Novartis AG	34,348,377	3,244,828
	Zurich Insurance Group AG	2,373,955	985,471
	UBS Group AG	55,865,687	693,831
	ABB Ltd.	29,116,144	677,880
	Cie Financiere Richemont SA	8,323,711	604,491
	Swiss Re AG	4,523,725	510,814
	Credit Suisse Group AG	40,388,945	510,717
	Lonza Group AG	1,208,309	496,240
	Givaudan SA	150,334	496,023
	Alcon Inc.	7,491,746	442,596
	Sika AG	2,258,875	406,203
	LafargeHolcim Ltd. (XSWX)	6,826,092	346,907
	Geberit AG	580,049	306,110
	Swiss Life Holding AG	540,726	271,809
	Partners Group Holding AG	269,053	246,306
	SGS SA	83,949	242,837
	Swisscom AG	414,446	227,391
	Sonova Holding AG	884,426	221,789
	Julius Baer Group Ltd.	3,534,458	176,609
	Schindler Holding AG	670,826	173,278
	Roche Holding AG (Bearer)	484,925	160,749
	Straumann Holding AG	163,720	156,047
	Temenos AG	969,363	155,940
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,660	154,782
	Swiss Prime Site AG	1,227,045	149,804
	Adecco Group AG	2,490,890	145,937
	Baloise Holding AG	761,159	137,525
	Chocoladefabriken Lindt & Spruengli AG	16,222	135,947
	Vifor Pharma AG	727,985	134,151
	Kuehne & Nagel International AG	819,491	132,448
	Swatch Group AG (Bearer)	437,098	109,645
	Barry Callebaut AG	49,424	109,164
	Logitech International SA	2,387,819	106,968
	PSP Swiss Property AG	641,809	97,046
	Helvetia Holding AG	543,642	78,152
	EMS-Chemie Holding AG	117,605	76,954
	Schindler Holding AG (Registered)	299,382	74,433
	Clariant AG	3,278,069	73,789

	LafargeHolcim Ltd. (XPAR)	1,401,544	71,046
	Georg Fischer AG	67,230	65,931
2	VAT Group AG	419,707	63,354
	SIG Combibloc Group AG	3,547,761	55,923
	Cembra Money Bank AG	468,984	54,839
	Tecan Group AG	193,009	54,563
2	Galenica AG	793,640	54,053
	Flughafen Zurich AG	308,336	53,568
	Belimo Holding AG	7,566	53,049
	Pargesa Holding SA	641,833	51,417
*	ams AG	1,264,425	51,383
	Allreal Holding AG	236,762	49,112
*	Idorsia Ltd.	1,447,703	46,311
2	Sunrise Communications Group AG	554,674	45,807
	Banque Cantonale Vaudoise	47,788	40,020
	Dufry AG	458,939	39,785
	Landis&Gyr Group AG	405,932	37,201
	Bucher Industries AG	108,475	36,276
	OC Oerlikon Corp. AG	3,228,952	34,390
	Mobimo Holding AG	106,231	34,281
	Swatch Group AG (Registered)	678,512	32,984
	Vontobel Holding AG	467,176	32,546
	Sulzer AG	293,967	32,421
	dormakaba Holding AG	49,978	31,425
	Emmi AG	32,146	31,172
	Siegfried Holding AG	66,887	30,935
	DKSH Holding AG	593,082	30,594
^	Stadler Rail AG	622,977	29,751
	BKW AG	298,350	27,790
	Forbo Holding AG	16,021	27,496
	Valiant Holding AG	260,542	26,788
	SFS Group AG	283,976	26,463
	Inficon Holding AG	31,752	24,471
	Conzzeta AG	21,414	24,319
	Daetwyler Holding AG	122,907	22,131
	HBM Healthcare Investments AG	94,369	21,921
	Huber & Suhner AG	277,725	20,693
	St. Galler Kantonalbank AG	40,870	19,461
	Schweiter Technologies AG	15,059	18,644
	Interroll Holding AG	9,082	17,751
	Berner Kantonalbank AG	70,021	16,646
	Kardex AG	95,513	16,284
	Bachem Holding AG	87,548	15,712
	Comet Holding AG	119,651	15,291
	VZ Holding AG	42,132	14,904
*	Aryzta AG XVTX	14,510,542	14,546
	Valora Holding AG	52,709	14,025
	Burckhardt Compression Holding AG	50,204	13,731
	LEM Holding SA	7,780	11,754
^	Komax Holding AG	57,779	11,682
	Liechtensteinische Landesbank AG	157,815	10,599
	Intershop Holding AG	16,420	10,572
*,^	Basilea Pharmaceutica AG	176,202	10,092
^	u-blox Holding AG	110,348	9,901
	Implenia AG	239,316	9,756
*	COSMO Pharmaceuticals NV	113,097	9,607
	Vetropack Holding AG	3,151	9,462

2	Medacta Group SA	105,381	8,639
	Swissquote Group Holding SA	138,309	8,355
*	GAM Holding AG	2,660,580	8,212
^	Arbonia AG	673,053	8,081
	ALSO Holding AG	46,436	7,581
	Bell Food Group AG	28,550	7,443
	EFG International AG	1,154,174	7,143
	Zehnder Group AG	149,800	7,106
^	Ypsomed Holding AG	47,498	6,895
^	Bobst Group SA	126,591	6,637
	Rieter Holding AG	49,447	6,509
*,^	LEONTEQ AG	171,786	6,419
	Bossard Holding AG	43,607	6,334
	VP Bank AG	36,663	6,279
	Ascom Holding AG	576,731	5,708
^	Autoneum Holding AG	47,264	5,442
	Hiag Immobilien Holding AG	42,115	4,741
*	Meyer Burger Technology AG	9,985,551	4,206
	APG SGA SA	13,505	3,916
*,^,§ Alpiq Holding AG		53,239	3,869
^	Kudelski SA	544,063	2,950
*	Schmolz & Bickenbach AG	5,741,205	1,223
*,§	Aryzta AG XLON	772,280	1,065
*,§	Panalpina Welttransport Holding AG	1,777	477
*	Aryzta AG (XDUB)	54,214	53
			24,333,889
Taiwan (3.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	391,718,768	4,040,270
	Hon Hai Precision Industry Co. Ltd.	194,877,745	529,874
	MediaTek Inc.	24,074,239	304,597
	Largan Precision Co. Ltd.	1,673,946	260,010
	Formosa Plastics Corp.	79,713,054	244,776
	CTBC Financial Holding Co. Ltd.	299,040,872	216,891
	Nan Ya Plastics Corp.	92,360,413	211,686
	Chunghwa Telecom Co. Ltd. (XTAI)	55,502,198	198,289
	Uni-President Enterprises Corp.	78,828,659	187,807
	Mega Financial Holding Co. Ltd.	179,738,815	186,748
	Cathay Financial Holding Co. Ltd.	135,908,423	181,909
	Fubon Financial Holding Co. Ltd.	120,862,792	179,236
	E.Sun Financial Holding Co. Ltd.	182,221,205	168,338
	Delta Electronics Inc.	35,346,329	165,148
	Formosa Chemicals & Fibre Corp.	56,334,917	157,250
	China Steel Corp.	202,521,577	154,317
	First Financial Holding Co. Ltd.	162,754,797	126,661
	ASE Technology Holding Co. Ltd. (XTAI)	52,356,461	126,337
	Yuanta Financial Holding Co. Ltd.	184,186,169	119,275
	Taiwan Cement Corp.	79,773,392	110,388
	Hua Nan Financial Holdings Co. Ltd.	150,328,368	107,137
	Taiwan Cooperative Financial Holding Co. Ltd.	155,326,595	106,480
	Hotai Motor Co. Ltd.	5,211,885	106,309
	Catcher Technology Co. Ltd.	12,074,422	95,619
	Taiwan Mobile Co. Ltd.	26,722,301	94,552
	President Chain Store Corp.	9,266,309	91,164
	Quanta Computer Inc.	43,606,468	88,536
	Shanghai Commercial & Savings Bank Ltd.	52,492,000	86,046
	Asustek Computer Inc.	11,567,091	85,190
	Chailease Holding Co. Ltd.	20,069,124	83,223

United Microelectronics Corp. (XTAI)	167,189,905	81,615
Yageo Corp.	6,441,561	80,801
Taishin Financial Holding Co. Ltd.	169,338,402	78,922
SinoPac Financial Holdings Co. Ltd.	175,151,200	74,285
Chang Hwa Commercial Bank Ltd.	102,670,913	72,724
China Development Financial Holding Corp.	233,524,758	71,444
Pegatron Corp.	32,811,071	68,029
Formosa Petrochemical Corp.	22,648,793	66,974
Novatek Microelectronics Corp.	9,305,991	65,618
Shin Kong Financial Holding Co. Ltd.	190,416,082	61,584
Realtek Semiconductor Corp.	7,656,758	61,518
Far EasTone Telecommunications Co. Ltd.	26,948,842	61,042
Far Eastern New Century Corp.	65,614,493	60,828
Win Semiconductors Corp.	6,526,093	59,161
Advantech Co. Ltd.	6,108,490	58,264
Asia Cement Corp.	38,601,955	57,418
Lite-On Technology Corp.	35,208,459	54,545
Walsin Technology Corp.	7,935,765	54,178
Pou Chen Corp.	44,204,146	51,056
Accton Technology Corp.	8,681,436	46,143
Globalwafers Co. Ltd.	3,412,676	44,021
Eclat Textile Co. Ltd.	3,335,688	42,543
Compal Electronics Inc.	68,559,212	41,284
Powertech Technology Inc.	11,624,761	41,186
Hiwin Technologies Corp.	4,137,805	41,172
Taiwan High Speed Rail Corp.	34,467,297	40,969
Wistron Corp.	45,752,524	40,775
Innolux Corp.	139,513,465	40,108
* China Life Insurance Co. Ltd.	49,102,896	39,871
Cheng Shin Rubber Industry Co. Ltd.	30,089,063	38,963
Inventec Corp.	49,856,836	37,533
AU Optronics Corp. (XTAI)	112,182,874	37,215
Zhen Ding Technology Holding Ltd.	9,547,254	36,925
Foxconn Technology Co. Ltd.	18,592,703	36,901
Feng TAY Enterprise Co. Ltd.	6,124,541	36,658
Airtac International Group	2,424,356	36,641
Vanguard International Semiconductor Corp.	14,668,141	36,138
Macronix International	28,751,546	35,337
Silergy Corp.	969,301	34,901
Micro-Star International Co. Ltd.	11,219,460	34,086
Taiwan Business Bank	81,849,213	33,243
Nanya Technology Corp.	13,074,946	32,998
Chroma ATE Inc.	6,339,951	30,919
WPG Holdings Ltd.	24,612,420	30,856
Simplo Technology Co. Ltd.	2,859,139	29,992
Tripod Technology Corp.	8,098,270	29,715
Giant Manufacturing Co. Ltd.	5,007,248	29,486
Synnex Technology International Corp.	23,102,184	28,510
Chicony Electronics Co. Ltd.	9,872,280	27,797
Sino-American Silicon Products Inc.	8,659,540	27,665
Phison Electronics Corp.	2,581,454	26,920
Chunghwa Telecom Co. Ltd. (XNYS)	752,310	26,903
Acer Inc.	48,571,771	26,862
Teco Electric and Machinery Co. Ltd.	30,177,034	26,821
Winbond Electronics Corp.	47,760,909	26,323
Unimicron Technology Corp.	20,708,661	25,761
Wiwynn Corp.	1,120,000	25,746

Walsin Lihwa Corp.	52,193,176	25,387
Radiant Opto-Electronics Corp.	7,289,227	25,012
Compeq Manufacturing Co. Ltd.	17,646,494	23,435
Genius Electronic Optical Co. Ltd.	1,345,565	23,273
Parade Technologies Ltd.	1,113,732	23,173
Highwealth Construction Corp.	15,268,367	22,804
* Tatung Co. Ltd.	35,307,319	22,700
Merida Industry Co. Ltd.	4,037,004	21,978
ITEQ Corp.	4,872,508	20,949
Chipbond Technology Corp.	10,439,635	20,583
Taiwan Fertilizer Co. Ltd.	12,991,225	20,473
King Yuan Electronics Co. Ltd.	18,310,721	19,464
Voltronic Power Technology Corp.	806,915	19,378
Nan Kang Rubber Tire Co. Ltd.	11,522,745	18,375
Nien Made Enterprise Co. Ltd.	2,264,522	18,340
Epistar Corp.	16,260,605	18,151
Formosa Taffeta Co. Ltd.	16,293,498	18,127
Ruentex Development Co. Ltd.	12,692,278	17,730
King's Town Bank Co. Ltd.	15,587,696	17,642
Poya International Co. Ltd.	1,223,465	17,533
Taichung Commercial Bank Co. Ltd.	42,801,452	17,166
Elite Material Co. Ltd.	4,581,298	17,124
TA Chen Stainless Pipe	17,124,767	17,036
Lien Hwa Industrial Holdings Corp.	13,608,106	16,958
ASPEED Technology Inc.	552,183	16,909
Standard Foods Corp.	7,394,849	16,860
FLEXium Interconnect Inc.	4,714,334	16,262
* Evergreen Marine Corp. Taiwan Ltd.	41,625,779	16,009
Eva Airways Corp.	39,771,293	15,991
Makalot Industrial Co. Ltd.	3,200,234	15,962
Ruentex Industries Ltd.	7,022,063	15,698
Taiwan Surface Mounting Technology Corp.	4,777,113	15,501
Taiwan Union Technology Corp.	3,739,239	15,340
Qisda Corp.	22,783,660	15,114
United Integrated Services Co. Ltd.	2,452,603	15,100
IBF Financial Holdings Co. Ltd.	38,908,909	15,095
Great Wall Enterprise Co. Ltd.	10,956,544	14,926
Merry Electronics Co. Ltd.	3,058,144	14,768
E Ink Holdings Inc.	14,880,378	14,478
Far Eastern Department Stores Ltd.	17,800,887	14,430
International CSRC Investment Holdings Co.	14,322,159	14,387
Sinbon Electronics Co. Ltd.	3,370,391	14,258
ASMedia Technology Inc.	549,775	14,236
Hota Industrial Manufacturing Co. Ltd.	3,552,069	13,930
Gigabyte Technology Co. Ltd.	8,169,160	13,680
CTCI Corp.	10,850,642	13,524
HTC Corp.	11,884,079	13,313
Far Eastern International Bank	33,760,870	13,242
Mitac Holdings Corp.	13,711,119	13,048
Elan Microelectronics Corp.	4,644,344	13,047
Bizlink Holding Inc.	1,781,556	13,015
Chilisin Electronics Corp.	3,311,701	12,731
TCI Co. Ltd.	1,718,788	12,653
China Petrochemical Development Corp.	47,017,290	12,533
International Games System Co. Ltd.	783,763	12,500
Eternal Materials Co. Ltd.	14,011,248	12,462
eMemory Technology Inc.	1,151,253	12,159

China Airlines Ltd.	45,616,932	12,061
King Slide Works Co. Ltd.	1,041,930	12,033
Tong Hsing Electronic Industries Ltd.	2,390,610	11,782
Lotes Co. Ltd.	1,126,038	11,548
Taiwan Secom Co. Ltd.	3,916,466	11,511
Huaku Development Co. Ltd.	3,868,856	11,428
Wistron NeWeb Corp.	4,814,164	11,131
Clevo Co.	9,681,551	10,988
Grape King Bio Ltd.	1,738,683	10,983
Global Unichip Corp.	1,413,525	10,948
Capital Securities Corp.	32,267,508	10,851
Tong Yang Industry Co. Ltd.	7,733,142	10,834
WT Microelectronics Co. Ltd.	8,514,296	10,769
Taiwan Paiho Ltd.	4,157,592	10,762
Transcend Information Inc.	4,032,325	10,759
General Interface Solution Holding Ltd.	3,269,516	10,740
^ AU Optronics Corp. ADR	3,328,829	10,719
St. Shine Optical Co. Ltd.	777,727	10,539
Goldsun Building Materials Co. Ltd.	21,593,722	10,471
Visual Photonics Epitaxy Co. Ltd.	3,131,609	10,220
Shin Zu Shing Co. Ltd.	2,108,526	10,185
HannStar Display Corp.	41,264,793	10,147
Kinpo Electronics	21,763,193	10,074
Asia Optical Co. Inc.	3,519,519	9,920
* TaiMed Biologics Inc.	3,201,087	9,736
ChipMOS Technologies Inc.	9,818,348	9,608
LandMark Optoelectronics Corp.	1,129,765	9,560
Cheng Loong Corp.	14,609,761	9,495
Pixart Imaging Inc.	1,785,804	9,392
Topco Scientific Co. Ltd.	2,645,260	9,377
Sercomm Corp.	3,816,250	9,265
Jentech Precision Industrial Co. Ltd.	1,360,948	9,215
Getac Technology Corp.	5,636,752	9,200
Primax Electronics Ltd.	5,320,882	9,179
Sunny Friend Environmental Technology Co. Ltd.	1,040,798	9,123
Taiwan Hon Chuan Enterprise Co. Ltd.	4,585,133	9,112
* PharmaEssentia Corp.	2,647,562	9,082
Cub Elecparts Inc.	1,270,736	8,983
Chong Hong Construction Co. Ltd.	3,198,790	8,858
Unitech Printed Circuit Board Corp.	9,133,956	8,837
Cheng Uei Precision Industry Co. Ltd.	6,811,595	8,819
TTY Biopharm Co. Ltd.	3,419,457	8,814
China Steel Chemical Corp.	2,207,245	8,738
* OBI Pharma Inc.	2,142,745	8,688
Yulon Motor Co. Ltd.	14,457,491	8,485
Wafer Works Corp.	7,995,165	8,455
* Grand Pacific Petrochemical	14,812,283	8,292
Yulon Finance Corp.	2,277,238	8,291
* TPK Holding Co. Ltd.	5,320,313	8,252
Charoen Pokphand Enterprise	3,960,431	8,237
TSRC Corp.	10,842,009	8,228
Advanced Ceramic X Corp.	824,971	8,194
Sitronix Technology Corp.	1,627,567	8,186
Chunghwa Precision Test Tech Co. Ltd.	284,368	8,170
* United Renewable Energy Co. Ltd.	33,865,363	8,105
Run Long Construction Co. Ltd.	4,103,449	8,046
Coretronic Corp.	6,663,212	7,991

Shinkong Synthetic Fibers Corp.	20,863,312	7,962
Tung Ho Steel Enterprise Corp.	10,649,567	7,923
U-Ming Marine Transport Corp.	7,757,610	7,845
Oriental Union Chemical Corp.	12,027,474	7,807
A-DATA Technology Co. Ltd.	3,362,467	7,750
Everlight Electronics Co. Ltd.	6,233,687	7,738
Taiwan Glass Industry Corp.	21,962,615	7,513
Center Laboratories Inc.	4,347,596	7,503
Sigurd Microelectronics Corp.	6,584,585	7,420
YFY Inc.	17,103,047	7,383
Arcadyan Technology Corp.	2,849,082	7,321
Holy Stone Enterprise Co. Ltd.	2,264,126	7,316
United Microelectronics Corp. (XNYS)	2,997,991	7,255
* Mercuries Life Insurance Co. Ltd.	17,245,725	7,074
Kinsus Interconnect Technology Corp.	4,597,758	7,066
Cathay Real Estate Development Co. Ltd.	10,400,505	7,023
Foxsemicon Integrated Technology Inc.	1,235,081	6,991
Ardentec Corp.	7,751,391	6,922
Egis Technology Inc.	1,059,582	6,874
Wan Hai Lines Ltd.	12,271,127	6,844
Machvision Inc.	527,768	6,657
Advanced Wireless Semiconductor Co.	2,252,646	6,636
* XinTec Inc.	2,589,714	6,600
Longchen Paper & Packaging Co. Ltd.	14,529,579	6,566
Career Technology MFG. Co. Ltd.	6,663,388	6,481
TXC Corp.	4,516,090	6,464
Brighton-Best International Taiwan Inc.	6,987,000	6,437
Sanyang Motor Co. Ltd.	9,499,689	6,378
Greatek Electronics Inc.	4,061,961	6,270
Wisdom Marine Lines Co. Ltd.	6,626,903	6,163
Supreme Electronics Co. Ltd.	5,633,033	6,052
Cleanaway Co. Ltd.	1,149,359	6,003
Systex Corp.	2,238,140	5,982
momo.com Inc.	593,801	5,962
* Asia Pacific Telecom Co. Ltd.	22,904,003	5,929
Jih Sun Financial Holdings Co. Ltd.	17,785,225	5,859
Chlitina Holding Ltd.	876,977	5,859
Sporton International Inc.	890,174	5,836
BES Engineering Corp.	23,807,754	5,767
Ennoconn Corp.	776,660	5,766
Hung Sheng Construction Ltd.	7,600,384	5,737
Lung Yen Life Service Corp.	2,814,221	5,727
Via Technologies Inc.	5,572,909	5,704
ASE Technology Holding Co. Ltd. (XNYS)	1,198,385	5,680
AURAS Technology Co. Ltd.	1,059,000	5,631
Pharmally International Holding Co. Ltd.	797,039	5,531
Faraday Technology Corp.	3,409,786	5,475
Kindom Development Co. Ltd.	5,870,955	5,465
China Man-Made Fiber Corp.	22,005,497	5,444
President Securities Corp.	11,694,203	5,444
Yungtay Engineering Co. Ltd.	2,673,000	5,382
Taiwan Semiconductor Co. Ltd.	3,621,342	5,304
Taiwan Styrene Monomer	8,306,977	5,285
Prince Housing & Development Corp.	14,633,870	5,241
Chin-Poon Industrial Co. Ltd.	5,209,799	5,223
Taiwan Cogeneration Corp.	4,878,754	5,221
Nantex Industry Co. Ltd.	5,230,409	5,210

USI Corp.	12,539,641	5,181
Test Research Inc.	2,880,878	5,166
Nan Ya Printed Circuit Board Corp.	3,643,556	5,153
Formosa International Hotels Corp.	1,019,756	5,149
Farglory Land Development Co. Ltd.	3,867,158	5,141
Holtek Semiconductor Inc.	2,365,952	5,099
SDI Corp.	2,492,876	5,077
AcBel Polytech Inc.	6,637,994	5,060
Tainan Spinning Co. Ltd.	15,042,940	5,056
China Motor Corp.	4,090,222	5,047
Yieh Phui Enterprise Co. Ltd.	16,195,938	4,872
Dynapack International Technology Corp.	2,204,479	4,814
Wei Chuan Foods Corp.	6,669,507	4,805
Asia Vital Components Co. Ltd.	4,302,644	4,760
Feng Hsin Steel Co. Ltd.	2,715,385	4,756
Darfon Electronics Corp.	3,762,164	4,717
Kenda Rubber Industrial Co. Ltd.	4,878,556	4,656
Rexon Industrial Corp. Ltd.	2,187,000	4,648
China Metal Products	4,645,113	4,613
D-Link Corp.	10,158,679	4,595
Ginko International Co. Ltd.	755,780	4,591
Lite-On Semiconductor Corp.	3,396,636	4,581
* CMC Magnetics Corp.	17,089,610	4,573
Taiwan PCB Techvest Co. Ltd.	4,180,549	4,544
Hu Lane Associate Inc.	1,477,641	4,543
Global Mixed Mode Technology Inc.	1,205,342	4,502
Elite Advanced Laser Corp.	2,146,862	4,476
Taiwan FamilyMart Co. Ltd.	619,073	4,462
Elite Semiconductor Memory Technology Inc.	3,900,717	4,356
Johnson Health Tech Co. Ltd.	1,781,092	4,278
Pan-International Industrial Corp.	6,454,613	4,274
China General Plastics Corp.	6,805,531	4,266
Syncmold Enterprise Corp.	1,457,099	4,254
* PChome Online Inc.	1,450,661	4,248
Mercuries & Associates Holding Ltd.	5,639,588	4,203
YungShin Global Holding Corp.	2,855,434	4,181
TaiDoc Technology Corp.	878,645	4,174
Pan Jit International Inc.	5,322,398	4,173
Gourmet Master Co. Ltd.	1,239,237	4,166
Wah Lee Industrial Corp.	2,270,126	4,162
Hsin Kuang Steel Co. Ltd.	3,988,403	4,156
OptoTech Corp.	5,686,266	4,140
TA-I Technology Co. Ltd.	1,997,815	4,122
* Gemtek Technology Corp.	5,263,668	4,088
Chung-Hsin Electric & Machinery Manufacturing Corp.	4,546,593	4,060
Xxentria Technology Materials Corp.	2,002,444	4,056
Chaun-Choung Technology Corp.	593,645	4,027
* Lotus Pharmaceutical Co. Ltd.	1,332,779	3,992
Taiwan TEA Corp.	7,624,399	3,986
Kung Long Batteries Industrial Co. Ltd.	795,932	3,981
Nichidenbo Corp.	2,540,000	3,958
UPC Technology Corp.	11,783,277	3,946
Newmax Technology Co. Ltd.	1,708,000	3,932
Aten International Co. Ltd.	1,408,480	3,903
Alpha Networks Inc.	5,849,978	3,892
Concraft Holding Co. Ltd.	869,979	3,790
* Taigen Biopharmaceuticals Holdings Ltd.	5,329,526	3,781

Lealea Enterprise Co. Ltd.	12,745,771	3,769
* Ritek Corp.	19,583,122	3,764
Radium Life Tech Co. Ltd.	11,130,715	3,749
Roo Hsing Co. Ltd.	10,882,144	3,708
Taiflex Scientific Co. Ltd.	2,524,994	3,694
Topkey Corp.	867,000	3,687
ScinoPharm Taiwan Ltd.	4,272,246	3,664
Adlink Technology Inc.	2,376,968	3,616
YC INOX Co. Ltd.	4,257,613	3,583
Kinik Co.	1,699,479	3,577
Soft-World International Corp.	1,341,372	3,576
* Orient Semiconductor Electronics Ltd.	8,321,208	3,557
Flytech Technology Co. Ltd.	1,473,785	3,517
* HannsTouch Solution Inc.	8,553,304	3,505
Namchow Holdings Co. Ltd.	2,080,971	3,403
* AmTRAN Technology Co. Ltd.	10,047,832	3,399
FocalTech Systems Co. Ltd.	4,077,611	3,387
* Unizyx Holding Corp.	6,049,555	3,384
Ton Yi Industrial Corp.	9,237,324	3,321
Sinyi Realty Inc.	3,352,300	3,297
Alchip Technologies Ltd.	435,000	3,257
Darwin Precisions Corp.	6,755,570	3,228
Firich Enterprises Co. Ltd.	3,079,619	3,227
Depo Auto Parts Ind Co. Ltd.	1,705,025	3,213
Ho Tung Chemical Corp.	12,240,141	3,208
Casetek Holdings Ltd.	2,305,685	3,199
Gloria Material Technology Corp.	5,537,126	3,190
Lextar Electronics Corp.	5,687,368	3,117
Brogent Technologies Inc.	570,643	3,116
* Yang Ming Marine Transport Corp.	13,987,962	3,115
Test Rite International Co. Ltd.	4,564,824	3,096
* Medigen Biotechnology Corp.	1,715,797	3,039
* CSBC Corp. Taiwan	3,743,675	3,029
Iron Force Industrial Co. Ltd.	899,535	3,003
Swancor Holding Co. Ltd.	1,161,426	2,970
CyberTAN Technology Inc.	5,808,006	2,946
Yulon Nissan Motor Co. Ltd.	329,842	2,943
Sampo Corp.	4,491,497	2,932
Quanta Storage Inc.	2,718,136	2,930
* Shining Building Business Co. Ltd.	8,866,769	2,861
Zeng Hsing Industrial Co. Ltd.	671,619	2,851
Rich Development Co. Ltd.	8,571,660	2,826
IEI Integration Corp.	1,696,669	2,810
KEE TAI Properties Co. Ltd.	7,095,979	2,795
WUS Printed Circuit Co. Ltd.	2,962,539	2,793
* Gold Circuit Electronics Ltd.	5,611,941	2,791
Li Cheng Enterprise Co. Ltd.	2,008,527	2,747
Evergreen International Storage & Transport Corp.	6,029,793	2,743
Everlight Chemical Industrial Corp.	5,106,329	2,557
Ta Ya Electric Wire & Cable	6,818,981	2,521
Asia Polymer Corp.	5,120,752	2,486
Sunplus Technology Co. Ltd.	6,244,752	2,467
* Federal Corp.	6,322,195	2,454
Formosan Rubber Group Inc.	3,839,306	2,402
PharmaEngine Inc.	1,309,477	2,386
Huang Hsiang Construction Corp.	1,987,571	2,372
Rechi Precision Co. Ltd.	3,199,896	2,318

Altek Corp.	3,416,823	2,300
* Yeong Guan Energy Technology Group Co. Ltd.	1,216,740	2,296
Cyberlink Corp.	689,695	2,295
* Taiwan Land Development Corp.	8,808,935	2,281
Basso Industry Corp.	1,442,339	2,263
* Dynamic Electronics Co. Ltd.	4,363,000	2,185
Taiwan Semiconductor Manufacturing Co. Ltd. (XNYS)	40,484	2,184
Posiflex Technology Inc.	657,612	2,168
* Microbio Co. Ltd.	4,606,488	2,117
TYC Brother Industrial Co. Ltd.	2,436,099	2,070
Ichia Technologies Inc.	3,945,439	2,053
Li Peng Enterprise Co. Ltd.	9,269,714	2,044
Kuo Toong International Co. Ltd.	3,478,809	2,033
ITE Technology Inc.	1,519,399	2,028
* Tung Thih Electronic Co. Ltd.	999,118	1,997
* Gigasolar Materials Corp.	482,250	1,957
Bank of Kaohsiung Co. Ltd.	6,049,679	1,944
Tyntek Corp.	4,469,095	1,937
L&K Engineering Co. Ltd.	1,949,623	1,937
Global Brands Manufacture Ltd.	3,922,999	1,873
Zinwell Corp.	3,026,006	1,855
Wowprime Corp.	785,817	1,824
Sincere Navigation Corp.	3,756,309	1,818
Chung Hwa Pulp Corp.	6,165,818	1,762
China Chemical & Pharmaceutical Co. Ltd.	2,542,766	1,762
Sonix Technology Co. Ltd.	1,676,526	1,725
Advanced International Multitech Co. Ltd.	1,379,115	1,718
Hong Pu Real Estate Development Co. Ltd.	2,250,931	1,678
CHC Healthcare Group	1,309,222	1,635
Vivotek Inc.	595,724	1,626
* Concord Securities Co. Ltd.	6,690,803	1,618
Weltrend Semiconductor	2,040,182	1,574
Senao International Co. Ltd.	1,495,428	1,573
* Motech Industries Inc.	6,518,468	1,561
Ability Enterprise Co. Ltd.	3,099,904	1,476
Taiyen Biotech Co. Ltd.	1,406,580	1,475
* Silicon Integrated Systems Corp.	6,040,320	1,465
* Etron Technology Inc.	4,737,882	1,444
Lingsen Precision Industries Ltd.	3,997,421	1,430
* Elitegroup Computer Systems Co. Ltd.	3,469,479	1,399
Globe Union Industrial Corp.	2,345,001	1,319
China Electric Manufacturing Corp.	3,432,254	1,298
Long Bon International Co. Ltd.	2,704,481	1,245
Tong-Tai Machine & Tool Co. Ltd.	2,293,126	1,226
Toung Loong Textile Manufacturing	1,003,481	1,205
Infortrend Technology Inc.	2,822,873	1,200
* Gigastorage Corp.	3,042,321	1,182
* ALI Corp.	2,229,362	1,157
Jess-Link Products Co. Ltd.	1,093,887	1,080
* AGV Products Corp.	4,265,983	969
Hannstar Board Corp.	714,000	876
* Unity Opto Technology Co. Ltd.	4,231,961	864
Nien Hsing Textile Co. Ltd.	1,256,027	851
* Phihong Technology Co. Ltd.	2,804,679	806
FSP Technology Inc.	1,120,071	779
Sheng Yu Steel Co. Ltd.	1,178,000	751
Nan Liu Enterprise Co. Ltd.	124,501	728

	Innodisk Corp.	93,000	536
*	Tatung Co. Ltd. GDR	38,865	506
	Marketech International Corp.	167,000	437
	Chia Hsin Cement Corp.	321,000	218
*	Cheng Mei Materials Technology Corp.	929,000	207
*	Champion Building Materials Co. Ltd.	749,000	155
	Fulgent Sun International Holding Co. Ltd.	36,000	155
	Taiwan Sakura Corp.	41,000	66
*,§	E-Ton Solar Tech Co. Ltd.	696,074	34
*,§	Green Energy Technology Inc.	2,817,405	30
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	—
*,§	XPEC Entertainment Inc.	872,075	—
*,§	ProMOS Technologies Inc.	11,745	—
			13,755,762
Thailand (0.8%)
	PTT PCL (Foreign)	229,873,065	317,182
	CP ALL PCL (Foreign)	87,431,389	197,668
	Airports of Thailand PCL (Foreign)	71,736,336	161,410
	Siam Cement PCL (Foreign)	13,797,760	157,602
	Kasikornbank PCL (Foreign)	28,723,774	128,580
	Siam Commercial Bank PCL (Foreign)	38,557,498	120,282
	Advanced Info Service PCL (Foreign)	18,206,282	118,366
	Bangkok Dusit Medical Services PCL	145,337,867	115,572
	PTT Exploration & Production PCL (Foreign)	22,515,984	89,104
	Central Pattana PCL	42,238,393	81,834
	Gulf Energy Development PCL	13,191,869	81,039
	Intouch Holdings PCL (Foreign)	36,025,547	64,028
	Minor International PCL (Foreign)	60,270,519	59,191
	Charoen Pokphand Foods PCL (Foreign)	59,643,801	57,060
	Krung Thai Bank PCL (Foreign)	107,984,581	55,562
	PTT Global Chemical PCL	33,637,496	52,274
	BTS Group Holdings PCL (Foreign)	128,796,430	51,462
	Digital Telecommunications Infrastructure Fund (Foreign)	84,255,697	47,081
	Bangkok Expressway & Metro PCL	123,697,770	43,362
	Home Product Center PCL	91,733,787	42,785
	Electricity Generating PCL (Foreign)	4,290,565	41,755
^	Energy Absolute PCL	26,587,451	36,639
	Bangkok Bank PCL (Foreign)	7,783,822	35,835
	Global Power Synergy PCL (Foreign)	12,311,002	32,997
	Indorama Ventures PCL	35,874,263	31,999
	Land & Houses PCL	106,862,722	31,680
	Tisco Financial Group PCL (Foreign)	9,474,614	31,173
	Thai Oil PCL (Foreign)	17,421,536	28,751
	TMB Bank PCL	595,632,213	26,794
	Ratchaburi Electricity Generating Holding PCL (Foreign)	12,064,015	26,266
	Osotspa PCL (Foreign)	18,438,522	26,004
	B Grimm Power PCL (Foreign)	11,927,740	23,614
	Thanachart Capital PCL	14,120,966	23,419
^	Banpu PCL	71,851,481	23,171
	Srisawad Corp. PCL (Foreign)	9,786,178	23,135
	Thai Union Frozen Products PCL (Foreign)	46,673,268	22,835
	Muangthai Capital PCL	10,901,101	22,554
	Bumrungrad Hospital PCL (Foreign)	5,205,949	22,259
	Kiatnakin Bank PCL	10,170,487	22,166
^	Berli Jucker PCL	16,571,416	21,798
^	Krungthai Card PCL (Foreign)	19,449,690	21,215
	Jasmine Broadband Internet Infrastructure Fund (Foreign)	66,278,047	20,731

True Corp. PCL	167,912,016	20,071
Asset World Corp. PCL	110,916,300	18,817
IRPC PCL (Foreign)	166,037,222	15,161
Total Access Communication PCL (Foreign)	10,536,801	14,937
Thailand Future Fund	37,104,423	14,873
^ BTS Rail Mass Transit Growth Infrastructure Fund	44,942,792	14,575
Bangchak Corp. PCL (Foreign)	17,697,123	14,081
Delta Electronics Thailand PCL	7,894,971	13,973
Robinson PCL	7,637,778	13,166
^ VGI PCL	41,878,546	11,769
Supalai PCL	22,417,611	11,594
Carabao Group PCL	4,068,084	11,495
^ WHA Corp. PCL	112,551,621	11,426
Hana Microelectronics PCL (Foreign)	9,369,258	10,513
^ Siam Global House PCL	23,157,310	10,467
^ WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	18,609,262	10,092
TTW PCL	21,751,038	9,677
TOA Paint Thailand PCL	8,122,121	9,304
Bangkok Chain Hospital PCL	18,517,977	9,158
^ CH Karnchang PCL	14,373,704	9,093
Jasmine International PCL	53,395,768	8,603
Asian Property Development PCL (Foreign)	37,401,558	8,247
^ Sino-Thai Engineering & Construction PCL	16,727,797	8,039
AEON Thana Sinsap Thailand PCL	1,509,479	7,875
Siam City Cement PCL (Foreign)	1,273,494	7,620
^ Quality Houses PCL	94,672,194	7,501
Chularat Hospital PCL	86,973,262	7,493
CK Power PCL	57,264,121	7,297
Central Plaza Hotel PCL	10,506,732	7,285
Tipco Asphalt PCL (Foreign)	10,921,315	7,214
KCE Electronics PCL	11,717,615	6,966
Bangkok Land PCL	175,873,972	6,710
MBK PCL	10,493,157	6,677
TPI Polene PCL	130,692,483	6,576
Star Petroleum Refining PCL	24,223,982	6,550
^ Amata Corp. PCL (Foreign)	12,306,122	6,394
Major Cineplex Group PCL	9,197,684	6,226
North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	14,418,926	5,966
Sri Trang Agro-Industry PCL	13,760,097	5,696
Thai Vegetable Oil PCL	5,986,993	5,619
TPI Polene Power PCL	38,255,716	5,271
^ BCPG PCL	9,653,916	4,894
Gunkul Engineering PCL	55,788,688	4,689
^ Sansiri PCL (Foreign)	143,827,188	4,593
^ Banpu Power PCL	9,451,595	4,457
Plan B Media PCL	23,116,300	4,385
^ Esso Thailand PCL	20,476,006	4,381
MK Restaurants Group PCL	1,934,862	4,288
Pruksa Holding PCL	8,873,088	4,001
^ Thaifoods Group PCL	26,610,051	3,837
PTG Energy PCL	8,311,083	3,670
Siam Makro PCL	3,449,979	3,655
Bangkok Life Assurance PCL (Foreign)	5,839,279	3,603
GFPT PCL	8,616,536	3,417
^ Ratchthani Leasing PCL	19,193,300	3,335
§ Pruksa Real Estate PCL	7,721,100	3,324
Super Energy Corp. PCL	198,442,544	3,233

	SPCG PCL	4,740,346	3,035
*,^	Thai Airways International PCL (Foreign)	16,497,615	3,026
*,^	BEC World PCL (Foreign)	17,664,675	2,981
	Italian-Thai Development PCL	58,091,352	2,683
^	Taokaenoi Food & Marketing PCL	9,135,665	2,673
^	Origin Property PCL	11,922,647	2,490
	LPN Development PCL	14,344,944	2,229
^	Thoresen Thai Agencies PCL	17,692,306	2,056
	U City PCL	42,471,314	2,051
^	Unique Engineering & Construction PCL	8,952,653	2,040
	Workpoint Entertainment PCL (Foreign)	5,015,064	2,011
	Samart Corp. PCL	7,940,830	1,894
*,^	Precious Shipping PCL	10,069,957	1,844
	Univentures PCL	12,213,275	1,806
	Bangkok Airways PCL	9,005,098	1,702
*	Krungthai Card PCL	1,221,600	1,332
^	Beauty Community PCL	17,887,383	1,279
^	Group Lease PCL (Foreign)	8,738,835	1,141
^	Thaicom PCL	9,409,047	1,135
^	Bangkok Life Assurance PCL	989,426	611
*	Global Power Synergy PCL	154,200	413
	Minor International PCL Warrants Exp. 12/31/2021	3,024,402	210
*,^	Group Lease PCL NVDR	1,118,575	146
	Vibhavadi Medical Center PCL (Foreign)	1,908,900	100
*,§	Inter Far East Energy Corp.	5,655,044	63
	Thonburi Healthcare Group PCL	51,800	43
*	Samart Corp. PCL Warrants Exp. 05/08/2021	2,337,800	35
*	Jasmine Broadband Internet Infrastructure Fund	84,000	26
*	Workpoint Entertainment PCL	28,000	11
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	33,699,240	11
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	1,805,581	3
*,§	G J Steel PCL Warrants Exp. 02/07/2020	9,920,670	3
	BTS Group Holdings PCL (Foreign) Warrants Exp. 12/31/2021	4,918,354	—
	BTS Group Holdings PCL NVDR Warrants Exp. 12/31/2021	7,961,288	—
			3,143,146
Turkey (0.2%)
*	Turkiye Garanti Bankasi AS	34,019,643	67,511
*	Akbank T.A.S.	43,435,252	59,941
	BIM Birlesik Magazalar AS	7,238,068	58,913
	KOC Holding AS	13,980,778	45,502
	Turkcell Iletisim Hizmetleri AS	17,441,486	41,033
	Tupras Turkiye Petrol Rafinerileri AS	1,975,956	37,122
	Eregli Demir ve Celik Fabrikalari TAS	22,005,228	34,178
*	Turkiye Is Bankasi AS	22,803,242	27,543
	Haci Omer Sabanci Holding AS (Bearer)	14,654,532	23,825
*	Turk Hava Yollari AO	8,866,988	20,229
*	Turkiye Vakiflar Bankasi TAO	16,865,436	18,596
	Aselsan Elektronik Sanayi Ve Ticaret AS	4,650,714	18,198
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,140,620	12,976
	TAV Havalimanlari Holding AS	2,833,387	12,889
	Ford Otomotiv Sanayi AS	1,026,262	12,850
*	Yapi ve Kredi Bankasi AS	25,238,343	12,511
	Enka Insaat ve Sanayi AS	10,059,603	11,841
*	Turkiye Halk Bankasi AS	9,911,296	11,453
*	Turk Telekomunikasyon AS	8,756,125	11,351
*	Petkim Petrokimya Holding AS	15,742,289	10,600
*	Koza Altin Isletmeleri AS	785,178	10,509

*	Ulker Biskuvi Sanayi AS	2,546,150	9,919
	Turkiye Sise ve Cam Fabrikalari AS	10,382,850	9,637
*	Arcelik AS	2,755,314	9,605
	Tekfen Holding AS	2,847,735	9,148
	Tofas Turk Otomobil Fabrikasi AS	2,013,630	8,880
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	31,575,000	8,794
	Coca-Cola Icecek AS	1,070,889	8,289
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	16,209,480	7,617
*	Sok Marketler Ticaret AS	3,992,273	7,221
	Soda Sanayii AS	6,243,226	6,945
*	Pegasus Hava Tasimaciligi AS	571,885	6,541
2	Enerjisa Enerji AS	4,752,461	6,440
	AG Anadolu Grubu Holding AS	1,594,980	5,330
*,2	Mavi Giyim Sanayi Ve Ticaret AS	551,904	5,237
*	Koza Anadolu Metal Madencilik Isletmeleri AS	2,903,422	5,134
	Dogan Sirketler Grubu Holding AS	15,082,303	5,133
*	Turkiye Sinai Kalkinma Bankasi AS	22,220,743	5,082
	Trakya Cam Sanayii AS	6,405,168	4,310
*	Migros Ticaret AS	871,438	3,658
*,2	MLP Saglik Hizmetleri AS	1,248,827	3,631
*	Bera Holding AS	4,778,181	3,522
*	Logo Yazilim Sanayi Ve Ticaret AS	329,019	3,416
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,941,644	3,211
	Otokar Otomotiv Ve Savunma Sanayi A.S.	113,158	3,075
	Iskenderun Demir ve Celik AS	2,347,762	3,050
	Alarko Holding AS	2,800,598	2,888
	Sasa Polyester Sanayi AS	2,021,584	2,748
*	Vestel Elektronik Sanayi ve Ticaret AS	1,154,007	2,677
	Aksa Akrilik Kimya Sanayii AS	1,119,314	2,637
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,755,589	2,477
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	3,432,659	2,395
	Aksigorta AS	2,046,856	2,336
*	Is Gayrimenkul Yatirim Ortakligi AS	7,410,880	2,317
*	Aksa Enerji Uretim AS Class B	3,360,383	2,289
	Aygaz AS	960,241	2,121
*	Turk Traktor ve Ziraat Makineleri AS	204,698	2,063
*	Gubre Fabrikalari TAS	1,143,951	1,961
	Kordsa Teknik Tekstil AS	829,205	1,950
	EGE Endustri VE Ticaret AS	16,842	1,896
	Anadolu Cam Sanayii AS	2,330,892	1,843
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	3,665,639	1,816
*	Albaraka Turk Katilim Bankasi AS	6,318,053	1,783
*	Zorlu Enerji Elektrik Uretim AS	6,009,166	1,662
	Polisan Holding AS	2,666,361	1,508
*	Sekerbank Turk AS	6,202,502	1,442
*	Tat Gida Sanayi AS	1,110,149	1,350
*	Cimsa Cimento Sanayi VE Ticaret AS	664,913	1,095
	Dogus Otomotiv Servis ve Ticaret AS	473,725	951
	Akcansa Cimento AS	524,843	930
*	NET Holding AS	2,179,394	878
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	536,484	858
	Adana Cimento Sanayii TAS Class A	425,578	677
*	Konya Cimento Sanayii AS	8,314	385
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	528,219	248
*,§	Asya Katilim Bankasi AS	6,861,580	—
			762,577

United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	71,373,426	299,456
	Emirates Telecommunications Group Co. PJSC	28,361,454	125,697
	Abu Dhabi Commercial Bank PJSC	43,564,009	90,354
	Emaar Properties PJSC	57,908,443	63,189
	Dubai Islamic Bank PJSC	27,590,661	42,796
	Aldar Properties PJSC	63,842,171	38,564
	DP World plc	2,647,813	36,755
	Abu Dhabi Islamic Bank PJSC	15,235,522	23,794
	Emaar Malls PJSC	31,972,377	15,781
*	Air Arabia PJSC	36,294,200	15,019
	Emaar Development PJSC	12,837,239	13,250
	Dana Gas PJSC	49,501,441	12,130
	Dubai Investments PJSC	33,431,333	11,851
	GFH Financial Group BSC	46,277,668	10,815
*	Dubai Financial Market PJSC	26,257,988	6,722
*	DAMAC Properties Dubai Co. PJSC	26,884,120	5,061
	Arabtec Holding PJSC	11,704,006	3,180
*	DXB Entertainments PJSC	49,530,386	2,531
*	Deyaar Development PJSC	22,470,322	2,155
*	RAK Properties PJSC	16,209,203	2,047
*	Union Properties PJSC	33,844,206	1,850
*	Eshraq Investments PJSC	15,132,107	1,255
*,§	Drake & Scull International PJSC	7,671,678	773
			825,025
United Kingdom (10.7%)
	HSBC Holdings plc	330,533,470	2,403,067
	AstraZeneca plc	21,428,264	2,096,301
	BP plc	325,178,829	1,957,635
	GlaxoSmithKline plc	80,006,089	1,878,519
	Royal Dutch Shell plc Class A (XLON)	69,462,743	1,824,140
	British American Tobacco plc (XLON)	36,698,612	1,618,242
	Royal Dutch Shell plc Class B	59,634,889	1,567,022
	Diageo plc	37,626,671	1,487,893
	Unilever plc	17,786,168	1,060,982
	Rio Tinto plc	17,949,737	959,860
	Vodafone Group plc	438,174,487	860,900
	Lloyds Banking Group plc	1,141,605,913	852,260
	Reckitt Benckiser Group plc	10,266,904	849,836
	Prudential plc	42,431,529	754,458
	National Grid plc	56,700,820	753,374
	BHP Group plc	33,947,376	738,928
	Compass Group plc	25,868,690	639,539
	Barclays plc	280,670,766	619,817
	Anglo American plc	20,425,411	532,989
	London Stock Exchange Group plc	5,111,259	528,208
	Glencore plc	176,907,110	517,388
	Experian plc	14,807,170	515,414
	Tesco plc	157,873,772	513,493
	RELX plc (XLON)	17,922,804	475,530
	BAE Systems plc	52,310,069	434,857
	Imperial Brands plc	15,559,554	398,986
	Legal & General Group plc	96,680,205	388,843
	Standard Chartered plc	43,001,709	357,583
	Smith & Nephew plc	14,289,737	343,828
	SSE plc	16,897,957	336,371
	Aviva plc	63,767,241	334,176

Ferguson plc	3,705,805	332,792
BT Group plc	142,644,771	302,716
Rolls-Royce Holdings plc	28,162,145	248,064
WPP plc (XLON)	19,705,224	245,009
Melrose Industries plc	78,526,029	240,661
Ashtead Group plc	7,425,587	239,685
3i Group plc	15,576,140	226,585
Segro plc	17,836,089	214,177
Royal Bank of Scotland Group plc	74,227,202	212,604
Persimmon plc	5,171,149	208,183
Informa plc	20,341,834	207,794
Intertek Group plc	2,633,860	199,855
Associated British Foods plc	5,675,835	196,464
Next plc	2,079,963	189,028
Rentokil Initial plc	30,268,705	186,414
InterContinental Hotels Group plc	2,966,954	182,755
Barratt Developments plc	16,447,616	174,142
Sage Group plc	17,749,703	172,807
Halma plc	6,206,421	172,270
Burberry Group plc	6,662,688	170,836
Taylor Wimpey plc	53,214,529	150,941
Standard Life Aberdeen plc	37,879,900	150,515
United Utilities Group plc	11,139,379	149,055
Land Securities Group plc	11,672,856	144,329
Smiths Group plc	6,482,238	144,133
Bunzl plc	5,514,863	142,838
Spirax-Sarco Engineering plc	1,199,642	140,930
M&G plc	42,443,142	133,933
Croda International plc	2,030,108	133,316
Berkeley Group Holdings plc	1,914,751	132,246
Severn Trent plc	3,871,505	131,747
DCC plc	1,607,487	129,793
St. James's Place plc	8,586,929	129,146
Whitbread plc	2,180,538	128,542
Mondi plc (XLON)	6,132,533	124,779
Rightmove plc	14,315,292	124,066
RSA Insurance Group plc	16,886,041	122,514
* Ocado Group plc	7,393,169	119,207
Coca-Cola HBC AG	3,178,559	116,757
Meggitt plc	12,689,935	112,892
British Land Co. plc	15,192,201	111,107
2 Auto Trader Group plc	14,872,285	109,741
GVC Holdings plc	9,456,275	109,342
ITV plc	60,876,362	108,459
Johnson Matthey plc	3,107,896	106,559
Centrica plc	94,920,009	106,394
Bellway plc	2,019,702	106,270
Intermediate Capital Group plc	4,574,778	104,921
Carnival plc	2,567,050	104,844
Admiral Group plc	3,374,971	100,479
Direct Line Insurance Group plc	22,538,586	100,385
Hargreaves Lansdown plc	4,414,689	100,213
Pennon Group plc	6,852,870	100,027
Pearson plc	12,763,262	95,265
DS Smith plc	20,850,860	93,485
Kingfisher plc	34,589,269	92,865
Derwent London plc	1,653,169	89,571

Wm Morrison Supermarkets plc	36,051,004	86,445
Phoenix Group Holdings plc	8,649,991	86,350
Howden Joinery Group plc	9,494,692	86,136
Travis Perkins plc	4,143,998	84,650
Tate & Lyle plc	7,678,476	80,268
UNITE Group plc	4,708,976	79,068
Hiscox Ltd.	4,556,369	78,830
Schroders plc	1,833,748	77,641
HomeServe plc	4,473,546	75,596
^ Old Mutual Ltd. (XLON)	64,168,831	75,175
Weir Group plc	4,233,060	75,122
Marks & Spencer Group plc	31,885,948	73,942
J Sainsbury plc	26,678,947	71,160
2 Quilter plc	30,396,205	68,066
AVEVA Group plc	1,039,868	67,431
International Consolidated Airlines Group SA (London Shares)	8,908,665	66,761
B&M European Value Retail SA	13,913,998	66,718
Spectris plc	1,913,903	66,643
2 ConvaTec Group plc	23,928,614	65,554
G4S plc	25,445,951	65,485
IMI plc	4,417,437	64,212
Vistry Group plc	3,518,675	64,055
IWG plc	10,999,086	64,030
Electrocomponents plc	7,276,997	63,571
JD Sports Fashion plc	5,873,836	63,522
SSP Group plc	7,220,580	61,283
Antofagasta plc	5,671,258	61,260
Dechra Pharmaceuticals plc	1,631,972	61,153
Beazley plc	8,532,669	60,896
Micro Focus International plc	4,483,349	60,210
TUI AG (XLON)	5,834,174	59,775
Investec plc	10,797,013	59,578
easyJet plc	3,183,148	58,432
2 Network International Holdings plc	7,280,803	58,283
Inchcape plc	6,590,475	57,122
Rotork plc	14,249,305	57,096
WH Smith plc	1,802,088	56,771
Hikma Pharmaceuticals plc	2,313,885	55,875
John Wood Group plc	10,825,708	53,587
Britvic plc	4,350,508	53,083
Great Portland Estates plc	4,267,560	52,450
IG Group Holdings plc	5,974,854	52,317
* Capita plc	27,023,081	51,852
Tritax Big Box REIT plc	28,117,350	51,817
Signature Aviation plc	13,381,227	51,312
Man Group PLC	24,424,841	49,504
TP ICAP plc	9,288,576	48,570
Greggs plc	1,630,336	48,449
2 Avast plc	8,591,667	48,255
2 Sophos Group plc	6,509,110	47,817
2 Trainline plc	7,505,848	46,701
2 Countryside Properties plc	7,258,111	46,686
Games Workshop Group plc	532,037	46,499
Close Brothers Group plc	2,478,041	46,261
Diploma plc	1,779,817	45,829
Ashmore Group plc	6,348,219	45,404
Hays plc	22,149,021	45,297

*	Virgin Money UK plc	20,150,239	43,532
	Shaftesbury plc	3,640,673	43,200
	Grafton Group plc	3,543,332	43,022
	Genus plc	1,049,284	42,627
	QinetiQ Group plc	9,157,265	42,540
	Primary Health Properties plc	19,948,138	41,438
	Evraz plc	8,924,641	41,436
*	Serco Group plc	19,761,432	41,223
	LondonMetric Property plc	13,601,486	40,893
	Aggreko plc	3,992,456	40,528
	UDG Healthcare plc	4,082,984	40,387
	National Express Group plc	6,799,653	40,099
	Cranswick plc	847,262	39,941
	Assura plc	38,857,790	39,898
	Redrow plc	3,755,592	39,358
	Victrex plc	1,346,654	39,297
	Royal Mail plc	14,980,032	39,157
	Big Yellow Group plc	2,519,580	39,150
	Balfour Beatty plc	11,151,765	39,069
	Capital & Counties Properties plc	12,111,524	38,866
	Hammerson plc	12,592,428	38,750
	Grainger plc	9,879,875	38,576
^	Cineworld Group plc	16,474,269	38,453
2	John Laing Group plc	8,014,090	37,485
	Moneysupermarket.com Group plc	8,500,955	36,491
	Mondi plc (XJSE)	1,777,736	35,865
	Safestore Holdings plc	3,314,241	35,281
	Savills plc	2,149,422	35,236
	Jupiter Fund Management plc	6,901,717	35,017
	Bodycote plc	3,059,433	34,527
	OneSavings Bank plc	6,101,467	34,309
	Workspace Group plc	2,126,608	34,110
	Marshalls plc	3,266,788	34,040
	Ultra Electronics Holdings plc	1,133,041	33,746
^	NMC Health plc	1,927,977	32,788
	Lancashire Holdings Ltd.	3,298,290	32,570
	William Hill plc	14,230,816	32,498
	Babcock International Group plc	4,158,965	32,270
*	Firstgroup plc	19,625,686	32,012
	Centamin plc	17,572,950	31,518
	Mediclinic International plc	6,433,615	31,291
	Pagegroup plc	5,125,670	30,878
2	Ascential plc	6,390,407	30,719
	Domino's Pizza Group plc	7,542,175	30,718
	Softcat plc	2,016,439	30,707
	Dixons Carphone plc	16,454,717	29,404
	Renishaw plc	560,466	29,342
	Pets at Home Group plc	7,768,704	28,886
	Spirent Communications plc	9,841,688	28,750
	Paragon Banking Group plc	4,227,330	28,329
	Computacenter plc	1,168,555	27,650
*	EI Group plc	7,246,204	27,210
	Crest Nicholson Holdings plc	4,057,614	26,746
	Fresnillo plc	3,034,782	26,509
*,2	Wizz Air Holdings plc	466,814	25,732
	Future plc	1,510,393	25,493
	Provident Financial plc	4,130,318	25,304

2	Ibstock plc	6,457,564	24,776
	Daily Mail & General Trust plc	2,301,645	24,700
	Synthomer plc	5,537,728	24,664
	Dunelm Group plc	1,591,900	24,391
	British American Tobacco plc (XNYS)	542,774	23,909
	Hill & Smith Holdings plc	1,276,512	23,880
	C&C Group plc (XDUB)	5,034,661	23,801
	Greencore Group plc	7,324,110	23,693
	Essentra plc	4,221,131	23,313
	Drax Group plc	6,411,659	22,970
	Rathbone Brothers plc	885,144	22,959
	Playtech plc	5,002,856	22,746
	J D Wetherspoon plc	1,111,775	22,744
	Coats Group plc	22,694,722	22,632
	Polypipe Group plc	3,088,061	22,041
	AJ Bell plc	4,261,710	21,916
	Brewin Dolphin Holdings plc	4,571,149	21,731
*	Cairn Energy plc	9,401,278	21,000
	Plus500 Ltd.	1,772,203	20,835
	KAZ Minerals plc	3,614,138	20,831
	Vesuvius plc	3,537,157	20,314
	IntegraFin Holdings plc	3,097,929	20,192
*	Frasers Group plc	3,150,392	19,590
	Petrofac Ltd.	4,255,854	19,577
	Telecom Plus plc	977,175	19,456
	Go-Ahead Group plc	697,858	18,809
*	Mitchells & Butlers plc	3,551,471	18,727
	Morgan Advanced Materials plc	4,516,687	18,581
	St. Modwen Properties plc	2,854,836	18,548
	Rhi Magnesita NV	434,561	18,291
	TalkTalk Telecom Group plc	11,184,419	17,475
*,^	Premier Oil plc	13,193,903	17,417
	Sanne Group plc	2,187,433	17,349
*	JUST GROUP PLC	16,582,788	17,050
	Royal Dutch Shell plc Class A (XAMS)	641,575	16,815
2	McCarthy & Stone plc	8,391,230	16,341
	Hyve Group plc	12,521,510	16,267
	Chemring Group plc	4,448,721	15,962
	Elementis plc	9,181,106	15,474
	Tullow Oil plc	22,555,669	14,962
	Senior plc	6,753,824	14,861
	Marston's plc	10,205,444	14,126
2	Equiniti Group plc	5,155,102	13,917
	Cairn Homes plc (XLON)	10,263,239	13,902
	Restaurant Group plc	7,604,238	12,922
2	Airtel Africa plc	13,216,279	12,724
	Keller Group plc	1,149,734	12,650
	UK Commercial Property REIT Ltd.	11,026,934	12,616
	BMO Commercial Property Trust	8,547,379	12,459
	NewRiver REIT plc	4,918,748	12,202
	Stagecoach Group plc	6,651,359	11,974
	Vectura Group plc	9,556,230	11,844
	Bank of Georgia Group plc	589,626	11,775
2	Hastings Group Holdings plc	4,956,066	11,774
	NCC Group plc	4,126,899	11,694
	SIG plc	9,587,299	11,689
	Micro Focus International plc ADR	866,911	11,617

	Hansteen Holdings plc	6,942,665	10,690
	AG Barr plc	1,332,694	10,645
	Rank Group plc	2,793,611	10,529
	Picton Property Income Ltd.	7,759,386	10,448
	Mitie Group plc	5,924,891	10,362
	Helical plc	1,639,234	10,361
	Saga plc	17,862,063	9,856
	Hunting plc	2,282,502	9,215
	TBC Bank Group plc	560,958	9,181
	Ferrexpo plc	4,969,128	9,118
	Hochschild Mining plc	4,048,631	8,996
	MAS Real Estate Inc.	6,750,536	8,877
	RPS Group plc	3,675,232	8,436
	PZ Cussons plc	3,114,688	7,938
*	Sirius Minerals plc	107,925,186	7,797
*,^	Metro Bank plc	2,567,620	7,771
2	Spire Healthcare Group plc	4,409,431	7,640
	888 Holdings plc	4,214,791	7,492
	Stobart Group Ltd.	5,506,801	7,403
	Northgate plc	2,058,484	7,236
	International Personal Finance plc	3,454,745	7,185
	Redefine International plc	3,888,774	6,782
*	Georgia Capital plc	605,067	6,426
	Halfords Group plc	2,925,202	6,317
^,2	Aston Martin Lagonda Global Holdings plc	957,891	6,307
	AA plc	9,630,377	6,081
	GoCo Group plc	4,888,647	6,027
*	Indivior plc	11,898,842	5,948
	Dignity plc	768,387	5,801
	Card Factory plc	4,936,256	5,760
	Devro plc	2,516,172	5,689
*	Premier Foods plc	11,381,889	5,432
	Superdry plc	1,055,971	5,332
	Schroder REIT Ltd.	7,575,073	5,274
*,^	AO World plc	4,381,276	4,432
	Renewi plc	9,384,362	4,410
2	Bakkavor Group plc	2,284,932	4,093
2	CMC Markets plc	1,847,441	3,819
	Galliford Try Holdings plc	1,758,859	3,459
*,^	Intu Properties plc	14,406,073	3,237
	De La Rue plc	1,712,598	3,168
2	Finablr plc	2,714,531	2,958
	Pharos Energy plc	4,356,533	2,616
2	Funding Circle Holdings plc	2,303,780	2,427
	N Brown Group plc	2,168,525	2,342
	Kainos Group plc	213,598	2,219
*,2	Alfa Financial Software Holdings plc	1,608,994	2,069
2	Amigo Holdings plc	2,191,836	1,679
	Ted Baker plc	454,522	1,349
*	Just Eat plc	55,472	630
	C&C Group plc (XLON)	76,310	361
2	Watches of Switzerland Group plc	47,633	235
*,§	Thomas Cook Group plc	15,493,477	—
*,^,§ Afren plc		7,677,368	—
*,§	Carillion plc	5,566,311	—
			44,176,942

Total Common Stocks (Cost $365,758,149)				406,453,039
	Coupon
Temporary Cash Investments (1.8%)1
Money Market Fund (1.7%)
5,6 Vanguard Market Liquidity Fund	1.730%		74,420,388	7,443,527

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
7 United States Treasury Bill	1.566%-1.872%	2/20/20	114,000	113,920
7 United States Treasury Bill	1.546%	3/26/20	54,000	53,881
7 United States Treasury Bill	1.527%	4/30/20	57,000	56,790
				224,591
Total Temporary Cash Investments (Cost $7,666,614)				7,668,118
Total Investments (100.6%) (Cost $373,424,763)				414,121,157
Other Assets and Liabilities-Net (-0.6%)6,7,8				(2,605,896)
Net Assets (100%)				411,515,261

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$3,377,126,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate value of these securities was $7,523,233,000, representing 1.8% of net assets.
3 “Other” represents securities that are not classified by the fund's benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Collateral of $3,645,226,000 was received for securities on loan.
7 Securities with a value of $224,557,000 and cash of $3,257,000 have been segregated as initial margin for open futures contracts.
8 Cash of $38,090,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Total International Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
							($000)

							Value and
							Unrealized
					Number of		Appreciation
			Expiration		Long (short) Contracts	Notional Amount	(Depreciation)
Long Futures Contracts

Dow Jones EURO STOXX 50 Index			March 2020	27,612		1,114,378	(28,683)
Topix Index			March 2020		6,052	937,779	(21,051)
MSCI Emerging Markets Index			March 2020	15,566		817,293	(42,903)
E-mini S&P 500 Index			March 2020		4,574	737,329	(6,104)
FTSE 100 Index			March 2020		7,224	688,506	(19,452)
S&P TSX 60 Index			March 2020		2,559	398,913	7,546
S&P ASX 200 Index			March 2020		2,695	313,632	7,869
							(102,778)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Barclays Bank
plc	4/2/20	JPY	113,998,905	USD	1,056,323	—	(569)

BNP Paribas	4/2/20	EUR	866,628	USD	970,884	—	(5,978)
Toronto-
Dominion Bank	4/2/20	GBP	470,552	USD	629,935	—	(7,505)
Morgan Stanley
Capital Services
LLC	4/2/20	CAD	492,104	USD	373,417	—	(1,580)

BNP Paribas	4/2/20	AUD	423,438	USD	291,589	—	(7,809)
Credit Suisse
International	4/2/20	JPY	10,000,000	USD	92,094	517	—
JPMorgan Chase
Bank, N.A.	4/2/20	EUR	47,200	USD	52,735	—	(183)
Goldman Sachs
International	4/2/20	GBP	14,700	USD	19,327	118	—
Royal Bank of
Canada	4/2/20	GBP	8,340	USD	10,965	67	—
State Street Bank
& Trust Co.	4/2/20	USD	252,485	JPY	27,279,788	—	(155)
JPMorgan Chase
Bank, N.A.	4/2/20	USD	102,261	CHF	99,653	—	(1,660)
Credit Suisse
International	4/2/20	USD	100,874	EUR	90,467	148	—

BNP Paribas	4/2/20	USD	91,363	GBP	70,000	—	(1,231)
JPMorgan Chase
Bank, N.A.	4/2/20	USD	75,336	KRW	87,262,181	2,028	—
Barclays Bank
plc	4/2/20	USD	52,591	CAD	69,162	332	—

Total International Stock Index Fund

UBS AG	4/2/20	USD	43,783	JPY	4,764,120	—	(338)
Morgan Stanley
Capital Services
LLC	4/2/20	USD	35,937	GBP	27,538	—	(490)
Goldman Sachs
International	4/2/20	USD	27,872	AUD	40,293	868	—
Goldman Sachs
International	4/2/20	USD	6,893	JPY	750,000	—	(53)
						4,078	(27,551)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

At January 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $1,321,000 and cash of $850,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Total International Stock Index Fund

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Total International Stock Index Fund

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	39,201,708	932,829	—
Common Stocks—Other	10,422,490	355,815,878	80,134
Temporary Cash Investments	7,443,527	224,591	—
Futures Contracts—Assets[1]	3,814	—	—
Futures Contracts—Liabilities[1]	(92,082)	—	—
Forward Currency Contracts—Assets	—	4,078	—
Forward Currency Contracts—Liabilities	—	(27,551)	—
Total	56,979,457	356,949,825	80,134
1 Represents variation margin on the last day of the reporting period.

E. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					Jan. 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE
Emerging
Markets ETF	659,528	—	—	—	2,522	8,811	—	662,050
Vanguard
Market
Liquidity Fund	8,639,514	NA1	NA1	257	670	13,866	—	7,443,527
Total	9,299,042			257	3,191	22,677	—	8,105,577
1 Not applicable—purchases and sales are for temporary cash investment purposes.